Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 30, 2024
Entity Registrant Name	dei_EntityRegistrantName	Themes ETF Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001976322
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 12, 2024
Document Effective Date	dei_DocumentEffectiveDate	Dec. 12, 2024
Prospectus Date	rr_ProspectusDate	Dec. 12, 2024
Themes S&P 500 Dual Options Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Themes S&P 500 Dual Options Income ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Themes S&P 500 Dual Options Income ETF (the “Fund”) is an exchange-traded fund (“ETF”) that seeks current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed ETF that seeks current income by employing an options strategy known as a “short strangle” on the S&P 500® Index (the “S&P 500 Index” or the “Index”). More precisely, the Fund aims to generate income from its options investments when the Index experiences little or no volatility during the time period for which the options provide exposure (every business day). On days when the Index experiences volatility, the Fund has the potential to incur losses (on any given day), which may be significant. To implement its short strangle strategy, every business day, the Fund will sell (or “write”):

(i)	call options on the S&P 500 Index with a strike price (the price at which the option can be exercised) above the current value of the Index, and

(ii)	put options on the S&P 500 Index with a strike price below the current value of the Index.

Each of these options will have one day to expiration and will be considered “out-of-the-money” when sold (i.e., the price of the S&P 500 is below the strike price for calls and above the strike price for puts). The put and call options will be sold daily and always in tandem, each having a notional value of approximately 100% of the Fund’s net assets at the time of sale (see below for further information on notional value). The strike price of each option sold will be as close to equidistant as possible from the value of the Index when written.

Short Strangle Strategy

The combination of these tandem put and call option positions (outlined above) creates what is known as a “short strangle,” and this combination of options transactions will be reestablished by the Fund daily. As the seller of the options, the Fund receives cash (the “premium”) from the purchaser. The Fund’s short strangle is designed to provide income in the form of option premiums when the Index experiences little or no volatility during the time period for which the options provide exposure (every business day).

The Fund will trade exchange-traded options contracts that utilize the S&P 500 Index as the reference asset. In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security underlying the option at a specified exercise price. For cash-settled options such as those used by the Fund, the writer of the option (the Fund) has the obligation upon exercise to deliver to the purchaser the cash difference between the value of the reference asset (the Index) at expiration and the strike price of the option.

The Fund does not provide returns similar to the S&P 500 Index or participate in the returns of the Index. The Fund’s performance will differ from that of the Index’s value. The performance differences will depend on, among other things, the value of the Index, changes in the value of Index put and call options contracts the Fund has sold, and changes in the value of the U.S. Treasury securities and money market funds in which the Fund invests its cash. The income generated by the Fund, mostly in the form of option premiums received from its option sales, will be primarily influenced by the volatility of the Index’s value, although other factors, including interest rates, may also impact the level of income. When interest rates increase, call option premiums are generally higher while put option premiums are generally lower. A decrease in interest rates generally has the opposite effect on premiums.

While the Fund does not seek leveraged exposure to the Index, the Fund seeks to achieve and maintain exposure to the value of the Index by using the leverage inherent in options contracts. The Fund’s strategy is designed to provide approximately daily, 100% downside notional exposure to the Index if the Index value falls below the strike price of the put options written or rises above the strike price of the call options written. The call options and put options sold by the Fund will each have approximately equal notional values of no more than 100% of the Fund’s net assets at the time they are sold. More specifically:

The notional value of an option refers to the value that the option controls. It is calculated by multiplying the price of the asset underlying the option (the Index) by the options multiplier by the number of contracts. The options multiplier is the number of shares an option contract controls. Equity options each control 100 underlying shares and therefore have a 100 options multiplier.

By way of example, assume the Fund has assets of $10 million and the Index is priced at $60. The value of one option contract would therefore be $6,000 (the $60 Index price x the 100 options multiplier). To determine the number of put and call option contracts needed to encompass approximately 100% of the Fund’s net assets, the Fund’s value is divided by the value of one contract ($10,000,000 divided by $6,000 = 1,666). Since 1,666 contracts will be written each for call options and put options, the total number of contracts needed is 3,332. The notional exposure would thus be approximately $10,000,000 ($60 x 100 x 1,666 = $9,996,000) from the call options and approximately $10,000,000 ($60 x 100 x 1,666 = $9,996,000) from the put options, summing to a total notional exposure of approximately $20,000,000 ($19,992,000) or 200% of the Fund’s net assets.

Possible Outcomes of Short Strangle Strategy

On days when the Index increases in value beyond the strike price of the sold call options, the potential loss on the option is essentially unlimited, as the value of the Index can theoretically rise indefinitely. On days when the Index decreases in value beyond the strike price of the sold put options, the potential loss on the options is the difference between the strike price of the put options and 0, as the value of the Index can theoretically decrease to 0. These losses may be incurred on any given day and shareholders who hold the Fund for multiple days can incur multiple days of such losses. However, any such losses will always be offset to some degree by the option premium income the Fund received from the sold options.

General Impact of Increases in Value of the S&P 500 Index

●	On days when the Index increases in value, but not up to the value of the strike price of the sold call options, the call options sold by the Fund will expire out-of-the-money (along with the sold put options) and the Fund will benefit from the option premium income it received in connection with the sale of the options.

●	On days when the Index increases in value beyond the strike price of the sold call options, the Fund’s sold call options will expire “in-the-money” and the Fund will owe the purchaser of the call options the difference between the settlement value of the Index and the strike price of the sold call options. On such days, the potential loss on the option is essentially unlimited, as the value of the Index can theoretically rise indefinitely. However, such a loss will always be offset to some degree by the option premium income the Fund received from the sold options.

General Impact of Decreases in Value of the S&P 500 Index

●	On days when the Index decreases in value, but not down to the value of the strike price of the sold put options, the put options sold by the Fund will expire out-of-the-money (along with the sold call options) and the Fund will benefit from the option premium income it received in connection with the sale of the options.

●	On days when the Index decreases in value beyond the strike price of the sold put options, the Fund’s sold put options will expire in-the-money, and the Fund will owe the purchaser of the put options the difference between the settlement value of the Index and the strike price of the sold put options. On such days, the potential loss on the options is the difference between the strike price of the put options and 0, as the value of the Index can theoretically decrease to 0. However, such a loss will always be offset to some degree by the option premium income the Fund received from the sold options.

The following graph illustrates the gain/loss characteristics of the short strangle strategy:

For purposes of this illustration, assume:

-	the value of the Index is $5,250

-	a short call option on the Index is sold at a strike price of $5,330 (above the price of the Index)

-	a short put option on the Index is sold at a strike price $5,170 (below the price of the Index)

If, upon expiration of the options (one day):

1.	the value of the Index is between $5,170 and $5,330, the call and the put options expire worthless and the strategy earns its maximum gain – the premiums received from the sold options ($2.20, as depicted by the horizontal portion of the green line in the graph).

2.	the value of the Index increases to above $5,330, the strategy suffers a loss of the difference between the strike price of the option and the value of the Index (as depicted by the downward red arrow on the right side of the graph).

3.	the value of the Index decreases to below $5,170, the strategy suffers a loss of the difference between the strike price of the option and the value of the Index (as depicted by the downward red arrow on the left side of the graph).

Any losses incurred are partially offset by the premium income received for the options sold.

Portfolio of the Fund

Principal Portfolio Holdings of the Fund
Portfolio Holdings	Investment Terms	Expected Target Maturity
Sold put option contracts	“out-of-the money” (i.e., the strike price is below the then-current price of the Index at the time of sale)	1 day
Sold call option contracts	“out-of-the money” (i.e., the strike price is above to the then-current price of the Index at the time of sale)	1 day
U.S Treasury Securities, Money Market Funds and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government. The Fund will generally hold U.S. Treasuries to maturity.

These instruments are used as collateral for the Fund’s options and to generate income.

The market value of the cash, money market funds and U.S. Treasuries held by the Fund is expected to comprise at least 80% of the Fund’s net assets.

Up to 1-year maturities at the time of purchase

The Fund will generally seek to employ its investment strategy regardless of whether there are periods of adverse market, economic, or other conditions, but may, at times, seek to take temporary defensive positions during such periods. During such conditions, the Adviser may increase or decrease the strike prices of the Fund’s options, based on its assessment of market risk. For example, if the Adviser gauges market risk to be significantly high or rising rapidly, it may sell the options at strike prices farther out-of-the-money.

The Fund intends to primarily utilize exchange-traded European style options, including standardized options and Flexible EXchange® (“FLEX”) options. An option is said to be “European Style” when it can be exercised only at expiration. Standardized options are available with set or defined contract terms, such as the style (call or put), the reference asset, the strike price and expiration date. FLEX options allow for customizable terms (e.g., the strike price can be negotiated). Exchange-listed options contracts, including FLEX options, are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

The Fund will invest, under normal circumstances, at least 80% of the value of its net assets, plus borrowings for investment purposes, in options that provide exposure to the value of the S&P 500 Index. The Fund will consider the notional value of its options positions for the purpose of assessing compliance with this 80% Policy. The Fund’s 80% Policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

The Fund intends to make monthly cash distribution payments.

The Index

The S&P 500 Index is a float-adjusted market capitalization weighted index containing equity securities of 500 leading publicly traded companies, regarded as generally representative of the U.S. stock market. A float-adjusted market capitalization weighted index weights each index component according to its market capitalization, using the number of shares that are readily available for purchase on the open market. The Index is rebalanced quarterly. The value of the options held by the Fund will fluctuate based on the sector or sectors heavily referenced in the Index. As of the date of this prospectus, the Index had significant exposure to the information technology sector. The Fund, Trust and Themes Management Company, LLC (the “Adviser”), the Fund’s investment adviser, are not affiliated with, nor endorsed by, the S&P 500 Index. An investment in the Fund is not an investment in the Index, nor is the Fund an investment in a traditional passively managed index fund. The Fund does not invest directly in the Index or in companies that comprise the Index.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. When provided, the information will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns compare with a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	In the future, performance for the Fund will be presented in this section. When provided, the information will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns compare with a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-584-3637
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ThemesETFs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Themes S&P 500 Dual Options Income ETF | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	You can lose money on your investment in the Fund.
Themes S&P 500 Dual Options Income ETF | Risks Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
Themes S&P 500 Dual Options Income ETF | Non Diversification Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Themes S&P 500 Dual Options Income ETF | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

You can lose money on your investment in the Fund. The Fund is subject to the risks summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Themes S&P 500 Dual Options Income ETF | Short Strangle Strategy Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Short Strangle Strategy Risk. On days when the S&P 500 Index experiences volatility, the Fund may suffer substantial losses. These losses may be suffered on any given day and shareholders who hold the Fund for multiple days can incur multiple days of such losses. Losses may be incurred when the Index experiences gains and also when it experiences losses. On days when the Index experiences significant gains, the Fund will experience a loss equal to the difference between the value of the Index at the end of the day and the strike price of the call option that it sold earlier in the day. Because the value of the Index can theoretically rise indefinitely on any given day, the Fund’s losses on such days are potentially unlimited. On days when the Index experiences significant losses, the Fund will experience a loss equal to the difference between the value of the Index at the end of the day and the strike price of the put option that it sold earlier in the day. Because the value of the Index can theoretically decline to zero on any given day, the Fund’s potential losses on such days are significant. However, the losses the Fund experiences on days when the Index increases or decreases will always be offset to some degree by the option premium income it received in connection with its option sales. The Fund may theoretically suffer its maximum potential loss on any given day. It is possible investors may lose their entire investment in the Fund. The Fund does not provide returns similar to the S&P 500 Index or participate in the returns of the Index. The Fund may incur its maximum loss on days when the Index experiences significant gains or losses.

Themes S&P 500 Dual Options Income ETF | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. Market risk is the risk that a particular security, or Shares in general, may fall in value, or fail to rise. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates, and perceived trends in securities prices. Shares could decline in value or underperform other investments. In addition, local, regional, or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. During any such events, Shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on Shares may widen. As a result, an investor could lose money over short or long periods of time.

Themes S&P 500 Dual Options Income ETF | Referenced Index Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Referenced Index Risk. The Fund invests in options contracts that are based on the value of the S&P 500 Index. This subjects the Fund to certain of the same risks as if it owned shares of companies that comprised the Index, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of the Index, the Fund may also be subject to the following risks:

Equity Market Risk. Equity securities, such as those included in the S&P 500 Index, may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors.

Information Technology Sector Risk. To the extent companies in particular sectors of the economy are more heavily represented in the S&P 500 Index (as of the date of this prospectus, the information technology sector), the value of the options held by the Fund will be especially sensitive to developments that significantly affect those sectors. As the market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Large-Capitalization Investing Risk. Large capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

Indirect Investment Risk. The S&P 500 Index is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way. Investors in the Fund will not have the right to receive dividends or other distributions or any other rights with respect to the companies that comprise the Index but will be subject to declines in the performance of the Index.

Index Trading Risk. The trading price of the S&P 500 Index may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general has at times experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of companies.

Themes S&P 500 Dual Options Income ETF | Derivatives Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the S&P 500 Index and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts Risk. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the values of the options contracts in which it invests are substantially influenced by the value of the S&P 500 Index. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts.

Written Options Risk. While the Fund will collect premiums on the options it writes, the Fund’s risk of loss if one or more of its options is exercised and expires in-the-money may substantially outweigh the gains to the Fund from the receipt of such option premiums. When selling a put option, the premium received by the Fund may not be enough to offset a loss incurred by the Fund if the price of the Index at expiration is below the strike price by an amount equal to or greater than the premium. When selling a call option, the premium received by the Fund may not be enough to offset a loss incurred by the Fund if the price of the Index at expiration is above the strike price by an amount equal to or greater than the premium.

Risk of Options with One Day to Expiration. The Fund’s use of options with one day to expiration (“daily options”) presents additional risks. Losses may be incurred on any given day and shareholders who hold the Fund for multiple days can incur multiple days of such losses. Due to the short time until their expiration, daily options are more sensitive to sudden price movements and market volatility and could incur losses more rapidly than options with more time until expiration. Because of this, the timing of trades utilizing daily options becomes more critical. Although the Fund intends to purchase its options at the end of each day, any delay in the execution of these trades can significantly impact the outcome of the trade. Such options may also suffer from low liquidity, making it more difficult for the Fund to enter into its positions each day at desired prices. The bid-ask spreads on daily options can be wider than with traditional options, increasing the Fund’s transaction costs and negatively affecting its returns. Additionally, the proliferation of options with one day to expiration is relatively new and may therefore be subject to rule changes and operational frictions. To the extent that the OCC enacts new rules relating to options with one day to expiration that make it impracticable or impossible for the Fund to utilize daily options to effectuate its investment strategy, it may instead utilize options with the shortest remaining maturity available.

Flex Options Risk. FLEX Options are exchange-traded options contracts with uniquely customizable terms like exercise price, style, and expiration date. Due to their customization and potentially unique terms, FLEX Options may be less liquid than other securities, such as standard exchange listed options. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund’s shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price.

Leverage Risk. While the Fund does not seek leveraged exposure to the performance of the S&P 500 Index, the Fund seeks to achieve and maintain exposure to the value of the Index by using the leverage inherent in options contracts. Therefore, the Fund is subject to leverage risk. When the Fund sells an option or enters into a transaction without investing an amount equal to the full economic exposure of the option or transaction, it creates a form of investment leverage, which can result in the Fund losing more than the income generated from writing options. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in immediate and substantial losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

Themes S&P 500 Dual Options Income ETF | Clearing Member Default Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Clearing Member Default Risk. Transactions in some types of derivatives, including the options sold by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Themes S&P 500 Dual Options Income ETF | Distribution Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Distribution Risk. The Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Themes S&P 500 Dual Options Income ETF | Transaction Cost Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Transaction Cost Risk. The Fund will pay transaction costs, such as commissions or mark-ups in the bid/offer spread on an option position, when it writes options. Because the Fund “turns over” its option positions every day in this fashion, it will incur high levels of transaction costs. While the turnover of the option positions sold by the Fund is not deemed “portfolio turnover” for accounting purposes, the economic impact to the Fund is similar to what could occur if the Fund experienced high portfolio turnover (e.g., in excess of 100% per year). The Fund’s high levels of transaction costs may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example thereunder, may affect the Fund’s performance.

Themes S&P 500 Dual Options Income ETF | Active Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Active Management Risk. The Fund is actively-managed and may not meet its investment objective based on the success or failure of the Adviser or the Fund’s portfolio managers to implement investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques applied by the Adviser and portfolio managers and the skill of the Adviser and/or portfolio manager in evaluating the value and risks associated with the Fund’s short strangle strategy, including their ability to assess the volatility of the S&P 500 Index and establishing the strike prices of the options sold by the Fund. It is possible the investment techniques employed on behalf of the Fund will not produce the desired results.

Themes S&P 500 Dual Options Income ETF | Inflation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.

Themes S&P 500 Dual Options Income ETF | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Interest Rate Risk. Interest rate risk is the risk that the value of the Fund’s investments will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term options and debt securities and higher for longer-term options and debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. When interest rates increase, call options generally benefit while put option prices are impacted negatively.

Themes S&P 500 Dual Options Income ETF | Special Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Special Tax Risk. The Fund intends to qualify as a “regulated investment company” (“RIC”); however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. The Fund’s pursuit of its investment strategies will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and was ineligible to or did not cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. The Fund’s investment strategy may limit its ability to distribute dividends eligible for treatment as qualified dividend income, which for non-corporate shareholders are subject to federal income tax at rates of up to 20%. The Fund’s investment strategy may also limit its ability to distribute dividends eligible for the dividends-received deduction for corporate shareholders. For these reasons, a significant portion of distributions received by Fund shareholders may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy. You should consult your tax advisor as to the tax consequences of acquiring, owning and disposing of Shares. Investors should consult their tax advisor as to the tax consequences of acquiring, owning and disposing of Shares.

Themes S&P 500 Dual Options Income ETF | Tax Efficiency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Tax Efficiency Risk. Unlike most ETFs, the Fund currently intends to effect redemptions primarily for cash, rather than primarily in-kind redemptions. As such, investments in Shares may be less tax-efficient than investments in conventional ETFs. ETFs generally are able to make in-kind redemptions and avoid being taxed on gain on the distributed portfolio securities at the fund level. Because the Fund currently intends to effect redemptions primarily for cash, rather than in-kind distributions, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were able to distribute portfolio securities in-kind. The Fund generally intends to distribute these gains to shareholders to avoid being taxed on this gain at the Fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF. In addition, as a result of the Fund selling options daily, it is expected that any distributions by the Fund will be taxable as ordinary income.

Themes S&P 500 Dual Options Income ETF | E T F Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although shares of the Fund are listed for trading on a national securities exchange, the Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange or that the requirements of the Exchange or any exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to execute its options strategy, may be unable to accurately price its investments and/or may incur substantial trading losses. This risk may be greater for the Fund as it seeks to have exposure to a single index as opposed to a more diverse portfolio like a traditional pooled investment. If trading in the Fund’s shares are halted, investors may be temporarily unable to trade shares of the Fund. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Index’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Themes S&P 500 Dual Options Income ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Themes S&P 500 Dual Options Income ETF | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult or impossible to purchase or sell at an advantageous time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid.

Themes S&P 500 Dual Options Income ETF | New Adviser Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Adviser Risk. Although the Adviser’s principals and the Fund’s portfolio managers have experience managing investments in the past, the Adviser is a newly-formed entity and has limited experience managing investments for an ETF, which may limit the Adviser’s effectiveness.

Themes S&P 500 Dual Options Income ETF | New Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Fund Risk. The Fund is new with no operating history. As a result, there can be no assurance that the Fund will grow to or maintain an economically viable size, as a result of which it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.

Themes S&P 500 Dual Options Income ETF | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Themes S&P 500 Dual Options Income ETF | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. Independent market quotations for certain investments held by the Fund may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that the Fund may not be able to sell an investment at the price assigned to the investment by the Fund. In addition, the securities in which the Fund invests may trade on days that the Fund does not price its shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their Fund holdings.

Themes S&P 500 Dual Options Income ETF | Money Market Instruments Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Money Market Instruments Risk. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a money market fund.

Themes S&P 500 Dual Options Income ETF | U S Government Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

U.S. Government Securities Risk. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

Themes S&P 500 Dual Options Income ETF | Themes S&P 500 Dual Options Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SPYO
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 157
Themes S&P 500 Dynamic Covered Call Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Themes S&P 500 Dynamic Covered Call Strategy ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Themes S&P 500 Dynamic Covered Call Strategy ETF (the “Fund”) is an exchange-traded fund (“ETF”) that seeks to track the performance, before fees and expenses, of S&P 500 Dynamic Volatility Covered Call Index.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund employs a “passive management” (or indexing) investment approach designed to track the performance, before fees and expenses, of the S&P 500 Dynamic Volatility Covered Call Index (the “Underlying Index”). The Underlying Index is based on a proprietary methodology developed and maintained by S&P Dow Jones Indices LLC (the “Index Provider”), which is an organization that is independent of, and unaffiliated with, the Fund and Themes Management Company, LLC, the Fund’s investment adviser (the “Adviser”).

The Underlying Index

The Underlying Index is composed of (1) all the equity securities in the S&P 500® Index (the “S&P 500 Index” or the “S&P 500”) in substantially similar weight as the S&P 500, and, at times, (2) a short (written) “out-of-the-money” (i.e., the strike price is above the current market price of the S&P 500 Index at the time of sale) covered call option on the S&P 500 Index with one week to expiration. The Underlying Index’s investment strategy measures the performance of a long position in each of the securities in the S&P 500 Index and a conditional sold (written) out-of-the-money call option (a “short call”) on up to 100% of the S&P 500 Index. The short call is only written if the 10-day volatility of the S&P 500 is greater than its 20-day, 100-day and 200-day volatilities. By comparing the immediate-term (10-day) volatility of the S&P 500 Index to the short-term (20-day), medium-term (100-day), and long-term (200-day) volatility of the S&P 500 Index, the Underlying Index employs short call options to seek to capitalize on the typically higher call option premiums available during periods of heightened volatility to generate current income without foregoing upside participation during periods of low volatility.

Covered Call Strategy of the Underlying Index

The Underlying Index consists of a hypothetical portfolio that employs a covered call strategy. A covered call strategy is generally considered to be an investment strategy in which an investor buys a security, and sells (or “writes”) a call option on that security in an attempt to generate more income. A call option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy (call) from the seller (writer) of the option the security underlying the option at a specified exercise price. The Underlying Index “covers” the call options it sells on the S&P 500 Index by holding all of the component securities of the S&P 500. For cash-settled options such as those used by the Underlying Index, the writer of the option has the obligation upon exercise to deliver to the purchaser the cash difference between the value of the reference asset (the S&P 500) at expiration and the strike price of the option. As the seller of the short call options, the Underlying Index receives cash (the “premium”) from the purchaser.

Specifically, on each weekly Rebalancing Day (defined below), if the 10-day volatility of the S&P 500 is greater than the 20-day, 100-day, and 200-day volatility of the S&P 500, the Underlying Index writes a single hypothetical weekly out-of-the-money call option on the S&P 500 and holds it to maturity. The strike prices of the options written will be approximately 2.5% out-of-the-money, which is based on the historical weekly volatility of the S&P 500 Index as determined by the Index Provider.

Generally speaking, options premiums are higher when volatility is high. When volatility is high, the uncertainty or risk of the S&P 500 is higher, leading to higher premiums. The Underlying Index seeks to benefit from higher premiums by writing call options (and therefore receiving the premiums) only when volatility is expected to be high. Volatility is measured by the standard deviation of the periodic returns of the S&P 500 Index over the observed period (i.e., 10 days, 20 days, 100 days and 200 days). The expiration date of the call option is the Friday of the subsequent week from the Rebalancing Day.

Possible Outcomes of the Covered Call Strategy of the Underlying Index

●	On days when the S&P 500 Index decreases in value, or increases in value but not up to the value of the strike price of the short call option, the short call expires worthless (“out-of-the-money”) and the entire amount of the premium payment is retained within the Underlying Index.

●	On days when the S&P 500 Index increases in value beyond the strike price of the short call option, the written short call option expires “in-the-money” and a cash settlement payment in an amount equal to the difference between the strike price and the closing price of the S&P 500 is deemed to be made and the value of the Underlying Index is correspondingly reduced. This loss is offset somewhat however by the option premium retained.

●	When the S&P 500 Index is increasing in value rapidly, the Underlying Index is expected to underperform the S&P 500 Index.

●	If the volatility conditions of the Underlying Index are not met and the short call is not written, the Underlying Index will perform similarly to the S&P 500 Index.

Principal Components of the Underlying Index

Portfolio Holdings	Investment Terms	Expected Target Maturity
All of the equity securities in the S&P 500 Index	In substantially similar weight as the S&P 500 Index	n/a
A written covered call option contract (short call)

“Out-of-the money” (i.e., the strike price is above the current price of the S&P 500 Index at the time of sale)

The short call is only written if the 10-day volatility of the S&P 500 Index is greater than its 20-day, 100-day and 200-day volatilities.

1 week

Each exchange-traded call option included in the Underlying Index is a hypothetical “European-style” option, which is exercisable at the strike price only on the option expiration date. An option is said to be “European Style” when it can be exercised only at expiration. Exchange-traded options are standardized and are available with set or defined contract terms, such as the style (call or put), the reference asset, the strike price and expiration date.

There can be no assurance that the Underlying Index will perform as expected. Long positions in the equity securities of the Underlying Index are indexed to the S&P 500 Index, which rebalances quarterly for share updates. Options positions in the Underlying Index are written on up to 100% of the S&P 500 Index and are rebalanced weekly on Fridays after market close (“Rebalancing Day”). If the Rebalancing Day occurs on a U.S. market holiday, the Rebalancing Day is changed to one day prior, and the process otherwise executes in the same way. The selection of securities for inclusion in the Underlying Index is made by the Index Provider based on its proprietary methodology. Adjustments to the Underlying Index are made on Rebalancing Day. The components of the Underlying Index may change over time.

The S&P 500 Index is a float-adjusted market capitalization weighted index containing equity securities of 500 leading publicly traded companies, regarded as generally representative of the U.S. stock market. A float-adjusted market capitalization weighted index weights each index component according to its market capitalization, using the number of shares that are readily available for purchase on the open market. The S&P 500 Index is rebalanced quarterly. The value of the options held by the Fund will fluctuate based on the sector or sectors heavily referenced in the S&P 500 Index. As of the date of this prospectus, the Index had significant exposure to the information technology sector. The Fund, the Trust and Themes Management Company, LLC (the “Adviser”), the Fund’s investment adviser, are not affiliated with, nor endorsed by, the S&P 500 Index. An investment in the Fund is not an investment in the Index, nor is the Fund an investment in a traditional passively managed index fund. The Fund does not invest directly in the Index or in companies that comprise the Index.

The Fund’s Investment Strategy

The Fund intends to invest 100% of its assets in the securities that comprise the Underlying Index, namely: (1) all the equity securities in the S&P 500 Index in substantially similar weight as the Underlying Index, and (2) short (written) weekly covered call options on the S&P 500 Index. The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it will invest in all of the component securities of the Underlying Index in the same approximate proportion and write covered call options with the identical period of time to expiration as in the Index. However, the Fund may utilize a representative sampling strategy with respect to the Underlying Index when a replication strategy might be detrimental or disadvantageous to shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to replicate the Index, in instances in which a security in the Index becomes temporarily illiquid, unavailable or less liquid, or as a result of legal restrictions or limitations (such as tax diversification requirements) that apply to the Fund but not the Underlying Index. The Adviser expects that, over time, the correlation between the Fund’s performance and that of the Underlying Index, before fees and expenses, will be 95% or better. If the Fund uses a replication strategy, it can be expected to have greater correlation to the Underlying Index than if it uses a representative sampling strategy. The Fund will not typically engage in transactions that create uncovered exposure to the S&P 500 Index.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in securities that comprise the Underlying Index. The Fund will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in a combination of securities that comprise the S&P 500 Index and covered call options that provide investment exposure to the S&P 500 Index. The Fund’s 80% Policies are non-fundamental and require 60 days prior written notice to shareholders before each can be changed.

The Fund uses a “passive” or indexing approach to try to achieve the Fund’s investment objective. Unlike many investment companies, the Fund does not try to beat the Underlying Index and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform the Underlying Index but also may reduce some of the risks of active management, such as poor security selection. Indexing seeks to achieve lower costs and better after-tax performance by aiming to keep portfolio turnover low in comparison to actively managed investment companies.

The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. To the extent the Underlying Index is concentrated (i.e., holds 25% or more of its total assets) in a particular industry or group of industries, the Fund is expected to be concentrated in that industry or group of industries to approximately the same extent that the Underlying Index concentrates in an industry or group of industries. As of the date of this prospectus, a significant portion of the Underlying Index is represented by securities of companies in the information technology sector. The degree to which components of the Underlying Index represent certain sectors or industries may change over time.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. When provided, the information will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns compare with a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	In the future, performance for the Fund will be presented in this section. When provided, the information will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns compare with a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-584-3637
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ThemesETFs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Themes S&P 500 Dynamic Covered Call Strategy ETF | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	You can lose money on your investment in the Fund.
Themes S&P 500 Dynamic Covered Call Strategy ETF | Risks Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
Themes S&P 500 Dynamic Covered Call Strategy ETF | Non Diversification Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk. Although the Fund intends to invest in a variety of securities and instruments, the Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Themes S&P 500 Dynamic Covered Call Strategy ETF | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

You can lose money on your investment in the Fund. The Fund is subject to the risks summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Themes S&P 500 Dynamic Covered Call Strategy ETF | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. Market risk is the risk that a particular security, or Shares in general, may fall in value, or fail to rise. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates, and perceived trends in securities prices. Shares could decline in value or underperform other investments. In addition, local, regional, or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. During any such events, Shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on Shares may widen. As a result, an investor could lose money over short or long periods of time.

Themes S&P 500 Dynamic Covered Call Strategy ETF | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk. Derivatives are financial instruments, such as covered call options that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes (i.e., the S&P 500 Index). The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts Risk. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of the S&P 500. There may at times be an imperfect correlation between the movement in values of options contracts and the S&P 500, which may prevent the Fund from achieving its investment objective. In addition, there may at times not be a liquid secondary market for certain options contracts. The value of the options used by the Fund will be determined based on market quotations or other recognized pricing methods.

Covered Call Option Writing Risk. By writing covered call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the S&P 500 Index above the exercise prices of such options, but will continue to bear the risk of declines in the value of the S&P 500 Index. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the S&P 500 Index over time. The value of an option may be adversely affected if the market for the option becomes less liquid or smaller, and will be affected by changes in the value of the S&P 500 Index and the value and dividend rates of the stocks in the S&P 500 Index, an increase in interest rates, a change in the actual and perceived volatility of the stock market overall and/or the S&P 500 Index specifically, and the remaining time to expiration. Exchanges may suspend the trading of options in volatile markets. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to do so, which may increase the risk of tracking error.

Themes S&P 500 Dynamic Covered Call Strategy ETF | Clearing Member Default Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Clearing Member Default Risk. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Themes S&P 500 Dynamic Covered Call Strategy ETF | Special Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Special Tax Risk. The Fund intends to qualify as a “regulated investment company” (“RIC”); however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. The Fund’s pursuit of its investment strategies will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and was ineligible to or did not cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. The Fund’s investment strategy may limit its ability to distribute dividends eligible for treatment as qualified dividend income, which for non-corporate shareholders are subject to federal income tax at rates of up to 20%. The Fund’s investment strategy may also limit its ability to distribute dividends eligible for the dividends-received deduction for corporate shareholders. For these reasons, a significant portion of distributions received by Fund shareholders may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy. You should consult your tax advisor as to the tax consequences of acquiring, owning and disposing of Shares. Investors should consult their tax advisor as to the tax consequences of acquiring, owning and disposing of Shares.

Themes S&P 500 Dynamic Covered Call Strategy ETF | E T F Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although shares of the Fund are listed for trading on a national securities exchange, The NASDAQ Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange or that the requirements of the Exchange or any exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to execute its options strategy, may be unable to accurately price its investments and/or may incur substantial trading losses. This risk may be greater for the Fund as it seeks to have exposure to a single index as opposed to a more diverse portfolio like a traditional pooled investment. If trading in the Fund’s shares are halted, investors may be temporarily unable to trade shares of the Fund. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Index’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Themes S&P 500 Dynamic Covered Call Strategy ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, Index Provider, market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Fund’s Index Provider, Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Themes S&P 500 Dynamic Covered Call Strategy ETF | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult or impossible to purchase or sell at an advantageous time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt.

Themes S&P 500 Dynamic Covered Call Strategy ETF | New Adviser Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Adviser Risk. Although the Adviser’s principals and the Fund’s portfolio managers have experience managing investments in the past, the Adviser is a newly-formed entity and has limited experience managing investments for an ETF, which may limit the Adviser’s effectiveness.

Themes S&P 500 Dynamic Covered Call Strategy ETF | New Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Fund Risk. The Fund is new with no operating history. As a result, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it may experience greater tracking error to the Underlying Index than it otherwise would at higher asset levels, or it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.

Themes S&P 500 Dynamic Covered Call Strategy ETF | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Themes S&P 500 Dynamic Covered Call Strategy ETF | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. Independent market quotations for certain investments held by the Fund may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that the Fund may not be able to sell an investment at the price assigned to the investment by the Fund. In addition, the securities in which the Fund invests may trade on days that the Fund does not price its shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their Fund holdings.

Themes S&P 500 Dynamic Covered Call Strategy ETF | Focus Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Focus Risk. To the extent that the Underlying Index focuses in investments related to a particular industry or group of industries, the Fund is also expected to focus its investments to approximately the same extent. Similarly, if the Underlying Index has significant exposure to one or more sectors, the Fund’s investments will likely have significant exposure to such sectors. In such event, the Fund’s performance will be particularly susceptible to adverse events impacting such industry or sector, which may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in a particular industry. As a result, the value of the Fund’s investments may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Themes S&P 500 Dynamic Covered Call Strategy ETF | Calculation Methodology Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Calculation Methodology Risk. The Index Provider relies directly or indirectly on various sources of information to assess the criteria of issuers included in the Index, including information that may be based on assumptions and estimates. Neither the Fund, the Index Provider, or the Adviser can offer assurances that the Underlying Index’s calculation methodology or sources of information will provide an accurate assessment of included issuers or a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Underlying Index.

Themes S&P 500 Dynamic Covered Call Strategy ETF | Equity Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Market Risk. The equity securities held in the Fund’s portfolio may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Themes S&P 500 Dynamic Covered Call Strategy ETF | Tracking Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Tracking Risk. The Fund’s return may not track the return of the Underlying Index for a number of reasons. For example, the Fund incurs a number of operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Underlying Index. In addition, when the Fund uses a representative sampling approach, the Fund may not be as well correlated with the return of the Underlying Index as when the Fund purchases all of the securities in the Underlying Index in the proportions in which they are represented in the Underlying Index.

Themes S&P 500 Dynamic Covered Call Strategy ETF | Passive Investment Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Passive Investment Risk. The Fund is not actively managed and the Adviser would not sell a security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Underlying Index or the selling of shares of that security is otherwise required upon a reconstitution of the Underlying Index in accordance with the Underlying Index methodology. The Fund invests in securities included in the Underlying Index, regardless of their investment merits. The Fund does not take defensive positions under any market conditions, including conditions that are adverse to the performance of the Fund.

Themes S&P 500 Dynamic Covered Call Strategy ETF | Large Capitalization Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large-Capitalization Investing Risk. The Fund’s performance may be adversely affected if securities of large-capitalization companies underperform securities of smaller-capitalization companies or the market as a whole. The securities of large-capitalization companies may be relatively mature compared to smaller companies and therefore subject to slower growth during times of economic expansion.

Themes S&P 500 Dynamic Covered Call Strategy ETF | Themes S&P 500 Dynamic Covered Call Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	RISK
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.39%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 40
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 125
Themes S&P 500 Enhanced Iron Condor Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Themes S&P 500 Enhanced Iron Condor Income ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Themes S&P 500 Enhanced Iron Condor Income ETF (the “Fund”) is an exchange-traded fund (“ETF”) that seeks current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed ETF that seeks current income by employing an options strategy known as the “iron condor” on the S&P 500® Index (the “S&P 500 Index” or the “Index”). More precisely, the Fund aims to generate income from its options investments when the Index experiences little or no volatility during the time period for which the options provide exposure (typically, every business day). On days when the Index experiences volatility (positive or negative), the Fund has the potential to incur losses (on any given day). This strategy involves selling (or “writing”) out-of-the-money call and put options on the Index, each with approximately equal notional values not exceeding 200% of the Fund’s net assets at the time of sale, while simultaneously buying call and put options on the Index with strike prices even farther out-of-the-money, also each with approximately equal notional values not exceeding 200% of the Fund’s net assets at the time of sale, all with the same expiration date (the next day).

Iron Condor Strategy

To implement this strategy, every business day the Fund will:

(1)	write call options on the S&P 500 Index each at a strike price (the price at which the option can be exercised) above the current value of the Index (a “short call”), and

(2)	write put options on the S&P 500 Index each at a strike price below the current value of the Index (a “short put”);

and, simultaneously:

(3)	buy call options on the S&P 500 Index each at a strike price farther above the current value of the Index than the short call sold (a “long call”), and

(4)	buy put options on the S&P 500 Index each at a strike price farther below the current value of the Index than the short put sold (a “long put”).

The combination of these options positions creates what is known as an “iron condor.” Each of these options will typically have one day to expiration and will be considered “out-of-the-money” (i.e., the price of the S&P 500 Index is below the strike price for calls and above the strike price for puts) when bought or sold by the Fund. The put and call options will be bought and sold in tandem and reestablished daily. Specifically, a corresponding short put option will be sold for every short call option sold and a corresponding long put option will be bought for every long call option bought. The strike price of each short option will be as close to equidistant as possible from the value of the Index when written (the short call strike will be higher and the short put strike will be lower), and the strike prices of each long option will be as close to equidistant as possible from the value of the Index when purchased (the long call will be higher and the long put will be lower).

The Fund will trade exchange-traded options contracts that utilize the S&P 500 Index as the reference asset. In general, an option is a contract that gives the purchaser (holder) of the option, in return for cash (a “premium”), the right to buy from (call) or sell to (put) the seller (writer) of the option the security underlying the option at a specified exercise price. For cash-settled options such as those used by the Fund, the writer of the option has the obligation upon exercise to deliver to the purchaser the cash difference between the value of the reference asset (the Index) at expiration and the strike price of the option.

The Fund seeks to make monthly distributions through a steady income generated by regularly selling the options detailed above, commonly referred to as “call spreads” and “put spreads.” The “call spread” is the difference between the strike prices of the Fund’s short call and the long call and the “put spread” is the difference between the Fund’s short put and the long put. The Fund will enter into the same number of option contracts for the long and short legs of each spread with the same expiration dates and same notional value; however, the positions will have different strike prices. The options in the call spread will be approximately equidistant to the value of the Index as the corresponding options in the put spread. The Fund aims to provide an “enhanced” yield compared to other option-based strategies by frequently selling short-term options, typically with a one-day duration, at twice the notional amount of the Fund’s assets. This method may result in higher income than an approach of selling longer-term options over the same period at their notional amount. As the seller of the short call and short put options, the Fund receives a premium from the purchaser and, as the buyer of the long call and long put options, the Fund pays a premium to the seller. Because the long options purchased are farther out-of-the-money than the short options sold, their premiums are lower than the written options, so there is a net credit to the Fund when placing the trade. The difference between the premium income the Fund receives and the premiums paid by the Fund is the “net options premium income.”

The Fund does not provide returns similar to the S&P 500 Index or participate in the returns of the Index and the Fund’s performance will differ from that of the Index’s performance. The performance differences will depend on, among other things, the value of the Index, changes in the value of Index put and call options contracts the Fund has bought and sold, and changes in the value of the U.S. Treasury securities and money market funds the Fund invests its cash in. The income generated by the Fund, mostly in the form of options premiums received from its option sales, will be primarily influenced by the volatility of the Index’s value, although other factors, including interest rates, may also impact the level of income. When interest rates increase, call option premiums are generally higher while put option premiums are generally lower. A decrease in interest rates generally has the opposite effect on premiums.

While the Fund does not seek leveraged exposure to the performance of the Index, the Fund seeks to achieve and maintain exposure to the value of the Index by using the leverage inherent in options contracts. When the Fund sells a put and call spread (“options spreads”) or enters into a transaction without investing an amount equal to the full economic exposure of the options spread or transaction, it creates a form of investment leverage, which can result in the Fund losing more than the income generated from writing options spreads. The Fund intends to sell options spreads, each with a targeted notional value of up to 200% of the Fund’s net assets. However, the net options exposure in the Fund will not exceed 200% of the Fund’s net assets. Such investment leverage increases the volatility of the Fund and may result in losses greater than if the Fund had not been leveraged. The Fund’s strategy is designed to have approximately a daily, limited downside exposure to the Index, and the Fund’s losses are expected to be capped at the strike price of the long call options or the long put options purchased. The maximum drawdown of the Fund is the difference between the strike prices of the call spread, multiplied by 200%, or the difference between the strike prices of the put spread, also multiplied by 200%. The Fund’s call options positions and its put options positions will each have approximately equal notional values of no more than 200% of the Fund’s net assets at the time they are established. More specifically:

The notional value of an option refers to the value that the option controls. It is calculated by multiplying the price of the asset underlying the option (the Index) by the options multiplier by the number of contracts. The options multiplier is the number of shares an option contract controls. Equity options each control 100 underlying shares and therefore have a 100 options multiplier.

By way of example, assume the Fund has assets of $10 million and the Index is priced at $60. The notional value of one option contract would therefore be $6,000 (the $60 Index price x the 100 options multiplier). To determine the number of option contracts needed to have a notional value equal to approximately 100% of the Fund’s net assets, the Fund’s value is divided by the value of one contract ($10,000,000 divided by $6,000 = 1,667). Because the Fund aims to enhance yield by writing options at twice the notional amount of the Fund’s assets, the Fund would write twice (2x) the number of contracts (1,667 x 2 = 3,334). The Fund would therefore write 3,334 short put option contracts and 3,334 short call option contracts. The notional exposure would thus be approximately $20,000,000 ($60 x 100 x 3,334) from the short call options (200% of the Fund’s net assets) and $20,000,000 ($60 x 100 x 3,334) from the short put options, totaling to $40,000,000. Because these are short positions, their notional value would be -$40,000,000 (-400% of the Fund’s net assets). Additionally, the Fund would purchase 3,334 long call option contracts and 3,334 long put option contracts which (by the same math as above) would each also have a notional exposure of $20 million (200%), totaling to $40,000,000 (400%), but because these are long positions their notional value would be +$40,000,000 (+400%). The net notional exposure of the Fund’s options positions would be zero.

Possible Outcomes of Iron Condor Strategy

The Fund’s iron condor strategy is designed to mitigate downside risk through the use of its long puts and calls and establish a controlled payoff structure (net options premium income). The iron condor is crafted to provide income, mainly through option premiums, when the S&P 500 Index exhibits minimal or no volatility during the time period for which the options provide exposure (every business day). In contrast, on days when the Index experiences significant volatility, the Fund could face losses up to twice the difference (depending on the notional value of the options in the spread) between the strike prices of the call spread or the put spread (e.g., if the notional value of the options in the spread is 200%, the Fund would lose 200% of the difference between the strike prices in the spread; if the notional value of the options in the spread is 150%, the Fund would lose 150% of the difference between the strike prices in the spread). These losses may be incurred on any given day and shareholders who hold the Fund for multiple days can incur multiple days of such losses. However, any such losses will always be offset to some degree by the option premium income the Fund received from the sold options. The Fund’s call spreads and put spreads will each have a notional value of up to 200% of the Fund’s net assets at the time they are established.

The maximum gain is realized if the value of the S&P 500 Index is equal to or between the strike prices of the short options upon their expiration. The maximum loss is twice the difference between the strike prices of the call spread (or the put spread) less the net options premium income received. The maximum loss is realized if the price of the Index is above the highest strike price (the long call) or below the lowest strike price (the long put) at expiration. These long positions limit the Fund’s maximum loss to the difference between their strike prices and the strike prices of the corresponding short positions in the spread.

General Impact of Increases in Value of the S&P 500 Index

●	On days when the S&P 500 Index increases in value, but not up to the value of the strike price of the written short call options, all the options purchased or sold by the Fund will expire out-of-the-money and the Fund will benefit from the net options premium income received.

●	On days when the Index increases in value beyond the strike price of the written short call options but remains below the strike price of the Fund’s long call options, the Fund’s long call options and put options expire out-of-the-money but the Fund’s written short call options expire in-the-money and the Fund owes the purchaser of the short call options up to twice the difference between the settlement value of the Index and the strike price of the written short call options. This loss to the Fund is capped however by the long call purchased by the Fund and offset by the net options premium income received.

●	On days when the Index increases in value beyond the strike price of both the Fund’s short call and long call options, the Fund’s long and short put options expire out-of-the-money but its long and short call options are each in-the-money and the Fund will suffer its maximum loss. The Fund could face losses up to twice the difference between the strike prices of the call spread, offset by the net options premium income received. However, due to the long call purchased by the Fund, the Fund’s losses will be capped at this amount.

General Impact of Decreases in Value of the S&P 500 Index

●	On days when the S&P 500 Index decreases in value, but not down to the value of the strike price of the written short put options, all the options purchased or sold by the Fund will expire out-of-the-money and the Fund will benefit from the net options premium income received.

●	On days when the Index decreases in value beyond the strike price of the written short put options but remains above the strike price of the Fund’s long put options, the Fund’s long put options and call options expire out-of-the-money but the Fund’s written short put options expire in-the-money, and the Fund owes the purchaser of the short put options up to twice the difference between the settlement value of the Index and the strike price of the written put options. This loss to the Fund is capped however by the long put purchased by the Fund and offset by the net options premium income received.

●	On days when the Index decreases in value beyond the strike price of both the Fund’s short put and long put options, the Fund’s long and short call options expire out-of-the-money but its long and short put options are each in-the-money and the Fund will suffer its maximum loss. The Fund could face losses up to twice the difference between the strike prices of the put spread, offset by the net options premium income received. However, due to the long put purchased by the Fund, the Fund’s losses will be capped at this amount.

The following graph illustrates the gain loss characteristics of the Fund’s iron condor strategy:

For purposes of this illustration, assume the value of the Index is $5,250. The Fund:

(1)	Sells two short call options contracts at a strike of $5,330 (above the price of the Index),

(2)	Sells two short put options contracts at a strike of $5,170 (below the price of the Index),

and, simultaneously,

(3)	Buys two long call options contracts at a strike of $5,380 (farther above the price of the Index), and

(4)	Buys two long put options contracts at a strike of $5,120 (farther below the price of the Index).

Profit Scenario:

If the value of the Index is between $5,170 and $5,330 upon expiration of the options (one day), the short call and the short put options expire worthless and the strategy earns its maximum gain – the premiums received from the sold options ($3.74, as depicted by the horizontal portion of the green line in the graph).

Loss Scenarios:

If the value of the Index has increased upon expiration of the options (one day):

●	to above $5,330 but below $5,380, the strategy suffers a loss of up to twice the difference between the strike price of the short call option ($5,330) and the value of the Index less the premium received (as depicted by the downward red line on the right side of the graph).

●	to above $5,380, the strategy suffers a loss of up to twice the difference between the strike price of the short call option ($5,330) and the strike price of the long call option ($5,380) less the premium received ($96.26, as depicted by the horizontal red arrow at $5,380 on the right side of the graph). This is the strategy’s maximum loss on days the Index value increases.

If the value of the Index has decreased upon expiration of the options (one day):

●	to below $5,170 but above $5,120, the strategy suffers a loss of up to twice the difference between the strike price of the short put option ($5,170) and the value of the Index less the premium received (as depicted by the downward red line on the left side of the graph).

●	to below $5,120, the strategy suffers a loss of up to twice the difference between the strike price of the short put option ($5,170) and the strike price of the long put option ($5,120) less the premium received ($96.26, as depicted by the horizontal red arrow at $5,120 on the left side of the graph). This is the strategy’s maximum loss on days the Index value decreases.

Portfolio of the Fund

Principal Portfolio Holdings of the Fund
	Portfolio Holdings (All options are based on the value of the Index)	Investment Terms	Notional Value (as a % of the Fund’s net assets)	Expected Target Maturity
Call Spread	Written call options (short calls)	Out-of-the money	-200%	Typically, 1 day, but may extend to one-week expiration dates
	Purchased call options (long calls)	Farther out-of-the-money	+200%
Put Spread	Written put options (short puts)	Out-of-the money	-200%	Typically, 1 day, but may extend to one-week expiration dates
	Purchased put options (long puts)	Farther out-of-the-money	+200%
U.S Treasury Securities, Money Market Funds and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government. The Fund will generally hold US Treasuries to maturity.

These instruments are used as collateral for the Fund’s options and to generate income.

The market value of the cash, money market funds and U.S. Treasuries held by the Fund is expected to comprise at least 80% of the Fund’s net assets.

				Up to 1-year maturities at the time of purchase

The Fund will generally seek to employ its investment strategy regardless of whether there are periods of adverse market, economic, or other conditions but may, at times, take temporary defensive positions during such periods. During such conditions, the Adviser may increase or decrease the strike prices of the Fund’s options, based on its assessment of market risk. For example, if the Adviser gauges market risk to be significantly high or rising rapidly, it may sell the options at strike prices farther out-of-the-money. In addition, if during such conditions the Adviser is unable to obtain options expiring the next day, it will use options with the shortest time to expiration available, up to one-week.

The Fund intends to primarily utilize exchange-traded European style options, including standardized options and Flexible EXchange® (“FLEX”) options. An option is said to be “European Style” when it can be exercised only at expiration. Standardized options are available with set or defined contract terms, such as the style (call or put), the reference asset, the strike price and expiration date. FLEX options allow for customizable terms (e.g., the strike price can be negotiated). Exchange-listed options contracts, including FLEX options, are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

The Fund will invest, under normal circumstances, at least 80% of the value of its net assets, plus borrowings for investment purposes, in options that provide exposure to the value of the S&P 500 Index. The Fund will consider the notional value of its options positions for the purpose of assessing compliance with this 80% Policy. The Fund’s 80% Policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

The Fund intends to make monthly distribution payments to shareholders.

The Index

The S&P 500 Index is a float-adjusted market capitalization weighted index containing equity securities of 500 leading publicly traded companies, regarded as generally representative of the U.S. stock market. A float-adjusted market capitalization weighted index weights each index component according to its market capitalization, using the number of shares that are readily available for purchase on the open market. The S&P 500 Index is rebalanced quarterly. The value of the options held by the Fund will fluctuate based on the sector or sectors heavily referenced in the S&P 500 Index. As of the date of this prospectus, the Index had significant exposure to the information technology sector. The Fund, the Trust and Themes Management Company, LLC (the “Adviser”), the Fund’s investment adviser, are not affiliated with, nor endorsed by, the S&P 500 Index. An investment in the Fund is not an investment in the Index, nor is the Fund an investment in a traditional passively managed index fund. The Fund does not invest directly in the Index or in companies that comprise the Index.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
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Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. When provided, the information will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns compare with a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	In the future, performance for the Fund will be presented in this section. When provided, the information will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns compare with a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-584-3637
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ThemesETFs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Themes S&P 500 Enhanced Iron Condor Income ETF | Risks Lose Money [Member]
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Themes S&P 500 Enhanced Iron Condor Income ETF | Risks Nondiversified Status [Member]
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Risk Caption	rr_RiskCaption	The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
Themes S&P 500 Enhanced Iron Condor Income ETF | Non Diversification Risk [Member]
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Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Themes S&P 500 Enhanced Iron Condor Income ETF | All Risk [Member]
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You can lose money on your investment in the Fund. The Fund is subject to the risks summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Themes S&P 500 Enhanced Iron Condor Income ETF | Market Risk [Member]
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Market Risk. Market risk is the risk that a particular security, or Shares in general, may fall in value, or fail to rise. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates, and perceived trends in securities prices. Shares could decline in value or underperform other investments. In addition, local, regional, or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. During any such events, Shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on Shares may widen. As a result, an investor could lose money over short or long periods of time.

Themes S&P 500 Enhanced Iron Condor Income ETF | Referenced Index Risk [Member]
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Referenced Index Risk. The Fund invests in options contracts that are based on the value of the S&P 500 Index. This subjects the Fund to certain of the same risks as if it owned shares of companies that comprised the Index, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of the Index, the Fund may also be subject to the following risks:

Equity Market Risk. Equity securities, such as those included in the S&P 500 Index, may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors.

Information Technology Sector Risk. To the extent companies in particular sectors of the economy are more heavily represented in the S&P 500 Index (as of the date of this prospectus, the information technology sector), the value of the options held by the Fund will be especially sensitive to developments that significantly affect those sectors. As the market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Large-Capitalization Investing Risk. Large capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

Indirect Investment Risk. The S&P 500 Index is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way. Investors in the Fund will not have the right to receive dividends or other distributions or any other rights with respect to the companies that comprise the Index but will be subject to declines in the performance of the Index.

Index Trading Risk. The trading price of the S&P 500 Index may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general has at times experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of companies.

Themes S&P 500 Enhanced Iron Condor Income ETF | Derivatives Risk [Member]
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Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the S&P 500 Index and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of the S&P 500 Index. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts.

Written Options Risk. While the Fund will collect premiums on the options it writes, the Fund’s risk of loss if one or more of its written options is exercised and expires in-the-money may substantially outweigh the gains to the Fund from the receipt of such option premiums. When selling a put option, the premium received by the Fund may not be enough to offset a loss incurred by the Fund if the price of the Index at expiration is below the strike price by an amount equal to or greater than the premium. When selling a call option, the premium received by the Fund may not be enough to offset a loss incurred by the Fund if the price of the Index at expiration is above the strike price by an amount equal to or greater than the premium. Call and put spread writing exposes the Fund to losses up to the amount between strike prices of the purchased option and the written option.

Purchased Options Risk. If a call or put option is not sold when it has remaining value and if the market price of the underlying asset, in the case of a call option, remains less than or equal to the exercise price, or, in the case of a put option, remains equal to or greater than the exercise price, the buyer will lose its entire investment in the call or put option. There is no assurance that a liquid market will exist when the buyer seeks to close out any option position.

Risk of Options with One Day to Expiration. The Fund’s use of options with one day to expiration (“daily options”) presents additional risks. Losses may be incurred on any given day and shareholders who hold the Fund for multiple days can incur multiple days of such losses. Due to the short time until their expiration, daily options are more sensitive to sudden price movements and market volatility and could incur losses more rapidly than options with more time until expiration. Because of this, the timing of trades utilizing daily options becomes more critical. Although the Fund intends to purchase its options at the end of each day, any delay in the execution of these trades can significantly impact the outcome of the trade. Such options may also suffer from low liquidity, making it more difficult for the Fund to enter into its positions each day at desired prices. The bid-ask spreads on daily options can be wider than with traditional options, increasing the Fund’s transaction costs and negatively affecting its returns. Additionally, the proliferation of options with one day to expiration is relatively new and may therefore be subject to rule changes and operational frictions. To the extent that the OCC enacts new rules relating to options with one day to expiration that make it impracticable or impossible for the Fund to utilize daily options to effectuate its investment strategy, it may instead utilize options with the shortest remaining maturity available.

FLEX Options Risk. FLEX Options are exchange-traded options contracts with uniquely customizable terms like exercise price, style, and expiration date. Due to their customization and potentially unique terms, FLEX Options may be less liquid than other securities, such as standard exchange listed options. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund’s shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price.

Leverage Risk. While the Fund does not seek leveraged exposure to the performance of the S&P 500 Index, the Fund seeks to achieve and maintain exposure to the value of the Index by using the leverage inherent in options contracts. Therefore, the Fund is subject to leverage risk. When the Fund sells options spreads or enters into a transaction without investing an amount equal to the full economic exposure of the options spread or transaction, it creates a form of investment leverage, which can result in the Fund losing more than the income generated from writing options spreads. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in immediate and substantial losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The Fund will incur leverage by employing the Fund’s iron condor strategy using options spreads, each with a targeted notional value of up to 200% of the Fund’s net assets, which will (if the notional value is 200%) double the potential amount of loss or gain to the Fund relative to employing the strategy using options spreads with, as an example, 100% of the notional value of the Fund’s net assets, and will increase the volatility of the Fund’s returns.

Themes S&P 500 Enhanced Iron Condor Income ETF | Clearing Member Default Risk [Member]
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Clearing Member Default Risk. Transactions in some types of derivatives, including the options sold by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Themes S&P 500 Enhanced Iron Condor Income ETF | Distribution Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Distribution Risk. The Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Themes S&P 500 Enhanced Iron Condor Income ETF | Transaction Cost Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Transaction Cost Risk. The Fund will pay transaction costs, such as commissions or mark-ups in the bid/offer spread on an option position, when it writes options. Because the Fund “turns over” its option positions every week (or more frequently) in this fashion, it will incur high levels of transaction costs. While the turnover of the option positions sold by the Fund is not deemed “portfolio turnover” for accounting purposes, the economic impact to the Fund is similar to what could occur if the Fund experienced high portfolio turnover (e.g., in excess of 100% per year). The Fund’s high levels of transaction costs may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example thereunder, may affect the Fund’s performance.

Themes S&P 500 Enhanced Iron Condor Income ETF | Active Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Active Management Risk. The Fund is actively-managed and may not meet its investment objective based on the success or failure of the Adviser or the Fund’s portfolio managers to implement investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques applied by the Adviser and portfolio managers and the skill of the Adviser and/or portfolio manager in evaluating the value and risks associated with the Fund’s iron condor strategy, including their ability to assess the volatility of the S&P 500 Index and establishing the strike prices of the options sold by the Fund. It is possible the investment techniques employed on behalf of the Fund will not produce the desired results.

Themes S&P 500 Enhanced Iron Condor Income ETF | Inflation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.

Themes S&P 500 Enhanced Iron Condor Income ETF | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Interest Rate Risk. Interest rate risk is the risk that the value of the Fund’s investments will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term options and debt securities and higher for longer-term options and debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. When interest rates increase, call options generally benefit while put option prices are impacted negatively.

Themes S&P 500 Enhanced Iron Condor Income ETF | Special Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Special Tax Risk. The Fund intends to qualify as a “regulated investment company” (“RIC”); however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. The Fund’s pursuit of its investment strategies will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and was ineligible to or did not cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. The Fund’s investment strategy may limit its ability to distribute dividends eligible for treatment as qualified dividend income, which for non-corporate shareholders are subject to federal income tax at rates of up to 20%. The Fund’s investment strategy may also limit its ability to distribute dividends eligible for the dividends-received deduction for corporate shareholders. For these reasons, a significant portion of distributions received by Fund shareholders may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy. You should consult your tax advisor as to the tax consequences of acquiring, owning and disposing of Shares. Investors should consult their tax advisor as to the tax consequences of acquiring, owning and disposing of Shares.

Themes S&P 500 Enhanced Iron Condor Income ETF | Tax Efficiency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Tax Efficiency Risk. Unlike most ETFs, the Fund currently intends to effect redemptions primarily for cash, rather than primarily in-kind redemptions. As such, investments in Shares may be less tax-efficient than investments in conventional ETFs. ETFs generally are able to make in-kind redemptions and avoid being taxed on gain on the distributed portfolio securities at the fund level. Because the Fund currently intends to effect redemptions primarily for cash, rather than in-kind distributions, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were able to distribute portfolio securities in-kind. The Fund generally intends to distribute these gains to shareholders to avoid being taxed on this gain at the Fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF. In addition, as a result of the Fund selling options daily, it is expected that any distributions by the Fund will be taxable as ordinary income.

Themes S&P 500 Enhanced Iron Condor Income ETF | E T F Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although shares of the Fund are listed for trading on a national securities exchange, the Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange or that the requirements of the Exchange or any exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to execute its options strategy, may be unable to accurately price its investments and/or may incur substantial trading losses. This risk may be greater for the Fund as it seeks to have exposure to a single index as opposed to a more diverse portfolio like a traditional pooled investment. If trading in the Fund’s shares are halted, investors may be temporarily unable to trade shares of the Fund. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Index’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Themes S&P 500 Enhanced Iron Condor Income ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Themes S&P 500 Enhanced Iron Condor Income ETF | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult or impossible to purchase or sell at an advantageous time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid.

Themes S&P 500 Enhanced Iron Condor Income ETF | New Adviser Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Adviser Risk. Although the Adviser’s principals and the Fund’s portfolio managers have experience managing investments in the past, the Adviser is a newly-formed entity and has little experience managing investments for an ETF, which may limit the Adviser’s effectiveness.

Themes S&P 500 Enhanced Iron Condor Income ETF | New Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Fund Risk. The Fund is new with no operating history. As a result, there can be no assurance that the Fund will grow to or maintain an economically viable size, as a result of which it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.

Themes S&P 500 Enhanced Iron Condor Income ETF | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Themes S&P 500 Enhanced Iron Condor Income ETF | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. Independent market quotations for certain investments held by the Fund may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that the Fund may not be able to sell an investment at the price assigned to the investment by the Fund. In addition, the securities in which the Fund invests may trade on days that the Fund does not price its shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their Fund holdings.

Themes S&P 500 Enhanced Iron Condor Income ETF | Money Market Instruments Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Money Market Instruments Risk. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a money market fund.

Themes S&P 500 Enhanced Iron Condor Income ETF | U S Government Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

U.S. Government Securities Risk. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

Themes S&P 500 Enhanced Iron Condor Income ETF | Iron Condor Strategy Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Iron Condor Strategy Risk. On days when the S&P 500 Index experiences volatility, the Fund may suffer losses. Losses may be incurred when the Index experiences gains and also when it experiences losses. These losses may be suffered on any given day and shareholders who hold the Fund for multiple days can incur multiple days of such losses. On days when the Index experiences significant gains, the Fund could face losses up to twice the difference between the strike prices of the put spread. On days when the Index experiences significant losses, the Fund could face losses up to twice the difference between the strike prices of the put spread. However, the losses the Fund experiences on days when the Index increases or decreases will always be offset to some degree by the net options premium income it receives. Because of the Fund’s strategy of coupling written and purchased puts and call options with the same expiration date and different strike prices, the maximum potential loss for the Fund for any given put or call spread on any given day is equal to the difference between the strike prices minus any net options premium income received. The Fund does not provide returns similar to the S&P 500 Index or participate in the returns of the Index. As a result, and for the reasons outlined above, the Fund may incur significant losses on days when the Index experiences significant gains.

Themes S&P 500 Enhanced Iron Condor Income ETF | Themes S&P 500 Enhanced Iron Condor Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SPYT
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[3]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 157
Themes AAPL PutWrite Options Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Themes AAPL PutWrite Options Income ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Themes AAPL PutWrite Options Income ETF (the “Fund”) is an exchange-traded fund (“ETF”) that seeks current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed ETF that seeks current income by employing a put selling (or “writing”) strategy using primarily at-the-money options on the common stock of Apple Inc. (NASDAQ: AAPL) (the “Underlying Stock”) to generate income. Specifically, the Fund aims to generate income from its options investments when the Underlying Stock rises in value above the strike price of the put options written. When the Underlying Stock’s value falls below the strike price of the put options, the Fund is likely to incur losses and may be obligated to buy shares of the Underlying Stock at the strike price. Accordingly, the Fund is intended for investors who seek income when the investor believes the Underlying Stock will remain flat or rise in value. The Fund is not designed to participate in the market performance of the Underlying Stock when the Underlying Stock increases in value. When the Underlying Stock decreases in value the Fund will participate in the decline and incur losses; however, any such losses will be offset to some degree by the option premium income the Fund received from the sold options.

The Fund’s Put Writing Strategy

To implement this strategy, on a weekly basis, the Fund will write put options on the Underlying Stock that are primarily at-the-money (i.e., equal to the Underlying Stock’s current market price) and have one week to expiration. As the seller of the put options, the Fund receives cash (the “premium”) from the purchaser for each put sold and commits to buying shares of the Underlying Stock at the strike price if the option owner exercises its option. If a put option sold by the Fund is exercised prior to expiration (i.e., “assigned” or “put” to the Fund), the Fund will purchase the shares of the Underlying Stock at the time of exercise at the strike price and will hold the Underlying Stock shares until they are liquidated. Generally speaking, however, the Fund may proactively close out in-the-money put options before expiration to prevent being assigned shares of the Underlying Stock.

Possible Outcomes of the Fund’s Investment Strategies

The premiums received by the Fund from writing options will increase the Fund’s return if the option is not exercised and thus expires worthless. However, if the value of the Underlying Stock declines below the strike price at any time prior to expiration, the option is in-the-money and the Fund will be required, if the option is exercised by the option holder, to buy the Underlying Stock at the strike price, effectively paying the holder the difference between the strike price and the closing price of the Underlying Stock. Therefore, by writing a put option, the Fund is exposed to the risk of losing the amount by which the price of the Underlying Stock is less than the strike price at any time prior to the option’s expiration. Accordingly, the potential return to the Fund is limited to the amount of option premiums it receives, while the Fund can potentially lose up to the entire strike price of each option it sells. In such a case, Fund losses will likely outweigh the income attributable to the options premiums received and Fund losses may be substantial. Further, if the value of the Underlying Stock increases, the Fund’s returns will not increase accordingly.

Essentially, if the value of the Underlying Stock remains above a put option’s strike price, the buyer of the put option likely won’t exercise the option, allowing the Fund to retain the premium. Conversely, if the value of the Underlying Stock drops below the strike price, the holder of the option may exercise the option and assign (or put) the stock to the Fund. The Fund would then be required to pay the option holder a price equal to the strike price of the option, and the Fund would receive shares of the Underlying Stock equal to the number of contracts sold. The Fund would then liquidate the shares of the Underlying Stock at its earliest convenience and seek to reestablish the put option position.

The Fund’s Use of Written Put Options

The Fund’s strategy is designed to have approximately a weekly, 100% downside notional exposure to the Underlying Stock. Essentially, the value of the put options that the Fund invests in will match the value as if the Fund had directly purchased the Underlying Stock. More specifically:

The notional value of an option refers to the value that the options control. It is calculated by multiplying the price of the asset underlying the option (the Index) by the options multiplier by the number of contracts. The options multiplier is the number of shares an option contract controls. Equity options each control 100 underlying shares and therefore have a 100 options multiplier.

By way of example, assume the Fund has assets of $10 million and the Index is priced at $60. The value of one option contract would therefore be $6,000 (the $60 Index price x the 100 options multiplier). To determine the number of put option contracts needed to encompass approximately 100% of the Fund’s net assets, the Fund’s value is divided by the value of one contract ($10,000,000 divided by $6,000 = 1,666). The notional exposure would thus be approximately $10,000,000 ($60 x 100 x 1,666=$9,996,000) from the put options written or 100% of the Fund’s net assets.

However, the Fund’s notional exposure will drift during each week. The Fund may at times write options on the Underlying Stock with aggregate notional value greater than the value of the Fund’s assets. In those cases, the Fund may be considered to have created investment leverage; leverage increases the volatility of the Fund and may result in losses greater than if the Fund had not been leveraged. It is also possible that the Fund will create investment leverage by borrowing money.

The Fund will typically reallocate its portfolio at the end of each trading week. That is, the Fund will either allow each week’s options to expire, purchase the corresponding shares of the Underlying Stock at the strike price and liquidate the Underlying Stock position as early as reasonably possible, close (i.e., buy back) the option, or roll it early. “Rolling” an option contract refers to the process of buying existing put option contracts to close them out and immediately selling new put option contracts. The Fund will enter into new put options when the options have expired, closed, or rolled early. The sold put options positions will be reestablished weekly.

At least weekly, the options sold by the Fund are settled by delivery at expiration or expire with no value and new option positions are established while the Fund sells any shares of the Underlying Stock it owns as a result of such settlements or of the Fund’s prior option positions having been exercised. The Fund’s weekly (or more frequent) cycle of reallocating its portfolio likely will cause the Fund to have frequent and substantial turnover in its option positions. If the Fund receives additional inflows (and issues more Shares accordingly in large numbers known as “Creation Units”) during a one-week period, the Fund will sell additional listed put options which will be exercised or expire at the end of such one-week period. Conversely, if the Fund redeems Shares in Creation Unit size during a weekly period, the Fund will terminate the appropriate portion of the options it has sold accordingly.

Principal Portfolio Holdings of the Fund

Portfolio Holdings	Investment Terms	Expected Target Maturity
Sold put option contracts	“at-the money” (i.e., the strike price is equal to the then-current price of the Index at the time of sale)	1 week
U.S Treasury Securities, Money Market Funds and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government. The Fund will generally hold U.S. Treasuries to maturity.

These instruments are used as collateral for the Fund’s options and to generate income.

The market value of the cash, money market funds and U.S. Treasuries held by the Fund is expected to comprise at least 80% of the Fund’s net assets.

Up to 1-year maturities at the time of purchase

Though the Fund intends to sell options that are at-the-money, the put options sold by the Fund may at times be sold slightly in-the-money (i.e., higher than the Underlying Stock’s current market price) or slightly out-of-the-money (i.e., below the Underlying Stock’s current market price) depending on the market volatility of the Underlying Stock on the day the option is sold.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the securities of the Underlying Stock and options that provide exposure to the Underlying Stock. The Fund will consider the notional value of its options positions for the purpose of assessing compliance with this 80% Policy. The Fund’s 80% Policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

The Fund will write exchange-traded options contracts that utilize the Underlying Stock as the reference asset. In general, a put option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to sell (put) to the seller (writer) of the option the Underlying Stock at a specified exercise price. The Fund intends to primarily utilize European style Flexible EXchange® (“FLEX”) options. FLEX options are exchange-traded and allow for customizable terms (e.g., the strike price can be negotiated). An option is said to be “European Style” when it can be exercised only at expiration. If a listed put option sold by the Fund is assigned to the Fund, the Fund will buy the AAPL shares underlying the option at the time of exercise at the strike price, and will hold the shares of the Underlying Stock until the Fund is able to liquidate the shares. The expiration dates at the time of purchase for the Fund’s written puts will typically be one week, but may range up to one month at times) (the “Put Period”).

The Fund will seek to employ its investment strategy regardless of whether there are periods of adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

As a result of its investment strategies, the Fund’s holdings will be concentrated in the industry to which the Underlying Stock is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure in the industry to which the Underlying Stock is assigned). As of the date of this prospectus, AAPL is assigned to the information technology sector and computer manufacturing industry.

The Fund intends to make monthly distribution payments to shareholders.

Apple, Inc.

Apple Inc. designs, manufactures, and markets smartphones, personal computers, tablets, wearables and accessories, and sells a variety of related services. Apple Inc. is listed on the Nasdaq Global Select Market. As of the date of this prospectus, the market capitalization of Apple Inc. is approximately $3.7 trillion.

This prospectus relates only to the Fund Shares offered hereby and is not a prospectus for the common stock or other securities of Apple Inc. The common stock of Apple Inc. (AAPL) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Apple Inc. pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Apple Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. Apple Inc. is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates, and is not involved with this offering in any way.

The Fund’s performance will differ from that of AAPL. The performance differences will depend on, among other things, AAPL’s value, changes in the value of the put options contracts the Fund has sold, and changes in the value of the U.S. Treasuries and money market instruments held by the Fund. The Fund’s ability to achieve its investment objective of current income is not dependent on the price appreciation of AAPL.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
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Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. When provided, the information will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns compare with a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	In the future, performance for the Fund will be presented in this section. When provided, the information will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns compare with a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-584-3637
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ThemesETFs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Themes AAPL PutWrite Options Income ETF | Risks Lose Money [Member]
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Risk Caption	rr_RiskCaption	You can lose money on your investment in the Fund.
Themes AAPL PutWrite Options Income ETF | Risks Nondiversified Status [Member]
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Risk Caption	rr_RiskCaption	The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
Themes AAPL PutWrite Options Income ETF | Non Diversification Risk [Member]
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Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Themes AAPL PutWrite Options Income ETF | All Risk [Member]
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You can lose money on your investment in the Fund. The Fund is subject to the risks summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Themes AAPL PutWrite Options Income ETF | Market Risk [Member]
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Market Risk. Market risk is the risk that a particular security, or Shares in general, may fall in value, or fail to rise. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates, and perceived trends in securities prices. Shares could decline in value or underperform other investments. In addition, local, regional, or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. During any such events, Shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on Shares may widen. As a result, an investor could lose money over short or long periods of time.

Themes AAPL PutWrite Options Income ETF | Derivatives Risk [Member]
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Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts Risk. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. There may at times be an imperfect correlation between the movement in the values of options contracts and the Underlying Stock, which may prevent the Fund from achieving its investment objective. In addition, there may at times not be a liquid secondary market for certain options contracts. The value of the options used by the Fund will be determined based on market quotations or other recognized pricing methods.

FLEX Options Risk. FLEX Options are exchange-traded options contracts with uniquely customizable terms like exercise price, style, and expiration date. Due to their customization and potentially unique terms, FLEX Options may be less liquid than other securities, such as standard exchange listed options. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund’s shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price.

Leverage Risk. While the Fund does not seek leveraged exposure to the Underlying Stock, the Fund seeks to achieve and maintain the exposure to the value of the Underlying Stock by using the leverage inherent in options contracts. Therefore, the Fund is subject to leverage risk. When the Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in the Fund losing more than it originally invested. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Options trading involves a degree of leverage and as a result, a relatively small price movement may result in immediate and substantial losses to the Fund.

Themes AAPL PutWrite Options Income ETF | Clearing Member Default Risk [Member]
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Clearing Member Default Risk. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Themes AAPL PutWrite Options Income ETF | Distribution Risk [Member]
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Distribution Risk. The Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Themes AAPL PutWrite Options Income ETF | Transaction Cost Risk [Member]
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Transaction Cost Risk. The Fund will pay transaction costs, such as commissions or mark-ups in the bid/offer spread on an option position, when it writes options. Because the Fund “turns over” its option positions every week in this fashion, it will incur high levels of transaction costs. While the turnover of the option positions sold by the Fund is not deemed “portfolio turnover” for accounting purposes, the economic impact to the Fund is similar to what could occur if the Fund experienced high portfolio turnover (e.g., in excess of 100% per year). The Fund’s high levels of transaction costs may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example thereunder, may affect the Fund’s performance.

Themes AAPL PutWrite Options Income ETF | Active Management Risk [Member]
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Active Management Risk. The Fund is actively-managed and may not meet its investment objective based on the success or failure of the Adviser or the Fund’s portfolio managers to implement investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques applied by the Adviser and portfolio managers and the skill of the Adviser and/or portfolio manager in evaluating the value and risks associated with the Fund’s investment strategy, including their ability to assess the volatility of the AAPL and establishing the strike prices of the options sold by the Fund. It is possible the investment techniques employed on behalf of the Fund will not produce the desired results.

Themes AAPL PutWrite Options Income ETF | Inflation Risk [Member]
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Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.

Themes AAPL PutWrite Options Income ETF | Interest Rate Risk [Member]
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Interest Rate Risk. Interest rate risk is the risk that the value of the Fund’s investments will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term options and debt securities and higher for longer-term options and debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. When interest rates increase, call options generally benefit while put option prices are impacted negatively.

Themes AAPL PutWrite Options Income ETF | Special Tax Risk [Member]
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Special Tax Risk. The Fund intends to qualify as a “regulated investment company” (“RIC”); however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. The Fund’s pursuit of its investment strategies will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and was ineligible to or did not cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. The Fund’s investment strategy may limit its ability to distribute dividends eligible for treatment as qualified dividend income, which for non-corporate shareholders are subject to federal income tax at rates of up to 20%. The Fund’s investment strategy may also limit its ability to distribute dividends eligible for the dividends-received deduction for corporate shareholders. For these reasons, a significant portion of distributions received by Fund shareholders may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy. You should consult your tax advisor as to the tax consequences of acquiring, owning and disposing of Shares. Investors should consult their tax advisor as to the tax consequences of acquiring, owning and disposing of Shares.

Themes AAPL PutWrite Options Income ETF | Tax Efficiency Risk [Member]
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Tax Efficiency Risk. Unlike most ETFs, the Fund currently intends to effect redemptions primarily for cash, rather than primarily in-kind redemptions. As such, investments in Shares may be less tax-efficient than investments in conventional ETFs. ETFs generally are able to make in-kind redemptions and avoid being taxed on gain on the distributed portfolio securities at the fund level. Because the Fund currently intends to effect redemptions primarily for cash, rather than in-kind distributions, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were able to distribute portfolio securities in-kind. The Fund generally intends to distribute these gains to shareholders to avoid being taxed on this gain at the Fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF. In addition, as a result of the Fund selling options at least weekly, it is expected that any distributions by the Fund will be taxable as ordinary income.

Themes AAPL PutWrite Options Income ETF | E T F Risks [Member]
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ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although shares of the Fund are listed for trading on a national securities exchange, The NASDAQ Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange or that the requirements of the Exchange or any exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to execute its options strategy, may be unable to accurately price its investments and/or may incur substantial trading losses. This risk may be greater for the Fund as it seeks to have exposure to a single stock as opposed to a more diverse portfolio like a traditional pooled investment. If trading in the Fund’s shares are halted, investors may be temporarily unable to trade shares of the Fund. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Stock being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Themes AAPL PutWrite Options Income ETF | Cybersecurity Risk [Member]
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Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Themes AAPL PutWrite Options Income ETF | Liquidity Risk [Member]
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Liquidity Risk. The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult or impossible to purchase or sell at an advantageous time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid.

Themes AAPL PutWrite Options Income ETF | New Adviser Risk [Member]
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New Adviser Risk. Although the Adviser’s principals and the Fund’s portfolio managers have experience managing investments in the past, the Adviser is a newly-formed entity and has little experience managing investments for an ETF, which may limit the Adviser’s effectiveness.

Themes AAPL PutWrite Options Income ETF | New Fund Risk [Member]
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New Fund Risk. The Fund is new with no operating history. As a result, there can be no assurance that the Fund will grow to or maintain an economically viable size, as a result of which it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.

Themes AAPL PutWrite Options Income ETF | Operational Risk [Member]
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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Themes AAPL PutWrite Options Income ETF | Valuation Risk [Member]
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Valuation Risk. Independent market quotations for certain investments held by the Fund may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that the Fund may not be able to sell an investment at the price assigned to the investment by the Fund. In addition, the securities in which the Fund invests may trade on days that the Fund does not price its shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their Fund holdings.

Themes AAPL PutWrite Options Income ETF | Money Market Instruments Risk [Member]
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Money Market Instruments Risk. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a money market fund.

Themes AAPL PutWrite Options Income ETF | U S Government Securities Risk [Member]
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U.S. Government Securities Risk. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

Themes AAPL PutWrite Options Income ETF | Equity Market Risk [Member]
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Equity Market Risk. The Fund invests in options contracts that are based on the value of the Underlying Stock. This subjects the Fund to certain of the same risks as if it owned equity securities of Apple Inc., even though it generally does not. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Themes AAPL PutWrite Options Income ETF | Large Capitalization Investing Risk [Member]
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Large-Capitalization Investing Risk. Large capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

Themes AAPL PutWrite Options Income ETF | Put Writing Strategy Risk [Member]
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Put Writing Strategy Risk. Put Options are generally subject to volatile swings in price based on changes in value of the Underlying Stock and the value of the Fund’s positions in options may be subject to greater fluctuations in value than investments directly in the Underlying Stock. The Fund will incur a form of economic leverage through its use of options, which will increase the volatility of the Fund’s returns and may increase the risk of loss to the Fund. If the value of the Underlying Stock declines below the strike price, the option will finish in-the-money and the Fund will be required to make a cash payment based on the difference between the strike price and the price of the Underlying Stock at the time the option is exercised. Therefore, by writing a put option, the Fund is exposed to the amount by which the price of the Underlying Stock is less than the strike price. While the Fund will collect premiums on the options it writes, the Fund’s risk of loss if one or more of its options is exercised and expires in-the-money may substantially outweigh the gains to the Fund from the receipt of such option premiums. Moreover, the options sold by the Fund may have an imperfect correlation to the returns of the Underlying Stock. The potential return to the Fund is limited to the amount of option premiums it receives; however, the Fund can potentially lose up to the entire strike price of each option it sells. Further, if the value of the securities underlying the options sold by the Fund (i.e., the Underlying Stock) increases, the Fund’s returns will not increase accordingly.

Themes AAPL PutWrite Options Income ETF | Implied Volatility Risk [Member]
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Implied Volatility Risk. When the Fund sells a listed put option, it gains the amount of the premium it receives, but also incurs a corresponding liability representing the value of the option it has sold (until the option is exercised and finishes in the money or expires worthless). The value of the options in which the Fund invests is partly based on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the Underlying Stock underlying the options do not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the Fund’s NAV. The Fund is therefore exposed to implied volatility risk before the options expire or are exercised. This is the risk that the value of the implied volatility of the options sold by the Fund will increase due to general market and economic conditions, perceptions regarding the industries in which Apple Inc. participates, or factors relating specifically to the Underlying Stock.

Themes AAPL PutWrite Options Income ETF | Price Participation Risk [Member]
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Price Participation Risk. The Fund may sell in-the-money put option contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Stock over the Put Period (typically, one week, but may range up to one month). This means that if the Underlying Stock experiences an increase in value above the strike price of the sold put options during a Put Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Stock over the Put Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Stock over each Put Period, but has full exposure to any decreases in value experienced by the Underlying Stock over the Put Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Stock. The degree of participation in the Underlying Stock’s gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put option contracts and will vary from Put Period to Put Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Stock, changes in interest rates, changes in the actual or perceived volatility of the Underlying Stock and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Stock changes and time moves towards the expiration of each Put Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected that the Fund’s NAV will directly correlate on a day-to-day basis with the returns of the Underlying Stock. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Stock will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Stock.

Themes AAPL PutWrite Options Income ETF | Issuer Specific Apple Inc Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Issuer-Specific (Apple Inc.) Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated with operating companies and companies in the technology sector, Apple Inc. faces risks related to: global and economic conditions; market disrupting events, such as wars, natural disasters and public health issues; highly competitive global demand and rapidly changing technology; managing the frequent introductions and transitions of products and services; the outsourced manufacturing and logistical services provided by partners, many of which are located outside of the United States; the ability to obtain components in sufficient quantities on commercially reasonable terms for its products; potential design and manufacturing defects in its products and services; write-downs on the value of the company’s inventory and other assets; the reliance on access to third-party intellectual property and on third-party software developers; ability to obtain or create digital content that appeals to customers; the ability to retain and hire highly skilled employees, including key personnel; the performance of carriers, wholesalers, retailers and other resellers; information technology system failures and network disruptions; losses or unauthorized access to or releases of confidential information; investments in new business strategies may disrupt the current activities, changing needs and costs related to the company’s retail stores; and legal and regulatory compliance risks.

Themes AAPL PutWrite Options Income ETF | Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Concentration Risk. The Fund will be concentrated in the industry to which Apple Inc. is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which Apple Inc. is assigned). The Fund’s performance will therefore be particularly susceptible to adverse events impacting such industry, which may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in a particular industry. As a result, the value of the Fund’s investments may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

Computer Manufacturing Industry Risk. Computer manufacturing companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Computer manufacturing companies may have limited product lines, markets, financial resources or personnel. The products of computer manufacturing companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base, or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Companies in the computer manufacturing sector are heavily dependent on intellectual property and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies.

Themes AAPL PutWrite Options Income ETF | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Themes AAPL PutWrite Options Income ETF | Themes AAPL PutWrite Options Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AAPO
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.39%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[4]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 40
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 125
Themes S&P 500 Ultra Enhanced Iron Condor Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Themes S&P 500 Ultra Enhanced Iron Condor Income ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Themes S&P 500 Ultra Enhanced Iron Condor Income ETF (the “Fund”) is an exchange-traded fund (“ETF”) that seeks current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed ETF that seeks current income by employing an options strategy known as the “iron condor” on the S&P 500® Index (the “S&P 500 Index” or the “Index”). More precisely, the Fund aims to generate income from its options investments when the Index experiences little or no volatility during the time period for which the options provide exposure (typically, every business day). On days when the Index experiences volatility (positive or negative), the Fund has the potential to incur losses (on any given day). This strategy involves selling (or “writing”) out-of-the-money call and put options on the Index, each with approximately equal notional values not exceeding 300% of the Fund’s net assets at the time of sale, while simultaneously buying call and put options on the Index with strike prices even farther out-of-the-money, also each with approximately equal notional values not exceeding 300% of the Fund’s net assets at the time of sale, all with the same expiration date (the next day).

Iron Condor Strategy

To implement this strategy, every business day the Fund will:

(1)	write call options on the S&P 500 Index each at a strike price (the price at which the option can be exercised) above the current value of the Index (a “short call”), and

(2)	write put options on the S&P 500 Index each at a strike price below the current value of the Index (a “short put”);

and, simultaneously:

(3)	buy call options on the S&P 500 Index each at a strike price farther above the current value of the Index than the short call sold (a “long call”), and

(4)	buy put options on the S&P 500 Index each at a strike price farther below the current value of the Index than the short put sold (a “long put”).

The combination of these options positions creates what is known as an “iron condor.” Each of these options will typically have one day to expiration and will be considered “out-of-the-money” (i.e., the price of the S&P 500 Index is below the strike price for calls and above the strike price for puts) when bought or sold by the Fund. The put and call options will be bought and sold in tandem and reestablished daily. Specifically, a corresponding short put option will be sold for every short call option sold and a corresponding long put option will be bought for every long call option bought. The strike price of each short option will be as close to equidistant as possible from the value of the Index when written (the short call strike will be higher and the short put strike will be lower), and the strike prices of each long option will be as close to equidistant as possible from the value of the Index when purchased (the long call will be higher and the long put will be lower).

The Fund will trade exchange-traded options contracts that utilize the S&P 500 Index as the reference asset. In general, an option is a contract that gives the purchaser (holder) of the option, in return for cash (a “premium”), the right to buy from (call) or sell to (put) the seller (writer) of the option the security underlying the option at a specified exercise price. For cash-settled options such as those used by the Fund, the writer of the option has the obligation upon exercise to deliver to the purchaser the cash difference between the value of the reference asset (the Index) at expiration and the strike price of the option.

The Fund seeks to make monthly distributions through a steady income generated by regularly selling the options detailed above, commonly referred to as “call spreads” and “put spreads.” The “call spread” is the difference between the strike prices of the Fund’s short call and the long call and the “put spread” is the difference between the Fund’s short put and the long put. The Fund will enter into the same number of option contracts for the long and short legs of each spread with the same expiration dates and same notional value; however, the positions will have different strike prices. The options in the call spread will be approximately equidistant to the value of the Index as the corresponding options in the put spread. The Fund aims to provide an “enhanced” yield compared to other option-based strategies by frequently selling short-term options, typically with a one-day duration, at three times the notional amount of the Fund’s assets. This method may result in higher income than an approach of selling longer-term options over the same period at their notional amount. As the seller of the short call and short put options, the Fund receives a premium from the purchaser and, as the buyer of the long call and long put options, the Fund pays a premium to the seller. Because the long options purchased are farther out-of-the-money than the short options sold, their premiums are lower than the written options, so there is a net credit to the Fund when placing the trade. The difference between the premium income the Fund receives and the premiums paid by the Fund is the “net options premium income.”

The Fund does not provide returns similar to the S&P 500 Index or participate in the returns of the Index and the Fund’s performance will differ from that of the Index’s performance. The performance differences will depend on, among other things, the value of the Index, changes in the value of Index put and call options contracts the Fund has bought and sold, and changes in the value of the U.S. Treasury securities and money market funds the Fund invests its cash in. The income generated by the Fund, mostly in the form of options premiums received from its option sales, will be primarily influenced by the volatility of the Index’s value, although other factors, including interest rates, may also impact the level of income. When interest rates increase, call option premiums are generally higher while put option premiums are generally lower. A decrease in interest rates generally has the opposite effect on premiums.

While the Fund does not seek leveraged exposure to the performance of the Index, the Fund seeks to achieve and maintain exposure to the value of the Index by using the leverage inherent in options contracts. When the Fund sells a put and call spread (“options spreads”) or enters into a transaction without investing an amount equal to the full economic exposure of the options spread or transaction, it creates a form of investment leverage, which can result in the Fund losing more than the income generated from writing options spreads. The Fund intends to sell options spreads, each with a targeted notional value of up to 300% of the Fund’s net assets. However, the net options exposure in the Fund will not exceed 200% of the Fund’s net assets. Such investment leverage increases the volatility of the Fund and may result in losses greater than if the Fund had not been leveraged. The Fund’s strategy is designed to have approximately a daily, limited downside exposure to the Index, and the Fund’s losses are expected to be capped at the strike price of the long call options or the long put options purchased. The maximum drawdown of the Fund is the difference between the strike prices of the call spread, multiplied by 300%, or the difference between the strike prices of the put spread, also multiplied by 300%. The Fund’s call options positions and its put options positions will each have approximately equal notional values of no more than 300% of the Fund’s net assets at the time they are established. More specifically:

The notional value of an option refers to the value that the option controls. It is calculated by multiplying the price of the asset underlying the option (the Index) by the options multiplier by the number of contracts. The options multiplier is the number of shares an option contract controls. Equity options each control 100 underlying shares and therefore have a 100 options multiplier.

By way of example, assume the Fund has assets of $10 million and the Index is priced at $60. The notional value of one option contract would therefore be $6,000 (the $60 Index price x the 100 options multiplier). To determine the number of option contracts needed to have a notional value equal to approximately 100% of the Fund’s net assets, the Fund’s value is divided by the value of one contract ($10,000,000 divided by $6,000 = 1,667). Because the Fund aims to enhance yield by writing options at three times the notional amount of the Fund’s assets, the Fund would write three times (3x) the number of contracts (1,667 x 3 = 5,001). The Fund would therefore write 5,001 short put option contracts and 5,001 short call option contracts. The notional exposure would thus be approximately $30,000,000 ($60 x 100 x 5,001) from the short call options (300% of the Fund’s net assets) and $30,000,000 ($60 x 100 x 5,001) from the short put options totaling to $60,000,000. Because these are short positions, their notional value would be -$60,000,000 (-600% of the Fund’s net assets). Additionally, the Fund would purchase 5,001 long call option contracts and 5,001 long put option contracts which (by the same math as above) would each also have a notional exposure of $30 million (300%), totaling to $60,000,000 (600%), but because these are long positions their notional value would be +$60,000,000 (+600%). The net notional exposure of the Fund’s options positions would be zero.

Possible Outcomes of Iron Condor Strategy

The Fund’s iron condor strategy is designed to mitigate downside risk through the use of its long puts and calls and establish a controlled payoff structure (net options premium income). The iron condor is crafted to provide income, mainly through option premiums, when the S&P 500 Index exhibits minimal or no volatility during the time period for which the options provide exposure (every business day). In contrast, on days when the Index experiences significant volatility, the Fund could face losses up to three times the difference (depending on the notional value of the options in the spread) between the strike prices of the call spread or the put spread(e.g., if the notional value of the options in the spread is 300%, the Fund would lose 300% of the difference between the strike prices in the spread; if the notional value of the options in the spread is 150%, the Fund would lose 150% of the difference between the strike prices in the spread). These losses may be incurred on any given day and shareholders who hold the Fund for multiple days can incur multiple days of such losses. However, any such losses will always be offset to some degree by the option premium income the Fund received from the sold options. The Fund’s call spreads and put spreads will each have a notional value of up to 300% of the Fund’s net assets at the time they are established.

The maximum gain is realized if the value of the S&P 500 Index is equal to or between the strike prices of the short options upon their expiration. The maximum loss is three times the difference between the strike prices of the call spread (or the put spread) less the net options premium income received. The maximum loss is realized if the price of the Index is above the highest strike price (the long call) or below the lowest strike price (the long put) at expiration.

These long positions limit the Fund’s maximum loss to the difference between their strike prices and the strike prices of the corresponding short positions in the spread.

General Impact of Increases in Value of the S&P 500 Index

●	On days when the S&P 500 Index increases in value, but not up to the value of the strike price of the written short call options, all the options purchased or sold by the Fund will expire out-of-the-money and the Fund will benefit from the net options premium income received.

●	On days when the Index increases in value beyond the strike price of the written short call options but remains below the strike price of the Fund’s long call options, the Fund’s long call options and put options expire out-of-the-money but the Fund’s written short call options expire in-the-money and the Fund owes the purchaser of the short call options up to three times the difference between the settlement value of the Index and the strike price of the written short call options. This loss to the Fund is capped however by the long call purchased by the Fund and offset by the net options premium income received.

●	On days when the Index increases in value beyond the strike price of both the Fund’s short call and long call options, the Fund’s long and short put options expire out-of-the-money but its long and short call options are each in-the-money and the Fund will suffer its maximum loss. The Fund could face losses up to three times the difference between the strike prices of the call spread, offset by the net options premium income received. However, due to the long call purchased by the Fund, the Fund’s losses will be capped at this amount.

General Impact of Decreases in Value of the S&P 500 Index

●	On days when the S&P 500 Index decreases in value, but not down to the value of the strike price of the written short put options, all the options purchased or sold by the Fund will expire out-of-the-money and the Fund will benefit from the net options premium income received.

●	On days when the Index decreases in value beyond the strike price of the written short put options but remains above the strike price of the Fund’s long put options, the Fund’s long put options and call options expire out-of-the-money but the Fund’s written short put options expire in-the-money, and the Fund owes the purchaser of the short put options up to three times the difference between the settlement value of the Index and the strike price of the written put options. This loss to the Fund is capped however by the long put purchased by the Fund and offset by the net options premium income received.

●	On days when the Index decreases in value beyond the strike price of both the Fund’s short put and long put options, the Fund’s long and short call options expire out-of-the-money but its long and short put options are each in-the-money and the Fund will suffer its maximum loss. The Fund could face losses up to three times the difference between the strike prices of the put spread, offset by the net options premium income received. However, due to the long put purchased by the Fund, the Fund’s losses will be capped at this amount.

The following graph illustrates the gain loss characteristics of the Fund’s iron condor strategy:

For purposes of this illustration, assume the value of the Index is $5,250. The Fund:

(1)	Sells three short call options contracts at a strike of $ 5,330 (above the price of the Index),

(2)	Sells three short put options contracts at a strike of $5,170 (below the price of the Index),

and, simultaneously,

(3)	Buys three long call options contracts at a strike of $5,380 (farther above the price of the Index), and

(4)	Buys three long put options contracts at a strike of $5,120 (farther below the price of the Index).

Profit Scenario:

If the value of the Index is between $5,170 and $5,330 upon expiration of the options (one day), the short call and the short put options expire worthless and the strategy earns its maximum gain – the premiums received from the sold options ($5.61, as depicted by the horizontal portion of the green line in the graph).

Loss Scenarios:

If the value of the Index has increased upon expiration of the options (one day):

●	to above $5,330 but below $5,380, the strategy suffers a loss of up to three times the difference between the strike price of the short call option ($5,330) and the value of the Index less the premium received (as depicted by the downward red line on the right side of the graph).

●	to above $5,380, the strategy suffers a loss of up to three times the difference between the strike price of the short call option ($5,330) and the strike price of the long call option ($5,380) less the premium received ($144.39, as depicted by the horizontal red arrow at $5,380 on the right side of the graph). This is the strategy’s maximum loss on days the Index value increases.

If the value of the Index has decreased upon expiration of the options (one day):

●	to below $5,170 but above $5,120, the strategy suffers a loss of up to three times the difference between the strike price of the short put option ($5,170) and the value of the Index less the premium received (as depicted by the downward red line on the left side of the graph).

●	to below $5,120, the strategy suffers a loss of up to three times the difference between the strike price of the short put option ($5,170) and the strike price of the long put option ($5,120) less the premium received ($144.39, as depicted by the horizontal red arrow at $5,120 on the left side of the graph). This is the strategy’s maximum loss on days the Index value decreases.

Portfolio of the Fund

Principal Portfolio Holdings of the Fund
	Portfolio Holdings (All options are based on the value of the Index)	Investment Terms	Notional Value (as a % of the Fund’s net assets)	Expected Target Maturity
Call Spread	Written call options (short calls)	Out-of-the money	-300%	Typically, 1 day, but may extend to one-week expiration dates
	Purchased call options (long calls)	Farther out-of-the-money	+300%
Put Spread	Written put options (short puts)	Out-of-the money	-300%	Typically, 1 day, but may extend to one-week expiration dates
	Purchased put options (long puts)	Farther out-of-the-money	+300%
U.S Treasury Securities, Money Market Funds and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government. The Fund will generally hold US Treasuries to maturity.

These instruments are used as collateral for the Fund’s options and to generate income.

The market value of the cash, money market funds and U.S. Treasuries held by the Fund is expected to comprise at least 80% of the Fund’s net assets.

				Up to 1-year maturities at the time of purchase

The Fund will generally seek to employ its investment strategy regardless of whether there are periods of adverse market, economic, or other conditions but may, at times, take temporary defensive positions during such periods. During such conditions, the Adviser may increase or decrease the strike prices of the Fund’s options, based on its assessment of market risk. For example, if the Adviser gauges market risk to be significantly high or rising rapidly, it may sell the options at strike prices farther out-of-the-money. In addition, if during such conditions the Adviser is unable to obtain options expiring the next day, it will use options with the shortest time to expiration available, up to one-week.

The Fund intends to primarily utilize exchange-traded European style options, including standardized options and Flexible EXchange® (“FLEX”) options. An option is said to be “European Style” when it can be exercised only at expiration. Standardized options are available with set or defined contract terms, such as the style (call or put), the reference asset, the strike price and expiration date. FLEX options allow for customizable terms (e.g., the strike price can be negotiated). Exchange-listed options contracts, including FLEX options, are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

The Fund will invest, under normal circumstances, at least 80% of the value of its net assets, plus borrowings for investment purposes, in options that provide exposure to the value of the S&P 500 Index. The Fund will consider the notional value of its options positions for the purpose of assessing compliance with this 80% Policy. The Fund’s 80% Policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

The Fund intends to make monthly distribution payments to shareholders.

The Index

The S&P 500 Index is a float-adjusted market capitalization weighted index containing equity securities of 500 leading publicly traded companies, regarded as generally representative of the U.S. stock market. A float-adjusted market capitalization weighted index weights each index component according to its market capitalization, using the number of shares that are readily available for purchase on the open market. The S&P 500 Index is rebalanced quarterly. The value of the options held by the Fund will fluctuate based on the sector or sectors heavily referenced in the S&P 500 Index. As of the date of this prospectus, the Index had significant exposure to the information technology sector. The Fund, the Trust and Themes Management Company, LLC (the “Adviser”), the Fund’s investment adviser, are not affiliated with, nor endorsed by, the S&P 500 Index. An investment in the Fund is not an investment in the Index, nor is the Fund an investment in a traditional passively managed index fund. The Fund does not invest directly in the Index or in companies that comprise the Index.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. When provided, the information will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns compare with a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	In the future, performance for the Fund will be presented in this section. When provided, the information will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns compare with a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-584-3637
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ThemesETFs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Themes S&P 500 Ultra Enhanced Iron Condor Income ETF | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	You can lose money on your investment in the Fund.
Themes S&P 500 Ultra Enhanced Iron Condor Income ETF | Risks Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
Themes S&P 500 Ultra Enhanced Iron Condor Income ETF | Non Diversification Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Themes S&P 500 Ultra Enhanced Iron Condor Income ETF | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

You can lose money on your investment in the Fund. The Fund is subject to the risks summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Themes S&P 500 Ultra Enhanced Iron Condor Income ETF | Market Risk [Member]
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Market Risk. Market risk is the risk that a particular security, or Shares in general, may fall in value, or fail to rise. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates, and perceived trends in securities prices. Shares could decline in value or underperform other investments. In addition, local, regional, or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. During any such events, Shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on Shares may widen. As a result, an investor could lose money over short or long periods of time.

Themes S&P 500 Ultra Enhanced Iron Condor Income ETF | Referenced Index Risk [Member]
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Referenced Index Risk. The Fund invests in options contracts that are based on the value of the S&P 500 Index. This subjects the Fund to certain of the same risks as if it owned shares of companies that comprised the Index, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of the Index, the Fund may also be subject to the following risks:

Equity Market Risk. Equity securities, such as those included in the S&P 500 Index, may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors.

Information Technology Sector Risk. To the extent companies in particular sectors of the economy are more heavily represented in the S&P 500 Index (as of the date of this prospectus, the information technology sector), the value of the options held by the Fund will be especially sensitive to developments that significantly affect those sectors. As the market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Large-Capitalization Investing Risk. Large capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

Indirect Investment Risk. The S&P 500 Index is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way. Investors in the Fund will not have the right to receive dividends or other distributions or any other rights with respect to the companies that comprise the Index but will be subject to declines in the performance of the Index.

Index Trading Risk. The trading price of the S&P 500 Index may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general has at times experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of companies.

Themes S&P 500 Ultra Enhanced Iron Condor Income ETF | Derivatives Risk [Member]
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Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the S&P 500 Index and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of the S&P 500 Index. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts.

Written Options Risk. While the Fund will collect premiums on the options it writes, the Fund’s risk of loss if one or more of its written options is exercised and expires in-the-money may substantially outweigh the gains to the Fund from the receipt of such option premiums. When selling a put option, the premium received by the Fund may not be enough to offset a loss incurred by the Fund if the price of the Index at expiration is below the strike price by an amount equal to or greater than the premium. When selling a call option, the premium received by the Fund may not be enough to offset a loss incurred by the Fund if the price of the Index at expiration is above the strike price by an amount equal to or greater than the premium. Call and put spread writing exposes the Fund to losses up to the amount between strike prices of the purchased option and the written option.

Purchased Options Risk. If a call or put option is not sold when it has remaining value and if the market price of the underlying asset, in the case of a call option, remains less than or equal to the exercise price, or, in the case of a put option, remains equal to or greater than the exercise price, the buyer will lose its entire investment in the call or put option. There is no assurance that a liquid market will exist when the buyer seeks to close out any option position.

Risk of Options with One Day to Expiration. The Fund’s use of options with one day to expiration (“daily options”) presents additional risks. Losses may be incurred on any given day and shareholders who hold the Fund for multiple days can incur multiple days of such losses. Due to the short time until their expiration, daily options are more sensitive to sudden price movements and market volatility and could incur losses more rapidly than options with more time until expiration. Because of this, the timing of trades utilizing daily options becomes more critical. Although the Fund intends to purchase its options at the end of each day, any delay in the execution of these trades can significantly impact the outcome of the trade. Such options may also suffer from low liquidity, making it more difficult for the Fund to enter into its positions each day at desired prices. The bid-ask spreads on daily options can be wider than with traditional options, increasing the Fund’s transaction costs and negatively affecting its returns. Additionally, the proliferation of options with one day to expiration is relatively new and may therefore be subject to rule changes and operational frictions. To the extent that the OCC enacts new rules relating to options with one day to expiration that make it impracticable or impossible for the Fund to utilize daily options to effectuate its investment strategy, it may instead utilize options with the shortest remaining maturity available.

FLEX Options Risk. FLEX Options are exchange-traded options contracts with uniquely customizable terms like exercise price, style, and expiration date. Due to their customization and potentially unique terms, FLEX Options may be less liquid than other securities, such as standard exchange listed options. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund’s shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price.

Leverage Risk. While the Fund does not seek leveraged exposure to the performance of the S&P 500 Index, the Fund seeks to achieve and maintain exposure to the value of the Index by using the leverage inherent in options contracts. Therefore, the Fund is subject to leverage risk. When the Fund sells options spreads or enters into a transaction without investing an amount equal to the full economic exposure of the options spread or transaction, it creates a form of investment leverage, which can result in the Fund losing more than the income generated from writing options spreads. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in immediate and substantial losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The Fund will incur leverage by employing the Fund’s iron condor strategy using options with a targeted notional value of up to 300% of the Fund’s net assets, which will (if the notional value is 300%) triple the potential amount of loss or gain to the Fund relative to employing the strategy using options with, as an example, 100% of the notional value of the Fund’s net assets.

Themes S&P 500 Ultra Enhanced Iron Condor Income ETF | Clearing Member Default Risk [Member]
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Clearing Member Default Risk. Transactions in some types of derivatives, including the options sold by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Themes S&P 500 Ultra Enhanced Iron Condor Income ETF | Distribution Risk [Member]
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Distribution Risk. The Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Themes S&P 500 Ultra Enhanced Iron Condor Income ETF | Transaction Cost Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Transaction Cost Risk. The Fund will pay transaction costs, such as commissions or mark-ups in the bid/offer spread on an option position, when it writes options. Because the Fund “turns over” its option positions every week (or more frequently) in this fashion, it will incur high levels of transaction costs. While the turnover of the option positions sold by the Fund is not deemed “portfolio turnover” for accounting purposes, the economic impact to the Fund is similar to what could occur if the Fund experienced high portfolio turnover (e.g., in excess of 100% per year). The Fund’s high levels of transaction costs may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example thereunder, may affect the Fund’s performance.

Themes S&P 500 Ultra Enhanced Iron Condor Income ETF | Active Management Risk [Member]
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Active Management Risk. The Fund is actively-managed and may not meet its investment objective based on the success or failure of the Adviser or the Fund’s portfolio managers to implement investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques applied by the Adviser and portfolio managers and the skill of the Adviser and/or portfolio manager in evaluating the value and risks associated with the Fund’s iron condor strategy, including their ability to assess the volatility of the S&P 500 Index and establishing the strike prices of the options sold by the Fund. It is possible the investment techniques employed on behalf of the Fund will not produce the desired results.

Themes S&P 500 Ultra Enhanced Iron Condor Income ETF | Inflation Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.

Themes S&P 500 Ultra Enhanced Iron Condor Income ETF | Interest Rate Risk [Member]
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Interest Rate Risk. Interest rate risk is the risk that the value of the Fund’s investments will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term options and debt securities and higher for longer-term options and debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. When interest rates increase, call options generally benefit while put option prices are impacted negatively.

Themes S&P 500 Ultra Enhanced Iron Condor Income ETF | Special Tax Risk [Member]
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Special Tax Risk. The Fund intends to qualify as a “regulated investment company” (“RIC”); however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. The Fund’s pursuit of its investment strategies will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and was ineligible to or did not cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. The Fund’s investment strategy may limit its ability to distribute dividends eligible for treatment as qualified dividend income, which for non-corporate shareholders are subject to federal income tax at rates of up to 20%. The Fund’s investment strategy may also limit its ability to distribute dividends eligible for the dividends-received deduction for corporate shareholders. For these reasons, a significant portion of distributions received by Fund shareholders may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy. You should consult your tax advisor as to the tax consequences of acquiring, owning and disposing of Shares. Investors should consult their tax advisor as to the tax consequences of acquiring, owning and disposing of Shares.

Themes S&P 500 Ultra Enhanced Iron Condor Income ETF | Tax Efficiency Risk [Member]
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Tax Efficiency Risk. Unlike most ETFs, the Fund currently intends to effect redemptions primarily for cash, rather than primarily in-kind redemptions. As such, investments in Shares may be less tax-efficient than investments in conventional ETFs. ETFs generally are able to make in-kind redemptions and avoid being taxed on gain on the distributed portfolio securities at the fund level. Because the Fund currently intends to effect redemptions primarily for cash, rather than in-kind distributions, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were able to distribute portfolio securities in-kind. The Fund generally intends to distribute these gains to shareholders to avoid being taxed on this gain at the Fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF. In addition, as a result of the Fund selling options daily, it is expected that any distributions by the Fund will be taxable as ordinary income.

Themes S&P 500 Ultra Enhanced Iron Condor Income ETF | E T F Risks [Member]
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ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although shares of the Fund are listed for trading on a national securities exchange, the Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange or that the requirements of the Exchange or any exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to execute its options strategy, may be unable to accurately price its investments and/or may incur substantial trading losses. This risk may be greater for the Fund as it seeks to have exposure to a single index as opposed to a more diverse portfolio like a traditional pooled investment. If trading in the Fund’s shares are halted, investors may be temporarily unable to trade shares of the Fund. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Index’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Themes S&P 500 Ultra Enhanced Iron Condor Income ETF | Cybersecurity Risk [Member]
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Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Themes S&P 500 Ultra Enhanced Iron Condor Income ETF | Liquidity Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult or impossible to purchase or sell at an advantageous time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid.

Themes S&P 500 Ultra Enhanced Iron Condor Income ETF | New Adviser Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

New Adviser Risk. Although the Adviser’s principals and the Fund’s portfolio managers have experience managing investments in the past, the Adviser is a newly-formed entity and has little experience managing investments for an ETF, which may limit the Adviser’s effectiveness.

Themes S&P 500 Ultra Enhanced Iron Condor Income ETF | New Fund Risk [Member]
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New Fund Risk. The Fund is new with no operating history. As a result, there can be no assurance that the Fund will grow to or maintain an economically viable size, as a result of which it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.

Themes S&P 500 Ultra Enhanced Iron Condor Income ETF | Operational Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Themes S&P 500 Ultra Enhanced Iron Condor Income ETF | Valuation Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. Independent market quotations for certain investments held by the Fund may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that the Fund may not be able to sell an investment at the price assigned to the investment by the Fund. In addition, the securities in which the Fund invests may trade on days that the Fund does not price its shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their Fund holdings.

Themes S&P 500 Ultra Enhanced Iron Condor Income ETF | Money Market Instruments Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Money Market Instruments Risk. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a money market fund.

Themes S&P 500 Ultra Enhanced Iron Condor Income ETF | U S Government Securities Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

U.S. Government Securities Risk. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

Themes S&P 500 Ultra Enhanced Iron Condor Income ETF | Iron Condor Strategy Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Iron Condor Strategy Risk. On days when the S&P 500 Index experiences volatility, the Fund may suffer losses. Losses may be incurred when the Index experiences gains and also when it experiences losses. These losses may be suffered on any given day and shareholders who hold the Fund for multiple days can incur multiple days of such losses. On days when the Index experiences significant gains, the Fund could face losses up to three times the difference between the strike prices of the put spread. On days when the Index experiences significant losses, the Fund could face losses up to three times the difference between the strike prices of the put spread. However, the losses the Fund experiences on days when the Index increases or decreases will always be offset to some degree by the net options premium income it receives. Because of the Fund’s strategy of coupling written and purchased puts and call options with the same expiration date and different strike prices, the maximum potential loss for the Fund for any given put or call spread on any given day is equal to the difference between the strike prices minus any net options premium income received. The Fund does not provide returns similar to the S&P 500 Index or participate in the returns of the Index. As a result, and for the reasons outlined above, the Fund may incur significant losses on days when the Index experiences significant gains.

Themes S&P 500 Ultra Enhanced Iron Condor Income ETF | Themes S&P 500 Ultra Enhanced Iron Condor Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SPYU
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[5]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 157
Themes AMZN PutWrite Options Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Themes AMZN PutWrite Options Income ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Themes AMZN PutWrite Options Income ETF (the “Fund”) is an exchange-traded fund (“ETF”) that seeks current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed ETF that seeks current income by employing a put selling (or “writing”) strategy using primarily at-the-money options on the common stock of Amazon.com, Inc. (NASDAQ: AMZN) (the “Underlying Stock”) to generate income. Specifically, the Fund aims to generate income from its options investments when the Underlying Stock rises in value above the strike price of the put options written. When the Underlying Stock’s value falls below the strike price of the put options, the Fund is likely to incur losses and may be obligated to buy shares of the Underlying Stock at the strike price. Accordingly, the Fund is intended for investors who seek income when the investor believes the Underlying Stock will remain flat or rise in value. The Fund is not designed to participate in the market performance of the Underlying Stock when the Underlying Stock increases in value. When the Underlying Stock decreases in value the Fund will participate in the decline and incur losses; however, any such losses will be offset to some degree by the option premium income the Fund received from the sold options.

The Fund’s Put Writing Strategy

To implement this strategy, on a weekly basis, the Fund will write put options on the Underlying Stock that are primarily at-the-money (i.e., equal to the Underlying Stock’s current market price) and have one week to expiration. As the seller of the put options, the Fund receives cash (the “premium”) from the purchaser for each put sold and commits to buying shares of the Underlying Stock at the strike price if the option owner exercises its option. If a put option sold by the Fund is exercised prior to expiration (i.e., “assigned” or “put” to the Fund), the Fund will purchase the shares of the Underlying Stock at the time of exercise at the strike price and will hold the Underlying Stock shares until they are liquidated. Generally speaking, however, the Fund may proactively close out in-the-money put options before expiration to prevent being assigned shares of the Underlying Stock.

Possible Outcomes of the Fund’s Investment Strategies

The premiums received by the Fund from writing options will increase the Fund’s return if the option is not exercised and thus expires worthless. However, if the value of the Underlying Stock declines below the strike price at any time prior to expiration, the option is in-the-money and the Fund will be required, if the option is exercised by the option holder, to buy the Underlying Stock at the strike price, effectively paying the holder the difference between the strike price and the closing price of the Underlying Stock. Therefore, by writing a put option, the Fund is exposed to the risk of losing the amount by which the price of the Underlying Stock is less than the strike price at any time prior to the option’s expiration. Accordingly, the potential return to the Fund is limited to the amount of option premiums it receives, while the Fund can potentially lose up to the entire strike price of each option it sells. In such a case, Fund losses will likely outweigh the income attributable to the options premiums received and Fund losses may be substantial. Further, if the value of the Underlying Stock increases, the Fund’s returns will not increase accordingly.

Essentially, if the value of the Underlying Stock remains above a put option’s strike price, the buyer of the put option likely won’t exercise the option, allowing the Fund to retain the premium. Conversely, if the value of the Underlying Stock drops below the strike price, the holder of the option may exercise the option and assign (or put) the stock to the Fund. The Fund would then be required to pay the option holder a price equal to the strike price of the option, and the Fund would receive shares of the Underlying Stock equal to the number of contracts sold. The Fund would then liquidate the shares of the Underlying Stock at its earliest convenience and seek to reestablish the put option position.

The Fund’s Use of Written Put Options

The Fund’s strategy is designed to have approximately a weekly, 100% downside notional exposure to the Underlying Stock. Essentially, the value of the put options that the Fund invests in will match the value as if the Fund had directly purchased the Underlying Stock. More specifically:

The notional value of an option refers to the value that the options control. It is calculated by multiplying the price of the asset underlying the option (the Index) by the options multiplier by the number of contracts. The options multiplier is the number of shares an option contract controls. Equity options each control 100 underlying shares and therefore have a 100 options multiplier.

By way of example, assume the Fund has assets of $10 million and the Index is priced at $60. The value of one option contract would therefore be $6,000 (the $60 Index price x the 100 options multiplier). To determine the number of put option contracts needed to encompass approximately 100% of the Fund’s net assets, the Fund’s value is divided by the value of one contract ($10,000,000 divided by $6,000 = 1,666). The notional exposure would thus be approximately $10,000,000 ($60 x 100 x 1,666=$9,996,000) from the put options written or 100% of the Fund’s net assets.

However, the Fund’s notional exposure will drift during each week. The Fund may at times write options on the Underlying Stock with aggregate notional value greater than the value of the Fund’s assets. In those cases, the Fund may be considered to have created investment leverage; leverage increases the volatility of the Fund and may result in losses greater than if the Fund had not been leveraged. It is also possible that the Fund will create investment leverage by borrowing money.

The Fund will typically reallocate its portfolio at the end of each trading week. That is, the Fund will either allow each week’s options to expire, purchase the corresponding shares of the Underlying Stock at the strike price and liquidate the Underlying Stock position as early as reasonably possible, close (i.e., buy back) the option, or roll it early. “Rolling” an option contract refers to the process of buying existing put option contracts to close them out and immediately selling new put option contracts. The Fund will enter into new put options when the options have expired, closed, or rolled early. The sold put options positions will be reestablished weekly.

At least weekly, the options sold by the Fund are settled by delivery at expiration or expire with no value and new option positions are established while the Fund sells any shares of the Underlying Stock it owns as a result of such settlements or of the Fund’s prior option positions having been exercised. The Fund’s weekly (or more frequent) cycle of reallocating its portfolio likely will cause the Fund to have frequent and substantial turnover in its option positions. If the Fund receives additional inflows (and issues more Shares accordingly in large numbers known as “Creation Units”) during a one-week period, the Fund will sell additional listed put options which will be exercised or expire at the end of such one-week period. Conversely, if the Fund redeems Shares in Creation Unit size during a weekly period, the Fund will terminate the appropriate portion of the options it has sold accordingly.

Principal Portfolio Holdings of the Fund

Portfolio Holdings	Investment Terms	Expected Target Maturity
Sold put option contracts	“at-the money” (i.e., the strike price is equal to the then-current price of the Index at the time of sale)	1 week
U.S Treasury Securities, Money Market Funds and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government. The Fund will generally hold U.S. Treasuries to maturity.

These instruments are used as collateral for the Fund’s options and to generate income.

The market value of the cash, money market funds and U.S. Treasuries held by the Fund is expected to comprise at least 80% of the Fund’s net assets.

Up to 1-year maturities at the time of purchase

Though the Fund intends to sell options that are at-the-money, the put options sold by the Fund may at times be sold slightly in-the-money (i.e., higher than the Underlying Stock’s current market price) or slightly out-of-the-money (i.e., below the Underlying Stock’s current market price) depending on the market volatility of the Underlying Stock on the day the option is sold.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the securities of the Underlying Stock and options that provide exposure to the Underlying Stock. The Fund will consider the notional value of its options positions for the purpose of assessing compliance with this 80% Policy. The Fund’s 80% Policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

The Fund will write exchange-traded options contracts that utilize the Underlying Stock as the reference asset. In general, a put option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to sell (put) to the seller (writer) of the option the Underlying Stock at a specified exercise price. The Fund intends to primarily utilize European style Flexible EXchange® (“FLEX”) options. FLEX options are exchange-traded and allow for customizable terms (e.g., the strike price can be negotiated). An option is said to be “European Style” when it can be exercised only at expiration. If a listed put option sold by the Fund is assigned to the Fund, the Fund will buy the AMZN shares underlying the option at the time of exercise at the strike price, and will hold the shares of the Underlying Stock until the Fund is able to liquidate the shares. The expiration dates at the time of purchase for the Fund’s written puts will typically be one week, but may range up to one month at times) (the “Put Period”).

The Fund will seek to employ its investment strategy regardless of whether there are periods of adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

As a result of its investment strategies, the Fund will be concentrated in the industry to which the Underlying Stock is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure in the industry to which the Underlying Stock is assigned). As of the date of this prospectus, AMZN is assigned to the consumer discretionary sector and online business services and retail industry.

The Fund intends to make monthly distribution payments to shareholders.

Amazon.com, Inc.

Amazon.com, Inc. is an e-commerce company that operates retail websites and offers programs that enable third parties to sell products on their websites. Amazon.com, Inc. is listed on the Nasdaq Global Select Market. As of the date of this prospectus, the market capitalization of Amazon.com Inc. is approximately $2.4 trillion.

This prospectus relates only to the Fund Shares offered hereby and is not a prospectus for the common stock or other securities of Amazon.com, Inc. The common stock of Amazon.com, Inc. (AMZN) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Amazon.com, Inc. pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Amazon.com, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. Amazon.com, Inc. is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates, and is not involved with this offering in any way.

The Fund’s performance will differ from that of the Underlying Stock. The performance differences will depend on, among other things, the Underlying Stock’s value, changes in the value of the put options contracts the Fund has sold, and changes in the value of the U.S. Treasuries and money market instruments held by the Fund. The Fund’s ability to achieve its investment objective of current income is not dependent on the price appreciation of the Underlying Stock.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. When provided, the information will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns compare with a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	In the future, performance for the Fund will be presented in this section. When provided, the information will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns compare with a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-584-3637
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ThemesETFs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Themes AMZN PutWrite Options Income ETF | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	You can lose money on your investment in the Fund.
Themes AMZN PutWrite Options Income ETF | Risks Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
Themes AMZN PutWrite Options Income ETF | Non Diversification Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Themes AMZN PutWrite Options Income ETF | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

You can lose money on your investment in the Fund. The Fund is subject to the risks summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Themes AMZN PutWrite Options Income ETF | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. Market risk is the risk that a particular security, or Shares in general, may fall in value, or fail to rise. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates, and perceived trends in securities prices. Shares could decline in value or underperform other investments. In addition, local, regional, or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. During any such events, Shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on Shares may widen. As a result, an investor could lose money over short or long periods of time.

Themes AMZN PutWrite Options Income ETF | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts Risk. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. There may at times be an imperfect correlation between the movement in values of options contracts and the Underlying Stock, which may prevent the Fund from achieving its investment objective. In addition, there may at times not be a liquid secondary market for certain options contracts. The value of the options used by the Fund will be determined based on market quotations or other recognized pricing methods.

FLEX Options Risk. FLEX Options are exchange-traded options contracts with uniquely customizable terms like exercise price, style, and expiration date. Due to their customization and potentially unique terms, FLEX Options may be less liquid than other securities, such as standard exchange listed options. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund’s shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price.

Leverage Risk. While the Fund does not seek leveraged exposure to the Underlying Stock, the Fund seeks to achieve and maintain the exposure to the value of the Underlying Stock by using the leverage inherent in options contracts. Therefore, the Fund is subject to leverage risk. When the Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in the Fund losing more than it originally invested. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Options trading involves a degree of leverage and as a result, a relatively small price movement may result in immediate and substantial losses to the Fund.

Themes AMZN PutWrite Options Income ETF | Clearing Member Default Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Clearing Member Default Risk. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Themes AMZN PutWrite Options Income ETF | Distribution Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Distribution Risk. The Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Themes AMZN PutWrite Options Income ETF | Transaction Cost Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Transaction Cost Risk. The Fund will pay transaction costs, such as commissions or mark-ups in the bid/offer spread on an option position, when it writes options. Because the Fund “turns over” its option positions every week (or more frequently) in this fashion, it will incur high levels of transaction costs. While the turnover of the option positions sold by the Fund is not deemed “portfolio turnover” for accounting purposes, the economic impact to the Fund is similar to what could occur if the Fund experienced high portfolio turnover (e.g., in excess of 100% per year). The Fund’s high levels of transaction costs may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example thereunder, may affect the Fund’s performance.

Themes AMZN PutWrite Options Income ETF | Active Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Active Management Risk. The Fund is actively-managed and may not meet its investment objective based on the success or failure of the Adviser or the Fund’s portfolio managers to implement investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques applied by the Adviser and portfolio managers and the skill of the Adviser and/or portfolio manager in evaluating the value and risks associated with the Fund’s investment strategy, including their ability to assess the volatility of AMZN and establishing the strike prices of the options sold by the Fund. It is possible the investment techniques employed on behalf of the Fund will not produce the desired results.

Themes AMZN PutWrite Options Income ETF | Inflation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.

Themes AMZN PutWrite Options Income ETF | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Interest Rate Risk. Interest rate risk is the risk that the value of the Fund’s investments will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term options and debt securities and higher for longer-term options and debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. When interest rates increase, call options generally benefit while put option prices are impacted negatively.

Themes AMZN PutWrite Options Income ETF | Special Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Special Tax Risk. The Fund intends to qualify as a “regulated investment company” (“RIC”); however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. The Fund’s pursuit of its investment strategies will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and was ineligible to or did not cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. The Fund’s investment strategy may limit its ability to distribute dividends eligible for treatment as qualified dividend income, which for non-corporate shareholders are subject to federal income tax at rates of up to 20%. The Fund’s investment strategy may also limit its ability to distribute dividends eligible for the dividends-received deduction for corporate shareholders. For these reasons, a significant portion of distributions received by Fund shareholders may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy. You should consult your tax advisor as to the tax consequences of acquiring, owning and disposing of Shares. Investors should consult their tax advisor as to the tax consequences of acquiring, owning and disposing of Shares.

Themes AMZN PutWrite Options Income ETF | Tax Efficiency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Tax Efficiency Risk. Unlike most ETFs, the Fund currently intends to effect redemptions primarily for cash, rather than primarily in-kind redemptions. As such, investments in Shares may be less tax-efficient than investments in conventional ETFs. ETFs generally are able to make in-kind redemptions and avoid being taxed on gain on the distributed portfolio securities at the fund level. Because the Fund currently intends to effect redemptions primarily for cash, rather than in-kind distributions, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were able to distribute portfolio securities in-kind. The Fund generally intends to distribute these gains to shareholders to avoid being taxed on this gain at the Fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF. In addition, as a result of the Fund selling options at least weekly, it is expected that any distributions by the Fund will be taxable as ordinary income.

Themes AMZN PutWrite Options Income ETF | E T F Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although shares of the Fund are listed for trading on a national securities exchange, The NASDAQ Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange or that the requirements of the Exchange or any exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to execute its options strategy, may be unable to accurately price its investments and/or may incur substantial trading losses. This risk may be greater for the Fund as it seeks to have exposure to a single stock as opposed to a more diverse portfolio like a traditional pooled investment. If trading in the Fund’s shares are halted, investors may be temporarily unable to trade shares of the Fund. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Index’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Themes AMZN PutWrite Options Income ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Themes AMZN PutWrite Options Income ETF | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult or impossible to purchase or sell at an advantageous time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid.

Themes AMZN PutWrite Options Income ETF | New Adviser Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Adviser Risk. Although the Adviser’s principals and the Fund’s portfolio managers have experience managing investments in the past, the Adviser is a newly-formed entity and has little experience managing investments for an ETF, which may limit the Adviser’s effectiveness.

Themes AMZN PutWrite Options Income ETF | New Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Fund Risk. The Fund is new with no operating history. As a result, there can be no assurance that the Fund will grow to or maintain an economically viable size, as a result of which it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.

Themes AMZN PutWrite Options Income ETF | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Themes AMZN PutWrite Options Income ETF | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. Independent market quotations for certain investments held by the Fund may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that the Fund may not be able to sell an investment at the price assigned to the investment by the Fund. In addition, the securities in which the Fund invests may trade on days that the Fund does not price its shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their Fund holdings.

Themes AMZN PutWrite Options Income ETF | Money Market Instruments Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Money Market Instruments Risk. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a money market fund.

Themes AMZN PutWrite Options Income ETF | U S Government Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

U.S. Government Securities Risk. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

Themes AMZN PutWrite Options Income ETF | Equity Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Market Risk. The Fund invests in options contracts that are based on the value of the Underlying Stock. This subjects the Fund to certain of the same risks as if it owned equity securities of Amazon.com, Inc., even though it generally does not. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Themes AMZN PutWrite Options Income ETF | Large Capitalization Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large-Capitalization Investing Risk. Large capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

Themes AMZN PutWrite Options Income ETF | Put Writing Strategy Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Put Writing Strategy Risk. Put Options are generally subject to volatile swings in price based on changes in value of the Underlying Stock and the value of the Fund’s positions in options may be subject to greater fluctuations in value than investments directly in the Underlying Stock. The Fund will incur a form of economic leverage through its use of options, which will increase the volatility of the Fund’s returns and may increase the risk of loss to the Fund. If the value of the Underlying Stock declines below the strike price, the option will finish in-the-money and the Fund will be required to make a cash payment based on the difference between the strike price and the price of the Underlying Stock at the time the option is exercised. Therefore, by writing a put option, the Fund is exposed to the amount by which the price of the Underlying Stock is less than the strike price. While the Fund will collect premiums on the options it writes, the Fund’s risk of loss if one or more of its options is exercised and expires in-the-money may substantially outweigh the gains to the Fund from the receipt of such option premiums. Moreover, the options sold by the Fund may have an imperfect correlation to the returns of the Underlying Stock. The potential return to the Fund is limited to the amount of option premiums it receives; however, the Fund can potentially lose up to the entire strike price of each option it sells. Further, if the value of the securities underlying the options sold by the Fund (i.e., the Underlying Stock) increases, the Fund’s returns will not increase accordingly.

Themes AMZN PutWrite Options Income ETF | Implied Volatility Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Implied Volatility Risk. When the Fund sells a listed put option, it gains the amount of the premium it receives, but also incurs a corresponding liability representing the value of the option it has sold (until the option is exercised and finishes in the money or expires worthless). The value of the options in which the Fund invests is partly based on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the Underlying Stock underlying the options do not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the Fund’s NAV. The Fund is therefore exposed to implied volatility risk before the options expire or are exercised. This is the risk that the value of the implied volatility of the options sold by the Fund will increase due to general market and economic conditions, perceptions regarding the industries in which Amazon.com, Inc. participates, or factors relating specifically to the Underlying Stock.

Themes AMZN PutWrite Options Income ETF | Price Participation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Price Participation Risk. The Fund may sell in-the-money put option contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Stock over the Put Period (typically, one week, but may range up to one month). This means that if the Underlying Stock experiences an increase in value above the strike price of the sold put options during a Put Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Stock over the Put Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Stock over each Put Period, but has full exposure to any decreases in value experienced by the Underlying Stock over the Put Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Stock. The degree of participation in the Underlying Stock’s gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put option contracts and will vary from Put Period to Put Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Stock, changes in interest rates, changes in the actual or perceived volatility of the Underlying Stock and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Stock changes and time moves towards the expiration of each Put Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected that the Fund’s NAV will directly correlate on a day-to-day basis with the returns of the Underlying Stock. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Stock will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Stock.

Themes AMZN PutWrite Options Income ETF | Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Concentration Risk. The Fund will be concentrated in the industry to which Amazon.com, Inc. is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which Amazon.com, Inc. is assigned). The Fund’s performance will therefore be particularly susceptible to adverse events impacting such industry, which may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in a particular industry. As a result, the value of the Fund’s investments may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

On-Line Business Services and Retail Industry Risks: The performance of the Underlying Stock, and consequently the Fund’s performance, is subject to the risks of the online retail company sector. Companies that operate in the online marketplace and retail segments are subject to fluctuating consumer demand. Unlike traditional brick and mortar retailers, online marketplaces and retailers must assume shipping costs or pass such costs to consumers. Consumer access to price information for the same or similar products may cause companies that operate in the online marketplace and retail segments to reduce profit margins in order to compete. Due to the nature of their business models, companies that operate in the online marketplace and retail segments may also be subject to heightened cyber security risk, including the risk of theft or damage to vital hardware, software and information systems. The loss or public dissemination of sensitive customer information or other proprietary data may negatively affect the financial performance of such companies to a greater extent than traditional brick and mortar retailers. As a result of such companies being web-based and the fact that they process, store, and transmit large amounts of data, including personal information, for their customers, failure to prevent or mitigate data loss or other security breaches, including breaches of vendors’ technology and systems, could expose companies that operate in the online marketplace and retail segments or their customers to a risk of loss or misuse of such information, adversely affect their operating results, result in litigation or potential liability, and otherwise harm their businesses.

Themes AMZN PutWrite Options Income ETF | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Consumer Discretionary Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

Themes AMZN PutWrite Options Income ETF | Issuer Specific Amazoncom Inc Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Issuer-Specific (Amazon.com, Inc.) Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. The Underlying Stock performance may be affected by global markets and demand for the company’s products and services, its ability to develop new products and services, inventory levels, supply chain issues, the performance of third-party software developers, system and network failures, privacy and cybersecurity breaches and changes in international and government regulations. Amazon.com, Inc. faces risks associated with intense competition across different industries, including physical, e-commerce omnichannel retail, e-commerce services, web and infrastructure computing services, electronic devices, digital content, advertising, grocery, and transportation and logistics services; the expansion into new products, services, technologies and geographic regions; its international activities; the variability in the demand for its products and services; intellectual property rights; risks relating to successfully optimizing and operating its fulfilment network and data centers; data loss or other security breaches; maintaining key senior management personnel and the ability to hire and retain highly skilled and other key personnel; maintaining good supplier relationships, including content and technology licensors; the success of acquisitions or joint ventures or other investments; its rapidly evolving and expanding business model; and legal, regulatory and litigation issues.

Themes AMZN PutWrite Options Income ETF | Themes AMZN PutWrite Options Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	AMZO
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.39%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[6]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 40
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 125
Themes Nasdaq 100 Dual Options Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Themes Nasdaq 100 Dual Options Income ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Themes Nasdaq 100 Dual Options Income ETF (the “Fund”) is an exchange-traded fund (“ETF”) that seeks current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed ETF that seeks current income by employing an options strategy known as a “short strangle” on the Nasdaq-100 Index® (the “Nasdaq 100 Index” or the “Index”). More precisely, the Fund aims to generate income from its options investments when the Index experiences little or no volatility during the time period for which the options provide exposure (every business day). On days when the Index experiences volatility, the Fund has the potential to incur losses (on any given day), which may be significant. To implement its short strangle strategy, every business day, the Fund will sell (or “write”):

(i)	call options on the Nasdaq 100 Index with a strike price (the price at which the option can be exercised) above the current value of the Index, and

(ii)	put options on the Nasdaq 100 Index with a strike price below the current value of the Index.

Each of these options will have one day to expiration and will be considered “out-of-the-money” when sold (i.e., the price of the Nasdaq 100 is below the strike price for calls and above the strike price for puts). The put and call options will be sold daily and always in tandem, each having a notional value of approximately 100% of the Fund’s net assets at the time of sale (see below for further information on notional value). The strike price of each option sold will be as close to equidistant as possible from the value of the Index when written.

Short Strangle Strategy

The combination of these tandem put and call option positions (outlined above) creates what is known as a “short strangle,” and this combination of options transactions will be reestablished by the Fund daily. As the seller of the options, the Fund receives cash (the “premium”) from the purchaser. The Fund’s short strangle is designed to provide income in the form of option premiums when the Index experiences little or no volatility during the time period for which the options provide exposure (every business day).

The Fund will trade exchange-traded options contracts that utilize the Nasdaq 100 Index as the reference asset. In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security underlying the option at a specified exercise price. For cash-settled options such as those used by the Fund, the writer of the option (the Fund) has the obligation upon exercise to deliver to the purchaser the cash difference between the value of the reference asset (the Index) at expiration and the strike price of the option.

The Fund does not provide returns similar to the Nasdaq 100 Index or participate in the returns of the Index. The Fund’s performance will differ from that of the Index’s value. The performance differences will depend on, among other things, the value of the Index, changes in the value of Index put and call options contracts the Fund has sold, and changes in the value of the U.S. Treasury securities and money market funds in which the Fund invests its cash. The income generated by the Fund, mostly in the form of option premiums received from its option sales, will be primarily influenced by the volatility of the Index’s value, although other factors, including interest rates, may also impact the level of income. When interest rates increase, call option premiums are generally higher while put option premiums are generally lower. A decrease in interest rates generally has the opposite effect on premiums.

While the Fund does not seek leveraged exposure to the Index, the Fund seeks to achieve and maintain exposure to the value of the Index by using the leverage inherent in options contracts. The Fund’s strategy is designed to provide approximately daily, 100% downside notional exposure to the Index if the Index value falls below the strike price of the put options written or rises above the strike price of the call options written. The call options and put options sold by the Fund will each have approximately equal notional values of no more than 100% of the Fund’s net assets at the time they are sold. More specifically:

The notional value of an option refers to the value that the option controls. It is calculated by multiplying the price of the asset underlying the option (the Index) by the options multiplier by the number of contracts. The options multiplier is the number of shares an option contract controls. Equity options each control 100 underlying shares and therefore have a 100 options multiplier.

By way of example, assume the Fund has assets of $10 million and the Index is priced at $60. The value of one option contract would therefore be $6,000 (the $60 Index price x the 100 options multiplier). To determine the number of put and call option contracts needed to encompass approximately 100% of the Fund’s net assets, the Fund’s value is divided by the value of one contract ($10,000,000 divided by $6,000 = 1,666). Since 1,666 contracts will be written each for call options and put options, the total number of contracts needed is 3,332. The notional exposure would thus be approximately $10,000,000 ($60 x 100 x 1,666 = $9,996,000) from the call options and approximately $10,000,000 ($60 x 100 x 1,666 = $9,996,000) from the put options, summing to a total notional exposure of approximately $20,000,000 ($19,992,000) or 200% of the Fund’s net assets.

Possible Outcomes of Short Strangle Strategy

On days when the Index increases in value beyond the strike price of the sold call options, the potential loss on the option is essentially unlimited, as the value of the Index can theoretically rise indefinitely. On days when the Index decreases in value beyond the strike price of the sold put options, the potential loss on the options is the difference between the strike price of the put options and 0, as the value of the Index can theoretically decrease to 0. These losses may be incurred on any given day and shareholders who hold the Fund for multiple days can incur multiple days of such losses. However, any such losses will always be offset to some degree by the option premium income the Fund received from the sold options.

General Impact of Increases in Value of the Nasdaq 100 Index

●	On days when the Index increases in value, but not up to the value of the strike price of the sold call options, the call options sold by the Fund will expire out-of-the-money (along with the sold put options) and the Fund will benefit from the option premium income it received in connection with the sale of the options.

●	On days when the Index increases in value beyond the strike price of the sold call options, the Fund’s sold call options will expire “in-the-money” and the Fund will owe the purchaser of the call options the difference between the settlement value of the Index and the strike price of the sold call options. On such days, the potential loss on the option is essentially unlimited, as the value of the Index can theoretically rise indefinitely. However, such a loss will always be offset to some degree by the option premium income the Fund received from the sold options.

General Impact of Decreases in Value of the Nasdaq 100 Index

●	On days when the Index decreases in value, but not down to the value of the strike price of the sold put options, the put options sold by the Fund will expire out-of-the-money (along with the sold call options) and the Fund will benefit from the option premium income it received in connection with the sale of the options.

●	On days when the Index decreases in value beyond the strike price of the sold put options, the Fund’s sold put options will expire in-the-money, and the Fund will owe the purchaser of the put options the difference between the settlement value of the Index and the strike price of the sold put options. On such days, the potential loss on the options is the difference between the strike price of the put options and 0, as the value of the Index can theoretically decrease to 0. However, such a loss will always be offset to some degree by the option premium income the Fund received from the sold options.

The following graph illustrates the gain/loss characteristics of the short strangle strategy:

For purposes of this illustration, assume:

-	the value of the Index is $5,250

-	a short call option on the Index is sold at a strike price of $5,330 (above the price of the Index)

-	a short put option on the Index is sold at a strike price $5,170 (below the price of the Index)

If, upon expiration of the options (one day):

1.	the value of the Index is between $5,170 and $5,330, the call and the put options expire worthless and the strategy earns its maximum gain – the premiums received from the sold options ($2.20, as depicted by the horizontal portion of the green line in the graph).

2.	the value of the Index increases to above $5,330, the strategy suffers a loss of the difference between the strike price of the option and the value of the Index (as depicted by the downward red arrow on the right side of the graph).

3.	the value of the Index decreases to below $5,170, the strategy suffers a loss of the difference between the strike price of the option and the value of the Index (as depicted by the downward red arrow on the left side of the graph).

Any losses incurred are partially offset by the premium income received for the options sold.

Portfolio of the Fund

Principal Portfolio Holdings of the Fund
Portfolio Holdings	Investment Terms	Expected Target Maturity
Sold put option contracts	“out-of-the money” (i.e., the strike price is below the then-current price of the Index at the time of sale)	1 day
Sold call option contracts	“out-of-the money” (i.e., the strike price is above to the then-current price of the Index at the time of sale)	1 day
U.S Treasury Securities, Money Market Funds and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government. The Fund will generally hold U.S. Treasuries to maturity.

These instruments are used as collateral for the Fund’s options and to generate income.

The market value of the cash, money market funds and U.S. Treasuries held by the Fund is expected to comprise at least 80% of the Fund’s net assets.

Up to 1-year maturities at the time of purchase

The Fund will generally seek to employ its investment strategy regardless of whether there are periods of adverse market, economic, or other conditions, but may, at times, seek to take temporary defensive positions during such periods. During such conditions, the Adviser may increase or decrease the strike prices of the Fund’s options, based on its assessment of market risk. For example, if the Adviser gauges market risk to be significantly high or rising rapidly, it may sell the options at strike prices farther out-of-the-money.

The Fund intends to primarily utilize exchange-traded European style options, including standardized options and Flexible EXchange® (“FLEX”) options. An option is said to be “European Style” when it can be exercised only at expiration. Standardized options are available with set or defined contract terms, such as the style (call or put), the reference asset, the strike price and expiration date. FLEX options allow for customizable terms (e.g., the strike price can be negotiated). Exchange-listed options contracts, including FLEX options, are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

The Fund will invest, under normal circumstances, at least 80% of the value of its net assets, plus borrowings for investment purposes, in options that provide exposure to the value of the Nasdaq Index. The Fund will consider the notional value of its options positions for the purpose of assessing compliance with this 80% Policy. The Fund’s 80% Policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

The Fund intends to make monthly cash distribution payments.

The Index

The Nasdaq 100 Index is comprised of 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market LLC based on market capitalization. The Nasdaq 100 Index is rebalanced quarterly. The value of the options held by the Fund will fluctuate based on the sector or sectors heavily referenced in the Nasdaq 100 Index. As the date of this prospectus, the Index had significant exposure to the information technology sector. The Fund, Trust and Themes Management Company, LLC (the “Adviser”), the Fund’s investment adviser, are not affiliated with, nor endorsed by, the Nasdaq 100 Index. An investment in the Fund is not an investment in the Index, nor is the Fund an investment in a traditional passively managed index fund. The Fund does not invest directly in the Index or in companies that comprise the Index. An investment in the Fund is not an investment in the Index, nor is the Fund an investment in a traditional passively managed index fund. The Fund does not invest directly in the Index or in companies that comprise the Index.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
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Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. When provided, the information will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns compare with a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	In the future, performance for the Fund will be presented in this section. When provided, the information will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns compare with a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-584-3637
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ThemesETFs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Themes Nasdaq 100 Dual Options Income ETF | Risks Lose Money [Member]
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Risk Caption	rr_RiskCaption	You can lose money on your investment in the Fund.
Themes Nasdaq 100 Dual Options Income ETF | Risks Nondiversified Status [Member]
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Risk Caption	rr_RiskCaption	The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
Themes Nasdaq 100 Dual Options Income ETF | Non Diversification Risk [Member]
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Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Themes Nasdaq 100 Dual Options Income ETF | All Risk [Member]
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You can lose money on your investment in the Fund. The Fund is subject to the risks summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Themes Nasdaq 100 Dual Options Income ETF | Short Strangle Strategy Risk [Member]
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Short Strangle Strategy Risk. On days when the Nasdaq 100 Index experiences volatility, the Fund may suffer substantial losses. These losses may be suffered on any given day and shareholders who hold the Fund for multiple days can incur multiple days of such losses. Losses may be incurred when the Index experiences gains and also when it experiences losses. On days when the Index experiences significant gains, the Fund will experience a loss equal to the difference between the value of the Index at the end of the day and the strike price of the call option that it sold earlier in the day. Because the value of the Index can theoretically rise indefinitely on any given day, the Fund’s losses on such days are potentially unlimited. On days when the Index experiences significant losses, the Fund will experience a loss equal to the difference between the value of the Index at the end of the day and the strike price of the put option that it sold earlier in the day. Because the value of the Index can theoretically decline to zero on any given day, the Fund’s potential losses on such days are significant. However, the losses the Fund experiences on days when the Index increases or decreases will always be offset to some degree by the option premium income it received in connection with its option sales. The Fund may theoretically suffer its maximum potential loss on any given day. It is possible investors may lose their entire investment in the Fund. The Fund does not provide returns similar to the Nasdaq 100 Index or participate in the returns of the Index. The Fund may incur its maximum loss on days when the Index experiences significant gains or losses.

Themes Nasdaq 100 Dual Options Income ETF | Market Risk [Member]
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Market Risk. Market risk is the risk that a particular security, or Shares in general, may fall in value, or fail to rise. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates, and perceived trends in securities prices. Shares could decline in value or underperform other investments. In addition, local, regional, or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. During any such events, Shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on Shares may widen. As a result, an investor could lose money over short or long periods of time.

Themes Nasdaq 100 Dual Options Income ETF | Referenced Index Risk [Member]
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Referenced Index Risk. The Fund invests in options contracts that are based on the value of the Nasdaq 100 Index. This subjects the Fund to certain of the same risks as if it owned shares of companies that comprised the Index, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of the Index, the Fund may also be subject to the following risks:

Equity Market Risk. Equity securities, such as those included in the Nasdaq 100 Index, may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors.

Information Technology Sector Risk. To the extent companies in particular sectors of the economy are more heavily represented in the Nasdaq 100 Index (as of the date of this prospectus, the information technology sector), the value of the options held by the Fund will be especially sensitive to developments that significantly affect those sectors. As the market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Large-Capitalization Investing Risk. Large capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

Foreign Securities Risk. Investments in foreign securities can be riskier than U.S. securities investments. Investments in the securities of foreign issuers are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. The prices of foreign securities and the prices of U.S. securities have, at times, moved in opposite directions. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on U.S. exchanges could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security is traded. Investors may lose money due to political, economic and geographic events affecting a foreign issuer or market.

Indirect Investment Risk. The Nasdaq 100 Index is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way. Investors in the Fund will not have the right to receive dividends or other distributions or any other rights with respect to the companies that comprise the Index but will be subject to declines in the performance of the Index.

Index Trading Risk. The trading price of the Nasdaq 100 Index may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general has at times experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of companies.

Themes Nasdaq 100 Dual Options Income ETF | Derivatives Risk [Member]
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Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Nasdaq 100 Index and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts Risk. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the values of the options contracts in which it invests are substantially influenced by the value of the Nasdaq 100 Index. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts.

Written Options Risk. While the Fund will collect premiums on the options it writes, the Fund’s risk of loss if one or more of its options is exercised and expires in-the-money may substantially outweigh the gains to the Fund from the receipt of such option premiums. When selling a put option, the premium received by the Fund may not be enough to offset a loss incurred by the Fund if the price of the Index at expiration is below the strike price by an amount equal to or greater than the premium. When selling a call option, the premium received by the Fund may not be enough to offset a loss incurred by the Fund if the price of the Index at expiration is above the strike price by an amount equal to or greater than the premium.

Risk of Options with One Day to Expiration. The Fund’s use of options with one day to expiration (“daily options”) presents additional risks. Losses may be incurred on any given day and shareholders who hold the Fund for multiple days can incur multiple days of such losses. Due to the short time until their expiration, daily options are more sensitive to sudden price movements and market volatility and could incur losses more rapidly than options with more time until expiration. Because of this, the timing of trades utilizing daily options becomes more critical. Although the Fund intends to purchase its options at the end of each day, any delay in the execution of these trades can significantly impact the outcome of the trade. Such options may also suffer from low liquidity, making it more difficult for the Fund to enter into its positions each day at desired prices. The bid-ask spreads on daily options can be wider than with traditional options, increasing the Fund’s transaction costs and negatively affecting its returns. Additionally, the proliferation of options with one day to expiration is relatively new and may therefore be subject to rule changes and operational frictions. To the extent that the OCC enacts new rules relating to options with one day to expiration that make it impracticable or impossible for the Fund to utilize daily options to effectuate its investment strategy, it may instead utilize options with the shortest remaining maturity available.

FLEX Options Risk. FLEX Options are exchange-traded options contracts with uniquely customizable terms like exercise price, style, and expiration date. Due to their customization and potentially unique terms, FLEX Options may be less liquid than other securities, such as standard exchange listed options. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund’s shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price.

Leverage Risk. While the Fund does not seek leveraged exposure to the performance of the Nasdaq 100 Index, the Fund seeks to achieve and maintain exposure to the value of the Index by using the leverage inherent in options contracts. Therefore, the Fund is subject to leverage risk. When the Fund sells an option or enters into a transaction without investing an amount equal to the full economic exposure of the option or transaction, it creates a form of investment leverage, which can result in the Fund losing more than the income generated from writing options. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in immediate and substantial losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

Themes Nasdaq 100 Dual Options Income ETF | Clearing Member Default Risk [Member]
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Clearing Member Default Risk. Transactions in some types of derivatives, including the options sold by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Themes Nasdaq 100 Dual Options Income ETF | Distribution Risk [Member]
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Distribution Risk. The Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Themes Nasdaq 100 Dual Options Income ETF | Transaction Cost Risk [Member]
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Transaction Cost Risk. The Fund will pay transaction costs, such as commissions or mark-ups in the bid/offer spread on an option position, when it writes options. Because the Fund “turns over” its option positions every day in this fashion, it will incur high levels of transaction costs. While the turnover of the option positions sold by the Fund is not deemed “portfolio turnover” for accounting purposes, the economic impact to the Fund is similar to what could occur if the Fund experienced high portfolio turnover (e.g., in excess of 100% per year). The Fund’s high levels of transaction costs may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example thereunder, may affect the Fund’s performance.

Themes Nasdaq 100 Dual Options Income ETF | Active Management Risk [Member]
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Active Management Risk. The Fund is actively-managed and may not meet its investment objective based on the success or failure of the Adviser or the Fund’s portfolio managers to implement investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques applied by the Adviser and portfolio managers and the skill of the Adviser and/or portfolio manager in evaluating the value and risks associated with the Fund’s short strangle strategy, including their ability to assess the volatility of the Nasdaq 100 Index and establishing the strike prices of the options sold by the Fund. It is possible the investment techniques employed on behalf of the Fund will not produce the desired results.

Themes Nasdaq 100 Dual Options Income ETF | Inflation Risk [Member]
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Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.

Themes Nasdaq 100 Dual Options Income ETF | Interest Rate Risk [Member]
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Interest Rate Risk. Interest rate risk is the risk that the value of the Fund’s investments will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term options and debt securities and higher for longer-term options and debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. When interest rates increase, call options generally benefit while put option prices are impacted negatively.

Themes Nasdaq 100 Dual Options Income ETF | Special Tax Risk [Member]
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Special Tax Risk. The Fund intends to qualify as a “regulated investment company” (“RIC”); however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. The Fund’s pursuit of its investment strategies will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and was ineligible to or did not cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. The Fund’s investment strategy may limit its ability to distribute dividends eligible for treatment as qualified dividend income, which for non-corporate shareholders are subject to federal income tax at rates of up to 20%. The Fund’s investment strategy may also limit its ability to distribute dividends eligible for the dividends-received deduction for corporate shareholders. For these reasons, a significant portion of distributions received by Fund shareholders may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy. You should consult your tax advisor as to the tax consequences of acquiring, owning and disposing of Shares. Investors should consult their tax advisor as to the tax consequences of acquiring, owning and disposing of Shares.

Themes Nasdaq 100 Dual Options Income ETF | Tax Efficiency Risk [Member]
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Tax Efficiency Risk. Unlike most ETFs, the Fund currently intends to effect redemptions primarily for cash, rather than primarily in-kind redemptions. As such, investments in Shares may be less tax-efficient than investments in conventional ETFs. ETFs generally are able to make in-kind redemptions and avoid being taxed on gain on the distributed portfolio securities at the fund level. Because the Fund currently intends to effect redemptions primarily for cash, rather than in-kind distributions, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were able to distribute portfolio securities in-kind. The Fund generally intends to distribute these gains to shareholders to avoid being taxed on this gain at the Fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF. In addition, as a result of the Fund selling options daily, it is expected that any distributions by the Fund will be taxable as ordinary income.

Themes Nasdaq 100 Dual Options Income ETF | E T F Risks [Member]
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ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although shares of the Fund are listed for trading on a national securities exchange, the Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange or that the requirements of the Exchange or any exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to execute its options strategy, may be unable to accurately price its investments and/or may incur substantial trading losses. This risk may be greater for the Fund as it seeks to have exposure to a single index as opposed to a more diverse portfolio like a traditional pooled investment. If trading in the Fund’s shares are halted, investors may be temporarily unable to trade shares of the Fund. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Index’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Themes Nasdaq 100 Dual Options Income ETF | Cybersecurity Risk [Member]
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Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Themes Nasdaq 100 Dual Options Income ETF | Liquidity Risk [Member]
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Liquidity Risk. The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult or impossible to purchase or sell at an advantageous time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid.

Themes Nasdaq 100 Dual Options Income ETF | New Adviser Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Adviser Risk. Although the Adviser’s principals and the Fund’s portfolio managers have experience managing investments in the past, the Adviser is a newly-formed entity and has limited experience managing investments for an ETF, which may limit the Adviser’s effectiveness.

Themes Nasdaq 100 Dual Options Income ETF | New Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Fund Risk. The Fund is new with no operating history. As a result, there can be no assurance that the Fund will grow to or maintain an economically viable size, as a result of which it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.

Themes Nasdaq 100 Dual Options Income ETF | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Themes Nasdaq 100 Dual Options Income ETF | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. Independent market quotations for certain investments held by the Fund may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that the Fund may not be able to sell an investment at the price assigned to the investment by the Fund. In addition, the securities in which the Fund invests may trade on days that the Fund does not price its shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their Fund holdings.

Themes Nasdaq 100 Dual Options Income ETF | Money Market Instruments Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Money Market Instruments Risk. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a money market fund.

Themes Nasdaq 100 Dual Options Income ETF | U S Government Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

U.S. Government Securities Risk. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

Themes Nasdaq 100 Dual Options Income ETF | Themes Nasdaq 100 Dual Options Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	QQQO
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[7]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 157
Themes COIN PutWrite Options Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Themes COIN PutWrite Options Income ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Themes COIN PutWrite Options Income ETF (the “Fund”) is an exchange-traded fund (“ETF”) that seeks current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed ETF that seeks current income by employing a put selling (or “writing”) strategy using primarily at-the-money options on the common stock of Coinbase Global, Inc. Class A (NASDAQ: COIN) (the “Underlying Stock”) to generate income. Specifically, the Fund aims to generate income from its options investments when the Underlying Stock rises in value above the strike price of the put options written. When the Underlying Stock’s value falls below the strike price of the put options, the Fund is likely to incur losses and may be obligated to buy shares of the Underlying Stock at the strike price. Accordingly, the Fund is intended for investors who seek income when the investor believes the Underlying Stock will remain flat or rise in value. The Fund is not designed to participate in the market performance of the Underlying Stock when the Underlying Stock increases in value. When the Underlying Stock decreases in value the Fund will participate in the decline and incur losses; however, any such losses will be offset to some degree by the option premium income the Fund received from the sold options.

The Fund’s Put Writing Strategy

To implement this strategy, on a weekly basis, the Fund will write put options on the Underlying Stock that are primarily at-the-money (i.e., equal to the Underlying Stock’s current market price) and have one week to expiration. As the seller of the put options, the Fund receives cash (the “premium”) from the purchaser for each put sold and commits to buying shares of the Underlying Stock at the strike price if the option owner exercises its option. If a put option sold by the Fund is exercised prior to expiration (i.e., “assigned” or “put” to the Fund), the Fund will purchase the shares of the Underlying Stock at the time of exercise at the strike price and will hold the Underlying Stock shares until they are liquidated. Generally speaking, however, the Fund may proactively close out in-the-money put options before expiration to prevent being assigned shares of the Underlying Stock.

Possible Outcomes of the Fund’s Investment Strategies

The premiums received by the Fund from writing options will increase the Fund’s return if the option is not exercised and thus expires worthless. However, if the value of the Underlying Stock declines below the strike price at any time prior to expiration, the option is in-the-money and the Fund will be required, if the option is exercised by the option holder, to buy the Underlying Stock at the strike price, effectively paying the holder the difference between the strike price and the closing price of the Underlying Stock. Therefore, by writing a put option, the Fund is exposed to the risk of losing the amount by which the price of the Underlying Stock is less than the strike price at any time prior to the option’s expiration. Accordingly, the potential return to the Fund is limited to the amount of option premiums it receives, while the Fund can potentially lose up to the entire strike price of each option it sells. In such a case, Fund losses will likely outweigh the income attributable to the options premiums received and Fund losses may be substantial. Further, if the value of the Underlying Stock increases, the Fund’s returns will not increase accordingly.

Essentially, if the value of the Underlying Stock remains above a put option’s strike price, the buyer of the put option likely won’t exercise the option, allowing the Fund to retain the premium. Conversely, if the value of the Underlying Stock drops below the strike price, the holder of the option may exercise the option and assign (or put) the stock to the Fund. The Fund would then be required to pay the option holder a price equal to the strike price of the option, and the Fund would receive shares of the Underlying Stock equal to the number of contracts sold. The Fund would then liquidate the shares of the Underlying Stock at its earliest convenience and seek to reestablish the put option position.

The Fund’s Use of Written Put Options

The Fund’s strategy is designed to have approximately a weekly, 100% downside notional exposure to the Underlying Stock. Essentially, the value of the put options that the Fund invests in will match the value as if the Fund had directly purchased the Underlying Stock. More specifically:

The notional value of an option refers to the value that the options control. It is calculated by multiplying the price of the asset underlying the option (the Index) by the options multiplier by the number of contracts. The options multiplier is the number of shares an option contract controls. Equity options each control 100 underlying shares and therefore have a 100 options multiplier.

By way of example, assume the Fund has assets of $10 million and the Index is priced at $60. The value of one option contract would therefore be $6,000 (the $60 Index price x the 100 options multiplier). To determine the number of put option contracts needed to encompass approximately 100% of the Fund’s net assets, the Fund’s value is divided by the value of one contract ($10,000,000 divided by $6,000 = 1,666). The notional exposure would thus be approximately $10,000,000 ($60 x 100 x 1,666=$9,996,000) from the put options written or 100% of the Fund’s net assets.

However, the Fund’s notional exposure will drift during each week. The Fund may at times write options on the Underlying Stock with aggregate notional value greater than the value of the Fund’s assets. In those cases, the Fund may be considered to have created investment leverage; leverage increases the volatility of the Fund and may result in losses greater than if the Fund had not been leveraged. It is also possible that the Fund will create investment leverage by borrowing money.

The Fund will typically reallocate its portfolio at the end of each trading week. That is, the Fund will either allow each week’s options to expire, purchase the corresponding shares of the Underlying Stock at the strike price and liquidate the Underlying Stock position as early as reasonably possible, close (i.e., buy back) the option, or roll it early. “Rolling” an option contract refers to the process of buying existing put option contracts to close them out and immediately selling new put option contracts. The Fund will enter into new put options when the options have expired, closed, or rolled early. The sold put options positions will be reestablished weekly.

At least weekly, the options sold by the Fund are settled by delivery at expiration or expire with no value and new option positions are established while the Fund sells any shares of the Underlying Stock it owns as a result of such settlements or of the Fund’s prior option positions having been exercised. The Fund’s weekly (or more frequent) cycle of reallocating its portfolio likely will cause the Fund to have frequent and substantial turnover in its option positions. If the Fund receives additional inflows (and issues more Shares accordingly in large numbers known as “Creation Units”) during a one-week period, the Fund will sell additional listed put options which will be exercised or expire at the end of such one-week period. Conversely, if the Fund redeems Shares in Creation Unit size during a weekly period, the Fund will terminate the appropriate portion of the options it has sold accordingly.

Principal Portfolio Holdings of the Fund

Portfolio Holdings	Investment Terms	Expected Target Maturity
Sold put option contracts	“at-the money” (i.e., the strike price is equal to the then-current price of the Index at the time of sale)	1 week
U.S Treasury Securities, Money Market Funds and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government. The Fund will generally hold U.S. Treasuries to maturity.

These instruments are used as collateral for the Fund’s options and to generate income.

The market value of the cash, money market funds and U.S. Treasuries held by the Fund is expected to comprise at least 80% of the Fund’s net assets.

Up to 1-year maturities at the time of purchase

Though the Fund intends to sell options that are at-the-money, the put options sold by the Fund may at times be sold slightly in-the-money (i.e., higher than the Underlying Stock’s current market price) or slightly out-of-the-money (i.e., below the Underlying Stock’s current market price) depending on the market volatility of the Underlying Stock on the day the option is sold.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the securities of the Underlying Stock and options that provide exposure to the Underlying Stock. The Fund will consider the notional value of its options positions for the purpose of assessing compliance with this 80% Policy. The Fund’s 80% Policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

The Fund will write exchange-traded options contracts that utilize the Underlying Stock as the reference asset. In general, a put option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to sell (put) to the seller (writer) of the option the Underlying Stock at a specified exercise price. The Fund intends to primarily utilize European style Flexible EXchange® (“FLEX”) options. FLEX options are exchange-traded and allow for customizable terms (e.g., the strike price can be negotiated). An option is said to be “European Style” when it can be exercised only at expiration. If a listed put option sold by the Fund is assigned to the Fund, the Fund will buy the COIN shares underlying the option at the time of exercise at the strike price, and will hold the shares of the Underlying Stock until the Fund is able to liquidate the shares. The expiration dates at the time of purchase for the Fund’s written puts will typically be one week, but may range up to one month at times) (the “Put Period”).

The Fund will seek to employ its investment strategy regardless of whether there are periods of adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

As a result of its investment strategies, the Fund will be concentrated in the industry to which the Underlying Stock is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure in the industry to which the Underlying Stock is assigned). As of the date of this prospectus, COIN is assigned to the digital asset and finances services sector.

Coinbase Global, Inc.

Coinbase Global, Inc. offers a variety of products and services that enable individuals, businesses, and developers to participate in the cryptoeconomy. It provides customers around the world with a platform for buying, selling, transferring, and storing digital assets. Coinbase Global, Inc. is listed on the Nasdaq Global Select Market. As of the date of this prospectus, the market capitalization of Coinbase Global, Inc. is approximately $86.3 billion.

The Fund intends to make monthly distribution payments to shareholders.

This prospectus relates only to the Fund Shares offered hereby and is not a prospectus for the common stock or other securities of Coinbase Global, Inc. Class A. The common stock of Coinbase Global, Inc. Class A (COIN) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Coinbase Global, Inc. pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Coinbase Global, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. Coinbase Global, Inc. is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates, and is not involved with this offering in any way.

The Fund’s performance will differ from that of the Underlying Stock. The performance differences will depend on, among other things, the Underlying Stock’s value, changes in the value of the put options contracts the Fund has sold, and changes in the value of the U.S. Treasuries and money market instruments held by the Fund. The Fund’s ability to achieve its investment objective of current income is not dependent on the price appreciation of the Underlying Stock.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. When provided, the information will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns compare with a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	In the future, performance for the Fund will be presented in this section. When provided, the information will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns compare with a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-584-3637
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ThemesETFs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Themes COIN PutWrite Options Income ETF | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	You can lose money on your investment in the Fund.
Themes COIN PutWrite Options Income ETF | Risks Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
Themes COIN PutWrite Options Income ETF | Non Diversification Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Themes COIN PutWrite Options Income ETF | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

You can lose money on your investment in the Fund. The Fund is subject to the risks summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Themes COIN PutWrite Options Income ETF | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. Market risk is the risk that a particular security, or Shares in general, may fall in value, or fail to rise. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates, and perceived trends in securities prices. Shares could decline in value or underperform other investments. In addition, local, regional, or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. During any such events, Shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on Shares may widen. As a result, an investor could lose money over short or long periods of time.

Themes COIN PutWrite Options Income ETF | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts Risk. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. There may at times be an imperfect correlation between the movement in values of options contracts and the Underlying Stock, which may prevent the Fund from achieving its investment objective. In addition, there may at times not be a liquid secondary market for certain options contracts. The value of the options used by the Fund will be determined based on market quotations or other recognized pricing methods.

FLEX Options Risk. FLEX Options are exchange-traded options contracts with uniquely customizable terms like exercise price, style, and expiration date. Due to their customization and potentially unique terms, FLEX Options may be less liquid than other securities, such as standard exchange listed options. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund’s shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price.

Leverage Risk. While the Fund does not seek leveraged exposure to the Underlying Stock, the Fund seeks to achieve and maintain the exposure to the value of the Underlying Stock by using the leverage inherent in options contracts. Therefore, the Fund is subject to leverage risk. When the Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in the Fund losing more than it originally invested. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Options trading involves a degree of leverage and as a result, a relatively small price movement may result in immediate and substantial losses to the Fund.

Themes COIN PutWrite Options Income ETF | Clearing Member Default Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Clearing Member Default Risk. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Themes COIN PutWrite Options Income ETF | Distribution Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Distribution Risk. The Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Themes COIN PutWrite Options Income ETF | Transaction Cost Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Transaction Cost Risk. The Fund will pay transaction costs, such as commissions or mark-ups in the bid/offer spread on an option position, when it writes options. Because the Fund “turns over” its option positions every week (or more frequently) in this fashion, it will incur high levels of transaction costs. While the turnover of the option positions sold by the Fund is not deemed “portfolio turnover” for accounting purposes, the economic impact to the Fund is similar to what could occur if the Fund experienced high portfolio turnover (e.g., in excess of 100% per year). The Fund’s high levels of transaction costs may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example thereunder, may affect the Fund’s performance.

Themes COIN PutWrite Options Income ETF | Active Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Active Management Risk. The Fund is actively-managed and may not meet its investment objective based on the success or failure of the Adviser or the Fund’s portfolio managers to implement investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques applied by the Adviser and portfolio managers and the skill of the Adviser and/or portfolio manager in evaluating the value and risks associated with the Fund’s investment strategy, including their ability to assess the volatility of COIN and establishing the strike prices of the options sold by the Fund. It is possible the investment techniques employed on behalf of the Fund will not produce the desired results.

Themes COIN PutWrite Options Income ETF | Inflation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.

Themes COIN PutWrite Options Income ETF | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Interest Rate Risk. Interest rate risk is the risk that the value of the Fund’s investments will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term options and debt securities and higher for longer-term options and debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. When interest rates increase, call options generally benefit while put option prices are impacted negatively.

Themes COIN PutWrite Options Income ETF | Special Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Special Tax Risk. The Fund intends to qualify as a “regulated investment company” (“RIC”); however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. The Fund’s pursuit of its investment strategies will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and was ineligible to or did not cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. The Fund’s investment strategy may limit its ability to distribute dividends eligible for treatment as qualified dividend income, which for non-corporate shareholders are subject to federal income tax at rates of up to 20%. The Fund’s investment strategy may also limit its ability to distribute dividends eligible for the dividends-received deduction for corporate shareholders. For these reasons, a significant portion of distributions received by Fund shareholders may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy. You should consult your tax advisor as to the tax consequences of acquiring, owning and disposing of Shares. Investors should consult their tax advisor as to the tax consequences of acquiring, owning and disposing of Shares.

Themes COIN PutWrite Options Income ETF | Tax Efficiency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Tax Efficiency Risk. Unlike most ETFs, the Fund currently intends to effect redemptions primarily for cash, rather than primarily in-kind redemptions. As such, investments in Shares may be less tax-efficient than investments in conventional ETFs. ETFs generally are able to make in-kind redemptions and avoid being taxed on gain on the distributed portfolio securities at the fund level. Because the Fund currently intends to effect redemptions primarily for cash, rather than in-kind distributions, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were able to distribute portfolio securities in-kind. The Fund generally intends to distribute these gains to shareholders to avoid being taxed on this gain at the Fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF. In addition, as a result of the Fund selling options at least weekly, it is expected that any distributions by the Fund will be taxable as ordinary income.

Themes COIN PutWrite Options Income ETF | E T F Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although shares of the Fund are listed for trading on a national securities exchange, The NASDAQ Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange or that the requirements of the Exchange or any exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to execute its options strategy, may be unable to accurately price its investments and/or may incur substantial trading losses. This risk may be greater for the Fund as it seeks to have exposure to a single stock as opposed to a more diverse portfolio like a traditional pooled investment. If trading in the Fund’s shares are halted, investors may be temporarily unable to trade shares of the Fund. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Index’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Themes COIN PutWrite Options Income ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Themes COIN PutWrite Options Income ETF | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult or impossible to purchase or sell at an advantageous time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid.

Themes COIN PutWrite Options Income ETF | New Adviser Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Adviser Risk. Although the Adviser’s principals and the Fund’s portfolio managers have experience managing investments in the past, the Adviser is a newly-formed entity and has little experience managing investments for an ETF, which may limit the Adviser’s effectiveness.

Themes COIN PutWrite Options Income ETF | New Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Fund Risk. The Fund is new with no operating history. As a result, there can be no assurance that the Fund will grow to or maintain an economically viable size, as a result of which it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.

Themes COIN PutWrite Options Income ETF | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Themes COIN PutWrite Options Income ETF | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. Independent market quotations for certain investments held by the Fund may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that the Fund may not be able to sell an investment at the price assigned to the investment by the Fund. In addition, the securities in which the Fund invests may trade on days that the Fund does not price its shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their Fund holdings.

Themes COIN PutWrite Options Income ETF | Money Market Instruments Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Money Market Instruments Risk. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a money market fund.

Themes COIN PutWrite Options Income ETF | U S Government Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

U.S. Government Securities Risk. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

Themes COIN PutWrite Options Income ETF | Equity Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Market Risk. The Fund invests in options contracts that are based on the value of the Underlying Stock. This subjects the Fund to certain of the same risks as if it owned Class A equity securities of Coinbase Global, Inc., even though it generally does not. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Themes COIN PutWrite Options Income ETF | Large Capitalization Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large-Capitalization Investing Risk. Large capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

Themes COIN PutWrite Options Income ETF | Put Writing Strategy Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Put Writing Strategy Risk. Put Options are generally subject to volatile swings in price based on changes in value of the Underlying Stock and the value of the Fund’s positions in options may be subject to greater fluctuations in value than investments directly in the Underlying Stock. The Fund will incur a form of economic leverage through its use of options, which will increase the volatility of the Fund’s returns and may increase the risk of loss to the Fund. If the value of the Underlying Stock declines below the strike price, the option will finish in-the-money and the Fund will be required to make a cash payment based on the difference between the strike price and the price of the Underlying Stock at the time the option is exercised. Therefore, by writing a put option, the Fund is exposed to the amount by which the price of the Underlying Stock is less than the strike price. While the Fund will collect premiums on the options it writes, the Fund’s risk of loss if one or more of its options is exercised and expires in-the-money may substantially outweigh the gains to the Fund from the receipt of such option premiums. Moreover, the options sold by the Fund may have an imperfect correlation to the returns of the Underlying Stock. The potential return to the Fund is limited to the amount of option premiums it receives; however, the Fund can potentially lose up to the entire strike price of each option it sells. Further, if the value of the securities underlying the options sold by the Fund (i.e., the Underlying Stock) increases, the Fund’s returns will not increase accordingly.

Themes COIN PutWrite Options Income ETF | Implied Volatility Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Implied Volatility Risk. When the Fund sells a listed put option, it gains the amount of the premium it receives, but also incurs a corresponding liability representing the value of the option it has sold (until the option is exercised and finishes in the money or expires worthless). The value of the options in which the Fund invests is partly based on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the Underlying Stock underlying the options do not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the Fund’s NAV. The Fund is therefore exposed to implied volatility risk before the options expire or are exercised. This is the risk that the value of the implied volatility of the options sold by the Fund will increase due to general market and economic conditions, perceptions regarding the industries in which Amazon.com, Inc. participates, or factors relating specifically to the Underlying Stock.

Themes COIN PutWrite Options Income ETF | Price Participation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Price Participation Risk. The Fund may sell in-the-money put option contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Stock over the Put Period (typically, one week, but may range up to one month). This means that if the Underlying Stock experiences an increase in value above the strike price of the sold put options during a Put Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Stock over the Put Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Stock over each Put Period, but has full exposure to any decreases in value experienced by the Underlying Stock over the Put Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Stock. The degree of participation in the Underlying Stock’s gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put option contracts and will vary from Put Period to Put Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Stock, changes in interest rates, changes in the actual or perceived volatility of the Underlying Stock and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Stock changes and time moves towards the expiration of each Put Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected that the Fund’s NAV will directly correlate on a day-to-day basis with the returns of the Underlying Stock. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Stock will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Stock.

Themes COIN PutWrite Options Income ETF | Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Concentration Risk. The Fund will be concentrated in the industry to which Coinbase Global, Inc.is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which Coinbase Global, Inc.is assigned). The Fund’s performance will therefore be particularly susceptible to adverse events impacting such industry, which may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in a particular industry. As a result, the value of the Fund’s investments may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

Digital Asset and Finance Services Industry Risks: The performance of the Underlying Stock, and subsequently the Fund’s performance, is subject to the risks of the digital asset and finance services company industries. Such companies may be adversely impacted by government regulations, economic conditions and deterioration in credit markets. These companies typically face intense competition and could be negatively affected by new entrants into the market, especially those located in markets with lower production costs. Competitors in the digital payments space include financial institutions and well-established payment processing companies. In addition, many companies engaged in these businesses store sensitive consumer information and could be the target of cybersecurity attacks and other types of theft, which could have a negative impact on these companies. Online digital asset trading platforms currently operate under less regulatory scrutiny than traditional financial services companies and banks, but there is a significant risk that regulatory oversight could increase in the future. Higher levels of regulation could increase costs and adversely impact the current business models of some digital asset-related companies and could severely impact the viability of these companies. These companies could be negatively impacted by disruptions in service caused by hardware or software failure, or by interruptions or delays in service by third-party data center hosting facilities and maintenance providers.

Themes COIN PutWrite Options Income ETF | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
Themes COIN PutWrite Options Income ETF | Issuer Specific Coinbase Global Inc Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Issuer-Specific (Coinbase Global, Inc.) Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated with operating companies and companies in the financial services sector, the Underlying Stock faces risks associated with: significant fluctuations in operating results; revenue dependencies on the price of crypto assets and volume of transactions on its platform; revenues may be concentrated on a limited number of crypto assets; overall demand for crypto assets; interest rate fluctuations; possible limitations on the development and growth of crypto assets; potential cyberattacks and security breaches; highly-evolving and uncertain regulatory landscape; high level of competition; material pending litigation, class actions, investigations and regulatory enforcement actions; reliance on third parties for certain aspect of its operations; and potential theft, loss, or destruction of private keys required to access crypto assets held in custody for customers or the company, which may be irreversible.

Themes COIN PutWrite Options Income ETF | Themes COIN PutWrite Options Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	COIO
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.39%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[8]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 40
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 125
Themes Nasdaq 100 Enhanced Iron Condor Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Themes Nasdaq 100 Enhanced Iron Condor Income ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Themes Nasdaq 100 Enhanced Iron Condor Income ETF (the “Fund”) is an exchange-traded fund (“ETF”) that seeks current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed ETF that seeks current income by employing an options strategy known as the “iron condor” on the Nasdaq-100 Index® (the “Nasdaq 100 Index” or the “Index”). More precisely, the Fund aims to generate income from its options investments when the Index experiences little or no volatility during the time period for which the options provide exposure (typically, every business day). On days when the Index experiences volatility (positive or negative), the Fund has the potential to incur losses (on any given day). This strategy involves selling (or “writing”) out-of-the-money call and put options on the Index, each with approximately equal notional values not exceeding 200% of the Fund’s net assets at the time of sale, while simultaneously buying call and put options on the Index with strike prices even farther out-of-the-money, also each with approximately equal notional values not exceeding 200% of the Fund’s net assets at the time of sale, all with the same expiration date (the next day).

Iron Condor Strategy

To implement this strategy, every business day the Fund will:

(1)	write call options on the Nasdaq 100 Index each at a strike price (the price at which the option can be exercised) above the current value of the Index (a “short call”), and

(2)	write put options on the Nasdaq 100 Index each at a strike price below the current value of the Index (a “short put”);

and, simultaneously:

(3)	buy call options on the Nasdaq 100 Index each at a strike price farther above the current value of the Index than the short call sold (a “long call”), and

(4)	buy put options on the Nasdaq 100 Index each at a strike price farther below the current value of the Index than the short put sold (a “long put”).

The combination of these options positions creates what is known as an “iron condor.” Each of these options will typically have one day to expiration and will be considered “out-of-the-money” (i.e., the price of the Nasdaq 100 Index is below the strike price for calls and above the strike price for puts) when bought or sold by the Fund. The put and call options will be bought and sold in tandem and reestablished daily. Specifically, a corresponding short put option will be sold for every short call option sold and a corresponding long put option will be bought for every long call option bought. The strike price of each short option will be as close to equidistant as possible from the value of the Index when written (the short call strike will be higher and the short put strike will be lower), and the strike prices of each long option will be as close to equidistant as possible from the value of the Index when purchased (the long call will be higher and the long put will be lower).

The Fund will trade exchange-traded options contracts that utilize the Nasdaq 100 Index as the reference asset. In general, an option is a contract that gives the purchaser (holder) of the option, in return for cash (a “premium”), the right to buy from (call) or sell to (put) the seller (writer) of the option the security underlying the option at a specified exercise price. For cash-settled options such as those used by the Fund, the writer of the option has the obligation upon exercise to deliver to the purchaser the cash difference between the value of the reference asset (the Index) at expiration and the strike price of the option.

The Fund seeks to make monthly distributions through a steady income generated by regularly selling the options detailed above, commonly referred to as “call spreads” and “put spreads.” The “call spread” is the difference between the strike prices of the Fund’s short call and the long call and the “put spread” is the difference between the Fund’s short put and the long put. The Fund will enter into the same number of option contracts for the long and short legs of each spread with the same expiration dates and same notional value; however, the positions will have different strike prices. The options in the call spread will be approximately equidistant to the value of the Index as the corresponding options in the put spread. The Fund aims to provide an “enhanced” yield compared to other option-based strategies by frequently selling short-term options, typically with a one-day duration, at twice the notional amount of the Fund’s assets. This method may result in higher income than an approach of selling longer-term options over the same period at their notional amount. As the seller of the short call and short put options, the Fund receives a premium from the purchaser and, as the buyer of the long call and long put options, the Fund pays a premium to the seller. Because the long options purchased are farther out-of-the-money than the short options sold, their premiums are lower than the written options, so there is a net credit to the Fund when placing the trade. The difference between the premium income the Fund receives and the premiums paid by the Fund is the “net options premium income.”

The Fund does not provide returns similar to the Nasdaq 100 Index or participate in the returns of the Index and the Fund’s performance will differ from that of the Index’s performance. The performance differences will depend on, among other things, the value of the Index, changes in the value of Index put and call options contracts the Fund has bought and sold, and changes in the value of the U.S. Treasury securities and money market funds the Fund invests its cash in. The income generated by the Fund, mostly in the form of options premiums received from its option sales, will be primarily influenced by the volatility of the Index’s value, although other factors, including interest rates, may also impact the level of income. When interest rates increase, call option premiums are generally higher while put option premiums are generally lower. A decrease in interest rates generally has the opposite effect on premiums.

While the Fund does not seek leveraged exposure to the performance of the Index, the Fund seeks to achieve and maintain exposure to the value of the Index by using the leverage inherent in options contracts. When the Fund sells a put and call spread (“options spreads”) or enters into a transaction without investing an amount equal to the full economic exposure of the options spread or transaction, it creates a form of investment leverage, which can result in the Fund losing more than the income generated from writing options spreads. The Fund intends to sell options spreads, each with a targeted notional value of up to 200% of the Fund’s net assets. However, the net options exposure in the Fund will not exceed 200% of the Fund’s net assets. Such investment leverage increases the volatility of the Fund and may result in losses greater than if the Fund had not been leveraged. The Fund’s strategy is designed to have approximately a daily, limited downside exposure to the Index, and the Fund’s losses are expected to be capped at the strike price of the long call options or the long put options purchased. The maximum drawdown of the Fund is the difference between the strike prices of the call spread, multiplied by 200%, or the difference between the strike prices of the put spread, also multiplied by 200%. The Fund’s call options positions and its put options positions will each have approximately equal notional values of no more than 200% of the Fund’s net assets at the time they are established. More specifically:

The Notional value of an option refers to the value that the option controls. It is calculated by multiplying the price of the asset underlying the option (the Index) by the options multiplier by the number of contracts. The options multiplier is the number of shares an option contract controls. Equity options each control 100 underlying shares and therefore have a 100 options multiplier.

By way of example, assume the Fund has assets of $10 million and the Index is priced at $60. The notional value of one option contract would therefore be $6,000 (the $60 Index price x the 100 options multiplier). To determine the number of option contracts needed to have a notional value equal to approximately 100% of the Fund’s net assets, the Fund’s value is divided by the value of one contract ($10,000,000 divided by $6,000 = 1,667). Because the Fund aims to enhance yield by writing options at twice the notional amount of the Fund’s assets, the Fund would write twice (2x) the number of contracts (1,667 x 2 = 3,334). The Fund would therefore write 3,334 short put option contracts and 3,334 short call option contracts. The notional exposure would thus be approximately $20,000,000 ($60 x 100 x 3,334) from the short call options (200% of the Fund’s net assets) and $20,000,000 ($60 x 100 x 3,334) from the short put options, totaling to $40,000,000. Because these are short positions, their notional value would be -$40,000,000 (-400% of the Fund’s net assets). Additionally, the Fund would purchase 3,334 long call option contracts and 3,334 long put option contracts which (by the same math as above) would each also have a notional exposure of $20 million (200%), totaling to $40,000,000 (400%), but because these are long positions their notional value would be +$40,000,000 (+400%). The net notional exposure of the Fund’s options positions would be zero.

Possible Outcomes of Iron Condor Strategy

The Fund’s iron condor strategy is designed to mitigate downside risk through the use of its long puts and calls and establish a controlled payoff structure (net options premium income). The iron condor is crafted to provide income, mainly through option premiums, when the Nasdaq 100 Index exhibits minimal or no volatility during the time period for which the options provide exposure (every business day). In contrast, on days when the Index experiences significant volatility, the Fund could face losses up to twice the difference (depending on the notional value of the options in the spread) between the strike prices of the call spread or the put spread (e.g., if the notional value of the options in the spread is 200%, the Fund would lose 200% of the difference between the strike prices in the spread; if the notional value of the options in the spread is 150%, the Fund would lose 150% of the difference between the strike prices in the spread). These losses may be incurred on any given day and shareholders who hold the Fund for multiple days can incur multiple days of such losses. However, any such losses will always be offset to some degree by the option premium income the Fund received from the sold options. The Fund’s call spreads and put spreads will each have a notional value of up to 200% of the Fund’s net assets at the time they are established.

The maximum gain is realized if the value of the Nasdaq 100 Index is equal to or between the strike prices of the short options upon their expiration. The maximum loss is twice the difference between the strike prices of the call spread (or the put spread) less the net options premium income received. The maximum loss is realized if the price of the Index is above the highest strike price (the long call) or below the lowest strike price (the long put) at expiration. These long positions limit the Fund’s maximum loss to the difference between their strike prices and the strike prices of the corresponding short positions in the spread.

General Impact of Increases in Value of the Nasdaq 100 Index

●	On days when the Nasdaq 100 Index increases in value, but not up to the value of the strike price of the written short call options, all the options purchased or sold by the Fund will expire out-of-the-money and the Fund will benefit from the net options premium income received.

●	On days when the Index increases in value beyond the strike price of the written short call options but remains below the strike price of the Fund’s long call options, the Fund’s long call options and put options expire out-of-the-money but the Fund’s written short call options expire in-the-money and the Fund owes the purchaser of the short call options up to twice the difference between the settlement value of the Index and the strike price of the written short call options. This loss to the Fund is capped however by the long call purchased by the Fund and offset by the net options premium income received.

●	On days when the Index increases in value beyond the strike price of both the Fund’s short call and long call options, the Fund’s long and short put options expire out-of-the-money but its long and short call options are each in-the-money and the Fund will suffer its maximum loss. The Fund could face losses up to twice the difference between the strike prices of the call spread, offset by the net options premium income received. However, due to the long call purchased by the Fund, the Fund’s losses will be capped at this amount.

General Impact of Decreases in Value of the Nasdaq 100 Index

●	On days when the Nasdaq 100 Index decreases in value, but not down to the value of the strike price of the written short put options, all the options purchased or sold by the Fund will expire out-of-the-money and the Fund will benefit from the net options premium income received.

●	On days when the Index decreases in value beyond the strike price of the written short put options but remains above the strike price of the Fund’s long put options, the Fund’s long put options and call options expire out-of-the-money but the Fund’s written short put options expire in-the-money, and the Fund owes the purchaser of the short put options up to twice the difference between the settlement value of the Index and the strike price of the written put options. This loss to the Fund is capped however by the long put purchased by the Fund and offset by the net options premium income received.

●	On days when the Index decreases in value beyond the strike price of both the Fund’s short put and long put options, the Fund’s long and short call options expire out-of-the-money but its long and short put options are each in-the-money and the Fund will suffer its maximum loss. The Fund could face losses up to twice the difference between the strike prices of the put spread, offset by the net options premium income received. However, due to the long put purchased by the Fund, the Fund’s losses will be capped at this amount.

The following graph illustrates the gain loss characteristics of the Fund’s iron condor strategy:

For purposes of this illustration, assume the value of the Index is $5,250. The Fund:

(1)	Sells two short call options contracts at a strike of $5,330 (above the price of the Index),

(2)	Sells two short put options contracts at a strike of $5,170 (below the price of the Index),

and, simultaneously,

(3)	Buys two long call options contracts at a strike of $5,380 (farther above the price of the Index), and

(4)	Buys two long put options contracts at a strike of $5,120 (farther below the price of the Index).

Profit Scenario:

If the value of the Index is between $5,170 and $5,330 upon expiration of the options (one day), the short call and the short put options expire worthless and the strategy earns its maximum gain – the premiums received from the sold options ($3.74, as depicted by the horizontal portion of the green line in the graph).

Loss Scenarios:

If the value of the Index has increased upon expiration of the options (one day):

●	to above $5,330 but below $5,380, the strategy suffers a loss of up to twice the difference between the strike price of the short call option ($5,330) and the value of the Index less the premium received (as depicted by the downward red line on the right side of the graph).

●	to above $5,380, the strategy suffers a loss of up to twice the difference between the strike price of the short call option ($5,330) and the strike price of the long call option ($5,380) less the premium received ($96.26, as depicted by the horizontal red arrow at $5,380 on the right side of the graph). This is the strategy’s maximum loss on days the Index value increases.

If the value of the Index has decreased upon expiration of the options (one day):

●	to below $5,170 but above $5,120, the strategy suffers a loss of up to twice the difference between the strike price of the short put option ($5,170) and the value of the Index less the premium received (as depicted by the downward red line on the left side of the graph).

●	to below $5,120, the strategy suffers a loss of up to twice the difference between the strike price of the short put option ($5,170) and the strike price of the long put option ($5,120) less the premium received ($96.26, as depicted by the horizontal red arrow at $5,120 on the left side of the graph). This is the strategy’s maximum loss on days the Index value decreases.

Portfolio of the Fund

Principal Portfolio Holdings of the Fund
	Portfolio Holdings (All options are based on the value of the Index)	Investment Terms	Notional Value (as a % of the Fund’s net assets)	Expected Target Maturity
Call Spread	Written call options (short calls)	Out-of-the money	-200%	Typically, 1 day, but may extend to one-week expiration dates
	Purchased call options (long calls)	Farther out-of-the-money	+200%
Put Spread	Written put options (short puts)	Out-of-the money	-200%	Typically, 1 day, but may extend to one-week expiration dates
	Purchased put options (long puts)	Farther out-of-the-money	+200%
U.S Treasury Securities, Money Market Funds and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government. The Fund will generally hold US Treasuries to maturity.

These instruments are used as collateral for the Fund’s options and to generate income.

The market value of the cash, money market funds and U.S. Treasuries held by the Fund is expected to comprise at least 80% of the Fund’s net assets.

				Up to 1-year maturities at the time of purchase

The Fund will generally seek to employ its investment strategy regardless of whether there are periods of adverse market, economic, or other conditions but may, at times, take temporary defensive positions during such periods. During such conditions, the Adviser may increase or decrease the strike prices of the Fund’s options, based on its assessment of market risk. For example, if the Adviser gauges market risk to be significantly high or rising rapidly, it may sell the options at strike prices farther out-of-the-money. In addition, if during such conditions the Adviser is unable to obtain options expiring the next day, it will use options with the shortest time to expiration available, up to one-week.

The Fund intends to primarily utilize exchange-traded European style options, including standardized options and Flexible EXchange® (“FLEX”) options. An option is said to be “European Style” when it can be exercised only at expiration. Standardized options are available with set or defined contract terms, such as the style (call or put), the reference asset, the strike price and expiration date. FLEX options allow for customizable terms (e.g., the strike price can be negotiated). Exchange-listed options contracts, including FLEX options, are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

The Fund will invest, under normal circumstances, at least 80% of the value of its net assets, plus borrowings for investment purposes, in options that provide exposure to the value of the Nasdaq 100 Index. The Fund will consider the notional value of its options positions for the purpose of assessing compliance with this 80% Policy. The Fund’s 80% Policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

The Fund intends to make monthly distribution payments to shareholders.

The Index

The Nasdaq 100 Index is comprised of 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market LLC based on market capitalization. The Nasdaq 100 Index is rebalanced quarterly. The value of the options held by the Fund will fluctuate based on the sector or sectors heavily referenced in the Nasdaq 100 Index. As of the date of this prospectus, the Index had significant exposure to the information technology sector. The Fund, Trust and Themes Management Company, LLC (the “Adviser”), the Fund’s investment adviser, are not affiliated with, nor endorsed by, the Nasdaq 100 Index. An investment in the Fund is not an investment in the Index, nor is the Fund an investment in a traditional passively managed index fund. The Fund does not invest directly in the Index or in companies that comprise the Index. An investment in the Fund is not an investment in the Index, nor is the Fund an investment in a traditional passively managed index fund. The Fund does not invest directly in the Index or in companies that comprise the Index.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
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Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. When provided, the information will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns compare with a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	In the future, performance for the Fund will be presented in this section. When provided, the information will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns compare with a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-584-3637
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ThemesETFs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Themes Nasdaq 100 Enhanced Iron Condor Income ETF | Risks Lose Money [Member]
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Themes Nasdaq 100 Enhanced Iron Condor Income ETF | Risks Nondiversified Status [Member]
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Risk Caption	rr_RiskCaption	The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
Themes Nasdaq 100 Enhanced Iron Condor Income ETF | Non Diversification Risk [Member]
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Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Themes Nasdaq 100 Enhanced Iron Condor Income ETF | All Risk [Member]
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You can lose money on your investment in the Fund. The Fund is subject to the risks summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Themes Nasdaq 100 Enhanced Iron Condor Income ETF | Market Risk [Member]
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Market Risk. Market risk is the risk that a particular security, or Shares in general, may fall in value, or fail to rise. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates, and perceived trends in securities prices. Shares could decline in value or underperform other investments. In addition, local, regional, or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. During any such events, Shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on Shares may widen. As a result, an investor could lose money over short or long periods of time.

Themes Nasdaq 100 Enhanced Iron Condor Income ETF | Referenced Index Risk [Member]
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Referenced Index Risk. The Fund invests in options contracts that are based on the value of the Nasdaq 100 Index. This subjects the Fund to certain of the same risks as if it owned shares of companies that comprised the Index, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of the Index, the Fund may also be subject to the following risks:

Equity Market Risk. Equity securities, such as those included in the Nasdaq 100 Index, may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors.

Information Technology Sector Risk. To the extent companies in particular sectors of the economy are more heavily represented in the Nasdaq 100 Index (as of the date of this prospectus, the information technology sector), the value of the options held by the Fund will be especially sensitive to developments that significantly affect those sectors. As the market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Large-Capitalization Investing Risk. Large capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

Foreign Securities Risk. Investments in foreign securities can be riskier than U.S. securities investments. Investments in the securities of foreign issuers are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. The prices of foreign securities and the prices of U.S. securities have, at times, moved in opposite directions. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on U.S. exchanges could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security is traded. Investors may lose money due to political, economic and geographic events affecting a foreign issuer or market.

Indirect Investment Risk. The Nasdaq 100 Index is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way. Investors in the Fund will not have the right to receive dividends or other distributions or any other rights with respect to the companies that comprise the Index but will be subject to declines in the performance of the Index.

Index Trading Risk. The trading price of the Nasdaq 100 Index may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general has at times experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of companies.

Themes Nasdaq 100 Enhanced Iron Condor Income ETF | Derivatives Risk [Member]
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Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the S&P 500 Index and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of the Nasdaq 100 Index. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts.

Written Options Risk. While the Fund will collect premiums on the options it writes, the Fund’s risk of loss if one or more of its written options is exercised and expires in-the-money may substantially outweigh the gains to the Fund from the receipt of such option premiums. When selling a put option, the premium received by the Fund may not be enough to offset a loss incurred by the Fund if the price of the Index at expiration is below the strike price by an amount equal to or greater than the premium. When selling a call option, the premium received by the Fund may not be enough to offset a loss incurred by the Fund if the price of the Index at expiration is above the strike price by an amount equal to or greater than the premium. Call and put spread writing exposes the Fund to losses up to the amount between strike prices of the purchased option and the written option.

Purchased Options Risk. If a call or put option is not sold when it has remaining value and if the market price of the underlying asset, in the case of a call option, remains less than or equal to the exercise price, or, in the case of a put option, remains equal to or greater than the exercise price, the buyer will lose its entire investment in the call or put option. There is no assurance that a liquid market will exist when the buyer seeks to close out any option position.

Risk of Options with One Day to Expiration. The Fund’s use of options with one day to expiration (“daily options”) presents additional risks. Losses may be incurred on any given day and shareholders who hold the Fund for multiple days can incur multiple days of such losses. Due to the short time until their expiration, daily options are more sensitive to sudden price movements and market volatility and could incur losses more rapidly than options with more time until expiration. Because of this, the timing of trades utilizing daily options becomes more critical. Although the Fund intends to purchase its options at the end of each day, any delay in the execution of these trades can significantly impact the outcome of the trade. Such options may also suffer from low liquidity, making it more difficult for the Fund to enter into its positions each day at desired prices. The bid-ask spreads on daily options can be wider than with traditional options, increasing the Fund’s transaction costs and negatively affecting its returns. Additionally, the proliferation of options with one day to expiration is relatively new and may therefore be subject to rule changes and operational frictions. To the extent that the OCC enacts new rules relating to options with one day to expiration that make it impracticable or impossible for the Fund to utilize daily options to effectuate its investment strategy, it may instead utilize options with the shortest remaining maturity available.

FLEX Options Risk. FLEX Options are exchange-traded options contracts with uniquely customizable terms like exercise price, style, and expiration date. Due to their customization and potentially unique terms, FLEX Options may be less liquid than other securities, such as standard exchange listed options. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund’s shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price.

Leverage Risk. While the Fund does not seek leveraged exposure to the performance of the Nasdaq 100 Index, the Fund seeks to achieve and maintain exposure to the value of the Index by using the leverage inherent in options contracts. Therefore, the Fund is subject to leverage risk. When the Fund sells options spreads or enters into a transaction without investing an amount equal to the full economic exposure of the options spread or transaction, it creates a form of investment leverage, which can result in the Fund losing more than the income generated from writing options spreads. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in immediate and substantial losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The Fund will incur leverage by employing the Fund’s iron condor strategy using options spreads, each with a targeted notional value of up to 200% of the Fund’s net assets, which will (if the notional value is 200%) double the potential amount of loss or gain to the Fund relative to employing the strategy using options spreads with, as an example, 100% of the notional value of the Fund’s net assets, and will increase the volatility of the Fund’s returns.

Themes Nasdaq 100 Enhanced Iron Condor Income ETF | Clearing Member Default Risk [Member]
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Clearing Member Default Risk. Transactions in some types of derivatives, including the options sold by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Themes Nasdaq 100 Enhanced Iron Condor Income ETF | Distribution Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Distribution Risk. The Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Themes Nasdaq 100 Enhanced Iron Condor Income ETF | Transaction Cost Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Transaction Cost Risk. The Fund will pay transaction costs, such as commissions or mark-ups in the bid/offer spread on an option position, when it writes options. Because the Fund “turns over” its option positions every week (or more frequently) in this fashion, it will incur high levels of transaction costs. While the turnover of the option positions sold by the Fund is not deemed “portfolio turnover” for accounting purposes, the economic impact to the Fund is similar to what could occur if the Fund experienced high portfolio turnover (e.g., in excess of 100% per year). The Fund’s high levels of transaction costs may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example thereunder, may affect the Fund’s performance.

Themes Nasdaq 100 Enhanced Iron Condor Income ETF | Active Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Active Management Risk. The Fund is actively-managed and may not meet its investment objective based on the success or failure of the Adviser or the Fund’s portfolio managers to implement investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques applied by the Adviser and portfolio managers and the skill of the Adviser and/or portfolio manager in evaluating the value and risks associated with the Fund’s iron condor strategy, including their ability to assess the volatility of the Nasdaq 100 Index and establishing the strike prices of the options sold by the Fund. It is possible the investment techniques employed on behalf of the Fund will not produce the desired results.

Themes Nasdaq 100 Enhanced Iron Condor Income ETF | Inflation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.

Themes Nasdaq 100 Enhanced Iron Condor Income ETF | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Interest Rate Risk. Interest rate risk is the risk that the value of the Fund’s investments will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term options and debt securities and higher for longer-term options and debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. When interest rates increase, call options generally benefit while put option prices are impacted negatively.

Themes Nasdaq 100 Enhanced Iron Condor Income ETF | Special Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Special Tax Risk. The Fund intends to qualify as a “regulated investment company” (“RIC”); however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. The Fund’s pursuit of its investment strategies will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and was ineligible to or did not cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. The Fund’s investment strategy may limit its ability to distribute dividends eligible for treatment as qualified dividend income, which for non-corporate shareholders are subject to federal income tax at rates of up to 20%. The Fund’s investment strategy may also limit its ability to distribute dividends eligible for the dividends-received deduction for corporate shareholders. For these reasons, a significant portion of distributions received by Fund shareholders may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy. You should consult your tax advisor as to the tax consequences of acquiring, owning and disposing of Shares. Investors should consult their tax advisor as to the tax consequences of acquiring, owning and disposing of Shares.

Themes Nasdaq 100 Enhanced Iron Condor Income ETF | Tax Efficiency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Tax Efficiency Risk. Unlike most ETFs, the Fund currently intends to effect redemptions primarily for cash, rather than primarily in-kind redemptions. As such, investments in Shares may be less tax-efficient than investments in conventional ETFs. ETFs generally are able to make in-kind redemptions and avoid being taxed on gain on the distributed portfolio securities at the fund level. Because the Fund currently intends to effect redemptions primarily for cash, rather than in-kind distributions, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were able to distribute portfolio securities in-kind. The Fund generally intends to distribute these gains to shareholders to avoid being taxed on this gain at the Fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF. In addition, as a result of the Fund selling options daily, it is expected that any distributions by the Fund will be taxable as ordinary income.

Themes Nasdaq 100 Enhanced Iron Condor Income ETF | E T F Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although shares of the Fund are listed for trading on a national securities exchange, the Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange or that the requirements of the Exchange or any exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to execute its options strategy, may be unable to accurately price its investments and/or may incur substantial trading losses. This risk may be greater for the Fund as it seeks to have exposure to a single index as opposed to a more diverse portfolio like a traditional pooled investment. If trading in the Fund’s shares are halted, investors may be temporarily unable to trade shares of the Fund. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Index’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Themes Nasdaq 100 Enhanced Iron Condor Income ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Themes Nasdaq 100 Enhanced Iron Condor Income ETF | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult or impossible to purchase or sell at an advantageous time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid.

Themes Nasdaq 100 Enhanced Iron Condor Income ETF | New Adviser Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Adviser Risk. Although the Adviser’s principals and the Fund’s portfolio managers have experience managing investments in the past, the Adviser is a newly-formed entity and has little experience managing investments for an ETF, which may limit the Adviser’s effectiveness.

Themes Nasdaq 100 Enhanced Iron Condor Income ETF | New Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Fund Risk. The Fund is new with no operating history. As a result, there can be no assurance that the Fund will grow to or maintain an economically viable size, as a result of which it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.

Themes Nasdaq 100 Enhanced Iron Condor Income ETF | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Themes Nasdaq 100 Enhanced Iron Condor Income ETF | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. Independent market quotations for certain investments held by the Fund may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that the Fund may not be able to sell an investment at the price assigned to the investment by the Fund. In addition, the securities in which the Fund invests may trade on days that the Fund does not price its shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their Fund holdings.

Themes Nasdaq 100 Enhanced Iron Condor Income ETF | Money Market Instruments Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Money Market Instruments Risk. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a money market fund.

Themes Nasdaq 100 Enhanced Iron Condor Income ETF | U S Government Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

U.S. Government Securities Risk. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

Themes Nasdaq 100 Enhanced Iron Condor Income ETF | Iron Condor Strategy Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Iron Condor Strategy Risk. On days when the Nasdaq 100 Index experiences volatility, the Fund may suffer losses. Losses may be incurred when the Index experiences gains and also when it experiences losses. These losses may be suffered on any given day and shareholders who hold the Fund for multiple days can incur multiple days of such losses. On days when the Index experiences significant gains, the Fund could face losses up to twice the difference between the strike prices of the put spread. On days when the Index experiences significant losses, the Fund could face losses up to twice the difference between the strike prices of the put spread. However, the losses the Fund experiences on days when the Index increases or decreases will always be offset to some degree by the net options premium income it receives. Because of the Fund’s strategy of coupling written and purchased puts and call options with the same expiration date and different strike prices, the maximum potential loss for the Fund for any given put or call spread on any given day is equal to the difference between the strike prices minus any net options premium income received. The Fund does not provide returns similar to the Nasdaq 100 Index or participate in the returns of the Index. As a result, and for the reasons outlined above, the Fund may incur significant losses on days when the Index experiences significant gains.

Themes Nasdaq 100 Enhanced Iron Condor Income ETF | Themes Nasdaq 100 Enhanced Iron Condor Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	QQQT
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[9]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 157
Themes Nasdaq 100 Ultra Enhanced Iron Condor Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Themes Nasdaq 100 Ultra Enhanced Iron Condor Income ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Themes Nasdaq 100 Ultra Enhanced Iron Condor Income ETF (the “Fund”) is an exchange-traded fund (“ETF”) that seeks current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed ETF that seeks current income by employing an options strategy known as the “short iron condor” on the Nasdaq-100 Index® (the “Nasdaq 100 Index” or the “Index”). More precisely, the Fund aims to generate income from its options investments when the Index experiences little or no volatility during the time period for which the options provide exposure (typically, every business day). On days when the Index experiences volatility (positive or negative), the Fund has the potential to incur losses (on any given day). This strategy involves selling (or “writing”) out-of-the-money call and put options on the Index, each with approximately equal notional values not exceeding 300% of the Fund’s net assets at the time of sale, while simultaneously buying call and put options on the Index with strike prices even farther out-of-the-money, also each with approximately equal notional values not exceeding 300% of the Fund’s net assets at the time of sale, all with the same expiration date (the next day).

Iron Condor Strategy

To implement this strategy, every business day the Fund will:

(1)	write call options on the Nasdaq 100 Index each at a strike price (the price at which the option can be exercised) above the current value of the Index (a “short call”), and

(2)	write put options on the Nasdaq 100 Index each at a strike price below the current value of the Index (a “short put”);

and, simultaneously:

(3)	buy call options on the Nasdaq 100 Index each at a strike price farther above the current value of the Index than the short call sold (a “long call”), and

(4)	buy put options on the Nasdaq 100 Index each at a strike price farther below the current value of the Index than the short put sold (a “long put”).

The combination of these options positions creates what is known as an “iron condor.” Each of these options will typically have one day to expiration and will be considered “out-of-the-money” (i.e., the price of the Nasdaq 100 Index is below the strike price for calls and above the strike price for puts) when bought or sold by the Fund. The put and call options will be bought and sold in tandem and reestablished daily. Specifically, a corresponding short put option will be sold for every short call option sold and a corresponding long put option will be bought for every long call option bought. The strike price of each short option will be as close to equidistant as possible from the value of the Index when written (the short call strike will be higher and the short put strike will be lower), and the strike prices of each long option will be as close to equidistant as possible from the value of the Index when purchased (the long call will be higher and the long put will be lower).

The Fund will trade exchange-traded options contracts that utilize the Nasdaq 100 Index as the reference asset. In general, an option is a contract that gives the purchaser (holder) of the option, in return for cash (a “premium”), the right to buy from (call) or sell to (put) the seller (writer) of the option the security underlying the option at a specified exercise price. For cash-settled options such as those used by the Fund, the writer of the option has the obligation upon exercise to deliver to the purchaser the cash difference between the value of the reference asset (the Index) at expiration and the strike price of the option.

The Fund seeks to make monthly distributions through a steady income generated by regularly selling the options detailed above, commonly referred to as “call spreads” and “put spreads.” The “call spread” is the difference between the strike prices of the Fund’s short call and the long call and the “put spread” is the difference between the Fund’s short put and the long put. The Fund will enter into the same number of option contracts for the long and short legs of each spread with the same expiration dates and same notional value; however, the positions will have different strike prices. The options in the call spread will be approximately equidistant to the value of the Index as the corresponding options in the put spread. The Fund aims to provide an “enhanced” yield compared to other option-based strategies by frequently selling short-term options, typically with a one-day duration, at three times the notional amount of the Fund’s assets. This method may result in higher income than an approach of selling longer-term options over the same period at their notional amount. As the seller of the short call and short put options, the Fund receives a premium from the purchaser and, as the buyer of the long call and long put options, the Fund pays a premium to the seller. Because the long options purchased are farther out-of-the-money than the short options sold, their premiums are lower than the written options, so there is a net credit to the Fund when placing the trade. The difference between the premium income the Fund receives and the premiums paid by the Fund is the “net options premium income.”

The Fund does not provide returns similar to the Nasdaq 100 Index or participate in the returns of the Index and the Fund’s performance will differ from that of the Index’s performance. The performance differences will depend on, among other things, the value of the Index, changes in the value of Index put and call options contracts the Fund has bought and sold, and changes in the value of the U.S. Treasury securities and money market funds the Fund invests its cash in. The income generated by the Fund, mostly in the form of options premiums received from its option sales, will be primarily influenced by the volatility of the Index’s value, although other factors, including interest rates, may also impact the level of income. When interest rates increase, call option premiums are generally higher while put option premiums are generally lower. A decrease in interest rates generally has the opposite effect on premiums.

While the Fund does not seek leveraged exposure to the performance of the Index, the Fund seeks to achieve and maintain exposure to the value of the Index by using the leverage inherent in options contracts. When the Fund sells a put and call spread (“options spreads”) or enters into a transaction without investing an amount equal to the full economic exposure of the options spread or transaction, it creates a form of investment leverage, which can result in the Fund losing more than the income generated from writing options spreads. The Fund intends to sell options spreads, each with a targeted notional value of up to 300% of the Fund’s net assets. However, the net options exposure in the Fund will not exceed 200% of the Fund’s net assets. Such investment leverage increases the volatility of the Fund and may result in losses greater than if the Fund had not been leveraged. The Fund’s strategy is designed to have approximately a daily, limited downside exposure to the Index, and the Fund’s losses are expected to be capped at the strike price of the long call options or the long put options purchased. The maximum drawdown of the Fund is the difference between the strike prices of the call spread, multiplied by 300%, or the difference between the strike prices of the put spread, also multiplied by 300%. The Fund’s call options positions and its put options positions will each have approximately equal notional values of no more than 300% of the Fund’s net assets at the time they are established. More specifically:

The Notional value of an option refers to the value that the option controls. It is calculated by multiplying the price of the asset underlying the option (the Index) by the options multiplier by the number of contracts. The options multiplier is the number of shares an option contract controls. Equity options each control 100 underlying shares and therefore have a 100 options multiplier.

By way of example, assume the Fund has assets of $10 million and the Index is priced at $60. The notional value of one option contract would therefore be $6,000 (the $60 Index price x the 100 options multiplier). To determine the number of option contracts needed to have a notional value equal to approximately 100% of the Fund’s net assets, the Fund’s value is divided by the value of one contract ($10,000,000 divided by $6,000 = 1,667). Because the Fund aims to enhance yield by writing options at three times the notional amount of the Fund’s assets, the Fund would write three times (3x) the number of contracts (1,667 x 3 = 5,001). The Fund would therefore write 5,001 short put option contracts and 5,001 short call option contracts. The notional exposure would thus be approximately $30,000,000 ($60 x 100 x 5,001) from the short call options (300% of the Fund’s net assets) and $30,000,000 ($60 x 100 x 5,001) from the short put options totaling to $60,000,000. Because these are short positions, their notional value would be -$60,000,000 (-600% of the Fund’s net assets). Additionally, the Fund would purchase 5,001 long call option contracts and 5,001 long put option contracts which (by the same math as above) would each also have a notional exposure of $30 million (300%), totaling to $60,000,000 (600%), but because these are long positions their notional value would be +$60,000,000 (+600%). The net notional exposure of the Fund’s options positions would be zero.

Possible Outcomes of Iron Condor Strategy

The Fund’s iron condor strategy is designed to mitigate downside risk through the use of its long puts and calls and establish a controlled payoff structure (net options premium income). The iron condor is crafted to provide income, mainly through option premiums, when the Nasdaq 100 Index exhibits minimal or no volatility during the time period for which the options provide exposure (every business day). In contrast, on days when the Index experiences significant volatility, the Fund could face losses up to three times the difference (depending on the notional value of the options in the spread) between the strike prices of the call spread or the put spread(e.g., if the notional value of the options in the spread is 300%, the Fund would lose 300% of the difference between the strike prices in the spread; if the notional value of the options in the spread is 150%, the Fund would lose 150% of the difference between the strike prices in the spread). These losses may be incurred on any given day and shareholders who hold the Fund for multiple days can incur multiple days of such losses. However, any such losses will always be offset to some degree by the option premium income the Fund received from the sold options. The Fund’s call spreads and put spreads will each have a notional value of up to 300% of the Fund’s net assets at the time they are established.

The maximum gain is realized if the value of the Nasdaq 100 Index is equal to or between the strike prices of the short options upon their expiration. The maximum loss is three times the difference between the strike prices of the call spread (or the put spread) less the net options premium income received. The maximum loss is realized if the price of the Index is above the highest strike price (the long call) or below the lowest strike price (the long put) at expiration.

These long positions limit the Fund’s maximum loss to the difference between their strike prices and the strike prices of the corresponding short positions in the spread.

General Impact of Increases in Value of the Nasdaq 100 Index

●	On days when the Nasdaq 100 Index increases in value, but not up to the value of the strike price of the written short call options, all the options purchased or sold by the Fund will expire out-of-the-money and the Fund will benefit from the net options premium income received.

●	On days when the Index increases in value beyond the strike price of the written short call options but remains below the strike price of the Fund’s long call options, the Fund’s long call options and put options expire out-of-the-money but the Fund’s written short call options expire in-the-money and the Fund owes the purchaser of the short call options up to three times the difference between the settlement value of the Index and the strike price of the written short call options. This loss to the Fund is capped however by the long call purchased by the Fund and offset by the net options premium income received.

●	On days when the Index increases in value beyond the strike price of both the Fund’s short call and long call options, the Fund’s long and short put options expire out-of-the-money but its long and short call options are each in-the-money and the Fund will suffer its maximum loss. The Fund could face losses up to three times the difference between the strike prices of the call spread, offset by the net options premium income received. However, due to the long call purchased by the Fund, the Fund’s losses will be capped at this amount.

General Impact of Decreases in Value of the Nasdaq 100 Index

●	On days when the Nasdaq 100 Index decreases in value, but not down to the value of the strike price of the written short put options, all the options purchased or sold by the Fund will expire out-of-the-money and the Fund will benefit from the net options premium income received.

●	On days when the Index decreases in value beyond the strike price of the written short put options but remains above the strike price of the Fund’s long put options, the Fund’s long put options and call options expire out-of-the-money but the Fund’s written short put options expire in-the-money, and the Fund owes the purchaser of the short put options up to three times the difference between the settlement value of the Index and the strike price of the written put options. This loss to the Fund is capped however by the long put purchased by the Fund and offset by the net options premium income received.

●	On days when the Index decreases in value beyond the strike price of both the Fund’s short put and long put options, the Fund’s long and short call options expire out-of-the-money but its long and short put options are each in-the-money and the Fund will suffer its maximum loss. The Fund could face losses up to three times the difference between the strike prices of the put spread, offset by the net options premium income received. However, due to the long put purchased by the Fund, the Fund’s losses will be capped at this amount.

The following graph illustrates the gain loss characteristics of the Fund’s iron condor strategy:

For purposes of this illustration, assume the value of the Index is $5,250. The Fund:

(1)	Sells three short call options contracts at a strike of $ 5,330 (above the price of the Index),

(2)	Sells three short put options contracts at a strike of $5,170 (below the price of the Index),

and, simultaneously,

(3)	Buys three long call options contracts at a strike of $5,380 (farther above the price of the Index), and

(4)	Buys three long put options contracts at a strike of $5,120 (farther below the price of the Index).

Profit Scenario:

If the value of the Index is between $5,170 and $5,330 upon expiration of the options (one day), the short call and the short put options expire worthless and the strategy earns its maximum gain – the premiums received from the sold options ($5.61, as depicted by the horizontal portion of the green line in the graph).

Loss Scenarios:

If the value of the Index has increased upon expiration of the options (one day):

●	to above $5,330 but below $5,380, the strategy suffers a loss of up to three times the difference between the strike price of the short call option ($5,330) and the value of the Index less the premium received (as depicted by the downward red line on the right side of the graph).

●	to above $5,380, the strategy suffers a loss of up to three times the difference between the strike price of the short call option ($5,330) and the strike price of the long call option ($5,380) less the premium received ($144.39, as depicted by the horizontal red arrow at $5,380 on the right side of the graph). This is the strategy’s maximum loss on days the Index value increases.

If the value of the Index has decreased upon expiration of the options (one day):

●	to below $5,170 but above $5,120, the strategy suffers a loss of up to three times the difference between the strike price of the short put option ($5,170) and the value of the Index less the premium received (as depicted by the downward red line on the left side of the graph).

●	to below $5,120, the strategy suffers a loss of up to three times the difference between the strike price of the short put option ($5,170) and the strike price of the long put option ($5,120) less the premium received ($144.39, as depicted by the horizontal red arrow at $5,120 on the left side of the graph). This is the strategy’s maximum loss on days the Index value decreases.

Portfolio of the Fund

Principal Portfolio Holdings of the Fund
	Portfolio Holdings (All options are based on the value of the Index)	Investment Terms	Notional Value (as a % of the Fund’s net assets)	Expected Target Maturity
Call Spread	Written call options (short calls)	Out-of-the money	-300%	Typically, 1 day, but may extend to one-week expiration dates
	Purchased call options (long calls)	Farther out-of-the-money	+300%
Put Spread	Written put options (short puts)	Out-of-the money	-300%	Typically, 1 day, but may extend to one-week expiration dates
	Purchased put options (long puts)	Farther out-of-the-money	+300%
U.S Treasury Securities, Money Market Funds and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government. The Fund will generally hold US Treasuries to maturity.

These instruments are used as collateral for the Fund’s options and to generate income.

The market value of the cash, money market funds and U.S. Treasuries held by the Fund is expected to comprise at least 80% of the Fund’s net assets.

				Up to 1-year maturities at the time of purchase

The Fund will generally seek to employ its investment strategy regardless of whether there are periods of adverse market, economic, or other conditions but may, at times, take temporary defensive positions during such periods. During such conditions, the Adviser may increase or decrease the strike prices of the Fund’s options, based on its assessment of market risk. For example, if the Adviser gauges market risk to be significantly high or rising rapidly, it may sell the options at strike prices farther out-of-the-money. In addition, if during such conditions the Adviser is unable to obtain options expiring the next day, it will use options with the shortest time to expiration available, up to one-week.

The Fund intends to primarily utilize exchange-traded European style options, including standardized options and Flexible EXchange® (“FLEX”) options. An option is said to be “European Style” when it can be exercised only at expiration. Standardized options are available with set or defined contract terms, such as the style (call or put), the reference asset, the strike price and expiration date. FLEX options allow for customizable terms (e.g., the strike price can be negotiated). Exchange-listed options contracts, including FLEX options, are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

The Fund will invest, under normal circumstances, at least 80% of the value of its net assets, plus borrowings for investment purposes, in options that provide exposure to the value of the Nasdaq 100 Index. The Fund will consider the notional value of its options positions for the purpose of assessing compliance with this 80% Policy. The Fund’s 80% Policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

The Fund intends to make monthly distribution payments to shareholders.

The Index

The Nasdaq 100 Index is comprised of 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market LLC based on market capitalization. The Nasdaq 100 Index is rebalanced quarterly. The value of the options held by the Fund will fluctuate based on the sector or sectors heavily referenced in the Nasdaq 100 Index. As of the date of this prospectus, the Index had significant exposure to the information technology sector. The Fund, Trust and Themes Management Company, LLC (the “Adviser”), the Fund’s investment adviser, are not affiliated with, nor endorsed by, the Nasdaq 100 Index. An investment in the Fund is not an investment in the Index, nor is the Fund an investment in a traditional passively managed index fund. The Fund does not invest directly in the Index or in companies that comprise the Index. An investment in the Fund is not an investment in the Index, nor is the Fund an investment in a traditional passively managed index fund. The Fund does not invest directly in the Index or in companies that comprise the Index.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
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Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. When provided, the information will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns compare with a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	In the future, performance for the Fund will be presented in this section. When provided, the information will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns compare with a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-584-3637
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ThemesETFs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Themes Nasdaq 100 Ultra Enhanced Iron Condor Income ETF | Risks Lose Money [Member]
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Risk Caption	rr_RiskCaption	You can lose money on your investment in the Fund.
Themes Nasdaq 100 Ultra Enhanced Iron Condor Income ETF | Risks Nondiversified Status [Member]
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Risk Caption	rr_RiskCaption	The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
Themes Nasdaq 100 Ultra Enhanced Iron Condor Income ETF | Non Diversification Risk [Member]
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Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Themes Nasdaq 100 Ultra Enhanced Iron Condor Income ETF | All Risk [Member]
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You can lose money on your investment in the Fund. The Fund is subject to the risks summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Themes Nasdaq 100 Ultra Enhanced Iron Condor Income ETF | Market Risk [Member]
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Market Risk. Market risk is the risk that a particular security, or Shares in general, may fall in value, or fail to rise. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates, and perceived trends in securities prices. Shares could decline in value or underperform other investments. In addition, local, regional, or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. During any such events, Shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on Shares may widen. As a result, an investor could lose money over short or long periods of time.

Themes Nasdaq 100 Ultra Enhanced Iron Condor Income ETF | Referenced Index Risk [Member]
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Referenced Index Risk. The Fund invests in options contracts that are based on the value of the Nasdaq 100 Index (the “Referenced Index”). This subjects the Fund to certain of the same risks as if it owned shares of companies that comprised the Index, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of the Index, the Fund may also be subject to the following risks:

Equity Market Risk. Equity securities, such as those included in the Nasdaq 100 Index, may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors.

Information Technology Sector Risk. To the extent companies in particular sectors of the economy are more heavily represented in the Nasdaq 100 Index (as of the date of this prospectus, the information technology sector), the value of the options held by the Fund will be especially sensitive to developments that significantly affect those sectors. As the market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Large-Capitalization Investing Risk. Large capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

Foreign Securities Risk. Investments in foreign securities can be riskier than U.S. securities investments. Investments in the securities of foreign issuers are subject to the risks associated with investing in those foreign markets, such as heightened risks of inflation or nationalization. The prices of foreign securities and the prices of U.S. securities have, at times, moved in opposite directions. In addition, securities of foreign issuers may lose value due to political, economic and geographic events affecting a foreign issuer or market. During periods of social, political or economic instability in a country or region, the value of a foreign security traded on U.S. exchanges could be affected by, among other things, increasing price volatility, illiquidity, or the closure of the primary market on which the security is traded. Investors may lose money due to political, economic and geographic events affecting a foreign issuer or market.

Indirect Investment Risk. The Nasdaq 100 Index is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way. Investors in the Fund will not have the right to receive dividends or other distributions or any other rights with respect to the companies that comprise the Index but will be subject to declines in the performance of the Index.

Index Trading Risk. The trading price of the Nasdaq 100 Index may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general has at times experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of companies.

Themes Nasdaq 100 Ultra Enhanced Iron Condor Income ETF | Derivatives Risk [Member]
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Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the S&P 500 Index and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of the Nasdaq 100 Index. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts.

Written Options Risk. While the Fund will collect premiums on the options it writes, the Fund’s risk of loss if one or more of its written options is exercised and expires in-the-money may substantially outweigh the gains to the Fund from the receipt of such option premiums. When selling a put option, the premium received by the Fund may not be enough to offset a loss incurred by the Fund if the price of the Index at expiration is below the strike price by an amount equal to or greater than the premium. When selling a call option, the premium received by the Fund may not be enough to offset a loss incurred by the Fund if the price of the Index at expiration is above the strike price by an amount equal to or greater than the premium. Call and put spread writing exposes the Fund to losses up to the amount between strike prices of the purchased option and the written option.

Purchased Options Risk. If a call or put option is not sold when it has remaining value and if the market price of the underlying asset, in the case of a call option, remains less than or equal to the exercise price, or, in the case of a put option, remains equal to or greater than the exercise price, the buyer will lose its entire investment in the call or put option. There is no assurance that a liquid market will exist when the buyer seeks to close out any option position.

Risk of Options with One Day to Expiration. The Fund’s use of options with one day to expiration (“daily options”) presents additional risks. Losses may be incurred on any given day and shareholders who hold the Fund for multiple days can incur multiple days of such losses. Due to the short time until their expiration, daily options are more sensitive to sudden price movements and market volatility and could incur losses more rapidly than options with more time until expiration. Because of this, the timing of trades utilizing daily options becomes more critical. Although the Fund intends to purchase its options at the end of each day, any delay in the execution of these trades can significantly impact the outcome of the trade. Such options may also suffer from low liquidity, making it more difficult for the Fund to enter into its positions each day at desired prices. The bid-ask spreads on daily options can be wider than with traditional options, increasing the Fund’s transaction costs and negatively affecting its returns. Additionally, the proliferation of options with one day to expiration is relatively new and may therefore be subject to rule changes and operational frictions. To the extent that the OCC enacts new rules relating to options with one day to expiration that make it impracticable or impossible for the Fund to utilize daily options to effectuate its investment strategy, it may instead utilize options with the shortest remaining maturity available.

FLEX Options Risk. FLEX Options are exchange-traded options contracts with uniquely customizable terms like exercise price, style, and expiration date. Due to their customization and potentially unique terms, FLEX Options may be less liquid than other securities, such as standard exchange listed options. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund’s shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price.

Leverage Risk. While the Fund does not seek leveraged exposure to the performance of the Nasdaq 100 Index, the Fund seeks to achieve and maintain exposure to the value of the Index by using the leverage inherent in options contracts. Therefore, the Fund is subject to leverage risk. When the Fund sells options spreads or enters into a transaction without investing an amount equal to the full economic exposure of the options spread or transaction, it creates a form of investment leverage, which can result in the Fund losing more than the income generated from writing options spreads. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in immediate and substantial losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The Fund will incur leverage by employing the Fund’s iron condor strategy using options spreads, each with a targeted notional value of up to 300% of the Fund’s net assets, which will (if the notional value is 300%) double the potential amount of loss or gain to the Fund relative to employing the strategy using options spreads with, as an example, 100% of the notional value of the Fund’s net assets, and will increase the volatility of the Fund’s returns.

Themes Nasdaq 100 Ultra Enhanced Iron Condor Income ETF | Clearing Member Default Risk [Member]
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Clearing Member Default Risk. Transactions in some types of derivatives, including the options sold by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Themes Nasdaq 100 Ultra Enhanced Iron Condor Income ETF | Distribution Risk [Member]
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Distribution Risk. The Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Themes Nasdaq 100 Ultra Enhanced Iron Condor Income ETF | Transaction Cost Risk [Member]
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Transaction Cost Risk. The Fund will pay transaction costs, such as commissions or mark-ups in the bid/offer spread on an option position, when it writes options. Because the Fund “turns over” its option positions every week (or more frequently) in this fashion, it will incur high levels of transaction costs. While the turnover of the option positions sold by the Fund is not deemed “portfolio turnover” for accounting purposes, the economic impact to the Fund is similar to what could occur if the Fund experienced high portfolio turnover (e.g., in excess of 100% per year). The Fund’s high levels of transaction costs may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example thereunder, may affect the Fund’s performance.

Themes Nasdaq 100 Ultra Enhanced Iron Condor Income ETF | Active Management Risk [Member]
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Active Management Risk. The Fund is actively-managed and may not meet its investment objective based on the success or failure of the Adviser or the Fund’s portfolio managers to implement investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques applied by the Adviser and portfolio managers and the skill of the Adviser and/or portfolio manager in evaluating the value and risks associated with the Fund’s iron condor strategy, including their ability to assess the volatility of the Nasdaq 100 Index and establishing the strike prices of the options sold by the Fund. It is possible the investment techniques employed on behalf of the Fund will not produce the desired results.

Themes Nasdaq 100 Ultra Enhanced Iron Condor Income ETF | Inflation Risk [Member]
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Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.

Themes Nasdaq 100 Ultra Enhanced Iron Condor Income ETF | Interest Rate Risk [Member]
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Interest Rate Risk. Interest rate risk is the risk that the value of the Fund’s investments will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term options and debt securities and higher for longer-term options and debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. When interest rates increase, call options generally benefit while put option prices are impacted negatively.

Themes Nasdaq 100 Ultra Enhanced Iron Condor Income ETF | Special Tax Risk [Member]
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Special Tax Risk. The Fund intends to qualify as a “regulated investment company” (“RIC”); however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. The Fund’s pursuit of its investment strategies will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and was ineligible to or did not cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. The Fund’s investment strategy may limit its ability to distribute dividends eligible for treatment as qualified dividend income, which for non-corporate shareholders are subject to federal income tax at rates of up to 20%. The Fund’s investment strategy may also limit its ability to distribute dividends eligible for the dividends-received deduction for corporate shareholders. For these reasons, a significant portion of distributions received by Fund shareholders may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy. You should consult your tax advisor as to the tax consequences of acquiring, owning and disposing of Shares. Investors should consult their tax advisor as to the tax consequences of acquiring, owning and disposing of Shares.

Themes Nasdaq 100 Ultra Enhanced Iron Condor Income ETF | Tax Efficiency Risk [Member]
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Tax Efficiency Risk. Unlike most ETFs, the Fund currently intends to effect redemptions primarily for cash, rather than primarily in-kind redemptions. As such, investments in Shares may be less tax-efficient than investments in conventional ETFs. ETFs generally are able to make in-kind redemptions and avoid being taxed on gain on the distributed portfolio securities at the fund level. Because the Fund currently intends to effect redemptions primarily for cash, rather than in-kind distributions, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were able to distribute portfolio securities in-kind. The Fund generally intends to distribute these gains to shareholders to avoid being taxed on this gain at the Fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF. In addition, as a result of the Fund selling options daily, it is expected that any distributions by the Fund will be taxable as ordinary income.

Themes Nasdaq 100 Ultra Enhanced Iron Condor Income ETF | E T F Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although shares of the Fund are listed for trading on a national securities exchange, the Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange or that the requirements of the Exchange or any exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to execute its options strategy, may be unable to accurately price its investments and/or may incur substantial trading losses. This risk may be greater for the Fund as it seeks to have exposure to a single index as opposed to a more diverse portfolio like a traditional pooled investment. If trading in the Fund’s shares are halted, investors may be temporarily unable to trade shares of the Fund. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Index’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Themes Nasdaq 100 Ultra Enhanced Iron Condor Income ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Themes Nasdaq 100 Ultra Enhanced Iron Condor Income ETF | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult or impossible to purchase or sell at an advantageous time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid.

Themes Nasdaq 100 Ultra Enhanced Iron Condor Income ETF | New Adviser Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Adviser Risk. Although the Adviser’s principals and the Fund’s portfolio managers have experience managing investments in the past, the Adviser is a newly-formed entity and has little experience managing investments for an ETF, which may limit the Adviser’s effectiveness.

Themes Nasdaq 100 Ultra Enhanced Iron Condor Income ETF | New Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Fund Risk. The Fund is new with no operating history. As a result, there can be no assurance that the Fund will grow to or maintain an economically viable size, as a result of which it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.

Themes Nasdaq 100 Ultra Enhanced Iron Condor Income ETF | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Themes Nasdaq 100 Ultra Enhanced Iron Condor Income ETF | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. Independent market quotations for certain investments held by the Fund may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that the Fund may not be able to sell an investment at the price assigned to the investment by the Fund. In addition, the securities in which the Fund invests may trade on days that the Fund does not price its shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their Fund holdings.

Themes Nasdaq 100 Ultra Enhanced Iron Condor Income ETF | Money Market Instruments Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Money Market Instruments Risk. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a money market fund.

Themes Nasdaq 100 Ultra Enhanced Iron Condor Income ETF | U S Government Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

U.S. Government Securities Risk. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

Themes Nasdaq 100 Ultra Enhanced Iron Condor Income ETF | Iron Condor Strategy Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Iron Condor Strategy Risk. On days when the Nasdaq 100 Index experiences volatility, the Fund may suffer losses. Losses may be incurred when the Index experiences gains and also when it experiences losses. These losses may be suffered on any given day and shareholders who hold the Fund for multiple days can incur multiple days of such losses. On days when the Index experiences significant gains, the Fund could face losses up to twice the difference between the strike prices of the put spread. On days when the Index experiences significant losses, the Fund could face losses up to twice the difference between the strike prices of the put spread. However, the losses the Fund experiences on days when the Index increases or decreases will always be offset to some degree by the net options premium income it receives. Because of the Fund’s strategy of coupling written and purchased puts and call options with the same expiration date and different strike prices, the maximum potential loss for the Fund for any given put or call spread on any given day is equal to the difference between the strike prices minus any net options premium income received. The Fund does not provide returns similar to the Nasdaq 100 Index or participate in the returns of the Index. As a result, and for the reasons outlined above, the Fund may incur significant losses on days when the Index experiences significant gains.

Themes Nasdaq 100 Ultra Enhanced Iron Condor Income ETF | Themes Nasdaq 100 Ultra Enhanced Iron Condor Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	QQQU
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[10]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 157
Themes Russell 2000 Dual Options Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Themes Russell 2000 Dual Options Income ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Themes Russell 2000 Dual Options Income ETF (the “Fund”) is an exchange-traded fund (“ETF”) that seeks current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed ETF that seeks current income by employing an options strategy known as a “short strangle” on the Russell 2000® Index (the “Russell 2000 Index” or the “Index”). More precisely, the Fund aims to generate income from its options investments when the Index experiences little or no volatility during the time period for which the options provide exposure (every business day). On days when the Index experiences volatility, the Fund has the potential to incur losses (on any given day), which may be significant. To implement its short strangle strategy, every business day, the Fund will sell (or “write”):

(i)	call options on the Russell 2000 Index with a strike price (the price at which the option can be exercised) above the current value of the Index, and

(ii)	put options on the Russell 2000 Index with a strike price below the current value of the Index.

Each of these options will have one day to expiration and will be considered “out-of-the-money” when sold (i.e., the price of the Russell 2000 Index is below the strike price for calls and above the strike price for puts). The put and call options will be sold daily and always in tandem, each having a notional value of approximately 100% of the Fund’s net assets at the time of sale (see below for further information on notional value). The strike price of each option sold will be as close to equidistant as possible from the value of the Index when written.

Short Strangle Strategy

The combination of these tandem put and call option positions (outlined above) creates what is known as a “short strangle,” and this combination of options transactions will be reestablished by the Fund daily. As the seller of the options, the Fund receives cash (the “premium”) from the purchaser. The Fund’s short strangle is designed to provide income in the form of option premiums when the Index experiences little or no volatility during the time period for which the options provide exposure (every business day).

The Fund will trade exchange-traded options contracts that utilize the Russell 2000 Index as the reference asset. In general, an option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to buy from (call) or sell to (put) the seller (writer) of the option the security underlying the option at a specified exercise price. For cash-settled options such as those used by the Fund, the writer of the option (the Fund) has the obligation upon exercise to deliver to the purchaser the cash difference between the value of the reference asset (the Index) at expiration and the strike price of the option.

The Fund does not provide returns similar to the Russell 2000 Index or participate in the returns of the Index. The Fund’s performance will differ from that of the Index’s value. The performance differences will depend on, among other things, the value of the Index, changes in the value of Index put and call options contracts the Fund has sold, and changes in the value of the U.S. Treasury securities and money market funds in which the Fund invests its cash. The income generated by the Fund, mostly in the form of option premiums received from its option sales, will be primarily influenced by the volatility of the Index’s value, although other factors, including interest rates, may also impact the level of income. When interest rates increase, call option premiums are generally higher while put option premiums are generally lower. A decrease in interest rates generally has the opposite effect on premiums.

While the Fund does not seek leveraged exposure to the Index, the Fund seeks to achieve and maintain exposure to the value of the Index by using the leverage inherent in options contracts. The Fund’s strategy is designed to provide approximately daily, 100% downside notional exposure to the Index if the Index value falls below the strike price of the put options written or rises above the strike price of the call options written. The call options and put options sold by the Fund will each have approximately equal notional values of no more than 100% of the Fund’s net assets at the time they are sold. More specifically:

Notional value refers to the value that the option controls. It is calculated by multiplying the price of the asset underlying the option (the Index) by the options multiplier by the number of contracts. The options multiplier is the number of shares an option contract controls. Equity options each control 100 underlying shares and therefore have a 100 options multiplier.

By way of example, assume the Fund has assets of $10 million and the Index is priced at $60. The value of one option contract would therefore be $6,000 (the $60 Index price x the 100 options multiplier). To determine the number of put and call option contracts needed to encompass approximately 100% of the Fund’s net assets, the Fund’s value is divided by the value of one contract ($10,000,000 divided by $6,000 = 1,666). Since 1,666 contracts will be written each for call options and put options, the total number of contracts needed is 3,332. The notional exposure would thus be approximately $10,000,000 ($60 x 100 x 1,666 = $9,996,000) from the call options and approximately $10,000,000 ($60 x 100 x 1,666 = $9,996,000) from the put options, summing to a total notional exposure of approximately $20,000,000 ($19,992,000) or 200% of the Fund’s net assets.

Possible Outcomes of Short Strangle Strategy

On days when the Index increases in value beyond the strike price of the sold call options, the potential loss on the option is essentially unlimited, as the value of the Index can theoretically rise indefinitely. On days when the Index decreases in value beyond the strike price of the sold put options, the potential loss on the options is the difference between the strike price of the put options and 0, as the value of the Index can theoretically decrease to 0. These losses may be incurred on any given day and shareholders who hold the Fund for multiple days can incur multiple days of such losses. However, any such losses will always be offset to some degree by the option premium income the Fund received from the sold options.

General Impact of Increases in Value of the Russell 2000 Index

●	On days when the Index increases in value, but not up to the value of the strike price of the sold call options, the call options sold by the Fund will expire out-of-the-money (along with the sold put options) and the Fund will benefit from the option premium income it received in connection with the sale of the options.

●	On days when the Index increases in value beyond the strike price of the sold call options, the Fund’s sold call options will expire “in-the-money” and the Fund will owe the purchaser of the call options the difference between the settlement value of the Index and the strike price of the sold call options. On such days, the potential loss on the option is essentially unlimited, as the value of the Index can theoretically rise indefinitely. However, such a loss will always be offset to some degree by the option premium income the Fund received from the sold options.

General Impact of Decreases in Value of the Russell 2000 Index

●	On days when the Index decreases in value, but not down to the value of the strike price of the sold put options, the put options sold by the Fund will expire out-of-the-money (along with the sold call options) and the Fund will benefit from the option premium income it received in connection with the sale of the options.

●	On days when the Index decreases in value beyond the strike price of the sold put options, the Fund’s sold put options will expire in-the-money, and the Fund will owe the purchaser of the put options the difference between the settlement value of the Index and the strike price of the sold put options. On such days, the potential loss on the options is the difference between the strike price of the put options and 0, as the value of the Index can theoretically decrease to 0. However, such a loss will always be offset to some degree by the option premium income the Fund received from the sold options.

The following graph illustrates the gain/loss characteristics of the short strangle strategy:

For purposes of this illustration, assume:

-	the value of the Index is $5,250

-	a short call option on the Index is sold at a strike price of $5,330 (above the price of the Index)

-	a short put option on the Index is sold at a strike price $5,170 (below the price of the Index)

If, upon expiration of the options (one day):

1.	the value of the Index is between $5,170 and $5,330, the call and the put options expire worthless and the strategy earns its maximum gain – the premiums received from the sold options ($2.20, as depicted by the horizontal portion of the green line in the graph).

2.	the value of the Index increases to above $5,330, the strategy suffers a loss of the difference between the strike price of the option and the value of the Index (as depicted by the downward red arrow on the right side of the graph).

3.	the value of the Index decreases to below $5,170, the strategy suffers a loss of the difference between the strike price of the option and the value of the Index (as depicted by the downward red arrow on the left side of the graph).

Any losses incurred are partially offset by the premium income received for the options sold.

Portfolio of the Fund

Principal Portfolio Holdings of the Fund
Portfolio Holdings	Investment Terms	Expected Target Maturity
Sold put option contracts	“out-of-the money” (i.e., the strike price is below the then-current price of the Index at the time of sale)	1 day
Sold call option contracts	“out-of-the money” (i.e., the strike price is above to the then-current price of the Index at the time of sale)	1 day
U.S Treasury Securities, Money Market Funds and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government. The Fund will generally hold U.S. Treasuries to maturity.

These instruments are used as collateral for the Fund’s options and to generate income.

The market value of the cash, money market funds and U.S. Treasuries held by the Fund is expected to comprise at least 80% of the Fund’s net assets.

Up to 1-year maturities at the time of purchase

The Fund will generally seek to employ its investment strategy regardless of whether there are periods of adverse market, economic, or other conditions, but may, at times, seek to take temporary defensive positions during such periods. During such conditions, the Adviser may increase or decrease the strike prices of the Fund’s options, based on its assessment of market risk. For example, if the Adviser gauges market risk to be significantly high or rising rapidly, it may sell the options at strike prices farther out-of-the-money.

The Fund intends to primarily utilize exchange-traded European style options, including standardized options and Flexible EXchange® (“FLEX”) options. An option is said to be “European Style” when it can be exercised only at expiration. Standardized options are available with set or defined contract terms, such as the style (call or put), the reference asset, the strike price and expiration date. FLEX options allow for customizable terms (e.g., the strike price can be negotiated). Exchange-listed options contracts, including FLEX options, are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

The Fund will invest, under normal circumstances, at least 80% of the value of its net assets, plus borrowings for investment purposes, in options that provide exposure to the value of the Russell 2000 Index. The Fund will consider the notional value of its options positions for the purpose of assessing compliance with this 80% Policy. The Fund’s 80% Policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

The Fund intends to make monthly cash distribution payments.

The Index

The Russell 2000 Index is a market capitalization-weighted index designed to measure the performance of the small-cap segment of the U.S. equity market. The Fund, Trust and Themes Management Company, LLC (the “Adviser”), the Fund’s investment adviser, are not affiliated with, nor endorsed by, the Russell 2000 Index. The value of the options held by the Fund will fluctuate based on the sector or sectors heavily referenced in the Index. The Fund, Trust and Themes Management Company, LLC (the “Adviser”), the Fund’s investment adviser, are not affiliated with, nor endorsed by, the Russell 2000 Index. An investment in the Fund is not an investment in the Index, nor is the Fund an investment in a traditional passively managed index fund. The Fund does not invest directly in the Index or in companies that comprise the Index.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. When provided, the information will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns compare with a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	In the future, performance for the Fund will be presented in this section. When provided, the information will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns compare with a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-584-3637
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ThemesETFs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Themes Russell 2000 Dual Options Income ETF | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	You can lose money on your investment in the Fund.
Themes Russell 2000 Dual Options Income ETF | Risks Nondiversified Status [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
Themes Russell 2000 Dual Options Income ETF | Non Diversification Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Themes Russell 2000 Dual Options Income ETF | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

You can lose money on your investment in the Fund. The Fund is subject to the risks summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Themes Russell 2000 Dual Options Income ETF | Short Strangle Strategy Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Short Strangle Strategy Risk. On days when the Russell 2000 Index experiences volatility, the Fund may suffer substantial losses. These losses may be suffered on any given day and shareholders who hold the Fund for multiple days can incur multiple days of such losses. Losses may be incurred when the Index experiences gains and also when it experiences losses. On days when the Index experiences significant gains, the Fund will experience a loss equal to the difference between the value of the Index at the end of the day and the strike price of the call option that it sold earlier in the day. Because the value of the Index can theoretically rise indefinitely on any given day, the Fund’s losses on such days are potentially unlimited. On days when the Index experiences significant losses, the Fund will experience a loss equal to the difference between the value of the Index at the end of the day and the strike price of the put option that it sold earlier in the day. Because the value of the Index can theoretically decline to zero on any given day, the Fund’s potential losses on such days are significant. However, the losses the Fund experiences on days when the Index increases or decreases will always be offset to some degree by the option premium income it received in connection with its option sales. The Fund may theoretically suffer its maximum potential loss on any given day. It is possible investors may lose their entire investment in the Fund. The Fund does not provide returns similar to the Russell 2000 Index or participate in the returns of the Index. The Fund may incur its maximum loss on days when the Index experiences significant gains or losses.

Themes Russell 2000 Dual Options Income ETF | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. Market risk is the risk that a particular security, or Shares in general, may fall in value, or fail to rise. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates, and perceived trends in securities prices. Shares could decline in value or underperform other investments. In addition, local, regional, or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. During any such events, Shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on Shares may widen. As a result, an investor could lose money over short or long periods of time.

Themes Russell 2000 Dual Options Income ETF | Referenced Index Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Referenced Index Risk. The Fund invests in options contracts that are based on the value of the Russell 2000 Index. This subjects the Fund to certain of the same risks as if it owned shares of companies that comprised the Index, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of the Index, the Fund may also be subject to the following risks:

Equity Market Risk. Equity securities, such as those included in the Russell 2000 Index, may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors.

Small-Capitalization Investing Risk. Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.

Sector Risk. To the extent companies in particular sectors of the economy are more heavily represented in the Russell 2000 Index, the value of the options held by the Fund will be especially sensitive to developments that significantly affect those sectors.

Indirect Investment Risk. The Russell 2000 Index is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way. Investors in the Fund will not have the right to receive dividends or other distributions or any other rights with respect to the companies that comprise the Index but will be subject to declines in the performance of the Index.

Index Trading Risk. The trading price of the Russell 2000 Index may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general has at times experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of companies.

Themes Russell 2000 Dual Options Income ETF | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Russell 2000 Index and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts Risk. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the values of the options contracts in which it invests are substantially influenced by the value of the Russell 2000 Index. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts.

Written Options Risk. While the Fund will collect premiums on the options it writes, the Fund’s risk of loss if one or more of its options is exercised and expires in-the-money may substantially outweigh the gains to the Fund from the receipt of such option premiums. When selling a put option, the premium received by the Fund may not be enough to offset a loss incurred by the Fund if the price of the Index at expiration is below the strike price by an amount equal to or greater than the premium. When selling a call option, the premium received by the Fund may not be enough to offset a loss incurred by the Fund if the price of the Index at expiration is above the strike price by an amount equal to or greater than the premium.

Risk of Options with One Day to Expiration. The Fund’s use of options with one day to expiration (“daily options”) presents additional risks. Losses may be incurred on any given day and shareholders who hold the Fund for multiple days can incur multiple days of such losses. Due to the short time until their expiration, daily options are more sensitive to sudden price movements and market volatility and could incur losses more rapidly than options with more time until expiration. Because of this, the timing of trades utilizing daily options becomes more critical. Although the Fund intends to purchase its options at the end of each day, any delay in the execution of these trades can significantly impact the outcome of the trade. Such options may also suffer from low liquidity, making it more difficult for the Fund to enter into its positions each day at desired prices. The bid-ask spreads on daily options can be wider than with traditional options, increasing the Fund’s transaction costs and negatively affecting its returns. Additionally, the proliferation of options with one day to expiration is relatively new and may therefore be subject to rule changes and operational frictions. To the extent that the OCC enacts new rules relating to options with one day to expiration that make it impracticable or impossible for the Fund to utilize daily options to effectuate its investment strategy, it may instead utilize options with the shortest remaining maturity available.

FLEX Options Risk. FLEX Options are exchange-traded options contracts with uniquely customizable terms like exercise price, style, and expiration date. Due to their customization and potentially unique terms, FLEX Options may be less liquid than other securities, such as standard exchange listed options. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund’s shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price.

Leverage Risk. While the Fund does not seek leveraged exposure to the performance of the Russell 2000 Index, the Fund seeks to achieve and maintain exposure to the value of the Index by using the leverage inherent in options contracts. Therefore, the Fund is subject to leverage risk. When the Fund sells an option or enters into a transaction without investing an amount equal to the full economic exposure of the option or transaction, it creates a form of investment leverage, which can result in the Fund losing more than the income generated from writing options. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in immediate and substantial losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities.

Themes Russell 2000 Dual Options Income ETF | Clearing Member Default Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Clearing Member Default Risk. Transactions in some types of derivatives, including the options sold by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Themes Russell 2000 Dual Options Income ETF | Distribution Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Distribution Risk. The Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Themes Russell 2000 Dual Options Income ETF | Transaction Cost Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Transaction Cost Risk. The Fund will pay transaction costs, such as commissions or mark-ups in the bid/offer spread on an option position, when it writes options. Because the Fund “turns over” its option positions every day in this fashion, it will incur high levels of transaction costs. While the turnover of the option positions sold by the Fund is not deemed “portfolio turnover” for accounting purposes, the economic impact to the Fund is similar to what could occur if the Fund experienced high portfolio turnover (e.g., in excess of 100% per year). The Fund’s high levels of transaction costs may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example thereunder, may affect the Fund’s performance.

Themes Russell 2000 Dual Options Income ETF | Active Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Active Management Risk. The Fund is actively-managed and may not meet its investment objective based on the success or failure of the Adviser or the Fund’s portfolio managers to implement investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques applied by the Adviser and portfolio managers and the skill of the Adviser and/or portfolio manager in evaluating the value and risks associated with the Fund’s short strangle strategy, including their ability to assess the volatility of the Russell 2000 Index and establishing the strike prices of the options sold by the Fund. It is possible the investment techniques employed on behalf of the Fund will not produce the desired results.

Themes Russell 2000 Dual Options Income ETF | Inflation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.

Themes Russell 2000 Dual Options Income ETF | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Interest Rate Risk. Interest rate risk is the risk that the value of the Fund’s investments will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term options and debt securities and higher for longer-term options and debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. When interest rates increase, call options generally benefit while put option prices are impacted negatively.

Themes Russell 2000 Dual Options Income ETF | Special Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Special Tax Risk. The Fund intends to qualify as a “regulated investment company” (“RIC”); however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. The Fund’s pursuit of its investment strategies will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and was ineligible to or did not cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. The Fund’s investment strategy may limit its ability to distribute dividends eligible for treatment as qualified dividend income, which for non-corporate shareholders are subject to federal income tax at rates of up to 20%. The Fund’s investment strategy may also limit its ability to distribute dividends eligible for the dividends-received deduction for corporate shareholders. For these reasons, a significant portion of distributions received by Fund shareholders may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy. You should consult your tax advisor as to the tax consequences of acquiring, owning and disposing of Shares. Investors should consult their tax advisor as to the tax consequences of acquiring, owning and disposing of Shares.

Themes Russell 2000 Dual Options Income ETF | Tax Efficiency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Tax Efficiency Risk. Unlike most ETFs, the Fund currently intends to effect redemptions primarily for cash, rather than primarily in-kind redemptions. As such, investments in Shares may be less tax-efficient than investments in conventional ETFs. ETFs generally are able to make in-kind redemptions and avoid being taxed on gain on the distributed portfolio securities at the fund level. Because the Fund currently intends to effect redemptions primarily for cash, rather than in-kind distributions, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were able to distribute portfolio securities in-kind. The Fund generally intends to distribute these gains to shareholders to avoid being taxed on this gain at the Fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF. In addition, as a result of the Fund selling options daily, it is expected that any distributions by the Fund will be taxable as ordinary income.

Themes Russell 2000 Dual Options Income ETF | E T F Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although shares of the Fund are listed for trading on a national securities exchange, the Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange or that the requirements of the Exchange or any exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to execute its options strategy, may be unable to accurately price its investments and/or may incur substantial trading losses. This risk may be greater for the Fund as it seeks to have exposure to a single index as opposed to a more diverse portfolio like a traditional pooled investment. If trading in the Fund’s shares are halted, investors may be temporarily unable to trade shares of the Fund. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Index’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Themes Russell 2000 Dual Options Income ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Themes Russell 2000 Dual Options Income ETF | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult or impossible to purchase or sell at an advantageous time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid.

Themes Russell 2000 Dual Options Income ETF | New Adviser Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Adviser Risk. Although the Adviser’s principals and the Fund’s portfolio managers have experience managing investments in the past, the Adviser is a newly-formed entity and has limited experience managing investments for an ETF, which may limit the Adviser’s effectiveness.

Themes Russell 2000 Dual Options Income ETF | New Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Fund Risk. The Fund is new with no operating history. As a result, there can be no assurance that the Fund will grow to or maintain an economically viable size, as a result of which it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.

Themes Russell 2000 Dual Options Income ETF | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Themes Russell 2000 Dual Options Income ETF | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. Independent market quotations for certain investments held by the Fund may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that the Fund may not be able to sell an investment at the price assigned to the investment by the Fund. In addition, the securities in which the Fund invests may trade on days that the Fund does not price its shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their Fund holdings.

Themes Russell 2000 Dual Options Income ETF | Money Market Instruments Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Money Market Instruments Risk. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a money market fund.

Themes Russell 2000 Dual Options Income ETF | U S Government Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

U.S. Government Securities Risk. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

Themes Russell 2000 Dual Options Income ETF | Themes Russell 2000 Dual Options Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IWMO
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[11]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 157
Themes NVDA PutWrite Options Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Themes NVDA PutWrite Options Income ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Themes NVDA PutWrite Options Income ETF (the “Fund”) is an exchange-traded fund (“ETF”) that seeks current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed ETF that seeks current income by employing a put selling (or “writing”) strategy using primarily at-the-money options on the common stock of Nvidia Corporation (NASDAQ: NVDA) (the “Underlying Stock” or “NVDA”) to generate income. Specifically, the Fund aims to generate income from its options investments when the Underlying Stock rises in value above the strike price of the put options written. When the Underlying Stock’s value falls below the strike price of the put options, the Fund is likely to incur losses and may be obligated to buy shares of the Underlying Stock at the strike price. Accordingly, the Fund is intended for investors who seek income when the investor believes the Underlying Stock will remain flat or rise in value. The Fund is not designed to participate in the market performance of the Underlying Stock when the Underlying Stock increases in value. When the Underlying Stock decreases in value the Fund will participate in the decline and incur losses; however, any such losses will be offset to some degree by the option premium income the Fund received from the sold options.

The Fund’s Put Writing Strategy

To implement this strategy, on a weekly basis, the Fund will write put options on the Underlying Stock that are primarily at-the-money (i.e., equal to the Underlying Stock’s current market price) and have one week to expiration. As the seller of the put options, the Fund receives cash (the “premium”) from the purchaser for each put sold and commits to buying shares of the Underlying Stock at the strike price if the option owner exercises its option. If a put option sold by the Fund is exercised prior to expiration (i.e., “assigned” or “put” to the Fund), the Fund will purchase the shares of the Underlying Stock at the time of exercise at the strike price and will hold the Underlying Stock shares until they are liquidated. Generally speaking, however, the Fund may proactively close out in-the-money put options before expiration to prevent being assigned shares of the Underlying Stock.

Possible Outcomes of the Fund’s Investment Strategies

The premiums received by the Fund from writing options will increase the Fund’s return if the option is not exercised and thus expires worthless. However, if the value of the Underlying Stock declines below the strike price at any time prior to expiration, the option is in-the-money and the Fund will be required, if the option is exercised by the option holder, to buy the Underlying Stock at the strike price, effectively paying the holder the difference between the strike price and the closing price of the Underlying Stock. Therefore, by writing a put option, the Fund is exposed to the risk of losing the amount by which the price of the Underlying Stock is less than the strike price at any time prior to the option’s expiration. Accordingly, the potential return to the Fund is limited to the amount of option premiums it receives, while the Fund can potentially lose up to the entire strike price of each option it sells. In such a case, Fund losses will likely outweigh the income attributable to the options premiums received and Fund losses may be substantial. Further, if the value of the Underlying Stock increases, the Fund’s returns will not increase accordingly.

Essentially, if the value of the Underlying Stock remains above a put option’s strike price, the buyer of the put option likely won’t exercise the option, allowing the Fund to retain the premium. Conversely, if the value of the Underlying Stock drops below the strike price, the holder of the option may exercise the option and assign (or put) the stock to the Fund. The Fund would then be required to pay the option holder a price equal to the strike price of the option, and the Fund would receive shares of the Underlying Stock equal to the number of contracts sold. The Fund would then liquidate the shares of the Underlying Stock at its earliest convenience and seek to reestablish the put option position.

The Fund’s Use of Written Put Options

The Fund’s strategy is designed to have approximately a weekly, 100% downside notional exposure to the Underlying Stock. Essentially, the value of the put options that the Fund invests in will match the value as if the Fund had directly purchased the Underlying Stock. More specifically:

The notional value of an option refers to the value that the options control. It is calculated by multiplying the price of the asset underlying the option (the Index) by the options multiplier by the number of contracts. The options multiplier is the number of shares an option contract controls. Equity options each control 100 underlying shares and therefore have a 100 options multiplier.

By way of example, assume the Fund has assets of $10 million and the Index is priced at $60. The value of one option contract would therefore be $6,000 (the $60 Index price x the 100 options multiplier). To determine the number of put option contracts needed to encompass approximately 100% of the Fund’s net assets, the Fund’s value is divided by the value of one contract ($10,000,000 divided by $6,000 = 1,666). The notional exposure would thus be approximately $10,000,000 ($60 x 100 x 1,666=$9,996,000) from the put options written or 100% of the Fund’s net assets.

However, the Fund’s notional exposure will drift during each week. The Fund may at times write options on the Underlying Stock with aggregate notional value greater than the value of the Fund’s assets. In those cases, the Fund may be considered to have created investment leverage; leverage increases the volatility of the Fund and may result in losses greater than if the Fund had not been leveraged. It is also possible that the Fund will create investment leverage by borrowing money.

The Fund will typically reallocate its portfolio at the end of each trading week. That is, the Fund will either allow each week’s options to expire, purchase the corresponding shares of the Underlying Stock at the strike price and liquidate the Underlying Stock position as early as reasonably possible, close (i.e., buy back) the option, or roll it early. “Rolling” an option contract refers to the process of buying existing put option contracts to close them out and immediately selling new put option contracts. The Fund will enter into new put options when the options have expired, closed, or rolled early. The sold put options positions will be reestablished weekly.

At least weekly, the options sold by the Fund are settled by delivery at expiration or expire with no value and new option positions are established while the Fund sells any shares of the Underlying Stock it owns as a result of such settlements or of the Fund’s prior option positions having been exercised. The Fund’s weekly (or more frequent) cycle of reallocating its portfolio likely will cause the Fund to have frequent and substantial turnover in its option positions. If the Fund receives additional inflows (and issues more Shares accordingly in large numbers known as “Creation Units”) during a one-week period, the Fund will sell additional listed put options which will be exercised or expire at the end of such one-week period. Conversely, if the Fund redeems Shares in Creation Unit size during a weekly period, the Fund will terminate the appropriate portion of the options it has sold accordingly.

Principal Portfolio Holdings of the Fund

Portfolio Holdings	Investment Terms	Expected Target Maturity
Sold put option contracts	“at-the money” (i.e., the strike price is equal to the then-current price of the Index at the time of sale)	1 week
U.S Treasury Securities, Money Market Funds and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government. The Fund will generally hold U.S. Treasuries to maturity.

These instruments are used as collateral for the Fund’s options and to generate income.

The market value of the cash, money market funds and U.S. Treasuries held by the Fund is expected to comprise at least 80% of the Fund’s net assets.

Up to 1-year maturities at the time of purchase

Though the Fund intends to sell options that are at-the-money, the put options sold by the Fund may at times be sold slightly in-the-money (i.e., higher than the Underlying Stock’s current market price) or slightly out-of-the-money (i.e., below the Underlying Stock’s current market price) depending on the market volatility of the Underlying Stock on the day the option is sold.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the securities of the Underlying Stock and options that provide exposure to the Underlying Stock. The Fund will consider the notional value of its options positions for the purpose of assessing compliance with this 80% Policy. The Fund’s 80% Policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

The Fund will write exchange-traded options contracts that utilize the Underlying Stock as the reference asset. In general, a put option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to sell (put) to the seller (writer) of the option the Underlying Stock at a specified exercise price. The Fund intends to primarily utilize European style Flexible EXchange® (“FLEX”) options. FLEX options are exchange-traded and allow for customizable terms (e.g., the strike price can be negotiated). An option is said to be “European Style” when it can be exercised only at expiration. If a listed put option sold by the Fund is assigned to the Fund, the Fund will buy the NVDA shares underlying the option at the time of exercise at the strike price, and will hold the shares of the Underlying Stock until the Fund is able to liquidate the shares. The expiration dates at the time of purchase for the Fund’s written puts will typically be one week, but may range up to one month at times) (the “Put Period”).

The Fund will seek to employ its investment strategy regardless of whether there are periods of adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

As a result of its investment strategies, the Fund will be concentrated in the industry to which the Underlying Stock is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure in the industry to which the Underlying Stock is assigned). As of the date of this prospectus, NVDA is assigned to the semiconductor industry.

The Fund intends to make monthly distribution payments to shareholders.

Nvidia Corporation

Nvidia Corporation designs, develops, and markets three-dimensional (3D) graphics processors and related software. Nvidia offers products that provide interactive 3D graphics to the mainstream personal computer market. Nvidia pioneered accelerated computing to help solve the most challenging computational problems. More recently, graphic processing units’ deep learning have ignited artificial intelligence with the graphic processing unit acting as the brain of computers, robots and self-driving vehicles. Nvidia Corporation is listed on the Nasdaq Global Select Market. The market capitalization of Nvidia Corporation as of the date of this prospectus was approximately $3.5 trillion.

This prospectus relates only to the Fund Shares offered hereby and is not a prospectus for the common stock or other securities of Nvidia Corporation. The common stock of Nvidia Corporation (NVDA) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Nvidia Corporation pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Nvidia Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. Nvidia Corporation is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates, and is not involved with this offering in any way.

The Fund’s performance will differ from that of the Underlying Stock. The performance differences will depend on, among other things, the Underlying Stock’s value, changes in the value of the put options contracts the Fund has sold, and changes in the value of the U.S. Treasuries and money market instruments held by the Fund. The Fund’s ability to achieve its investment objective of current income is not dependent on the price appreciation of the Underlying Stock.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
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Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. When provided, the information will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns compare with a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	In the future, performance for the Fund will be presented in this section. When provided, the information will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns compare with a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-584-3637
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ThemesETFs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Themes NVDA PutWrite Options Income ETF | Risks Lose Money [Member]
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Risk Caption	rr_RiskCaption	You can lose money on your investment in the Fund.
Themes NVDA PutWrite Options Income ETF | Non Diversification Risk [Member]
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Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Risk Caption	rr_RiskCaption	The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
Themes NVDA PutWrite Options Income ETF | All Risk [Member]
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You can lose money on your investment in the Fund. The Fund is subject to the risks summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Themes NVDA PutWrite Options Income ETF | Market Risk [Member]
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Market Risk. Market risk is the risk that a particular security, or Shares in general, may fall in value, or fail to rise. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates, and perceived trends in securities prices. Shares could decline in value or underperform other investments. In addition, local, regional, or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. During any such events, Shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on Shares may widen. As a result, an investor could lose money over short or long periods of time.

Themes NVDA PutWrite Options Income ETF | Derivatives Risk [Member]
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Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts Risk. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. There may at times be an imperfect correlation between the movement in the values of options contracts and the Underlying Stock, which may prevent the Fund from achieving its investment objective. In addition, there may at times not be a liquid secondary market for certain options contracts. The value of the options used by the Fund will be determined based on market quotations or other recognized pricing methods.

FLEX Options Risk. FLEX Options are exchange-traded options contracts with uniquely customizable terms like exercise price, style, and expiration date. Due to their customization and potentially unique terms, FLEX Options may be less liquid than other securities, such as standard exchange listed options. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund’s shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price.

Leverage Risk. While the Fund does not seek leveraged exposure to the Underlying Stock, the Fund seeks to achieve and maintain the exposure to the value of the Underlying Stock by using the leverage inherent in options contracts. Therefore, the Fund is subject to leverage risk. When the Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in the Fund losing more than it originally invested. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Options trading involves a degree of leverage and as a result, a relatively small price movement may result in immediate and substantial losses to the Fund.

Themes NVDA PutWrite Options Income ETF | Clearing Member Default Risk [Member]
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Clearing Member Default Risk. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Themes NVDA PutWrite Options Income ETF | Distribution Risk [Member]
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Distribution Risk. The Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Themes NVDA PutWrite Options Income ETF | Transaction Cost Risk [Member]
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Transaction Cost Risk. The Fund will pay transaction costs, such as commissions or mark-ups in the bid/offer spread on an option position, when it writes options. Because the Fund “turns over” its option positions every week in this fashion, it will incur high levels of transaction costs. While the turnover of the option positions sold by the Fund is not deemed “portfolio turnover” for accounting purposes, the economic impact to the Fund is similar to what could occur if the Fund experienced high portfolio turnover (e.g., in excess of 100% per year). The Fund’s high levels of transaction costs may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example thereunder, may affect the Fund’s performance.

Themes NVDA PutWrite Options Income ETF | Active Management Risk [Member]
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Active Management Risk. The Fund is actively-managed and may not meet its investment objective based on the success or failure of the Adviser or the Fund’s portfolio managers to implement investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques applied by the Adviser and portfolio managers and the skill of the Adviser and/or portfolio manager in evaluating the value and risks associated with the Fund’s investment strategy, including their ability to assess the volatility of NVDA and establishing the strike prices of the options sold by the Fund. It is possible the investment techniques employed on behalf of the Fund will not produce the desired results.

Themes NVDA PutWrite Options Income ETF | Inflation Risk [Member]
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Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.

Themes NVDA PutWrite Options Income ETF | Interest Rate Risk [Member]
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Interest Rate Risk. Interest rate risk is the risk that the value of the Fund’s investments will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term options and debt securities and higher for longer-term options and debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. When interest rates increase, call options generally benefit while put option prices are impacted negatively.

Themes NVDA PutWrite Options Income ETF | Special Tax Risk [Member]
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Special Tax Risk. The Fund intends to qualify as a “regulated investment company” (“RIC”); however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. The Fund’s pursuit of its investment strategies will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and was ineligible to or did not cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. The Fund’s investment strategy may limit its ability to distribute dividends eligible for treatment as qualified dividend income, which for non-corporate shareholders are subject to federal income tax at rates of up to 20%. The Fund’s investment strategy may also limit its ability to distribute dividends eligible for the dividends-received deduction for corporate shareholders. For these reasons, a significant portion of distributions received by Fund shareholders may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy. You should consult your tax advisor as to the tax consequences of acquiring, owning and disposing of Shares. Investors should consult their tax advisor as to the tax consequences of acquiring, owning and disposing of Shares.

Themes NVDA PutWrite Options Income ETF | Tax Efficiency Risk [Member]
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Tax Efficiency Risk. Unlike most ETFs, the Fund currently intends to effect redemptions primarily for cash, rather than primarily in-kind redemptions. As such, investments in Shares may be less tax-efficient than investments in conventional ETFs. ETFs generally are able to make in-kind redemptions and avoid being taxed on gain on the distributed portfolio securities at the fund level. Because the Fund currently intends to effect redemptions primarily for cash, rather than in-kind distributions, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were able to distribute portfolio securities in-kind. The Fund generally intends to distribute these gains to shareholders to avoid being taxed on this gain at the Fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF. In addition, as a result of the Fund selling options at least weekly, it is expected that any distributions by the Fund will be taxable as ordinary income.

Themes NVDA PutWrite Options Income ETF | E T F Risks [Member]
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ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although shares of the Fund are listed for trading on a national securities exchange, The NASDAQ Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange or that the requirements of the Exchange or any exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to execute its options strategy, may be unable to accurately price its investments and/or may incur substantial trading losses. This risk may be greater for the Fund as it seeks to have exposure to a single stock as opposed to a more diverse portfolio like a traditional pooled investment. If trading in the Fund’s shares are halted, investors may be temporarily unable to trade shares of the Fund. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Stock being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Themes NVDA PutWrite Options Income ETF | Cybersecurity Risk [Member]
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Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Themes NVDA PutWrite Options Income ETF | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult or impossible to purchase or sell at an advantageous time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid.

Themes NVDA PutWrite Options Income ETF | New Adviser Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Adviser Risk. Although the Adviser’s principals and the Fund’s portfolio managers have experience managing investments in the past, the Adviser is a newly-formed entity and has little experience managing investments for an ETF, which may limit the Adviser’s effectiveness.

Themes NVDA PutWrite Options Income ETF | New Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Fund Risk. The Fund is new with no operating history. As a result, there can be no assurance that the Fund will grow to or maintain an economically viable size, as a result of which it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.

Themes NVDA PutWrite Options Income ETF | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Themes NVDA PutWrite Options Income ETF | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. Independent market quotations for certain investments held by the Fund may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that the Fund may not be able to sell an investment at the price assigned to the investment by the Fund. In addition, the securities in which the Fund invests may trade on days that the Fund does not price its shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their Fund holdings.

Themes NVDA PutWrite Options Income ETF | Money Market Instruments Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Money Market Instruments Risk. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a money market fund.

Themes NVDA PutWrite Options Income ETF | U S Government Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

U.S. Government Securities Risk. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

Themes NVDA PutWrite Options Income ETF | Equity Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Market Risk. The Fund invests in options contracts that are based on the value of the Underlying Stock. This subjects the Fund to certain of the same risks as if it owned equity securities of Nvidia Corporation, even though it generally does not. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Themes NVDA PutWrite Options Income ETF | Large Capitalization Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large-Capitalization Investing Risk. Large capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

Themes NVDA PutWrite Options Income ETF | Put Writing Strategy Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Put Writing Strategy Risk. Put Options are generally subject to volatile swings in price based on changes in value of the Underlying Stock and the value of the Fund’s positions in options may be subject to greater fluctuations in value than investments directly in the Underlying Stock. The Fund will incur a form of economic leverage through its use of options, which will increase the volatility of the Fund’s returns and may increase the risk of loss to the Fund. If the value of the Underlying Stock declines below the strike price, the option will finish in-the-money and the Fund will be required to make a cash payment based on the difference between the strike price and the price of the Underlying Stock at the time the option is exercised. Therefore, by writing a put option, the Fund is exposed to the amount by which the price of the Underlying Stock is less than the strike price. While the Fund will collect premiums on the options it writes, the Fund’s risk of loss if one or more of its options is exercised and expires in-the-money may substantially outweigh the gains to the Fund from the receipt of such option premiums. Moreover, the options sold by the Fund may have an imperfect correlation to the returns of the Underlying Stock. The potential return to the Fund is limited to the amount of option premiums it receives; however, the Fund can potentially lose up to the entire strike price of each option it sells. Further, if the value of the securities underlying the options sold by the Fund (i.e., the Underlying Stock) increases, the Fund’s returns will not increase accordingly.

Themes NVDA PutWrite Options Income ETF | Implied Volatility Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Implied Volatility Risk. When the Fund sells a listed put option, it gains the amount of the premium it receives, but also incurs a corresponding liability representing the value of the option it has sold (until the option is exercised and finishes in the money or expires worthless). The value of the options in which the Fund invests is partly based on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the Underlying Stock underlying the options do not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the Fund’s NAV. The Fund is therefore exposed to implied volatility risk before the options expire or are exercised. This is the risk that the value of the implied volatility of the options sold by the Fund will increase due to general market and economic conditions, perceptions regarding the industries in which Nvidia Corporation participates, or factors relating specifically to the Underlying Stock.

Themes NVDA PutWrite Options Income ETF | Price Participation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Price Participation Risk. The Fund may sell in-the-money put option contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Stock over the Put Period (typically, one week, but may range up to one month). This means that if the Underlying Stock experiences an increase in value above the strike price of the sold put options during a Put Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Stock over the Put Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Stock over each Put Period, but has full exposure to any decreases in value experienced by the Underlying Stock over the Put Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Stock. The degree of participation in the Underlying Stock’s gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put option contracts and will vary from Put Period to Put Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Stock, changes in interest rates, changes in the actual or perceived volatility of the Underlying Stock and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Stock changes and time moves towards the expiration of each Put Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected that the Fund’s NAV will directly correlate on a day-to-day basis with the returns of the Underlying Stock. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Stock will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Stock.

Themes NVDA PutWrite Options Income ETF | Issuer Specific Apple Inc Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Issuer-Specific (Nvidia Corporation) Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated with operating companies and companies in the information technology sector and the semiconductor industry, Nvidia Corporation faces risks associated with: failure to meet the evolving needs of its large markets – gaming, data center, professional visualization and automotive – and identifying new products, services and technologies; competition; changes in customer demand; supply chain issues; manufacturing delays; potential significant mismatches between supply and demand giving rise to product shortages or excessive inventory; the dependence on third-parties and their technology to manufacture, assemble, test, or package its products which reduces control over product quantity and quality, manufacturing yields, development, enhancement and product delivery schedules; significant product defects; international sales and operations, including adverse economic conditions; impacts from climate change, including water and energy availability; inability to realize the potential benefits from business investments and acquisitions; concentration of revenue from a limited number of partners, distributors and customers; the ability to attract, retain and motivate executives and key employees; system security and data protection breaches, including cyberattacks; business disruptions; the proper function of its business processes and information systems; fluctuations in operating results; increased scrutiny from shareholders and regulators regarding its environmental, social and governance responsibilities could result in increased operating expenses or adversely impact its reputation or ability to attract customers or suppliers; issues related to the responsible use of artificial intelligence (AI); ability to protect its intellectual property; ever changing and increasingly stringent data privacy and security laws and regulations; as well as other regulatory, tax related and legal issues, including the changing regulations regarding AI.

Themes NVDA PutWrite Options Income ETF | Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Concentration Risk. The Fund will be concentrated in the industry to which Nvidia Corporation is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which Nvidia Corporation is assigned). The Fund’s performance will therefore be particularly susceptible to adverse events impacting such industry, which may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in a particular industry. As a result, the value of the Fund’s investments may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

Semiconductor Industry Risk. Semiconductor companies may have limited product lines, markets, financial resources or personnel. Semiconductor companies typically face intense competition, potentially rapid product obsolescence and high capital costs and are dependent on third-party suppliers and the availability of materials. They are also heavily dependent on intellectual property rights and may be adversely affected by loss or impairment of those rights. Semiconductor companies are also affected by the economic performance of their customers.

Themes NVDA PutWrite Options Income ETF | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
Themes NVDA PutWrite Options Income ETF | Themes NVDA PutWrite Options Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	NVDO
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.39%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[12]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 40
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 125
Themes Russell 2000 Enhanced Iron Condor Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Themes Russell 2000 Enhanced Iron Condor Income ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Themes Russell 2000 Enhanced Iron Condor Income ETF (the “Fund”) seeks current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed ETF that seeks current income by employing an options strategy known as the “short iron condor” on the Russell 2000® Index (the “Russell 2000 Index” or the “Index”). More precisely, the Fund aims to generate income from its options investments when the Index experiences little or no volatility during the time period for which the options provide exposure (typically, every business day). On days when the Index experiences volatility (positive or negative), the Fund has the potential to incur losses (on any given day). This strategy involves selling (or “writing”) out-of-the-money call and put options on the Index, each with approximately equal notional values not exceeding 200% of the Fund’s net assets at the time of sale, while simultaneously buying call and put options on the Index with strike prices even farther out-of-the-money, also each with approximately equal notional values not exceeding 200% of the Fund’s net assets at the time of sale, all with the same expiration date (the next day).

Iron Condor Strategy

To implement this strategy, every business day the Fund will:

(1)	write call options on the Russell 2000 Index each at a strike price (the price at which the option can be exercised) above the current value of the Index (a “short call”), and

(2)	write put options on the Russell 2000 Index each at a strike price below the current value of the Index (a “short put”);

and, simultaneously:

(3)	buy call options on the Russell 2000 Index each at a strike price farther above the current value of the Index than the short call sold (a “long call”), and

(4)	buy put options on the Russell 2000 Index each at a strike price farther below the current value of the Index than the short put sold (a “long put”).

The combination of these options positions creates what is known as an “iron condor.” Each of these options will typically have one day to expiration and will be considered “out-of-the-money” (i.e., the price of the Russell 2000 Index is below the strike price for calls and above the strike price for puts) when bought or sold by the Fund. The put and call options will be bought and sold in tandem and reestablished daily. Specifically, a corresponding short put option will be sold for every short call option sold and a corresponding long put option will be bought for every long call option bought. The strike price of each short option will be as close to equidistant as possible from the value of the Index when written (the short call strike will be higher and the short put strike will be lower), and the strike prices of each long option will be as close to equidistant as possible from the value of the Index when purchased (the long call will be higher and the long put will be lower).

The Fund will trade exchange-traded options contracts that utilize the Russell 2000 Index as the reference asset. In general, an option is a contract that gives the purchaser (holder) of the option, in return for cash (a “premium”), the right to buy from (call) or sell to (put) the seller (writer) of the option the security underlying the option at a specified exercise price. For cash-settled options such as those used by the Fund, the writer of the option has the obligation upon exercise to deliver to the purchaser the cash difference between the value of the reference asset (the Index) at expiration and the strike price of the option.

The Fund seeks to make monthly distributions through a steady income generated by regularly selling the options detailed above, commonly referred to as “call spreads” and “put spreads.” The “call spread” is the difference between the strike prices of the Fund’s short call and the long call and the “put spread” is the difference between the Fund’s short put and the long put. The Fund will enter into the same number of option contracts for the long and short legs of each spread with the same expiration dates and same notional value; however, the positions will have different strike prices. The options in the call spread will be approximately equidistant to the value of the Index as the corresponding options in the put spread. The Fund aims to provide an “enhanced” yield compared to other option-based strategies by frequently selling short-term options, typically with a one-day duration, at twice the notional amount of the Fund’s assets. This method may result in higher income than an approach of selling longer-term options over the same period at their notional amount. As the seller of the short call and short put options, the Fund receives a premium from the purchaser and, as the buyer of the long call and long put options, the Fund pays a premium to the seller. Because the long options purchased are farther out-of-the-money than the short options sold, their premiums are lower than the written options, so there is a net credit to the Fund when placing the trade. The difference between the premium income the Fund receives and the premiums paid by the Fund is the “net options premium income.”

The Fund does not provide returns similar to the Russell 2000 Index or participate in the returns of the Index and the Fund’s performance will differ from that of the Index’s performance. The performance differences will depend on, among other things, the value of the Index, changes in the value of Index put and call options contracts the Fund has bought and sold, and changes in the value of the U.S. Treasury securities and money market funds the Fund invests its cash in. The income generated by the Fund, mostly in the form of options premiums received from its option sales, will be primarily influenced by the volatility of the Index’s value, although other factors, including interest rates, may also impact the level of income. When interest rates increase, call option premiums are generally higher while put option premiums are generally lower. A decrease in interest rates generally has the opposite effect on premiums.

While the Fund does not seek leveraged exposure to the performance of the Index, the Fund seeks to achieve and maintain exposure to the value of the Index by using the leverage inherent in options contracts. When the Fund sells a put and call spread (“options spreads”) or enters into a transaction without investing an amount equal to the full economic exposure of the options spread or transaction, it creates a form of investment leverage, which can result in the Fund losing more than the income generated from writing options spreads. The Fund intends to sell options spreads, each with a targeted notional value of up to 200% of the Fund’s net assets. However, the net options exposure in the Fund will not exceed 200% of the Fund’s net assets. Such investment leverage increases the volatility of the Fund and may result in losses greater than if the Fund had not been leveraged. The Fund’s strategy is designed to have approximately a daily, limited downside exposure to the Index, and the Fund’s losses are expected to be capped at the strike price of the long call options or the long put options purchased. The maximum drawdown of the Fund is the difference between the strike prices of the call spread, multiplied by 200%, or the difference between the strike prices of the put spread, also multiplied by 200%. The Fund’s call options positions and its put options positions will each have approximately equal notional values of no more than 200% of the Fund’s net assets at the time they are established. More specifically:

The Notional value of an option refers to the value that the option controls. It is calculated by multiplying the price of the asset underlying the option (the Index) by the options multiplier by the number of contracts. The options multiplier is the number of shares an option contract controls. Equity options each control 100 underlying shares and therefore have a 100 options multiplier.

By way of example, assume the Fund has assets of $10 million and the Index is priced at $60. The notional value of one option contract would therefore be $6,000 (the $60 Index price x the 100 options multiplier). To determine the number of option contracts needed to have a notional value equal to approximately 100% of the Fund’s net assets, the Fund’s value is divided by the value of one contract ($10,000,000 divided by $6,000 = 1,667). Because the Fund aims to enhance yield by writing options at twice the notional amount of the Fund’s assets, the Fund would write twice (2x) the number of contracts (1,667 x 2 = 3,334). The Fund would therefore write 3,334 short put option contracts and 3,334 short call option contracts. The notional exposure would thus be approximately $20,000,000 ($60 x 100 x 3,334) from the short call options (200% of the Fund’s net assets) and $20,000,000 ($60 x 100 x 3,334) from the short put options, totaling to $40,000,000. Because these are short positions, their notional value would be -$40,000,000 (-400% of the Fund’s net assets). Additionally, the Fund would purchase 3,334 long call option contracts and 3,334 long put option contracts which (by the same math as above) would each also have a notional exposure of $20 million (200%), totaling to $40,000,000 (400%), but because these are long positions their notional value would be +$40,000,000 (+400%). The net notional exposure of the Fund’s options positions would be zero.

Possible Outcomes of Iron Condor Strategy

The Fund’s iron condor strategy is designed to mitigate downside risk through the use of its long puts and calls and establish a controlled payoff structure (net options premium income). The iron condor is crafted to provide income, mainly through option premiums, when the Russell 2000 Index exhibits minimal or no volatility during the time period for which the options provide exposure (every business day). In contrast, on days when the Index experiences significant volatility, the Fund could face losses up to twice the difference (depending on the notional value of the options in the spread) between the strike prices of the call spread or the put spread (e.g., if the notional value of the options in the spread is 200%, the Fund would lose 200% of the difference between the strike prices in the spread; if the notional value of the options in the spread is 150%, the Fund would lose 150% of the difference between the strike prices in the spread). These losses may be incurred on any given day and shareholders who hold the Fund for multiple days can incur multiple days of such losses. However, any such losses will always be offset to some degree by the option premium income the Fund received from the sold options. The Fund’s call spreads and put spreads will each have a notional value of up to 200% of the Fund’s net assets at the time they are established.

The maximum gain is realized if the value of the Russell 2000 Index is equal to or between the strike prices of the short options upon their expiration. The maximum loss is twice the difference between the strike prices of the call spread (or the put spread) less the net options premium income received. The maximum loss is realized if the price of the Index is above the highest strike price (the long call) or below the lowest strike price (the long put) at expiration. These long positions limit the Fund’s maximum loss to the difference between their strike prices and the strike prices of the corresponding short positions in the spread.

General Impact of Increases in Value of the Russell 2000 Index

●	On days when the Russell 2000 Index increases in value, but not up to the value of the strike price of the written short call options, all the options purchased or sold by the Fund will expire out-of-the-money and the Fund will benefit from the net options premium income received.

●	On days when the Index increases in value beyond the strike price of the written short call options but remains below the strike price of the Fund’s long call options, the Fund’s long call options and put options expire out-of-the-money but the Fund’s written short call options expire in-the-money and the Fund owes the purchaser of the short call options up to twice the difference between the settlement value of the Index and the strike price of the written short call options. This loss to the Fund is capped however by the long call purchased by the Fund and offset by the net options premium income received.

●	On days when the Index increases in value beyond the strike price of both the Fund’s short call and long call options, the Fund’s long and short put options expire out-of-the-money but its long and short call options are each in-the-money and the Fund will suffer its maximum loss. The Fund could face losses up to twice the difference between the strike prices of the call spread, offset by the net options premium income received. However, due to the long call purchased by the Fund, the Fund’s losses will be capped at this amount.

General Impact of Decreases in Value of the Russell 2000 Index

●	On days when the Russell 2000 Index decreases in value, but not down to the value of the strike price of the written short put options, all the options purchased or sold by the Fund will expire out-of-the-money and the Fund will benefit from the net options premium income received.

●	On days when the Index decreases in value beyond the strike price of the written short put options but remains above the strike price of the Fund’s long put options, the Fund’s long put options and call options expire out-of-the-money but the Fund’s written short put options expire in-the-money, and the Fund owes the purchaser of the short put options up to twice the difference between the settlement value of the Index and the strike price of the written put options. This loss to the Fund is capped however by the long put purchased by the Fund and offset by the net options premium income received.

●	On days when the Index decreases in value beyond the strike price of both the Fund’s short put and long put options, the Fund’s long and short call options expire out-of-the-money but its long and short put options are each in-the-money and the Fund will suffer its maximum loss. The Fund could face losses up to twice the difference between the strike prices of the put spread, offset by the net options premium income received. However, due to the long put purchased by the Fund, the Fund’s losses will be capped at this amount.

The following graph illustrates the gain loss characteristics of the Fund’s iron condor strategy:

For purposes of this illustration, assume the value of the Index is $5,250. The Fund:

(1)	Sells two short call options contracts at a strike of $5,330 (above the price of the Index),

(2)	Sells two short put options contracts at a strike of $5,170 (below the price of the Index),

and, simultaneously,

(3)	Buys two long call options contracts at a strike of $5,380 (farther above the price of the Index), and

(4)	Buys two long put options contracts at a strike of $5,120 (farther below the price of the Index).

Profit Scenario:

If the value of the Index is between $5,170 and $5,330 upon expiration of the options (one day), the short call and the short put options expire worthless and the strategy earns its maximum gain – the premiums received from the sold options ($3.74, as depicted by the horizontal portion of the green line in the graph).

Loss Scenarios:

If the value of the Index has increased upon expiration of the options (one day):

●	to above $5,330 but below $5,380, the strategy suffers a loss of up to twice the difference between the strike price of the short call option ($5,330) and the value of the Index less the premium received (as depicted by the downward red line on the right side of the graph).

●	to above $5,380, the strategy suffers a loss of up to twice the difference between the strike price of the short call option ($5,330) and the strike price of the long call option ($5,380) less the premium received ($96.26, as depicted by the horizontal red arrow at $5,380 on the right side of the graph). This is the strategy’s maximum loss on days the Index value increases.

If the value of the Index has decreased upon expiration of the options (one day):

●	to below $5,170 but above $5,120, the strategy suffers a loss of up to twice the difference between the strike price of the short put option ($5,170) and the value of the Index less the premium received (as depicted by the downward red line on the left side of the graph).

●	to below $5,120, the strategy suffers a loss of up to twice the difference between the strike price of the short put option ($5,170) and the strike price of the long put option ($5,120) less the premium received ($96.26, as depicted by the horizontal red arrow at $5,120 on the left side of the graph). This is the strategy’s maximum loss on days the Index value decreases.

Portfolio of the Fund

Principal Portfolio Holdings of the Fund
	Portfolio Holdings (All options are based on the value of the Index)	Investment Terms	Notional Value (as a % of the Fund’s net assets)	Expected Target Maturity
Call Spread	Written call options (short calls)	Out-of-the money	-200%	Typically, 1 day, but may extend to one-week expiration dates
	Purchased call options (long calls)	Farther out-of-the-money	+200%
Put Spread	Written put options (short puts)	Out-of-the money	-200%	Typically, 1 day, but may extend to one-week expiration dates
	Purchased put options (long puts)	Farther out-of-the-money	+200%
U.S Treasury Securities, Money Market Funds and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government. The Fund will generally hold US Treasuries to maturity.

These instruments are used as collateral for the Fund’s options and to generate income.

The market value of the cash, money market funds and U.S. Treasuries held by the Fund is expected to comprise at least 80% of the Fund’s net assets.

				Up to 1-year maturities at the time of purchase

The Fund will generally seek to employ its investment strategy regardless of whether there are periods of adverse market, economic, or other conditions but may, at times, take temporary defensive positions during such periods. During such conditions, the Adviser may increase or decrease the strike prices of the Fund’s options, based on its assessment of market risk. For example, if the Adviser gauges market risk to be significantly high or rising rapidly, it may sell the options at strike prices farther out-of-the-money. In addition, if during such conditions the Adviser is unable to obtain options expiring the next day, it will use options with the shortest time to expiration available, up to one-week.

The Fund intends to primarily utilize exchange-traded European style options, including standardized options and Flexible EXchange® (“FLEX”) options. An option is said to be “European Style” when it can be exercised only at expiration. Standardized options are available with set or defined contract terms, such as the style (call or put), the reference asset, the strike price and expiration date. FLEX options allow for customizable terms (e.g., the strike price can be negotiated). Exchange-listed options contracts, including FLEX options, are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

The Fund will invest, under normal circumstances, at least 80% of the value of its net assets, plus borrowings for investment purposes, in options that provide exposure to the value of the Russell 2000 Index. The Fund will consider the notional value of its options positions for the purpose of assessing compliance with this 80% Policy. The Fund’s 80% Policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

The Fund intends to make monthly distribution payments to shareholders.

The Index

The Russell 2000 Index is a market capitalization-weighted index designed to measure the performance of the small-cap segment of the U.S. equity market. The Fund, Trust and Themes Management Company, LLC (the “Adviser”), the Fund’s investment adviser, are not affiliated with, nor endorsed by, the Russell 2000 Index. The value of the options held by the Fund will fluctuate based on the sector or sectors heavily referenced in the Index. The Fund, Trust and Themes Management Company, LLC (the “Adviser”), the Fund’s investment adviser, are not affiliated with, nor endorsed by, the Russell 2000 Index. An investment in the Fund is not an investment in the Index, nor is the Fund an investment in a traditional passively managed index fund. The Fund does not invest directly in the Index or in companies that comprise the Index.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
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Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. When provided, the information will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns compare with a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	In the future, performance for the Fund will be presented in this section. When provided, the information will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns compare with a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-584-3637
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ThemesETFs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Themes Russell 2000 Enhanced Iron Condor Income ETF | Risks Lose Money [Member]
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Risk Caption	rr_RiskCaption	You can lose money on your investment in the Fund.
Themes Russell 2000 Enhanced Iron Condor Income ETF | Risks Nondiversified Status [Member]
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Risk Caption	rr_RiskCaption	The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
Themes Russell 2000 Enhanced Iron Condor Income ETF | Non Diversification Risk [Member]
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Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Themes Russell 2000 Enhanced Iron Condor Income ETF | All Risk [Member]
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You can lose money on your investment in the Fund. The Fund is subject to the risks summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Themes Russell 2000 Enhanced Iron Condor Income ETF | Market Risk [Member]
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Market Risk. Market risk is the risk that a particular security, or Shares in general, may fall in value, or fail to rise. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates, and perceived trends in securities prices. Shares could decline in value or underperform other investments. In addition, local, regional, or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. During any such events, Shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on Shares may widen. As a result, an investor could lose money over short or long periods of time.

Themes Russell 2000 Enhanced Iron Condor Income ETF | Referenced Index Risk [Member]
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Referenced Index Risk. The Fund invests in options contracts that are based on the value of the Russell 2000 Index. This subjects the Fund to certain of the same risks as if it owned shares of companies that comprised the Index, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of the Index, the Fund may also be subject to the following risks:

Equity Market Risk. Equity securities, such as those included in the Russell 2000 Index, may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors.

Sector Risk. To the extent companies in particular sectors of the economy are more heavily represented in the Russell 2000 Index, the value of the options held by the Fund will be especially sensitive to developments that significantly affect those sectors.

Small-Capitalization Investing Risk. Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.

Indirect Investment Risk. The Russell 2000 Index is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way. Investors in the Fund will not have the right to receive dividends or other distributions or any other rights with respect to the companies that comprise the Index but will be subject to declines in the performance of the Index.

Index Trading Risk. The trading price of the Russell 2000 Index may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general has at times experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of companies.

Themes Russell 2000 Enhanced Iron Condor Income ETF | Derivatives Risk [Member]
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Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Russell 2000 Index and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of the Russell 2000 Index. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts.

Written Options Risk. While the Fund will collect premiums on the options it writes, the Fund’s risk of loss if one or more of its written options is exercised and expires in-the-money may substantially outweigh the gains to the Fund from the receipt of such option premiums. When selling a put option, the premium received by the Fund may not be enough to offset a loss incurred by the Fund if the price of the Index at expiration is below the strike price by an amount equal to or greater than the premium. When selling a call option, the premium received by the Fund may not be enough to offset a loss incurred by the Fund if the price of the Index at expiration is above the strike price by an amount equal to or greater than the premium. Call and put spread writing exposes the Fund to losses up to the amount between strike prices of the purchased option and the written option.

Purchased Options Risk. If a call or put option is not sold when it has remaining value and if the market price of the underlying asset, in the case of a call option, remains less than or equal to the exercise price, or, in the case of a put option, remains equal to or greater than the exercise price, the buyer will lose its entire investment in the call or put option. There is no assurance that a liquid market will exist when the buyer seeks to close out any option position.

Risk of Options with One Day to Expiration. The Fund’s use of options with one day to expiration (“daily options”) presents additional risks. Losses may be incurred on any given day and shareholders who hold the Fund for multiple days can incur multiple days of such losses. Due to the short time until their expiration, daily options are more sensitive to sudden price movements and market volatility and could incur losses more rapidly than options with more time until expiration. Because of this, the timing of trades utilizing daily options becomes more critical. Although the Fund intends to purchase its options at the end of each day, any delay in the execution of these trades can significantly impact the outcome of the trade. Such options may also suffer from low liquidity, making it more difficult for the Fund to enter into its positions each day at desired prices. The bid-ask spreads on daily options can be wider than with traditional options, increasing the Fund’s transaction costs and negatively affecting its returns. Additionally, the proliferation of options with one day to expiration is relatively new and may therefore be subject to rule changes and operational frictions. To the extent that the OCC enacts new rules relating to options with one day to expiration that make it impracticable or impossible for the Fund to utilize daily options to effectuate its investment strategy, it may instead utilize options with the shortest remaining maturity available.

FLEX Options Risk. FLEX Options are exchange-traded options contracts with uniquely customizable terms like exercise price, style, and expiration date. Due to their customization and potentially unique terms, FLEX Options may be less liquid than other securities, such as standard exchange listed options. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund’s shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price.

Leverage Risk. While the Fund does not seek leveraged exposure to the performance of the Russell 2000 Index, the Fund seeks to achieve and maintain exposure to the value of the Index by using the leverage inherent in options contracts. Therefore, the Fund is subject to leverage risk. When the Fund sells options spreads or enters into a transaction without investing an amount equal to the full economic exposure of the options spread or transaction, it creates a form of investment leverage, which can result in the Fund losing more than the income generated from writing options spreads. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in immediate and substantial losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The Fund will incur leverage by employing the Fund’s iron condor strategy using options spreads, each with a targeted notional value of up to 200% of the Fund’s net assets, which will (if the notional value is 200%) double the potential amount of loss or gain to the Fund relative to employing the strategy using options spreads with, as an example, 100% of the notional value of the Fund’s net assets, and will increase the volatility of the Fund’s returns.

Themes Russell 2000 Enhanced Iron Condor Income ETF | Clearing Member Default Risk [Member]
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Clearing Member Default Risk. Transactions in some types of derivatives, including the options sold by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Themes Russell 2000 Enhanced Iron Condor Income ETF | Distribution Risk [Member]
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Distribution Risk. The Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Themes Russell 2000 Enhanced Iron Condor Income ETF | Transaction Cost Risk [Member]
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Transaction Cost Risk. The Fund will pay transaction costs, such as commissions or mark-ups in the bid/offer spread on an option position, when it writes options. Because the Fund “turns over” its option positions every week (or more frequently) in this fashion, it will incur high levels of transaction costs. While the turnover of the option positions sold by the Fund is not deemed “portfolio turnover” for accounting purposes, the economic impact to the Fund is similar to what could occur if the Fund experienced high portfolio turnover (e.g., in excess of 100% per year). The Fund’s high levels of transaction costs may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example thereunder, may affect the Fund’s performance.

Themes Russell 2000 Enhanced Iron Condor Income ETF | Active Management Risk [Member]
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Active Management Risk. The Fund is actively-managed and may not meet its investment objective based on the success or failure of the Adviser or the Fund’s portfolio managers to implement investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques applied by the Adviser and portfolio managers and the skill of the Adviser and/or portfolio manager in evaluating the value and risks associated with the Fund’s iron condor strategy, including their ability to assess the volatility of the Russell 2000 Index and establishing the strike prices of the options sold by the Fund. It is possible the investment techniques employed on behalf of the Fund will not produce the desired results.

Themes Russell 2000 Enhanced Iron Condor Income ETF | Inflation Risk [Member]
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Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.

Themes Russell 2000 Enhanced Iron Condor Income ETF | Interest Rate Risk [Member]
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Interest Rate Risk. Interest rate risk is the risk that the value of the Fund’s investments will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term options and debt securities and higher for longer-term options and debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. When interest rates increase, call options generally benefit while put option prices are impacted negatively.

Themes Russell 2000 Enhanced Iron Condor Income ETF | Special Tax Risk [Member]
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Special Tax Risk. The Fund intends to qualify as a “regulated investment company” (“RIC”); however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. The Fund’s pursuit of its investment strategies will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and was ineligible to or did not cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. The Fund’s investment strategy may limit its ability to distribute dividends eligible for treatment as qualified dividend income, which for non-corporate shareholders are subject to federal income tax at rates of up to 20%. The Fund’s investment strategy may also limit its ability to distribute dividends eligible for the dividends-received deduction for corporate shareholders. For these reasons, a significant portion of distributions received by Fund shareholders may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy. You should consult your tax advisor as to the tax consequences of acquiring, owning and disposing of Shares. Investors should consult their tax advisor as to the tax consequences of acquiring, owning and disposing of Shares.

Themes Russell 2000 Enhanced Iron Condor Income ETF | Tax Efficiency Risk [Member]
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Tax Efficiency Risk. Unlike most ETFs, the Fund currently intends to effect redemptions primarily for cash, rather than primarily in-kind redemptions. As such, investments in Shares may be less tax-efficient than investments in conventional ETFs. ETFs generally are able to make in-kind redemptions and avoid being taxed on gain on the distributed portfolio securities at the fund level. Because the Fund currently intends to effect redemptions primarily for cash, rather than in-kind distributions, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were able to distribute portfolio securities in-kind. The Fund generally intends to distribute these gains to shareholders to avoid being taxed on this gain at the Fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF. In addition, as a result of the Fund selling options daily, it is expected that any distributions by the Fund will be taxable as ordinary income.

Themes Russell 2000 Enhanced Iron Condor Income ETF | E T F Risks [Member]
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ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although shares of the Fund are listed for trading on a national securities exchange, the Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange or that the requirements of the Exchange or any exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to execute its options strategy, may be unable to accurately price its investments and/or may incur substantial trading losses. This risk may be greater for the Fund as it seeks to have exposure to a single index as opposed to a more diverse portfolio like a traditional pooled investment. If trading in the Fund’s shares are halted, investors may be temporarily unable to trade shares of the Fund. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Index’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Themes Russell 2000 Enhanced Iron Condor Income ETF | Cybersecurity Risk [Member]
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Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Themes Russell 2000 Enhanced Iron Condor Income ETF | Liquidity Risk [Member]
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Liquidity Risk. The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult or impossible to purchase or sell at an advantageous time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid.

Themes Russell 2000 Enhanced Iron Condor Income ETF | New Adviser Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Adviser Risk. Although the Adviser’s principals and the Fund’s portfolio managers have experience managing investments in the past, the Adviser is a newly-formed entity and has little experience managing investments for an ETF, which may limit the Adviser’s effectiveness.

Themes Russell 2000 Enhanced Iron Condor Income ETF | New Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Fund Risk. The Fund is new with no operating history. As a result, there can be no assurance that the Fund will grow to or maintain an economically viable size, as a result of which it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.

Themes Russell 2000 Enhanced Iron Condor Income ETF | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Themes Russell 2000 Enhanced Iron Condor Income ETF | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. Independent market quotations for certain investments held by the Fund may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that the Fund may not be able to sell an investment at the price assigned to the investment by the Fund. In addition, the securities in which the Fund invests may trade on days that the Fund does not price its shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their Fund holdings.

Themes Russell 2000 Enhanced Iron Condor Income ETF | Money Market Instruments Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Money Market Instruments Risk. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a money market fund.

Themes Russell 2000 Enhanced Iron Condor Income ETF | U S Government Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

U.S. Government Securities Risk. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

Themes Russell 2000 Enhanced Iron Condor Income ETF | Iron Condor Strategy Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Iron Condor Strategy Risk. On days when the Russell 2000 Index experiences volatility, the Fund may suffer losses. Losses may be incurred when the Index experiences gains and also when it experiences losses. These losses may be suffered on any given day and shareholders who hold the Fund for multiple days can incur multiple days of such losses. On days when the Index experiences significant gains, the Fund could face losses up to twice the difference between the strike prices of the put spread. On days when the Index experiences significant losses, the Fund could face losses up to twice the difference between the strike prices of the put spread. However, the losses the Fund experiences on days when the Index increases or decreases will always be offset to some degree by the net options premium income it receives. Because of the Fund’s strategy of coupling written and purchased puts and call options with the same expiration date and different strike prices, the maximum potential loss for the Fund for any given put or call spread on any given day is equal to the difference between the strike prices minus any net options premium income received. The Fund does not provide returns similar to the Russell 2000 Index or participate in the returns of the Index. As a result, and for the reasons outlined above, the Fund may incur significant losses on days when the Index experiences significant gains.

Themes Russell 2000 Enhanced Iron Condor Income ETF | Themes Russell 2000 Enhanced Iron Condor Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IWMT
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[13]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 157
Themes TSLA PutWrite Options Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Themes TSLA PutWrite Options Income ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Themes TSLA PutWrite Options Income ETF (the “Fund”) is an exchange-traded fund (“ETF”) that seeks current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed ETF that seeks current income by employing a put selling (or “writing”) strategy using primarily at-the-money options on the common stock of Tesla, Inc. (NASDAQ: TSLA) (the “Underlying Stock” or “TSLA”) to generate income. Specifically, the Fund aims to generate income from its options investments when the Underlying Stock rises in value above the strike price of the put options written. When the Underlying Stock’s value falls below the strike price of the put options, the Fund is likely to incur losses and may be obligated to buy shares of the Underlying Stock at the strike price. Accordingly, the Fund is intended for investors who seek income when the investor believes the Underlying Stock will remain flat or rise in value. The Fund is not designed to participate in the market performance of the Underlying Stock when the Underlying Stock increases in value. When the Underlying Stock decreases in value the Fund will participate in the decline and incur losses; however, any such losses will be offset to some degree by the option premium income the Fund received from the sold options.

The Fund’s Put Writing Strategy

To implement this strategy, on a weekly basis, the Fund will write put options on the Underlying Stock that are primarily at-the-money (i.e., equal to the Underlying Stock’s current market price) and have one week to expiration. As the seller of the put options, the Fund receives cash (the “premium”) from the purchaser for each put sold and commits to buying shares of the Underlying Stock at the strike price if the option owner exercises its option. If a put option sold by the Fund is exercised prior to expiration (i.e., “assigned” or “put” to the Fund), the Fund will purchase the shares of the Underlying Stock at the time of exercise at the strike price and will hold the Underlying Stock shares until they are liquidated. Generally speaking, however, the Fund may proactively close out in-the-money put options before expiration to prevent being assigned shares of the Underlying Stock.

Possible Outcomes of the Fund’s Investment Strategies

The premiums received by the Fund from writing options will increase the Fund’s return if the option is not exercised and thus expires worthless. However, if the value of the Underlying Stock declines below the strike price at any time prior to expiration, the option is in-the-money and the Fund will be required, if the option is exercised by the option holder, to buy the Underlying Stock at the strike price, effectively paying the holder the difference between the strike price and the closing price of the Underlying Stock. Therefore, by writing a put option, the Fund is exposed to the risk of losing the amount by which the price of the Underlying Stock is less than the strike price at any time prior to the option’s expiration. Accordingly, the potential return to the Fund is limited to the amount of option premiums it receives, while the Fund can potentially lose up to the entire strike price of each option it sells. In such a case, Fund losses will likely outweigh the income attributable to the options premiums received and Fund losses may be substantial. Further, if the value of the Underlying Stock increases, the Fund’s returns will not increase accordingly.

Essentially, if the value of the Underlying Stock remains above a put option’s strike price, the buyer of the put option likely won’t exercise the option, allowing the Fund to retain the premium. Conversely, if the value of the Underlying Stock drops below the strike price, the holder of the option may exercise the option and assign (or put) the stock to the Fund. The Fund would then be required to pay the option holder a price equal to the strike price of the option, and the Fund would receive shares of the Underlying Stock equal to the number of contracts sold. The Fund would then liquidate the shares of the Underlying Stock at its earliest convenience and seek to reestablish the put option position.

The Fund’s Use of Written Put Options

The Fund’s strategy is designed to have approximately a weekly, 100% downside notional exposure to the Underlying Stock. Essentially, the value of the put options that the Fund invests in will match the value as if the Fund had directly purchased the Underlying Stock. More specifically:

The notional value of an option refers to the value that the options control. It is calculated by multiplying the price of the asset underlying the option (the Index) by the options multiplier by the number of contracts. The options multiplier is the number of shares an option contract controls. Equity options each control 100 underlying shares and therefore have a 100 options multiplier.

By way of example, assume the Fund has assets of $10 million and the Index is priced at $60. The value of one option contract would therefore be $6,000 (the $60 Index price x the 100 options multiplier). To determine the number of put option contracts needed to encompass approximately 100% of the Fund’s net assets, the Fund’s value is divided by the value of one contract ($10,000,000 divided by $6,000 = 1,666). The notional exposure would thus be approximately $10,000,000 ($60 x 100 x 1,666=$9,996,000) from the put options written or 100% of the Fund’s net assets.

However, the Fund’s notional exposure will drift during each week. The Fund may at times write options on the Underlying Stock with aggregate notional value greater than the value of the Fund’s assets. In those cases, the Fund may be considered to have created investment leverage; leverage increases the volatility of the Fund and may result in losses greater than if the Fund had not been leveraged. It is also possible that the Fund will create investment leverage by borrowing money.

The Fund will typically reallocate its portfolio at the end of each trading week. That is, the Fund will either allow each week’s options to expire, purchase the corresponding shares of the Underlying Stock at the strike price and liquidate the Underlying Stock position as early as reasonably possible, close (i.e., buy back) the option, or roll it early. “Rolling” an option contract refers to the process of buying existing put option contracts to close them out and immediately selling new put option contracts. The Fund will enter into new put options when the options have expired, closed, or rolled early. The sold put options positions will be reestablished weekly.

At least weekly, the options sold by the Fund are settled by delivery at expiration or expire with no value and new option positions are established while the Fund sells any shares of the Underlying Stock it owns as a result of such settlements or of the Fund’s prior option positions having been exercised. The Fund’s weekly (or more frequent) cycle of reallocating its portfolio likely will cause the Fund to have frequent and substantial turnover in its option positions. If the Fund receives additional inflows (and issues more Shares accordingly in large numbers known as “Creation Units”) during a one-week period, the Fund will sell additional listed put options which will be exercised or expire at the end of such one-week period. Conversely, if the Fund redeems Shares in Creation Unit size during a weekly period, the Fund will terminate the appropriate portion of the options it has sold accordingly.

Principal Portfolio Holdings of the Fund

Portfolio Holdings	Investment Terms	Expected Target Maturity
Sold put option contracts	“at-the money” (i.e., the strike price is equal to the then-current price of the Index at the time of sale)	1 week
U.S Treasury Securities, Money Market Funds and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government. The Fund will generally hold U.S. Treasuries to maturity.

These instruments are used as collateral for the Fund’s options and to generate income.

The market value of the cash, money market funds and U.S. Treasuries held by the Fund is expected to comprise at least 80% of the Fund’s net assets.

Up to 1-year maturities at the time of purchase

Though the Fund intends to sell options that are at-the-money, the put options sold by the Fund may at times be sold slightly in-the-money (i.e., higher than the Underlying Stock’s current market price) or slightly out-of-the-money (i.e., below the Underlying Stock’s current market price) depending on the market volatility of the Underlying Stock on the day the option is sold.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the securities of the Underlying Stock and options that provide exposure to the Underlying Stock. The Fund will consider the notional value of its options positions for the purpose of assessing compliance with this 80% Policy. The Fund’s 80% Policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

The Fund will write exchange-traded options contracts that utilize the Underlying Stock as the reference asset. In general, a put option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to sell (put) to the seller (writer) of the option the Underlying Stock at a specified exercise price. The Fund intends to primarily utilize European style Flexible EXchange® (“FLEX”) options. FLEX options are exchange-traded and allow for customizable terms (e.g., the strike price can be negotiated). An option is said to be “European Style” when it can be exercised only at expiration. If a listed put option sold by the Fund is assigned to the Fund, the Fund will buy the TSLA shares underlying the option at the time of exercise at the strike price, and will hold the shares of the Underlying Stock until the Fund is able to liquidate the shares. The expiration dates at the time of purchase for the Fund’s written puts will typically be one week, but may range up to one month at times) (the “Put Period”).

The Fund will seek to employ its investment strategy regardless of whether there are periods of adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

As a result of its investment strategies, the Fund will be concentrated in the industry to which the Underlying Stock is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure in the industry to which the Underlying Stock is assigned). As of the date of this prospectus, TSLA is assigned to the consumer discretionary sector and automotive industry.

The Fund intends to make monthly distribution payments to shareholders.

Tesla, Inc.

Tesla, Inc. (“Tesla”) operates as a multinational automotive and clean energy company. It designs, develops, manufactures, and markets high- performance, technologically advanced electric cars and solar energy generation and energy storage products. Tesla, Inc. is listed on the Nasdaq Global Select Market. As of the date of this prospectus, Tesla has a market capitalization of approximately $1.25 trillion.

This prospectus relates only to the Fund Shares offered hereby and is not a prospectus for the common stock or other securities of Tesla. The common stock of Tesla (TSLA) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Tesla pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Tesla may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. Tesla is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates, and is not involved with this offering in any way.

The Fund’s performance will differ from that of the Underlying Stock. The performance differences will depend on, among other things, the Underlying Stock’s value, changes in the value of the put options contracts the Fund has sold, and changes in the value of the U.S. Treasuries and money market instruments held by the Fund. The Fund’s ability to achieve its investment objective of current income is not dependent on the price appreciation of the Underlying Stock.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. When provided, the information will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns compare with a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	In the future, performance for the Fund will be presented in this section. When provided, the information will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns compare with a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-584-3637
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ThemesETFs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Themes TSLA PutWrite Options Income ETF | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	You can lose money on your investment in the Fund.
Themes TSLA PutWrite Options Income ETF | Non Diversification Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Risk Caption	rr_RiskCaption	The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
Themes TSLA PutWrite Options Income ETF | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

You can lose money on your investment in the Fund. The Fund is subject to the risks summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Themes TSLA PutWrite Options Income ETF | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. Market risk is the risk that a particular security, or Shares in general, may fall in value, or fail to rise. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates, and perceived trends in securities prices. Shares could decline in value or underperform other investments. In addition, local, regional, or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. During any such events, Shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on Shares may widen. As a result, an investor could lose money over short or long periods of time.

Themes TSLA PutWrite Options Income ETF | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts Risk. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. There may at times be an imperfect correlation between the movement in the values of options contracts and the Underlying Stock, which may prevent the Fund from achieving its investment objective. In addition, there may at times not be a liquid secondary market for certain options contracts. The value of the options used by the Fund will be determined based on market quotations or other recognized pricing methods.

FLEX Options Risk. FLEX Options are exchange-traded options contracts with uniquely customizable terms like exercise price, style, and expiration date. Due to their customization and potentially unique terms, FLEX Options may be less liquid than other securities, such as standard exchange listed options. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund’s shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price.

Leverage Risk. While the Fund does not seek leveraged exposure to the Underlying Stock, the Fund seeks to achieve and maintain the exposure to the value of the Underlying Stock by using the leverage inherent in options contracts. Therefore, the Fund is subject to leverage risk. When the Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in the Fund losing more than it originally invested. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Options trading involves a degree of leverage and as a result, a relatively small price movement may result in immediate and substantial losses to the Fund.

Themes TSLA PutWrite Options Income ETF | Clearing Member Default Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Clearing Member Default Risk. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Themes TSLA PutWrite Options Income ETF | Distribution Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Distribution Risk. The Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Themes TSLA PutWrite Options Income ETF | Transaction Cost Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Transaction Cost Risk. The Fund will pay transaction costs, such as commissions or mark-ups in the bid/offer spread on an option position, when it writes options. Because the Fund “turns over” its option positions every week in this fashion, it will incur high levels of transaction costs. While the turnover of the option positions sold by the Fund is not deemed “portfolio turnover” for accounting purposes, the economic impact to the Fund is similar to what could occur if the Fund experienced high portfolio turnover (e.g., in excess of 100% per year). The Fund’s high levels of transaction costs may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example thereunder, may affect the Fund’s performance.

Themes TSLA PutWrite Options Income ETF | Active Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Active Management Risk. The Fund is actively-managed and may not meet its investment objective based on the success or failure of the Adviser or the Fund’s portfolio managers to implement investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques applied by the Adviser and portfolio managers and the skill of the Adviser and/or portfolio manager in evaluating the value and risks associated with the Fund’s investment strategy, including their ability to assess the volatility of TSLA and establishing the strike prices of the options sold by the Fund. It is possible the investment techniques employed on behalf of the Fund will not produce the desired results.

Themes TSLA PutWrite Options Income ETF | Inflation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.

Themes TSLA PutWrite Options Income ETF | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Interest Rate Risk. Interest rate risk is the risk that the value of the Fund’s investments will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term options and debt securities and higher for longer-term options and debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. When interest rates increase, call options generally benefit while put option prices are impacted negatively.

Themes TSLA PutWrite Options Income ETF | Special Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Special Tax Risk. The Fund intends to qualify as a “regulated investment company” (“RIC”); however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. The Fund’s pursuit of its investment strategies will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and was ineligible to or did not cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. The Fund’s investment strategy may limit its ability to distribute dividends eligible for treatment as qualified dividend income, which for non-corporate shareholders are subject to federal income tax at rates of up to 20%. The Fund’s investment strategy may also limit its ability to distribute dividends eligible for the dividends-received deduction for corporate shareholders. For these reasons, a significant portion of distributions received by Fund shareholders may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy. You should consult your tax advisor as to the tax consequences of acquiring, owning and disposing of Shares. Investors should consult their tax advisor as to the tax consequences of acquiring, owning and disposing of Shares.

Themes TSLA PutWrite Options Income ETF | Tax Efficiency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Tax Efficiency Risk. Unlike most ETFs, the Fund currently intends to effect redemptions primarily for cash, rather than primarily in-kind redemptions. As such, investments in Shares may be less tax-efficient than investments in conventional ETFs. ETFs generally are able to make in-kind redemptions and avoid being taxed on gain on the distributed portfolio securities at the fund level. Because the Fund currently intends to effect redemptions primarily for cash, rather than in-kind distributions, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were able to distribute portfolio securities in-kind. The Fund generally intends to distribute these gains to shareholders to avoid being taxed on this gain at the Fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF. In addition, as a result of the Fund selling options at least weekly, it is expected that any distributions by the Fund will be taxable as ordinary income.

Themes TSLA PutWrite Options Income ETF | E T F Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although shares of the Fund are listed for trading on a national securities exchange, The NASDAQ Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange or that the requirements of the Exchange or any exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to execute its options strategy, may be unable to accurately price its investments and/or may incur substantial trading losses. This risk may be greater for the Fund as it seeks to have exposure to a single stock as opposed to a more diverse portfolio like a traditional pooled investment. If trading in the Fund’s shares are halted, investors may be temporarily unable to trade shares of the Fund. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Stock being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Themes TSLA PutWrite Options Income ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Themes TSLA PutWrite Options Income ETF | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult or impossible to purchase or sell at an advantageous time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid.

Themes TSLA PutWrite Options Income ETF | New Adviser Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Adviser Risk. Although the Adviser’s principals and the Fund’s portfolio managers have experience managing investments in the past, the Adviser is a newly-formed entity and has little experience managing investments for an ETF, which may limit the Adviser’s effectiveness.

Themes TSLA PutWrite Options Income ETF | New Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Fund Risk. The Fund is new with no operating history. As a result, there can be no assurance that the Fund will grow to or maintain an economically viable size, as a result of which it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.

Themes TSLA PutWrite Options Income ETF | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Themes TSLA PutWrite Options Income ETF | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. Independent market quotations for certain investments held by the Fund may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that the Fund may not be able to sell an investment at the price assigned to the investment by the Fund. In addition, the securities in which the Fund invests may trade on days that the Fund does not price its shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their Fund holdings.

Themes TSLA PutWrite Options Income ETF | Money Market Instruments Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Money Market Instruments Risk. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a money market fund.

Themes TSLA PutWrite Options Income ETF | U S Government Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

U.S. Government Securities Risk. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

Themes TSLA PutWrite Options Income ETF | Equity Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Market Risk. The Fund invests in options contracts that are based on the value of the Underlying Stock. This subjects the Fund to certain of the same risks as if it owned equity securities of Tesla, even though it generally does not. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Themes TSLA PutWrite Options Income ETF | Large Capitalization Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large-Capitalization Investing Risk. Large capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

Themes TSLA PutWrite Options Income ETF | Put Writing Strategy Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Put Writing Strategy Risk. Put Options are generally subject to volatile swings in price based on changes in value of the Underlying Stock and the value of the Fund’s positions in options may be subject to greater fluctuations in value than investments directly in the Underlying Stock. The Fund will incur a form of economic leverage through its use of options, which will increase the volatility of the Fund’s returns and may increase the risk of loss to the Fund. If the value of the Underlying Stock declines below the strike price, the option will finish in-the-money and the Fund will be required to make a cash payment based on the difference between the strike price and the price of the Underlying Stock at the time the option is exercised. Therefore, by writing a put option, the Fund is exposed to the amount by which the price of the Underlying Stock is less than the strike price. While the Fund will collect premiums on the options it writes, the Fund’s risk of loss if one or more of its options is exercised and expires in-the-money may substantially outweigh the gains to the Fund from the receipt of such option premiums. Moreover, the options sold by the Fund may have an imperfect correlation to the returns of the Underlying Stock. The potential return to the Fund is limited to the amount of option premiums it receives; however, the Fund can potentially lose up to the entire strike price of each option it sells. Further, if the value of the securities underlying the options sold by the Fund (i.e., the Underlying Stock) increases, the Fund’s returns will not increase accordingly.

Themes TSLA PutWrite Options Income ETF | Implied Volatility Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Implied Volatility Risk. When the Fund sells a listed put option, it gains the amount of the premium it receives, but also incurs a corresponding liability representing the value of the option it has sold (until the option is exercised and finishes in the money or expires worthless). The value of the options in which the Fund invests is partly based on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the Underlying Stock underlying the options do not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the Fund’s NAV. The Fund is therefore exposed to implied volatility risk before the options expire or are exercised. This is the risk that the value of the implied volatility of the options sold by the Fund will increase due to general market and economic conditions, perceptions regarding the industries in which Tesla, Inc. participates, or factors relating specifically to the Underlying Stock.

Themes TSLA PutWrite Options Income ETF | Price Participation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Price Participation Risk. The Fund may sell in-the-money put option contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Stock over the Put Period (typically, one week, but may range up to one month). This means that if the Underlying Stock experiences an increase in value above the strike price of the sold put options during a Put Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Stock over the Put Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Stock over each Put Period, but has full exposure to any decreases in value experienced by the Underlying Stock over the Put Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Stock. The degree of participation in the Underlying Stock’s gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put option contracts and will vary from Put Period to Put Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Stock, changes in interest rates, changes in the actual or perceived volatility of the Underlying Stock and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Stock changes and time moves towards the expiration of each Put Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected that the Fund’s NAV will directly correlate on a day-to-day basis with the returns of the Underlying Stock. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Stock will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Stock.

Themes TSLA PutWrite Options Income ETF | Issuer Specific Apple Inc Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Issuer-Specific (Tesla) Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. As of the date of this prospectus, in addition to the risks associated with operating companies and companies in the electric and autonomous vehicles and other automotive companies, Tesla faces risks associated with: supply or manufacturing delays, increased material or labor costs or shortages, reduced demand for its products, product liability claims, and the ability to attract, hire and retain key employees or qualified personnel. Importantly, Tesla is highly dependent on the services of Elon Musk, its Chief Executive Officer, and any actual or anticipated large transactions in Tesla’s common stock by Mr. Musk may cause the stock price to decline. The trading price of Tesla’s common stock historically has been and is likely to continue to be volatile. Additionally, a large proportion of Tesla’s common stock has been historically and may in the future be traded by short sellers which may put pressure on the supply and demand for its common stock, further influencing volatility in its market price. Tesla is a highly dynamic company, and its operations, including its products and services, may change. Furthermore, Tesla has disclosed holding Bitcoin on its balance sheet, which could potentially make the stock more volatile, given the volatility of Bitcoin. The price of Bitcoin can fluctuate widely, which introduces additional risk factors related to market perception, regulatory changes, and technological issues within the cryptocurrency space.

Themes TSLA PutWrite Options Income ETF | Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Concentration Risk. The Fund will be concentrated in the industry to which Tesla is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which Tesla is assigned). The Fund’s performance will therefore be particularly susceptible to adverse events impacting such industry, which may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in a particular industry. As a result, the value of the Fund’s investments may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

Automotive Industry Risk. The performance of the Underlying Stock, and consequently the Fund’s performance, is subject to the risks of the automotive industry. The automotive industry can be highly cyclical, and companies in the industry may suffer periodic operating losses. Automotive companies can be significantly affected by labor relations and fluctuating component prices. Developments in automotive technologies (e.g., autonomous vehicle technologies) may require significant capital expenditures that may not generate profits for several years, if ever. Automotive companies may be significantly subject to government policies and regulations regarding imports and exports of automotive products. Governmental policies affecting the automotive industry, such as taxes, tariffs, duties, subsidies, and import and export restrictions on automotive products can influence industry profitability. In addition, such companies must comply with environmental laws and regulations, for which there may be severe consequences for noncompliance. While most of the major automotive manufacturers are large companies, certain others may be non-diversified in both product line and customer base and may be more vulnerable to certain events that may negatively impact the automotive industry.

Themes TSLA PutWrite Options Income ETF | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Consumer Discretionary Sector Risk. The success of consumer product manufacturers and retailers is tied closely to the performance of domestic and international economies, interest rates, exchange rates, competition, consumer confidence, changes in demographics and consumer preferences. Companies in the consumer discretionary sector depend heavily on disposable household income and consumer spending, and may be strongly affected by social trends and marketing campaigns. These companies may be subject to severe competition, which may have an adverse impact on their profitability.

Themes TSLA PutWrite Options Income ETF | Themes TSLA PutWrite Options Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TSLO
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.39%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[14]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 40
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 125
Themes Russell 2000 Ultra Enhanced Iron Condor Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Themes Russell 2000 Ultra Enhanced Iron Condor Income ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Themes Russell 2000 Ultra Enhanced Iron Condor Income ETF (the “Fund”) is an exchange-traded fund (“ETF”) that seeks current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed ETF that seeks current income by employing an options strategy known as the “short iron condor” on the Russell 2000® Index (the “Russell 2000 Index” or the “Index”). More precisely, the Fund aims to generate income from its options investments when the Index experiences little or no volatility during the time period for which the options provide exposure (typically, every business day). On days when the Index experiences volatility (positive or negative), the Fund has the potential to incur losses (on any given day). This strategy involves selling (or “writing”) out-of-the-money call and put options on the Index, each with approximately equal notional values not exceeding 300% of the Fund’s net assets at the time of sale, while simultaneously buying call and put options on the Index with strike prices even farther out-of-the-money, also each with approximately equal notional values not exceeding 300% of the Fund’s net assets at the time of sale, all with the same expiration date (the next day).

Iron Condor Strategy

To implement this strategy, every business day the Fund will:

(1)	write call options on the Russell 2000 Index each at a strike price (the price at which the option can be exercised) above the current value of the Index (a “short call”), and

(2)	write put options on the Russell 2000 Index each at a strike price below the current value of the Index (a “short put”);

and, simultaneously:

(3)	buy call options on the Russell 2000 Index each at a strike price farther above the current value of the Index than the short call sold (a “long call”), and

(4)	buy put options on the Russell 2000 Index each at a strike price farther below the current value of the Index than the short put sold (a “long put”).

The combination of these options positions creates what is known as an “iron condor.” Each of these options will typically have one day to expiration and will be considered “out-of-the-money” (i.e., the price of the Russell 2000 Index is below the strike price for calls and above the strike price for puts) when bought or sold by the Fund. The put and call options will be bought and sold in tandem and reestablished daily. Specifically, a corresponding short put option will be sold for every short call option sold and a corresponding long put option will be bought for every long call option bought. The strike price of each short option will be as close to equidistant as possible from the value of the Index when written (the short call strike will be higher and the short put strike will be lower), and the strike prices of each long option will be as close to equidistant as possible from the value of the Index when purchased (the long call will be higher and the long put will be lower).

The Fund will trade exchange-traded options contracts that utilize the Russell 2000 Index as the reference asset. In general, an option is a contract that gives the purchaser (holder) of the option, in return for cash (a “premium”), the right to buy from (call) or sell to (put) the seller (writer) of the option the security underlying the option at a specified exercise price. For cash-settled options such as those used by the Fund, the writer of the option has the obligation upon exercise to deliver to the purchaser the cash difference between the value of the reference asset (the Index) at expiration and the strike price of the option.

The Fund seeks to make monthly distributions through a steady income generated by regularly selling the options detailed above, commonly referred to as “call spreads” and “put spreads.” The “call spread” is the difference between the strike prices of the Fund’s short call and the long call and the “put spread” is the difference between the Fund’s short put and the long put. The Fund will enter into the same number of option contracts for the long and short legs of each spread with the same expiration dates and same notional value; however, the positions will have different strike prices. The options in the call spread will be approximately equidistant to the value of the Index as the corresponding options in the put spread. The Fund aims to provide an “enhanced” yield compared to other option-based strategies by frequently selling short-term options, typically with a one-day duration, at three times the notional amount of the Fund’s assets. This method may result in higher income than an approach of selling longer-term options over the same period at their notional amount. As the seller of the short call and short put options, the Fund receives a premium from the purchaser and, as the buyer of the long call and long put options, the Fund pays a premium to the seller. Because the long options purchased are farther out-of-the-money than the short options sold, their premiums are lower than the written options, so there is a net credit to the Fund when placing the trade. The difference between the premium income the Fund receives and the premiums paid by the Fund is the “net options premium income.”

The Fund does not provide returns similar to the Russell 2000 Index or participate in the returns of the Index and the Fund’s performance will differ from that of the Index’s performance. The performance differences will depend on, among other things, the value of the Index, changes in the value of Index put and call options contracts the Fund has bought and sold, and changes in the value of the U.S. Treasury securities and money market funds the Fund invests its cash in. The income generated by the Fund, mostly in the form of options premiums received from its option sales, will be primarily influenced by the volatility of the Index’s value, although other factors, including interest rates, may also impact the level of income. When interest rates increase, call option premiums are generally higher while put option premiums are generally lower. A decrease in interest rates generally has the opposite effect on premiums.

While the Fund does not seek leveraged exposure to the performance of the Index, the Fund seeks to achieve and maintain exposure to the value of the Index by using the leverage inherent in options contracts. When the Fund sells a put and call spread (“options spreads”) or enters into a transaction without investing an amount equal to the full economic exposure of the options spread or transaction, it creates a form of investment leverage, which can result in the Fund losing more than the income generated from writing options spreads. The Fund intends to sell options spreads, each with a targeted notional value of up to 300% of the Fund’s net assets. However, the net options exposure in the Fund will not exceed 200% of the Fund’s net assets. Such investment leverage increases the volatility of the Fund and may result in losses greater than if the Fund had not been leveraged. The Fund’s strategy is designed to have approximately a daily, limited downside exposure to the Index, and the Fund’s losses are expected to be capped at the strike price of the long call options or the long put options purchased. The maximum drawdown of the Fund is the difference between the strike prices of the call spread, multiplied by 300%, or the difference between the strike prices of the put spread, also multiplied by 300%. The Fund’s call options positions and its put options positions will each have approximately equal notional values of no more than 300% of the Fund’s net assets at the time they are established. More specifically:

The notional value of an option refers to the value that the option controls. It is calculated by multiplying the price of the asset underlying the option (the Index) by the options multiplier by the number of contracts. The options multiplier is the number of shares an option contract controls. Equity options each control 100 underlying shares and therefore have a 100 options multiplier.

By way of example, assume the Fund has assets of $10 million and the Index is priced at $60. The notional value of one option contract would therefore be $6,000 (the $60 Index price x the 100 options multiplier). To determine the number of option contracts needed to have a notional value equal to approximately 100% of the Fund’s net assets, the Fund’s value is divided by the value of one contract ($10,000,000 divided by $6,000 = 1,667). Because the Fund aims to enhance yield by writing options at three times the notional amount of the Fund’s assets, the Fund would write three times (3x) the number of contracts (1,667 x 3 = 5,001). The Fund would therefore write 5,001 short put option contracts and 5,001 short call option contracts. The notional exposure would thus be approximately $30,000,000 ($60 x 100 x 5,001) from the short call options (300% of the Fund’s net assets) and $30,000,000 ($60 x 100 x 5,001) from the short put options totaling to $60,000,000. Because these are short positions, their notional value would be -$60,000,000 (-600% of the Fund’s net assets). Additionally, the Fund would purchase 5,001 long call option contracts and 5,001 long put option contracts which (by the same math as above) would each also have a notional exposure of $30 million (300%), totaling to $60,000,000 (600%), but because these are long positions their notional value would be +$60,000,000 (+600%). The net notional exposure of the Fund’s options positions would be zero.

Possible Outcomes of Iron Condor Strategy

The Fund’s iron condor strategy is designed to mitigate downside risk through the use of its long puts and calls and establish a controlled payoff structure (net options premium income). The iron condor is crafted to provide income, mainly through option premiums, when the Russell 2000 Index exhibits minimal or no volatility during the time period for which the options provide exposure (every business day). In contrast, on days when the Index experiences significant volatility, the Fund could face losses up to three times the difference (depending on the notional value of the options in the spread) between the strike prices of the call spread or the put spread(e.g., if the notional value of the options in the spread is 300%, the Fund would lose 300% of the difference between the strike prices in the spread; if the notional value of the options in the spread is 150%, the Fund would lose 150% of the difference between the strike prices in the spread). These losses may be incurred on any given day and shareholders who hold the Fund for multiple days can incur multiple days of such losses. However, any such losses will always be offset to some degree by the option premium income the Fund received from the sold options. The Fund’s call spreads and put spreads will each have a notional value of up to 300% of the Fund’s net assets at the time they are established.

The maximum gain is realized if the value of the Russell 2000 Index is equal to or between the strike prices of the short options upon their expiration. The maximum loss is three times the difference between the strike prices of the call spread (or the put spread) less the net options premium income received. The maximum loss is realized if the price of the Index is above the highest strike price (the long call) or below the lowest strike price (the long put) at expiration.

These long positions limit the Fund’s maximum loss to the difference between their strike prices and the strike prices of the corresponding short positions in the spread.

General Impact of Increases in Value of the Russell 2000 Index

●	On days when the Russell 2000 Index increases in value, but not up to the value of the strike price of the written short call options, all the options purchased or sold by the Fund will expire out-of-the-money and the Fund will benefit from the net options premium income received.

●	On days when the Index increases in value beyond the strike price of the written short call options but remains below the strike price of the Fund’s long call options, the Fund’s long call options and put options expire out-of-the-money but the Fund’s written short call options expire in-the-money and the Fund owes the purchaser of the short call options up to three times the difference between the settlement value of the Index and the strike price of the written short call options. This loss to the Fund is capped however by the long call purchased by the Fund and offset by the net options premium income received.

●	On days when the Index increases in value beyond the strike price of both the Fund’s short call and long call options, the Fund’s long and short put options expire out-of-the-money but its long and short call options are each in-the-money and the Fund will suffer its maximum loss. The Fund could face losses up to three times the difference between the strike prices of the call spread, offset by the net options premium income received. However, due to the long call purchased by the Fund, the Fund’s losses will be capped at this amount.

General Impact of Decreases in Value of the Russell 2000 Index

●	On days when the Russell 2000 Index decreases in value, but not down to the value of the strike price of the written short put options, all the options purchased or sold by the Fund will expire out-of-the-money and the Fund will benefit from the net options premium income received.

●	On days when the Index decreases in value beyond the strike price of the written short put options but remains above the strike price of the Fund’s long put options, the Fund’s long put options and call options expire out-of-the-money but the Fund’s written short put options expire in-the-money, and the Fund owes the purchaser of the short put options up to three times the difference between the settlement value of the Index and the strike price of the written put options. This loss to the Fund is capped however by the long put purchased by the Fund and offset by the net options premium income received.

●	On days when the Index decreases in value beyond the strike price of both the Fund’s short put and long put options, the Fund’s long and short call options expire out-of-the-money but its long and short put options are each in-the-money and the Fund will suffer its maximum loss. The Fund could face losses up to three times the difference between the strike prices of the put spread, offset by the net options premium income received. However, due to the long put purchased by the Fund, the Fund’s losses will be capped at this amount.

The following graph illustrates the gain loss characteristics of the Fund’s iron condor strategy:

For purposes of this illustration, assume the value of the Index is $5,250. The Fund:

(1)	Sells three short call options contracts at a strike of $ 5,330 (above the price of the Index),

(2)	Sells three short put options contracts at a strike of $5,170 (below the price of the Index),

and, simultaneously,

(3)	Buys three long call options contracts at a strike of $5,380 (farther above the price of the Index), and

(4)	Buys three long put options contracts at a strike of $5,120 (farther below the price of the Index).

Profit Scenario:

If the value of the Index is between $5,170 and $5,330 upon expiration of the options (one day), the short call and the short put options expire worthless and the strategy earns its maximum gain – the premiums received from the sold options ($5.61, as depicted by the horizontal portion of the green line in the graph).

Loss Scenarios:

If the value of the Index has increased upon expiration of the options (one day):

●	to above $5,330 but below $5,380, the strategy suffers a loss of up to three times the difference between the strike price of the short call option ($5,330) and the value of the Index less the premium received (as depicted by the downward red line on the right side of the graph).

●	to above $5,380, the strategy suffers a loss of up to three times the difference between the strike price of the short call option ($5,330) and the strike price of the long call option ($5,380) less the premium received ($144.39, as depicted by the horizontal red arrow at $5,380 on the right side of the graph). This is the strategy’s maximum loss on days the Index value increases.

If the value of the Index has decreased upon expiration of the options (one day):

●	to below $5,170 but above $5,120, the strategy suffers a loss of up to three times the difference between the strike price of the short put option ($5,170) and the value of the Index less the premium received (as depicted by the downward red line on the left side of the graph).

●	to below $5,120, the strategy suffers a loss of up to three times the difference between the strike price of the short put option ($5,170) and the strike price of the long put option ($5,120) less the premium received ($144.39, as depicted by the horizontal red arrow at $5,120 on the left side of the graph). This is the strategy’s maximum loss on days the Index value decreases.

Portfolio of the Fund

Principal Portfolio Holdings of the Fund
	Portfolio Holdings (All options are based on the value of the Index)	Investment Terms	Notional Value (as a % of the Fund’s net assets)	Expected Target Maturity
Call Spread	Written call options (short calls)	Out-of-the money	-300%	Typically, 1 day, but may extend to one-week expiration dates
	Purchased call options (long calls)	Farther out-of-the-money	+300%
Put Spread	Written put options (short puts)	Out-of-the money	-300%	Typically, 1 day, but may extend to one-week expiration dates
	Purchased put options (long puts)	Farther out-of-the-money	+300%
U.S Treasury Securities, Money Market Funds and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government. The Fund will generally hold US Treasuries to maturity.

These instruments are used as collateral for the Fund’s options and to generate income.

The market value of the cash, money market funds and U.S. Treasuries held by the Fund is expected to comprise at least 80% of the Fund’s net assets.

				Up to 1-year maturities at the time of purchase

The Fund will generally seek to employ its investment strategy regardless of whether there are periods of adverse market, economic, or other conditions but may, at times, take temporary defensive positions during such periods. During such conditions, the Adviser may increase or decrease the strike prices of the Fund’s options, based on its assessment of market risk. For example, if the Adviser gauges market risk to be significantly high or rising rapidly, it may sell the options at strike prices farther out-of-the-money. In addition, if during such conditions the Adviser is unable to obtain options expiring the next day, it will use options with the shortest time to expiration available, up to one-week.

The Fund intends to primarily utilize exchange-traded European style options, including standardized options and Flexible EXchange® (“FLEX”) options. An option is said to be “European Style” when it can be exercised only at expiration. Standardized options are available with set or defined contract terms, such as the style (call or put), the reference asset, the strike price and expiration date. FLEX options allow for customizable terms (e.g., the strike price can be negotiated). Exchange-listed options contracts, including FLEX options, are guaranteed for settlement by the Options Clearing Corporation (“OCC”).

The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

The Fund will invest, under normal circumstances, at least 80% of the value of its net assets, plus borrowings for investment purposes, in options that provide exposure to the value of the Russell 2000 Index. The Fund will consider the notional value of its options positions for the purpose of assessing compliance with this 80% Policy. The Fund’s 80% Policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

The Fund intends to make monthly distribution payments to shareholders.

The Index

The Russell 2000 Index is a market capitalization-weighted index designed to measure the performance of the small-cap segment of the U.S. equity market. The Fund, Trust and Themes Management Company, LLC (the “Adviser”), the Fund’s investment adviser, are not affiliated with, nor endorsed by, the Russell 2000 Index. The value of the options held by the Fund will fluctuate based on the sector or sectors heavily referenced in the Index. The Fund, Trust and Themes Management Company, LLC (the “Adviser”), the Fund’s investment adviser, are not affiliated with, nor endorsed by, the Russell 2000 Index. An investment in the Fund is not an investment in the Index, nor is the Fund an investment in a traditional passively managed index fund. The Fund does not invest directly in the Index or in companies that comprise the Index.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
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Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. When provided, the information will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns compare with a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	In the future, performance for the Fund will be presented in this section. When provided, the information will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns compare with a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-584-3637
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ThemesETFs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Themes Russell 2000 Ultra Enhanced Iron Condor Income ETF | Risks Lose Money [Member]
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Themes Russell 2000 Ultra Enhanced Iron Condor Income ETF | Risks Nondiversified Status [Member]
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Risk Caption	rr_RiskCaption	The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
Themes Russell 2000 Ultra Enhanced Iron Condor Income ETF | Non Diversification Risk [Member]
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Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Themes Russell 2000 Ultra Enhanced Iron Condor Income ETF | All Risk [Member]
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You can lose money on your investment in the Fund. The Fund is subject to the risks summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Themes Russell 2000 Ultra Enhanced Iron Condor Income ETF | Market Risk [Member]
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Market Risk. Market risk is the risk that a particular security, or Shares in general, may fall in value, or fail to rise. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates, and perceived trends in securities prices. Shares could decline in value or underperform other investments. In addition, local, regional, or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. During any such events, Shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on Shares may widen. As a result, an investor could lose money over short or long periods of time.

Themes Russell 2000 Ultra Enhanced Iron Condor Income ETF | Referenced Index Risk [Member]
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Referenced Index Risk. The Fund invests in options contracts that are based on the value of the Russell 2000 Index. This subjects the Fund to certain of the same risks as if it owned shares of companies that comprised the Index, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of the Index, the Fund may also be subject to the following risks:

Equity Market Risk. Equity securities, such as those included in the Russell 2000 Index, may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors.

Sector Risk. To the extent companies in particular sectors of the economy are more heavily represented in the Russell 2000 Index, the value of the options held by the Fund will be especially sensitive to developments that significantly affect those sectors.

Small-Capitalization Investing Risk. Compared to mid- and large-capitalization companies, small-capitalization companies may be less stable and more susceptible to adverse developments, and their securities may be more volatile and less liquid.

Indirect Investment Risk. The Russell 2000 Index is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with this offering in any way. Investors in the Fund will not have the right to receive dividends or other distributions or any other rights with respect to the companies that comprise the Index but will be subject to declines in the performance of the Index.

Index Trading Risk. The trading price of the Russell 2000 Index may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general has at times experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of companies.

Themes Russell 2000 Ultra Enhanced Iron Condor Income ETF | Derivatives Risk [Member]
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Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the S&P 500 Index and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of the Russell 2000 Index. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts.

Written Options Risk. While the Fund will collect premiums on the options it writes, the Fund’s risk of loss if one or more of its written options is exercised and expires in-the-money may substantially outweigh the gains to the Fund from the receipt of such option premiums. When selling a put option, the premium received by the Fund may not be enough to offset a loss incurred by the Fund if the price of the Index at expiration is below the strike price by an amount equal to or greater than the premium. When selling a call option, the premium received by the Fund may not be enough to offset a loss incurred by the Fund if the price of the Index at expiration is above the strike price by an amount equal to or greater than the premium. Call and put spread writing exposes the Fund to losses up to the amount between strike prices of the purchased option and the written option.

Purchased Options Risk. If a call or put option is not sold when it has remaining value and if the market price of the underlying asset, in the case of a call option, remains less than or equal to the exercise price, or, in the case of a put option, remains equal to or greater than the exercise price, the buyer will lose its entire investment in the call or put option. There is no assurance that a liquid market will exist when the buyer seeks to close out any option position.

Risk of Options with One Day to Expiration. The Fund’s use of options with one day to expiration (“daily options”) presents additional risks. Losses may be incurred on any given day and shareholders who hold the Fund for multiple days can incur multiple days of such losses. Due to the short time until their expiration, daily options are more sensitive to sudden price movements and market volatility and could incur losses more rapidly than options with more time until expiration. Because of this, the timing of trades utilizing daily options becomes more critical. Although the Fund intends to purchase its options at the end of each day, any delay in the execution of these trades can significantly impact the outcome of the trade. Such options may also suffer from low liquidity, making it more difficult for the Fund to enter into its positions each day at desired prices. The bid-ask spreads on daily options can be wider than with traditional options, increasing the Fund’s transaction costs and negatively affecting its returns. Additionally, the proliferation of options with one day to expiration is relatively new and may therefore be subject to rule changes and operational frictions. To the extent that the OCC enacts new rules relating to options with one day to expiration that make it impracticable or impossible for the Fund to utilize daily options to effectuate its investment strategy, it may instead utilize options with the shortest remaining maturity available.

FLEX Options Risk. FLEX Options are exchange-traded options contracts with uniquely customizable terms like exercise price, style, and expiration date. Due to their customization and potentially unique terms, FLEX Options may be less liquid than other securities, such as standard exchange listed options. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund’s shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price.

Leverage Risk. While the Fund does not seek leveraged exposure to the performance of the Russell 2000 Index, the Fund seeks to achieve and maintain exposure to the value of the Index by using the leverage inherent in options contracts. Therefore, the Fund is subject to leverage risk. When the Fund sells options spreads or enters into a transaction without investing an amount equal to the full economic exposure of the options spread or transaction, it creates a form of investment leverage, which can result in the Fund losing more than the income generated from writing options spreads. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in immediate and substantial losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. The Fund will incur leverage by employing the Fund’s iron condor strategy using options with a targeted notional value of up to 300% of the Fund’s net assets, which will (if the notional value is 300%) triple the potential amount of loss or gain to the Fund relative to employing the strategy using options with, as an example, 100% of the notional value of the Fund’s net assets.

Themes Russell 2000 Ultra Enhanced Iron Condor Income ETF | Clearing Member Default Risk [Member]
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Clearing Member Default Risk. Transactions in some types of derivatives, including the options sold by the Fund, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Themes Russell 2000 Ultra Enhanced Iron Condor Income ETF | Distribution Risk [Member]
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Distribution Risk. The Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Themes Russell 2000 Ultra Enhanced Iron Condor Income ETF | Transaction Cost Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Transaction Cost Risk. The Fund will pay transaction costs, such as commissions or mark-ups in the bid/offer spread on an option position, when it writes options. Because the Fund “turns over” its option positions every week (or more frequently) in this fashion, it will incur high levels of transaction costs. While the turnover of the option positions sold by the Fund is not deemed “portfolio turnover” for accounting purposes, the economic impact to the Fund is similar to what could occur if the Fund experienced high portfolio turnover (e.g., in excess of 100% per year). The Fund’s high levels of transaction costs may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example thereunder, may affect the Fund’s performance.

Themes Russell 2000 Ultra Enhanced Iron Condor Income ETF | Active Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Active Management Risk. The Fund is actively-managed and may not meet its investment objective based on the success or failure of the Adviser or the Fund’s portfolio managers to implement investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques applied by the Adviser and portfolio managers and the skill of the Adviser and/or portfolio manager in evaluating the value and risks associated with the Fund’s iron condor strategy, including their ability to assess the volatility of the Russell 2000 Index and establishing the strike prices of the options sold by the Fund. It is possible the investment techniques employed on behalf of the Fund will not produce the desired results.

Themes Russell 2000 Ultra Enhanced Iron Condor Income ETF | Inflation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.

Themes Russell 2000 Ultra Enhanced Iron Condor Income ETF | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Interest Rate Risk. Interest rate risk is the risk that the value of the Fund’s investments will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term options and debt securities and higher for longer-term options and debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. When interest rates increase, call options generally benefit while put option prices are impacted negatively.

Themes Russell 2000 Ultra Enhanced Iron Condor Income ETF | Special Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Special Tax Risk. The Fund intends to qualify as a “regulated investment company” (“RIC”); however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. The Fund’s pursuit of its investment strategies will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and was ineligible to or did not cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. The Fund’s investment strategy may limit its ability to distribute dividends eligible for treatment as qualified dividend income, which for non-corporate shareholders are subject to federal income tax at rates of up to 20%. The Fund’s investment strategy may also limit its ability to distribute dividends eligible for the dividends-received deduction for corporate shareholders. For these reasons, a significant portion of distributions received by Fund shareholders may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy. You should consult your tax advisor as to the tax consequences of acquiring, owning and disposing of Shares. Investors should consult their tax advisor as to the tax consequences of acquiring, owning and disposing of Shares.

Themes Russell 2000 Ultra Enhanced Iron Condor Income ETF | Tax Efficiency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Tax Efficiency Risk. Unlike most ETFs, the Fund currently intends to effect redemptions primarily for cash, rather than primarily in-kind redemptions. As such, investments in Shares may be less tax-efficient than investments in conventional ETFs. ETFs generally are able to make in-kind redemptions and avoid being taxed on gain on the distributed portfolio securities at the fund level. Because the Fund currently intends to effect redemptions primarily for cash, rather than in-kind distributions, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were able to distribute portfolio securities in-kind. The Fund generally intends to distribute these gains to shareholders to avoid being taxed on this gain at the Fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF. In addition, as a result of the Fund selling options daily, it is expected that any distributions by the Fund will be taxable as ordinary income.

Themes Russell 2000 Ultra Enhanced Iron Condor Income ETF | E T F Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although shares of the Fund are listed for trading on a national securities exchange, the Cboe BZX Exchange, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange or that the requirements of the Exchange or any exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to execute its options strategy, may be unable to accurately price its investments and/or may incur substantial trading losses. This risk may be greater for the Fund as it seeks to have exposure to a single index as opposed to a more diverse portfolio like a traditional pooled investment. If trading in the Fund’s shares are halted, investors may be temporarily unable to trade shares of the Fund. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Index’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Themes Russell 2000 Ultra Enhanced Iron Condor Income ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Themes Russell 2000 Ultra Enhanced Iron Condor Income ETF | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult or impossible to purchase or sell at an advantageous time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid.

Themes Russell 2000 Ultra Enhanced Iron Condor Income ETF | New Adviser Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Adviser Risk. Although the Adviser’s principals and the Fund’s portfolio managers have experience managing investments in the past, the Adviser is a newly-formed entity and has little experience managing investments for an ETF, which may limit the Adviser’s effectiveness.

Themes Russell 2000 Ultra Enhanced Iron Condor Income ETF | New Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Fund Risk. The Fund is new with no operating history. As a result, there can be no assurance that the Fund will grow to or maintain an economically viable size, as a result of which it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.

Themes Russell 2000 Ultra Enhanced Iron Condor Income ETF | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Themes Russell 2000 Ultra Enhanced Iron Condor Income ETF | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. Independent market quotations for certain investments held by the Fund may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that the Fund may not be able to sell an investment at the price assigned to the investment by the Fund. In addition, the securities in which the Fund invests may trade on days that the Fund does not price its shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their Fund holdings.

Themes Russell 2000 Ultra Enhanced Iron Condor Income ETF | Money Market Instruments Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Money Market Instruments Risk. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a money market fund.

Themes Russell 2000 Ultra Enhanced Iron Condor Income ETF | U S Government Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

U.S. Government Securities Risk. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

Themes Russell 2000 Ultra Enhanced Iron Condor Income ETF | Iron Condor Strategy Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Iron Condor Strategy Risk. On days when the Russell 2000 Index experiences volatility, the Fund may suffer losses. Losses may be incurred when the Index experiences gains and also when it experiences losses. These losses may be suffered on any given day and shareholders who hold the Fund for multiple days can incur multiple days of such losses. On days when the Index experiences significant gains, the Fund could face losses up to three times the difference between the strike prices of the put spread. On days when the Index experiences significant losses, the Fund could face losses up to three times the difference between the strike prices of the put spread. However, the losses the Fund experiences on days when the Index increases or decreases will always be offset to some degree by the net options premium income it receives. Because of the Fund’s strategy of coupling written and purchased puts and call options with the same expiration date and different strike prices, the maximum potential loss for the Fund for any given put or call spread on any given day is equal to the difference between the strike prices minus any net options premium income received. The Fund does not provide returns similar to the Russell 2000 Index or participate in the returns of the Index. As a result, and for the reasons outlined above, the Fund may incur significant losses on days when the Index experiences significant gains.

Themes Russell 2000 Ultra Enhanced Iron Condor Income ETF | Themes Russell 2000 Ultra Enhanced Iron Condor Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	IWMU
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[15]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 157
Themes GOOGL PutWrite Options Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Themes GOOGL PutWrite Options Income ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Themes GOOGL PutWrite Options Income ETF (the “Fund”) is an exchange-traded fund (“ETF”) that seeks current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed ETF that seeks current income by employing a put selling (or “writing”) strategy using primarily at-the-money options on the common stock of Alphabet Inc. Class A (NASDAQ: GOOGL) (the “Underlying Stock” or “GOOGL”) to generate income. Specifically, the Fund aims to generate income from its options investments when the Underlying Stock rises in value above the strike price of the put options written. When the Underlying Stock’s value falls below the strike price of the put options, the Fund is likely to incur losses and may be obligated to buy shares of the Underlying Stock at the strike price. Accordingly, the Fund is intended for investors who seek income when the investor believes the Underlying Stock will remain flat or rise in value. The Fund is not designed to participate in the market performance of the Underlying Stock when the Underlying Stock increases in value. When the Underlying Stock decreases in value the Fund will participate in the decline and incur losses; however, any such losses will be offset to some degree by the option premium income the Fund received from the sold options.

The Fund’s Put Writing Strategy

To implement this strategy, on a weekly basis, the Fund will write put options on the Underlying Stock that are primarily at-the-money (i.e., equal to the Underlying Stock’s current market price) and have one week to expiration. As the seller of the put options, the Fund receives cash (the “premium”) from the purchaser for each put sold and commits to buying shares of the Underlying Stock at the strike price if the option owner exercises its option. If a put option sold by the Fund is exercised prior to expiration (i.e., “assigned” or “put” to the Fund), the Fund will purchase the shares of the Underlying Stock at the time of exercise at the strike price and will hold the Underlying Stock shares until they are liquidated. Generally speaking, however, the Fund may proactively close out in-the-money put options before expiration to prevent being assigned shares of the Underlying Stock.

Possible Outcomes of the Fund’s Investment Strategies

The premiums received by the Fund from writing options will increase the Fund’s return if the option is not exercised and thus expires worthless. However, if the value of the Underlying Stock declines below the strike price at any time prior to expiration, the option is in-the-money and the Fund will be required, if the option is exercised by the option holder, to buy the Underlying Stock at the strike price, effectively paying the holder the difference between the strike price and the closing price of the Underlying Stock. Therefore, by writing a put option, the Fund is exposed to the risk of losing the amount by which the price of the Underlying Stock is less than the strike price at any time prior to the option’s expiration. Accordingly, the potential return to the Fund is limited to the amount of option premiums it receives, while the Fund can potentially lose up to the entire strike price of each option it sells. In such a case, Fund losses will likely outweigh the income attributable to the options premiums received and Fund losses may be substantial. Further, if the value of the Underlying Stock increases, the Fund’s returns will not increase accordingly.

Essentially, if the value of the Underlying Stock remains above a put option’s strike price, the buyer of the put option likely won’t exercise the option, allowing the Fund to retain the premium. Conversely, if the value of the Underlying Stock drops below the strike price, the holder of the option may exercise the option and assign (or put) the stock to the Fund. The Fund would then be required to pay the option holder a price equal to the strike price of the option, and the Fund would receive shares of the Underlying Stock equal to the number of contracts sold. The Fund would then liquidate the shares of the Underlying Stock at its earliest convenience and seek to reestablish the put option position.

The Fund’s Use of Written Put Options

The Fund’s strategy is designed to have approximately a weekly, 100% downside notional exposure to the Underlying Stock. Essentially, the value of the put options that the Fund invests in will match the value as if the Fund had directly purchased the Underlying Stock. More specifically:

The notional value of an option refers to the value that the options control. It is calculated by multiplying the price of the asset underlying the option (the Index) by the options multiplier by the number of contracts. The options multiplier is the number of shares an option contract controls. Equity options each control 100 underlying shares and therefore have a 100 options multiplier.

By way of example, assume the Fund has assets of $10 million and the Index is priced at $60. The value of one option contract would therefore be $6,000 (the $60 Index price x the 100 options multiplier). To determine the number of put option contracts needed to encompass approximately 100% of the Fund’s net assets, the Fund’s value is divided by the value of one contract ($10,000,000 divided by $6,000 = 1,666). The notional exposure would thus be approximately $10,000,000 ($60 x 100 x 1,666=$9,996,000) from the put options written or 100% of the Fund’s net assets.

However, the Fund’s notional exposure will drift during each week. The Fund may at times write options on the Underlying Stock with aggregate notional value greater than the value of the Fund’s assets. In those cases, the Fund may be considered to have created investment leverage; leverage increases the volatility of the Fund and may result in losses greater than if the Fund had not been leveraged. It is also possible that the Fund will create investment leverage by borrowing money.

The Fund will typically reallocate its portfolio at the end of each trading week. That is, the Fund will either allow each week’s options to expire, purchase the corresponding shares of the Underlying Stock at the strike price and liquidate the Underlying Stock position as early as reasonably possible, close (i.e., buy back) the option, or roll it early. “Rolling” an option contract refers to the process of buying existing put option contracts to close them out and immediately selling new put option contracts. The Fund will enter into new put options when the options have expired, closed, or rolled early. The sold put options positions will be reestablished weekly.

At least weekly, the options sold by the Fund are settled by delivery at expiration or expire with no value and new option positions are established while the Fund sells any shares of the Underlying Stock it owns as a result of such settlements or of the Fund’s prior option positions having been exercised. The Fund’s weekly (or more frequent) cycle of reallocating its portfolio likely will cause the Fund to have frequent and substantial turnover in its option positions. If the Fund receives additional inflows (and issues more Shares accordingly in large numbers known as “Creation Units”) during a one-week period, the Fund will sell additional listed put options which will be exercised or expire at the end of such one-week period. Conversely, if the Fund redeems Shares in Creation Unit size during a weekly period, the Fund will terminate the appropriate portion of the options it has sold accordingly.

Principal Portfolio Holdings of the Fund

Portfolio Holdings	Investment Terms	Expected Target Maturity
Sold put option contracts	“at-the money” (i.e., the strike price is equal to the then-current price of the Index at the time of sale)	1 week
U.S Treasury Securities, Money Market Funds and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government. The Fund will generally hold U.S. Treasuries to maturity.

These instruments are used as collateral for the Fund’s options and to generate income.

The market value of the cash, money market funds and U.S. Treasuries held by the Fund is expected to comprise at least 80% of the Fund’s net assets.

Up to 1-year maturities at the time of purchase

Though the Fund intends to sell options that are at-the-money, the put options sold by the Fund may at times be sold slightly in-the-money (i.e., higher than the Underlying Stock’s current market price) or slightly out-of-the-money (i.e., below the Underlying Stock’s current market price) depending on the market volatility of the Underlying Stock on the day the option is sold.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the securities of the Underlying Stock and options that provide exposure to the Underlying Stock. The Fund will consider the notional value of its options positions for the purpose of assessing compliance with this 80% Policy. The Fund’s 80% Policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

The Fund will write exchange-traded options contracts that utilize the Underlying Stock as the reference asset. In general, a put option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to sell (put) to the seller (writer) of the option the Underlying Stock at a specified exercise price. The Fund intends to primarily utilize European style Flexible EXchange® (“FLEX”) options. FLEX options are exchange-traded and allow for customizable terms (e.g., the strike price can be negotiated). An option is said to be “European Style” when it can be exercised only at expiration. If a listed put option sold by the Fund is assigned to the Fund, the Fund will buy the GOOGL shares underlying the option at the time of exercise at the strike price, and will hold the shares of the Underlying Stock until the Fund is able to liquidate the shares. The expiration dates at the time of purchase for the Fund’s written puts will typically be one week, but may range up to one month at times) (the “Put Period”).

The Fund will seek to employ its investment strategy regardless of whether there are periods of adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

As a result of its investment strategies, the Fund will be concentrated in the industry to which the Underlying Stock is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure in the industry to which the Underlying Stock is assigned). As of the date of this prospectus, GOOGL is assigned to the information technology sector and the interactive media and services industry.

The Fund intends to make monthly distribution payments to shareholders.

Alphabet Inc.

Alphabet Inc. is a holding company of a collection of businesses, the largest of which is Google. Alphabet Inc., through its subsidiaries, provides web-based search, advertisements, maps, software applications, mobile operating systems, consumer content, enterprise solutions, commerce, and hardware products. Alphabet Inc. reports in three segments: (i) Google Services, (ii) Google Cloud, and (iii) Other Bets (all other non-Google businesses). Alphabet Inc. is listed on the Nasdaq Global Select Market. As of the date of this prospectus, the market capitalization of Alphabet Inc. was approximately $2.1 trillion.

This prospectus relates only to the Fund Shares offered hereby and is not a prospectus for the common stock or other securities of Alphabet, Inc. Class A. The common stock of Alphabet, Inc. Class A (GOOGL) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Alphabet, Inc. pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Alphabet, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. Alphabet, Inc. is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates, and is not involved with this offering in any way.

The Fund’s performance will differ from that of the Underlying Stock. The performance differences will depend on, among other things, the Underlying Stock’s value, changes in the value of the put options contracts the Fund has sold, and changes in the value of the U.S. Treasuries and money market instruments held by the Fund. The Fund’s ability to achieve its investment objective of current income is not dependent on the price appreciation of the Underlying Stock.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. When provided, the information will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns compare with a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	In the future, performance for the Fund will be presented in this section. When provided, the information will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns compare with a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-584-3637
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ThemesETFs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Themes GOOGL PutWrite Options Income ETF | Risks Lose Money [Member]
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Risk Caption	rr_RiskCaption	You can lose money on your investment in the Fund.
Themes GOOGL PutWrite Options Income ETF | Non Diversification Risk [Member]
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Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Risk Caption	rr_RiskCaption	The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
Themes GOOGL PutWrite Options Income ETF | All Risk [Member]
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You can lose money on your investment in the Fund. The Fund is subject to the risks summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Themes GOOGL PutWrite Options Income ETF | Market Risk [Member]
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Market Risk. Market risk is the risk that a particular security, or Shares in general, may fall in value, or fail to rise. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates, and perceived trends in securities prices. Shares could decline in value or underperform other investments. In addition, local, regional, or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. During any such events, Shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on Shares may widen. As a result, an investor could lose money over short or long periods of time.

Themes GOOGL PutWrite Options Income ETF | Derivatives Risk [Member]
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Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts Risk. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. There may at times be an imperfect correlation between the movement in the values of options contracts and the Underlying Stock, which may prevent the Fund from achieving its investment objective. In addition, there may at times not be a liquid secondary market for certain options contracts. The value of the options used by the Fund will be determined based on market quotations or other recognized pricing methods.

FLEX Options Risk. FLEX Options are exchange-traded options contracts with uniquely customizable terms like exercise price, style, and expiration date. Due to their customization and potentially unique terms, FLEX Options may be less liquid than other securities, such as standard exchange listed options. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund’s shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price.

Leverage Risk. While the Fund does not seek leveraged exposure to the Underlying Stock, the Fund seeks to achieve and maintain the exposure to the value of the Underlying Stock by using the leverage inherent in options contracts. Therefore, the Fund is subject to leverage risk. When the Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in the Fund losing more than it originally invested. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Options trading involves a degree of leverage and as a result, a relatively small price movement may result in immediate and substantial losses to the Fund.

Themes GOOGL PutWrite Options Income ETF | Clearing Member Default Risk [Member]
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Clearing Member Default Risk. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Themes GOOGL PutWrite Options Income ETF | Distribution Risk [Member]
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Distribution Risk. The Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Themes GOOGL PutWrite Options Income ETF | Transaction Cost Risk [Member]
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Transaction Cost Risk. The Fund will pay transaction costs, such as commissions or mark-ups in the bid/offer spread on an option position, when it writes options. Because the Fund “turns over” its option positions every week in this fashion, it will incur high levels of transaction costs. While the turnover of the option positions sold by the Fund is not deemed “portfolio turnover” for accounting purposes, the economic impact to the Fund is similar to what could occur if the Fund experienced high portfolio turnover (e.g., in excess of 100% per year). The Fund’s high levels of transaction costs may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example thereunder, may affect the Fund’s performance.

Themes GOOGL PutWrite Options Income ETF | Active Management Risk [Member]
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Active Management Risk. The Fund is actively-managed and may not meet its investment objective based on the success or failure of the Adviser or the Fund’s portfolio managers to implement investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques applied by the Adviser and portfolio managers and the skill of the Adviser and/or portfolio manager in evaluating the value and risks associated with the Fund’s investment strategy, including their ability to assess the volatility of GOOGL and establishing the strike prices of the options sold by the Fund. It is possible the investment techniques employed on behalf of the Fund will not produce the desired results.

Themes GOOGL PutWrite Options Income ETF | Inflation Risk [Member]
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Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.

Themes GOOGL PutWrite Options Income ETF | Interest Rate Risk [Member]
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Interest Rate Risk. Interest rate risk is the risk that the value of the Fund’s investments will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term options and debt securities and higher for longer-term options and debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. When interest rates increase, call options generally benefit while put option prices are impacted negatively.

Themes GOOGL PutWrite Options Income ETF | Special Tax Risk [Member]
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Special Tax Risk. The Fund intends to qualify as a “regulated investment company” (“RIC”); however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. The Fund’s pursuit of its investment strategies will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and was ineligible to or did not cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. The Fund’s investment strategy may limit its ability to distribute dividends eligible for treatment as qualified dividend income, which for non-corporate shareholders are subject to federal income tax at rates of up to 20%. The Fund’s investment strategy may also limit its ability to distribute dividends eligible for the dividends-received deduction for corporate shareholders. For these reasons, a significant portion of distributions received by Fund shareholders may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy. You should consult your tax advisor as to the tax consequences of acquiring, owning and disposing of Shares. Investors should consult their tax advisor as to the tax consequences of acquiring, owning and disposing of Shares.

Themes GOOGL PutWrite Options Income ETF | Tax Efficiency Risk [Member]
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Tax Efficiency Risk. Unlike most ETFs, the Fund currently intends to effect redemptions primarily for cash, rather than primarily in-kind redemptions. As such, investments in Shares may be less tax-efficient than investments in conventional ETFs. ETFs generally are able to make in-kind redemptions and avoid being taxed on gain on the distributed portfolio securities at the fund level. Because the Fund currently intends to effect redemptions primarily for cash, rather than in-kind distributions, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were able to distribute portfolio securities in-kind. The Fund generally intends to distribute these gains to shareholders to avoid being taxed on this gain at the Fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF. In addition, as a result of the Fund selling options at least weekly, it is expected that any distributions by the Fund will be taxable as ordinary income.

Themes GOOGL PutWrite Options Income ETF | E T F Risks [Member]
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ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although shares of the Fund are listed for trading on a national securities exchange, The NASDAQ Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange or that the requirements of the Exchange or any exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to execute its options strategy, may be unable to accurately price its investments and/or may incur substantial trading losses. This risk may be greater for the Fund as it seeks to have exposure to a single stock as opposed to a more diverse portfolio like a traditional pooled investment. If trading in the Fund’s shares are halted, investors may be temporarily unable to trade shares of the Fund. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Stock being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Themes GOOGL PutWrite Options Income ETF | Cybersecurity Risk [Member]
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Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Themes GOOGL PutWrite Options Income ETF | Liquidity Risk [Member]
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Liquidity Risk. The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult or impossible to purchase or sell at an advantageous time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid.

Themes GOOGL PutWrite Options Income ETF | New Adviser Risk [Member]
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New Adviser Risk. Although the Adviser’s principals and the Fund’s portfolio managers have experience managing investments in the past, the Adviser is a newly-formed entity and has little experience managing investments for an ETF, which may limit the Adviser’s effectiveness.

Themes GOOGL PutWrite Options Income ETF | New Fund Risk [Member]
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New Fund Risk. The Fund is new with no operating history. As a result, there can be no assurance that the Fund will grow to or maintain an economically viable size, as a result of which it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.

Themes GOOGL PutWrite Options Income ETF | Operational Risk [Member]
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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Themes GOOGL PutWrite Options Income ETF | Valuation Risk [Member]
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Valuation Risk. Independent market quotations for certain investments held by the Fund may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that the Fund may not be able to sell an investment at the price assigned to the investment by the Fund. In addition, the securities in which the Fund invests may trade on days that the Fund does not price its shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their Fund holdings.

Themes GOOGL PutWrite Options Income ETF | Money Market Instruments Risk [Member]
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Money Market Instruments Risk. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a money market fund.

Themes GOOGL PutWrite Options Income ETF | U S Government Securities Risk [Member]
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U.S. Government Securities Risk. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

Themes GOOGL PutWrite Options Income ETF | Equity Market Risk [Member]
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Equity Market Risk. The Fund invests in options contracts that are based on the value of the Underlying Stock. This subjects the Fund to certain of the same risks as if it owned equity securities of Alphabet Inc., even though it generally does not. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Themes GOOGL PutWrite Options Income ETF | Large Capitalization Investing Risk [Member]
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Large-Capitalization Investing Risk. Large capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

Themes GOOGL PutWrite Options Income ETF | Put Writing Strategy Risk [Member]
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Put Writing Strategy Risk. Put Options are generally subject to volatile swings in price based on changes in value of the Underlying Stock and the value of the Fund’s positions in options may be subject to greater fluctuations in value than investments directly in the Underlying Stock. The Fund will incur a form of economic leverage through its use of options, which will increase the volatility of the Fund’s returns and may increase the risk of loss to the Fund. If the value of the Underlying Stock declines below the strike price, the option will finish in-the-money and the Fund will be required to make a cash payment based on the difference between the strike price and the price of the Underlying Stock at the time the option is exercised. Therefore, by writing a put option, the Fund is exposed to the amount by which the price of the Underlying Stock is less than the strike price. While the Fund will collect premiums on the options it writes, the Fund’s risk of loss if one or more of its options is exercised and expires in-the-money may substantially outweigh the gains to the Fund from the receipt of such option premiums. Moreover, the options sold by the Fund may have an imperfect correlation to the returns of the Underlying Stock. The potential return to the Fund is limited to the amount of option premiums it receives; however, the Fund can potentially lose up to the entire strike price of each option it sells. Further, if the value of the securities underlying the options sold by the Fund (i.e., the Underlying Stock) increases, the Fund’s returns will not increase accordingly.

Themes GOOGL PutWrite Options Income ETF | Implied Volatility Risk [Member]
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Implied Volatility Risk. When the Fund sells a listed put option, it gains the amount of the premium it receives, but also incurs a corresponding liability representing the value of the option it has sold (until the option is exercised and finishes in the money or expires worthless). The value of the options in which the Fund invests is partly based on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the Underlying Stock underlying the options do not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the Fund’s NAV. The Fund is therefore exposed to implied volatility risk before the options expire or are exercised. This is the risk that the value of the implied volatility of the options sold by the Fund will increase due to general market and economic conditions, perceptions regarding the industries in which Alphabet Inc. participates, or factors relating specifically to the Underlying Stock.

Themes GOOGL PutWrite Options Income ETF | Price Participation Risk [Member]
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Price Participation Risk. The Fund may sell in-the-money put option contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Stock over the Put Period (typically, one week, but may range up to one month). This means that if the Underlying Stock experiences an increase in value above the strike price of the sold put options during a Put Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Stock over the Put Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Stock over each Put Period, but has full exposure to any decreases in value experienced by the Underlying Stock over the Put Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Stock. The degree of participation in the Underlying Stock’s gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put option contracts and will vary from Put Period to Put Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Stock, changes in interest rates, changes in the actual or perceived volatility of the Underlying Stock and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Stock changes and time moves towards the expiration of each Put Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected that the Fund’s NAV will directly correlate on a day-to-day basis with the returns of the Underlying Stock. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Stock will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Stock.

Themes GOOGL PutWrite Options Income ETF | Issuer Specific Apple Inc Investing Risk [Member]
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Issuer-Specific (Alphabet Inc.) Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. Alphabet Inc. faces risks related to managing the frequent introductions and transitions of products and services; the outsourced manufacturing and logistical services provided by partners, many of which are located outside of the United States; the ability to obtain components in sufficient quantities on commercially reasonable terms for its products; potential design and manufacturing defects in its products and services; the reliance on access to third-party intellectual property and on third-party software developers; ability to obtain or create digital content that appeals to customers; the ability to retain and hire highly skilled employees, including key personnel; the performance of carriers, wholesalers, retailers and other resellers; information technology system failures and network disruptions; losses or unauthorized access to or releases of confidential information; and legal and regulatory compliance risks.

Themes GOOGL PutWrite Options Income ETF | Concentration Risk [Member]
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Concentration Risk. The Fund will be concentrated in the industry to which Alphabet Inc. is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which Alphabet Inc. is assigned). The Fund’s performance will therefore be particularly susceptible to adverse events impacting such industry, which may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in a particular industry. As a result, the value of the Fund’s investments may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

Interactive Media and Services Industry Risk. The performance of companies in the interactive media and services industry may be affected by (without limitation) the following factors: failure to attract and retain a substantial number of new device manufacturers, suppliers, distributors, developers or users, or failing to develop products and technologies that work well on new devices and platforms; data privacy and security concerns; regulatory changes; and intellectual property concerns.

Themes GOOGL PutWrite Options Income ETF | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Themes GOOGL PutWrite Options Income ETF | Themes GOOGL PutWrite Options Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.39%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[16]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 40
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 125
Themes MSFT PutWrite Options Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Themes MSFT PutWrite Options Income ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Themes MSFT PutWrite Options Income ETF (the “Fund”) is an exchange-traded fund (“ETF”) that seeks current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed ETF that seeks current income by employing a put selling (or “writing”) strategy using primarily at-the-money options on the common stock of Microsoft Corporation (NASDAQ: MSFT) (the “Underlying Stock” or “MSFT”) to generate income. Specifically, the Fund aims to generate income from its options investments when the Underlying Stock rises in value above the strike price of the put options written. When the Underlying Stock’s value falls below the strike price of the put options, the Fund is likely to incur losses and may be obligated to buy shares of the Underlying Stock at the strike price. Accordingly, the Fund is intended for investors who seek income when the investor believes the Underlying Stock will remain flat or rise in value. The Fund is not designed to participate in the market performance of the Underlying Stock when the Underlying Stock increases in value. When the Underlying Stock decreases in value the Fund will participate in the decline and incur losses; however, any such losses will be offset to some degree by the option premium income the Fund received from the sold options.

The Fund’s Put Writing Strategy

To implement this strategy, on a weekly basis, the Fund will write put options on the Underlying Stock that are primarily at-the-money (i.e., equal to the Underlying Stock’s current market price) and have one week to expiration. As the seller of the put options, the Fund receives cash (the “premium”) from the purchaser for each put sold and commits to buying shares of the Underlying Stock at the strike price if the option owner exercises its option. If a put option sold by the Fund is exercised prior to expiration (i.e., “assigned” or “put” to the Fund), the Fund will purchase the shares of the Underlying Stock at the time of exercise at the strike price and will hold the Underlying Stock shares until they are liquidated. Generally speaking, however, the Fund may proactively close out in-the-money put options before expiration to prevent being assigned shares of the Underlying Stock.

Possible Outcomes of the Fund’s Investment Strategies

The premiums received by the Fund from writing options will increase the Fund’s return if the option is not exercised and thus expires worthless. However, if the value of the Underlying Stock declines below the strike price at any time prior to expiration, the option is in-the-money and the Fund will be required, if the option is exercised by the option holder, to buy the Underlying Stock at the strike price, effectively paying the holder the difference between the strike price and the closing price of the Underlying Stock. Therefore, by writing a put option, the Fund is exposed to the risk of losing the amount by which the price of the Underlying Stock is less than the strike price at any time prior to the option’s expiration. Accordingly, the potential return to the Fund is limited to the amount of option premiums it receives, while the Fund can potentially lose up to the entire strike price of each option it sells. In such a case, Fund losses will likely outweigh the income attributable to the options premiums received and Fund losses may be substantial. Further, if the value of the Underlying Stock increases, the Fund’s returns will not increase accordingly.

Essentially, if the value of the Underlying Stock remains above a put option’s strike price, the buyer of the put option likely won’t exercise the option, allowing the Fund to retain the premium. Conversely, if the value of the Underlying Stock drops below the strike price, the holder of the option may exercise the option and assign (or put) the stock to the Fund. The Fund would then be required to pay the option holder a price equal to the strike price of the option, and the Fund would receive shares of the Underlying Stock equal to the number of contracts sold. The Fund would then liquidate the shares of the Underlying Stock at its earliest convenience and seek to reestablish the put option position.

The Fund’s Use of Written Put Options

The Fund’s strategy is designed to have approximately a weekly, 100% downside notional exposure to the Underlying Stock. Essentially, the value of the put options that the Fund invests in will match the value as if the Fund had directly purchased the Underlying Stock. More specifically:

The notional value of an option refers to the value that the options control. It is calculated by multiplying the price of the asset underlying the option (the Index) by the options multiplier by the number of contracts. The options multiplier is the number of shares an option contract controls. Equity options each control 100 underlying shares and therefore have a 100 options multiplier.

By way of example, assume the Fund has assets of $10 million and the Index is priced at $60. The value of one option contract would therefore be $6,000 (the $60 Index price x the 100 options multiplier). To determine the number of put option contracts needed to encompass approximately 100% of the Fund’s net assets, the Fund’s value is divided by the value of one contract ($10,000,000 divided by $6,000 = 1,666). The notional exposure would thus be approximately $10,000,000 ($60 x 100 x 1,666=$9,996,000) from the put options written or 100% of the Fund’s net assets.

However, the Fund’s notional exposure will drift during each week. The Fund may at times write options on the Underlying Stock with aggregate notional value greater than the value of the Fund’s assets. In those cases, the Fund may be considered to have created investment leverage; leverage increases the volatility of the Fund and may result in losses greater than if the Fund had not been leveraged. It is also possible that the Fund will create investment leverage by borrowing money.

The Fund will typically reallocate its portfolio at the end of each trading week. That is, the Fund will either allow each week’s options to expire, purchase the corresponding shares of the Underlying Stock at the strike price and liquidate the Underlying Stock position as early as reasonably possible, close (i.e., buy back) the option, or roll it early. “Rolling” an option contract refers to the process of buying existing put option contracts to close them out and immediately selling new put option contracts. The Fund will enter into new put options when the options have expired, closed, or rolled early. The sold put options positions will be reestablished weekly.

At least weekly, the options sold by the Fund are settled by delivery at expiration or expire with no value and new option positions are established while the Fund sells any shares of the Underlying Stock it owns as a result of such settlements or of the Fund’s prior option positions having been exercised. The Fund’s weekly (or more frequent) cycle of reallocating its portfolio likely will cause the Fund to have frequent and substantial turnover in its option positions. If the Fund receives additional inflows (and issues more Shares accordingly in large numbers known as “Creation Units”) during a one-week period, the Fund will sell additional listed put options which will be exercised or expire at the end of such one-week period. Conversely, if the Fund redeems Shares in Creation Unit size during a weekly period, the Fund will terminate the appropriate portion of the options it has sold accordingly.

Principal Portfolio Holdings of the Fund

Portfolio Holdings	Investment Terms	Expected Target Maturity
Sold put option contracts	“at-the money” (i.e., the strike price is equal to the then-current price of the Index at the time of sale)	1 week
U.S Treasury Securities, Money Market Funds and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government. The Fund will generally hold U.S. Treasuries to maturity.

These instruments are used as collateral for the Fund’s options and to generate income.

The market value of the cash, money market funds and U.S. Treasuries held by the Fund is expected to comprise at least 80% of the Fund’s net assets.

Up to 1-year maturities at the time of purchase

Though the Fund intends to sell options that are at-the-money, the put options sold by the Fund may at times be sold slightly in-the-money (i.e., higher than the Underlying Stock’s current market price) or slightly out-of-the-money (i.e., below the Underlying Stock’s current market price) depending on the market volatility of the Underlying Stock on the day the option is sold.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the securities of the Underlying Stock and options that provide exposure to the Underlying Stock. The Fund will consider the notional value of its options positions for the purpose of assessing compliance with this 80% Policy. The Fund’s 80% Policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

The Fund will write exchange-traded options contracts that utilize the Underlying Stock as the reference asset. In general, a put option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to sell (put) to the seller (writer) of the option the Underlying Stock at a specified exercise price. The Fund intends to primarily utilize European style Flexible EXchange® (“FLEX”) options. FLEX options are exchange-traded and allow for customizable terms (e.g., the strike price can be negotiated). An option is said to be “European Style” when it can be exercised only at expiration. If a listed put option sold by the Fund is assigned to the Fund, the Fund will buy the MSFT shares underlying the option at the time of exercise at the strike price, and will hold the shares of the Underlying Stock until the Fund is able to liquidate the shares. The expiration dates at the time of purchase for the Fund’s written puts will typically be one week, but may range up to one month at times) (the “Put Period”).

The Fund will seek to employ its investment strategy regardless of whether there are periods of adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

As a result of its investment strategies, the Fund will be concentrated in the industry to which the Underlying Stock is assigned (i.e., hold 25% or more of its total assets in investments that provide exposure in the industry to which the Underlying Stock is assigned). As of the date of this prospectus, MSFT is assigned to the information technology sector and the computer software industry.

The Fund intends to make monthly distribution payments to shareholders.

Microsoft Corporation (“MSFT”)

Microsoft Corporation is a technology company that develops and supports software, services, devices, and solutions. Microsoft Corporation’s services include cloud-based solutions that provide customers with software, services, platforms, and content. Products include operating systems, cross-device productivity and collaboration applications, server applications, business solution applications, desktop and server management tools, software development tools, and video games. MSFT is listed on the Nasdaq Global Select Market. As of the date of this prospectus, the market capitalization of Microsoft Corporation was approximately $3.3 trillion.

This prospectus relates only to the Fund Shares offered hereby and is not a prospectus for the common stock or other securities of Microsoft Corporation. The common stock of Microsoft Corporation (MSFT) is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Microsoft Corporation pursuant to the Exchange Act can be located at the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Microsoft Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. Microsoft Corporation is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates, and is not involved with this offering in any way.

The Fund’s performance will differ from that of the Underlying Stock. The performance differences will depend on, among other things, the Underlying Stock’s value, changes in the value of the put options contracts the Fund has sold, and changes in the value of the U.S. Treasuries and money market instruments held by the Fund. The Fund’s ability to achieve its investment objective of current income is not dependent on the price appreciation of the Underlying Stock.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. When provided, the information will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns compare with a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-584-3637
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ThemesETFs.com
Themes MSFT PutWrite Options Income ETF | Risks Lose Money [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk Caption	rr_RiskCaption	You can lose money on your investment in the Fund.
Themes MSFT PutWrite Options Income ETF | Non Diversification Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Risk Caption	rr_RiskCaption	The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
Themes MSFT PutWrite Options Income ETF | All Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

You can lose money on your investment in the Fund. The Fund is subject to the risks summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Themes MSFT PutWrite Options Income ETF | Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Market Risk. Market risk is the risk that a particular security, or Shares in general, may fall in value, or fail to rise. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates, and perceived trends in securities prices. Shares could decline in value or underperform other investments. In addition, local, regional, or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. During any such events, Shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on Shares may widen. As a result, an investor could lose money over short or long periods of time.

Themes MSFT PutWrite Options Income ETF | Derivatives Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts Risk. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of the Underlying Stock. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. There may at times be an imperfect correlation between the movement in values of options contracts and the Underlying Stock, which may prevent the Fund from achieving its investment objective. In addition, there may at times not be a liquid secondary market for certain options contracts. The value of the options used by the Fund will be determined based on market quotations or other recognized pricing methods.

FLEX Options Risk. FLEX Options are exchange-traded options contracts with uniquely customizable terms like exercise price, style, and expiration date. Due to their customization and potentially unique terms, FLEX Options may be less liquid than other securities, such as standard exchange listed options. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund’s shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price.

Leverage Risk. While the Fund does not seek leveraged exposure to the Underlying Stock, the Fund seeks to achieve and maintain the exposure to the value of the Underlying Stock by using the leverage inherent in options contracts. Therefore, the Fund is subject to leverage risk. When the Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in the Fund losing more than it originally invested. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Options trading involves a degree of leverage and as a result, a relatively small price movement may result in immediate and substantial losses to the Fund.

Themes MSFT PutWrite Options Income ETF | Distribution Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Distribution Risk. The Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Themes MSFT PutWrite Options Income ETF | Transaction Cost Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Transaction Cost Risk. The Fund will pay transaction costs, such as commissions or mark-ups in the bid/offer spread on an option position, when it writes options. Because the Fund “turns over” its option positions every week (or more frequently) in this fashion, it will incur high levels of transaction costs. While the turnover of the option positions sold by the Fund is not deemed “portfolio turnover” for accounting purposes, the economic impact to the Fund is similar to what could occur if the Fund experienced high portfolio turnover (e.g., in excess of 100% per year). The Fund’s high levels of transaction costs may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example thereunder, may affect the Fund’s performance.

Themes MSFT PutWrite Options Income ETF | Active Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Active Management Risk. The Fund is actively-managed and may not meet its investment objective based on the success or failure of the Adviser or the Fund’s portfolio managers to implement investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques applied by the Adviser and portfolio managers and the skill of the Adviser and/or portfolio manager in evaluating the value and risks associated with the Fund’s investment strategy, including their ability to assess the volatility of MSFT and establishing the strike prices of the options sold by the Fund. It is possible the investment techniques employed on behalf of the Fund will not produce the desired results.

Themes MSFT PutWrite Options Income ETF | Inflation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.

Themes MSFT PutWrite Options Income ETF | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Interest Rate Risk. Interest rate risk is the risk that the value of the Fund’s investments will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term options and debt securities and higher for longer-term options and debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. When interest rates increase, call options generally benefit while put option prices are impacted negatively.

Themes MSFT PutWrite Options Income ETF | Special Tax Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Special Tax Risk. The Fund intends to qualify as a “regulated investment company” (“RIC”); however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. The Fund’s pursuit of its investment strategies will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and was ineligible to or did not cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. The Fund’s investment strategy may limit its ability to distribute dividends eligible for treatment as qualified dividend income, which for non-corporate shareholders are subject to federal income tax at rates of up to 20%. The Fund’s investment strategy may also limit its ability to distribute dividends eligible for the dividends-received deduction for corporate shareholders. For these reasons, a significant portion of distributions received by Fund shareholders may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy. You should consult your tax advisor as to the tax consequences of acquiring, owning and disposing of Shares. Investors should consult their tax advisor as to the tax consequences of acquiring, owning and disposing of Shares.

Themes MSFT PutWrite Options Income ETF | Tax Efficiency Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Tax Efficiency Risk. Unlike most ETFs, the Fund currently intends to effect redemptions primarily for cash, rather than primarily in-kind redemptions. As such, investments in Shares may be less tax-efficient than investments in conventional ETFs. ETFs generally are able to make in-kind redemptions and avoid being taxed on gain on the distributed portfolio securities at the fund level. Because the Fund currently intends to effect redemptions primarily for cash, rather than in-kind distributions, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were able to distribute portfolio securities in-kind. The Fund generally intends to distribute these gains to shareholders to avoid being taxed on this gain at the Fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETFs. In addition, as a result of the Fund selling options at least weekly, it is expected that any distributions by the Fund will be taxable as ordinary income.

Themes MSFT PutWrite Options Income ETF | E T F Risks [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although shares of the Fund are listed for trading on a national securities exchange, such as The NASDAQ Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange or that the requirements of the Exchange or any exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to execute its options strategy, may be unable to accurately price its investments and/or may incur substantial trading losses. This risk may be greater for the Fund as it seeks to have exposure to a single stock as opposed to a more diverse portfolio like a traditional pooled investment. If trading in the Fund’s shares are halted, investors may be temporarily unable to trade shares of the Fund. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Index’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Themes MSFT PutWrite Options Income ETF | Cybersecurity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Themes MSFT PutWrite Options Income ETF | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk. The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult or impossible to purchase or sell at an advantageous time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid.

Themes MSFT PutWrite Options Income ETF | New Adviser Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Adviser Risk. Although the Adviser’s principals and the Fund’s portfolio managers have experience managing investments in the past, the Adviser is a newly-formed entity and has little experience managing investments for an ETF, which may limit the Adviser’s effectiveness.

Themes MSFT PutWrite Options Income ETF | New Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Fund Risk. The Fund is new with no operating history. As a result, there can be no assurance that the Fund will grow to or maintain an economically viable size, as a result of which it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.

Themes MSFT PutWrite Options Income ETF | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Themes MSFT PutWrite Options Income ETF | Valuation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Valuation Risk. Independent market quotations for certain investments held by the Fund may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that the Fund may not be able to sell an investment at the price assigned to the investment by the Fund. In addition, the securities in which the Fund invests may trade on days that the Fund does not price its shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their Fund holdings.

Themes MSFT PutWrite Options Income ETF | Money Market Instruments Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Money Market Instruments Risk. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a money market fund.

Themes MSFT PutWrite Options Income ETF | U S Government Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

U.S. Government Securities Risk. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

Themes MSFT PutWrite Options Income ETF | Equity Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Equity Market Risk. The Fund invests in options contracts that are based on the value of the Underlying Stock. This subjects the Fund to certain of the same risks as if it owned equity securities of Microsoft Corporation, even though it generally does not. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies in which the Fund invests. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Themes MSFT PutWrite Options Income ETF | Large Capitalization Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Large-Capitalization Investing Risk. Large capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

Themes MSFT PutWrite Options Income ETF | Put Writing Strategy Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Put Writing Strategy Risk. Put Options are generally subject to volatile swings in price based on changes in value of the Underlying Stock and the value of the Fund’s positions in options may be subject to greater fluctuations in value than investments directly in the Underlying Stock. The Fund will incur a form of economic leverage through its use of options, which will increase the volatility of the Fund’s returns and may increase the risk of loss to the Fund. If the value of the Underlying Stock declines below the strike price, the option will finish in-the-money and the Fund will be required to make a cash payment based on the difference between the strike price and the price of the Underlying Stock at the time the option is exercised. Therefore, by writing a put option, the Fund is exposed to the amount by which the price of the Underlying Stock is less than the strike price. While the Fund will collect premiums on the options it writes, the Fund’s risk of loss if one or more of its options is exercised and expires in-the-money may substantially outweigh the gains to the Fund from the receipt of such option premiums. Moreover, the options sold by the Fund may have an imperfect correlation to the returns of the Underlying Stock. The potential return to the Fund is limited to the amount of option premiums it receives; however, the Fund can potentially lose up to the entire strike price of each option it sells. Further, if the value of the securities underlying the options sold by the Fund (i.e., the Underlying Stock) increases, the Fund’s returns will not increase accordingly.

Themes MSFT PutWrite Options Income ETF | Implied Volatility Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Implied Volatility Risk. When the Fund sells a listed put option, it gains the amount of the premium it receives, but also incurs a corresponding liability representing the value of the option it has sold (until the option is exercised and finishes in the money or expires worthless). The value of the options in which the Fund invests is partly based on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the Underlying Stock underlying the options do not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the Fund’s NAV. The Fund is therefore exposed to implied volatility risk before the options expire or are exercised. This is the risk that the value of the implied volatility of the options sold by the Fund will increase due to general market and economic conditions, perceptions regarding the industries in which Microsoft Corporation participates, or factors relating specifically to the Underlying Stock.

Themes MSFT PutWrite Options Income ETF | Price Participation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Price Participation Risk. The Fund may sell in-the-money put option contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Stock over the Put Period (typically, one week, but may range up to one month). This means that if the Underlying Stock experiences an increase in value above the strike price of the sold put options during a Put Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Stock over the Put Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Stock over each Put Period, but has full exposure to any decreases in value experienced by the Underlying Stock over the Put Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Stock. The degree of participation in the Underlying Stock’s gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put option contracts and will vary from Put Period to Put Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Stock, changes in interest rates, changes in the actual or perceived volatility of the Underlying Stock and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Stock changes and time moves towards the expiration of each Put Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected that the Fund’s NAV will directly correlate on a day-to-day basis with the returns of the Underlying Stock. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Stock will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Stock.

Themes MSFT PutWrite Options Income ETF | Concentration Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Concentration Risk. The Fund will be concentrated in the industry to which Microsoft Corporation is assigned (i.e., hold more than 25% of its total assets in investments that provide exposure to the industry to which Microsoft Corporation is assigned). The Fund’s performance will therefore be particularly susceptible to adverse events impacting such industry, which may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand; competition for resources; adverse labor relations; political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in a particular industry. As a result, the value of the Fund’s investments may rise and fall more than the value of shares of a fund that invests in securities of companies in a broader range of industries.

Computer Software Industry Risk. Computer software companies can be significantly affected by competitive pressures, aggressive pricing, technological developments, changing domestic demand, the ability to attract and retain skilled employees and availability and price of components. The market for products produced by computer software companies is characterized by rapidly changing technology, rapid product obsolescence, cyclical market patterns, evolving industry standards and frequent new product introductions. The success of computer software companies depends in substantial part on the timely and successful introduction of new products and the ability to service such products. An unexpected change in one or more of the technologies affecting an issuer’s products or in the market for products based on a particular technology could have a material adverse effect on a participant’s operating results. Many computer software companies rely on a combination of patents, copyrights, trademarks and trade secret laws to establish and protect their proprietary rights in their products and technologies. There can be no assurance that the steps taken by computer software companies to protect their proprietary rights will be adequate to prevent misappropriation of their technology or that competitors will not independently develop technologies that are substantially equivalent or superior to such companies’ technology.

Themes MSFT PutWrite Options Income ETF | Sector Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Sector Risk. To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Information Technology Sector Risk. Market or economic factors impacting information technology companies and companies that rely heavily on technological advances could have a significant effect on the value of the Fund’s investments. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs. Stocks of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability.

Themes MSFT PutWrite Options Income ETF | Issuer Specific Microsoft Corp Investing Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Issuer-Specific (Microsoft Corporation) Investing Risk. Issuer-specific attributes may cause an investment held by the Fund to be more volatile than the market generally. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole. Microsoft Corporation faces risks associated with competition in the technology sector and among platform-based ecosystems, including its cloud-based services; the evolution of its business, including the development of its new products and acquisitions, joint ventures and strategic alliances; cybersecurity, data privacy and platform abuses; operations, including excessive outages, data losses or disruptions of online services; quality or supply problems; legal, regulatory and litigation risks; and the ability to attract and retain talented employees.

Themes MSFT PutWrite Options Income ETF | Counterparty Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Clearing Member Default Risk. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Themes MSFT PutWrite Options Income ETF | Themes MSFT PutWrite Options Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.39%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[17]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.39%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 40
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 125
Themes VIX PutWrite Options Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Themes VIX PutWrite Options Income ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Themes VIX PutWrite Options Income ETF (the “Fund”) is an exchange-traded fund (“ETF”) that seeks current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimated for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The following example is intended to help retail investors compare the cost of investing in the Fund with the cost of investing in other funds. It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	It illustrates the hypothetical expenses that such investors would incur over various periods if they were to invest $10,000 in the Fund for the time periods indicated and then redeem all of the Shares at the end of those periods. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed ETF that seeks current income by employing a put selling (or “writing”) strategy using primarily at-the-money options on the Chicago Board Options Exchange Volatility Index (the “VIX Index” or the “Index”) to generate income. Specifically, the Fund aims to generate income from its options investments when the VIX Index rises in value above the strike price of the put options written. When the VIX Index’s value falls below the strike price of the put options, the Fund is likely to incur losses and may be obligated to pay the holder of the put option the difference between the strike price and the value of the Index. Accordingly, the Fund is intended for investors who seek income when the investor believes the VIX Index will remain flat or rise in value.

The Fund’s Put Writing Strategy

To implement this strategy, on a weekly basis, the Fund will write put options on the VIX Index that are primarily at-the-money (i.e., equal to the current market price of the Index) and have one week to expiration. As the seller of the put options, the Fund receives cash (the “premium”) from the purchaser for each put sold and commits to pay the holder of the put option the difference between the strike price and the value of the Index.

Possible Outcomes of the Fund’s Investment Strategies

The premiums received by the Fund from selling options will increase the Fund’s return if the option is not exercised and thus expires worthless. However, if the value of the VIX Index declines below the strike price at any time prior to expiration, the option is in-the-money and the Fund will be obligated to pay the holder of the put option the difference between the strike price and the value of the Index. Depending on the difference, this may negate the premium the Fund received from the sale of the option or even result in a loss. Therefore, by writing a put option, the Fund is exposed to the risk of losing the amount by which the value of the VIX Index is less than the strike price at any time prior to the option’s expiration. Accordingly, the potential return to the Fund is limited to the amount of option premiums it receives, while the Fund can potentially lose up to the entire strike price of each option it sells. In such a case, Fund losses will likely outweigh the income attributable to the options premiums received and Fund losses may be substantial. Further, if the value of the VIX Index increases, the Fund’s returns will not increase accordingly.

The Fund’s Use of Written Put Options

The Fund’s strategy is designed to have approximately a weekly, 100% downside notional exposure to the VIX Index. While an investor cannot directly invest in the VIX Index, the Fund will seek to sell put options on the VIX Index at a notional exposure that is close to 100% of the Fund’s assets. More specifically:

The notional value of an option refers to the value that the options control. It is calculated by multiplying the price of the asset underlying the option (the Index) by the options multiplier by the number of contracts. The options multiplier is the number of shares an option contract controls. Equity options each control 100 underlying shares and therefore have a 100 options multiplier.

By way of example, assume the Fund has assets of $10 million and the Index is priced at $60. The value of one option contract would therefore be $6,000 (the $60 Index price x the 100 options multiplier). To determine the number of put option contracts needed to encompass approximately 100% of the Fund’s net assets, the Fund’s value is divided by the value of one contract ($10,000,000 divided by $6,000 = 1,666). The notional exposure would thus be approximately $10,000,000 ($60 x 100 x 1,666=$9,996,000) from the put options written or 100% of the Fund’s net assets.

However, the Fund’s notional exposure will drift during each week. The Fund may at times write options on the VIX Index with aggregate notional value greater than the value of the Fund’s assets. In those cases, the Fund may be considered to have created investment leverage; leverage increases the volatility of the Fund and may result in losses greater than if the Fund had not been leveraged. It is also possible that the Fund will create investment leverage by borrowing money.

The Fund will typically reallocate its portfolio at the end of each trading week. That is, the Fund will either allow each week’s options to expire and then settle in cash, close (i.e., buy back) the option, or roll it early. “Rolling” an option contract refers to the process of buying existing put option contracts to close them out and immediately selling new put option contracts. The Fund will enter into new put options when the options have expired, closed, or rolled early. When allowing the options to expire and then settling in cash, the Fund can seek to reduce execution costs. The sold put options positions will be reestablished weekly.

At least weekly, the options sold by the Fund are settled by delivery at expiration or expire with no value and new option positions are established. The Fund’s weekly (or more frequent) cycle of reallocating its portfolio likely will cause the Fund to have frequent and substantial turnover in its option positions. If the Fund receives additional inflows (and issues more Shares accordingly in large numbers known as “Creation Units,” as further defined herein) during a one-week period, the Fund will sell additional listed put options which will be exercised or expire at the end of such one-week period. Conversely, if the Fund redeems Shares in Creation Unit size during a weekly period, the Fund will terminate the appropriate portion of the options it has sold accordingly.

Principal Portfolio Holdings of the Fund

Portfolio Holdings	Investment Terms	Expected Target Maturity
Sold put option contracts	“at-the money” (i.e., the strike price is equal to the then-current price of the Index at the time of sale)	1 week
U.S Treasury Securities, Money Market Funds and Cash

Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government. The Fund will generally hold U.S. Treasuries to maturity.

These instruments are used as collateral for the Fund’s options and to generate income.

The market value of the cash, money market funds and U.S. Treasuries held by the Fund is expected to comprise at least 80% of the Fund’s net assets.

Up to 1-year maturities at the time of purchase

Though the Fund intends to sell options that are at-the-money, the put options sold by the Fund may at times be sold slightly in-the-money (i.e., higher than the current market price of the VIX Index) depending on the market volatility of the Index on the day the option is sold. The Fund intends to invest only in cash-settled options, which means the holder of the option doesn’t receive securities when the option is exercised or expires. Instead, any payments are made in cash.

The Fund will invest, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in financial instruments, such as options, that provide exposure to the value of the VIX Index. The Fund will consider the notional value of its options positions for the purpose of assessing compliance with this 80% Policy. The Fund’s 80% Policy is non-fundamental and requires 60 days prior written notice to shareholders before it can be changed.

The Fund will trade exchange-traded options contracts that utilize the VIX Index as the reference asset. In general, a put option is a contract that gives the purchaser (holder) of the option, in return for a premium, the right to exercise the option and receive the difference between the strike price and the value of the Index at the time the option is exercised. The Fund intends to primarily utilize European style Flexible EXchange® (“FLEX”) options. FLEX options are exchange-traded and allow for customizable terms (e.g., the strike price can be negotiated). An option is said to be “European Style” when it can be exercised only at expiration. The expiration dates at the time of purchase for the Fund’s written puts will typically be one week, but may range up to one month at times) (the “Put Period”).

The Fund will seek to employ its investment strategy regardless of whether there are periods of adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund.

The Fund’s performance will differ from that of the Index’s value. The performance differences will depend on, among other things, the value of the Index, changes in the value of Index put options contracts the Fund has sold, and changes in the value of the U.S. Treasuries and money market instruments. The Fund’s ability to achieve its investment objective of current income is not dependent on appreciation of the value of the Index.

The Fund intends to make monthly distribution payments to shareholders.

Index Overview: The VIX Index is a financial benchmark designed to be an up-to-the-minute market estimate of expected volatility of the S&P 500® Index (the “S&P 500 Index”), and is calculated by using the midpoint of real-time S&P 500 Index option bid/ask quotes. The VIX Index measures the level of expected volatility of the S&P 500 Index over the next 30 days that is implied in the bid/ask quotations of S&P 500 Index options. Thus, the VIX Index is a forward-looking measure, in contrast to realized (or actual) volatility, which measures the variability of historical (or known) prices. The Index does not represent the actual volatility of the S&P 500 Index.

●	During periods of rising investor uncertainty, including periods of market instability, the implied level of volatility of the S&P 500 Index typically increases and, consequently, the prices of options linked to the S&P 500 typically increase (assuming all other relevant factors remain constant or have negligible changes). This, in turn, causes the level of the VIX Index to increase.

●	During periods of declining investor uncertainty, the implied level of volatility of the S&P 500 Index typically decreases and, consequently, the prices of options linked to the S&P 500 Index typically decrease (assuming all other relevant factors remain constant or have negligible changes). This, in turn, causes the level of the VIX Index to decrease. Volatility, and the level of the VIX Index, can increase (or decrease) without warning. The performance of the VIX Index has historically had a negative correlation to the performance of the S&P 500 Index.

The VIX Index was developed by the Cboe Options Exchange® (the “Cboe”) and is calculated, maintained and published by the Cboe. The Cboe may change the methodology used to determine the VIX Index and has no obligation to continue to publish, and may discontinue the publication of, the VIX Index. The VIX Index is reported by Bloomberg Finance L.P. under the ticker symbol “VIX.”

The Fund, the Trust and Themes Management Company, LLC (the “Adviser”), the Fund’s investment adviser, are not affiliated with, or endorsed by, the VIX Index. An investment in the Fund is not an investment in the Index, nor is the Fund an investment in a traditional passively managed index fund. The Fund does not invest directly in the Index.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
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Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus. In the future, performance for the Fund will be presented in this section. When provided, the information will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns compare with a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available on the Fund’s website at www.ThemesETFs.com or by calling the Fund toll-free at 1-866-5Themes (1-866-584-3637).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	In the future, performance for the Fund will be presented in this section. When provided, the information will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns compare with a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund did not commence operations prior to the date of this Prospectus.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-866-584-3637
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ThemesETFs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Themes VIX PutWrite Options Income ETF | Risks Lose Money [Member]
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Risk Caption	rr_RiskCaption	You can lose money on your investment in the Fund.
Themes VIX PutWrite Options Income ETF | Non Diversification Risk [Member]
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Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Risk Caption	rr_RiskCaption	The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.
Themes VIX PutWrite Options Income ETF | All Risk [Member]
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You can lose money on your investment in the Fund. The Fund is subject to the risks summarized below. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s prospectus entitled “Additional Information about the Principal Risks of Investing in the Funds.” Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears.

Themes VIX PutWrite Options Income ETF | Market Risk [Member]
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Market Risk. Market risk is the risk that a particular security, or Shares in general, may fall in value, or fail to rise. Securities are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates, and perceived trends in securities prices. Shares could decline in value or underperform other investments. In addition, local, regional, or global events such as war, acts of terrorism, spread of infectious diseases or other public health issues, recessions, or other events could have a significant negative impact on the Fund and its investments. Such events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Such events could adversely affect the prices and liquidity of the Fund’s portfolio securities or other instruments and could result in disruptions in the trading markets. During any such events, Shares may trade at increased premiums or discounts to their net asset value and the bid/ask spread on Shares may widen. As a result, an investor could lose money over short or long periods of time.

Themes VIX PutWrite Options Income ETF | Referenced Index Risk [Member]
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Referenced Index Risk. The Fund invests in options contracts that are based on the value of the VIX Index, which in turn exposes the Fund to the volatility of the S&P 500 Index. This subjects the Fund to certain of the same risks as if it owned shares of companies that comprised the S&P 500 Index, even though it does not. By virtue of the Fund’s investments in options contracts that are based on the value of the Index, the Fund may also be subject to the following risks:

Equity Market Risk. Equity securities, such as those included in the S&P 500 Index, may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific industries, sectors or companies. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. The Fund’s NAV and market price may fluctuate significantly in response to these and other factors. As a result, an investor could lose money over short or long periods of time.

Large-Capitalization Investing Risk. Large capitalization companies typically have significant financial resources, extensive product lines and broad markets for their goods and/or services. However, they may be less able to adapt to changing market conditions or to respond quickly to competitive challenges or to changes in business, product, financial, or market conditions and may not be able to maintain growth at rates that may be achieved by well-managed smaller and mid-size companies, which may affect the companies’ returns.

Indirect Investment Risk. Neither the VIX Index nor the S&P 500 Index is affiliated with the Trust, the Fund, the Adviser, or their respective affiliates, and nor is either involved with this offering in any way. Investors in the Fund will not have the right to receive dividends or other distributions or any other rights with respect to the companies that comprise the S&P 500 Index.

Index Trading Risk. The trading price of the Index may be highly volatile and could continue to be subject to wide fluctuations in response to various factors. The stock market in general has experienced extreme price and volume fluctuations that have often been unrelated or disproportionate to the operating performance of companies.

Themes VIX PutWrite Options Income ETF | Derivatives Risk [Member]
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Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts Risk. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund in particular, the value of the options contracts in which it invests are substantially influenced by the value of the VIX Index. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. There may at times be an imperfect correlation between the movement in values of options contracts and the Index, which may prevent the Fund from achieving its investment objective. In addition, there may at times not be a liquid secondary market for certain options contracts. The value of the options used by the Fund will be determined based on market quotations or other recognized pricing methods.

FLEX Options Risk. FLEX Options are exchange-traded options contracts with uniquely customizable terms like exercise price, style, and expiration date. Due to their customization and potentially unique terms, FLEX Options may be less liquid than other securities, such as standard exchange listed options. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund’s shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price.

Leverage Risk. While the Fund does not seek leveraged exposure to the VIX Index, the Fund seeks to achieve and maintain the exposure to the value of the Index by using the leverage inherent in options contracts. Therefore, the Fund is subject to leverage risk. When the Fund purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction, it creates leverage, which can result in the Fund losing more than it originally invested. As a result, these investments may magnify losses to the Fund, and even a small market movement may result in significant losses to the Fund. Leverage may also cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Options trading involves a degree of leverage and as a result, a relatively small price movement may result in immediate and substantial losses to the Fund.

Themes VIX PutWrite Options Income ETF | Clearing Member Default Risk [Member]
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Clearing Member Default Risk. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. This risk is greater for the Fund as it seeks to hold options contracts on a single security, and not a broader range of options contracts, which may limit the number of clearing members that are willing to transact on the Fund’s behalf. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

Themes VIX PutWrite Options Income ETF | Distribution Risk [Member]
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Distribution Risk. The Fund seeks to provide current monthly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund does make distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

Themes VIX PutWrite Options Income ETF | Transaction Cost Risk [Member]
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Transaction Cost Risk. The Fund will pay transaction costs, such as commissions or mark-ups in the bid/offer spread on an option position, when it writes options. Because the Fund “turns over” its option positions every week in this fashion, it will incur high levels of transaction costs. While the turnover of the option positions sold by the Fund is not deemed “portfolio turnover” for accounting purposes, the economic impact to the Fund is similar to what could occur if the Fund experienced high portfolio turnover (e.g., in excess of 100% per year). The Fund’s high levels of transaction costs may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example thereunder, may affect the Fund’s performance.

Themes VIX PutWrite Options Income ETF | Active Management Risk [Member]
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Active Management Risk. The Fund is actively-managed and may not meet its investment objective based on the success or failure of the Adviser or the Fund’s portfolio managers to implement investment strategies for the Fund. The success of the Fund’s investment program depends largely on the investment techniques applied by the Adviser and portfolio managers and the skill of the Adviser and/or portfolio manager in evaluating the value and risks associated with the Fund’s investment strategy, including their ability to assess the volatility of the VIX Index or the S&P 500 Index, and establishing the strike prices of the options sold by the Fund. It is possible the investment techniques employed on behalf of the Fund will not produce the desired results.

Themes VIX PutWrite Options Income ETF | Inflation Risk [Member]
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Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions may decline.

Themes VIX PutWrite Options Income ETF | Interest Rate Risk [Member]
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Interest Rate Risk. Interest rate risk is the risk that the value of the Fund’s investments will decline because of rising market interest rates. Interest rate risk is generally lower for shorter term options and debt securities and higher for longer-term options and debt securities. The Fund may be subject to a greater risk of rising interest rates than would normally be the case due to the current period of historically low rates and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. When interest rates increase, call options generally benefit while put option prices are impacted negatively.

Themes VIX PutWrite Options Income ETF | Special Tax Risk [Member]
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Special Tax Risk. The Fund intends to qualify as a “regulated investment company” (“RIC”); however, the federal income tax treatment of certain aspects of the proposed operations of the Fund are not entirely clear. The Fund’s pursuit of its investment strategies will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and was ineligible to or did not cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. The Fund’s investment strategy may limit its ability to distribute dividends eligible for treatment as qualified dividend income, which for non-corporate shareholders are subject to federal income tax at rates of up to 20%. The Fund’s investment strategy may also limit its ability to distribute dividends eligible for the dividends-received deduction for corporate shareholders. For these reasons, a significant portion of distributions received by Fund shareholders may be subject to tax at effective tax rates that are higher than the rates that would apply if the Fund were to engage in a different investment strategy. You should consult your tax advisor as to the tax consequences of acquiring, owning and disposing of Shares. Investors should consult their tax advisor as to the tax consequences of acquiring, owning and disposing of Shares.

Themes VIX PutWrite Options Income ETF | Tax Efficiency Risk [Member]
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Tax Efficiency Risk. Unlike most ETFs, the Fund currently intends to effect redemptions primarily for cash, rather than primarily in-kind redemptions. As such, investments in Shares may be less tax-efficient than investments in conventional ETFs. ETFs generally are able to make in-kind redemptions and avoid being taxed on gain on the distributed portfolio securities at the fund level. Because the Fund currently intends to effect redemptions primarily for cash, rather than in-kind distributions, it may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds. If the Fund recognizes gain on these sales, this generally will cause the Fund to recognize gain it might not otherwise have recognized, or to recognize such gain sooner than would otherwise be required if it were able to distribute portfolio securities in-kind. The Fund generally intends to distribute these gains to shareholders to avoid being taxed on this gain at the Fund level and otherwise comply with the special tax rules that apply to it. This strategy may cause shareholders to be subject to tax on gains they would not otherwise be subject to, or at an earlier date than, if they had made an investment in a different ETF. In addition, as a result of the Fund selling options at least weekly, it is expected that any distributions by the Fund will be taxable as ordinary income.

Themes VIX PutWrite Options Income ETF | E T F Risks [Member]
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ETF Risks. The Fund is an ETF and, as a result of an ETF’s structure, is exposed to the following risks:

Authorized Participants (“APs”), Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

Shares of the Fund May Trade at Prices Other Than NAV. As with all ETFs, shares of the Fund may be bought and sold in the secondary market at market prices. The price of shares of the Fund, like the price of all traded securities, will be subject to factors such as supply and demand, as well as the current value of the Fund’s portfolio holdings. Although it is expected that the market price of the shares of the Fund will approximate the Fund’s NAV, there may be times when the market price of the shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount). This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although shares of the Fund are listed for trading on a national securities exchange, The NASDAQ Stock Market LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that shares of the Fund will trade with any volume, or at all, on any stock exchange or that the requirements of the Exchange or any exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. As a result, the ability to trade certain securities or financial instruments may be restricted, which may disrupt the Fund’s creation and redemption process, potentially affect the price at which the Fund’s shares trade in the secondary market, and/or result in the Fund being unable to trade certain securities or financial instruments at all. In these circumstances, the Fund may be unable to execute its options strategy, may be unable to accurately price its investments and/or may incur substantial trading losses. This risk may be greater for the Fund as it seeks to have exposure to a single index as opposed to a more diverse portfolio like a traditional pooled investment. If trading in the Fund’s shares are halted, investors may be temporarily unable to trade shares of the Fund. In stressed market conditions, the liquidity of shares of the Fund may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares of the Fund, and this could lead to differences between the market price of the shares of the Fund and the underlying value of those shares. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Index’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

Themes VIX PutWrite Options Income ETF | Cybersecurity Risk [Member]
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Cybersecurity Risk. Failures or breaches of the electronic systems of the Fund and/or the Fund’s service providers, including the Adviser, market makers, Authorized Participants or the issuers of securities in which the Fund invests, have the ability to cause disruptions, negatively impact the Fund’s business operations and/or potentially result in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cybersecurity plans and systems of the Adviser, other service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

Themes VIX PutWrite Options Income ETF | Liquidity Risk [Member]
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Liquidity Risk. The Fund’s investments are subject to liquidity risk, which exists when an investment is or becomes difficult or impossible to purchase or sell at an advantageous time and price. If a transaction is particularly large or if the relevant market is or becomes illiquid, it may not be possible to initiate a transaction or liquidate a position, which may cause the Fund to suffer significant losses and difficulties in meeting redemptions. Liquidity risk may be the result of, among other things, market turmoil, the reduced number and capacity of traditional market participants, or the lack of an active trading market. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, new legislation or regulatory changes inside or outside the U.S. Liquid investments may become less liquid after being purchased by the Fund, particularly during periods of market stress. In addition, if a number of securities held by the Fund stop trading, it may have a cascading effect and cause the Fund to halt trading. Volatility in market prices will increase the risk of the Fund being subject to a trading halt. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid.

Themes VIX PutWrite Options Income ETF | New Adviser Risk [Member]
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New Adviser Risk. Although the Adviser’s principals and the Fund’s portfolio managers have experience managing investments in the past, the Adviser is a newly-formed entity and has little experience managing investments for an ETF, which may limit the Adviser’s effectiveness.

Themes VIX PutWrite Options Income ETF | New Fund Risk [Member]
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New Fund Risk. The Fund is new with no operating history. As a result, there can be no assurance that the Fund will grow to or maintain an economically viable size, as a result of which it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in Fund shares.

Themes VIX PutWrite Options Income ETF | Operational Risk [Member]
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Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures. The Fund and the Adviser seek to reduce these operational risks through controls and procedures. However, these measures do not address every possible risk and may be inadequate to address significant operational risks.

Themes VIX PutWrite Options Income ETF | Valuation Risk [Member]
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Valuation Risk. Independent market quotations for certain investments held by the Fund may not be readily available, and such investments may be fair valued or valued by a pricing service at an evaluated price. These valuations involve subjectivity and different market participants may assign different prices to the same investment. As a result, there is a risk that the Fund may not be able to sell an investment at the price assigned to the investment by the Fund. In addition, the securities in which the Fund invests may trade on days that the Fund does not price its shares; as a result, the value of Fund shares may change on days when investors cannot purchase or sell their Fund holdings.

Themes VIX PutWrite Options Income ETF | Money Market Instruments Risk [Member]
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Money Market Instruments Risk. The value of money market instruments may be affected by changing interest rates and by changes in the credit ratings of the investments. An investment in a money market fund is not insured or guaranteed by the FDIC or any other government agency. It is possible to lose money by investing in a money market fund.

Themes VIX PutWrite Options Income ETF | U S Government Securities Risk [Member]
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U.S. Government Securities Risk. U.S. government securities are subject to interest rate risk but generally do not involve the credit risks associated with investments in other types of debt securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other debt securities. U.S. government securities are guaranteed only as to the timely payment of interest and the payment of principal when held to maturity.

Themes VIX PutWrite Options Income ETF | Put Writing Strategy Risk [Member]
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Put Writing Strategy Risk. Put options are generally subject to volatile swings in price based on changes in value of the underlying instrument (the VIX Index). The Fund will incur a form of economic leverage through its use of options, which will increase the volatility of the Fund’s returns and may increase the risk of loss to the Fund. If the value of the Index declines below the strike price, the option will finish in-the-money and the Fund will be required to make a cash payment based on the difference between the strike price and the value of the Index at the time the option is exercised. Therefore, by writing a put option, the Fund is exposed to the amount by which the price of the Index is less than the strike price. While the Fund will collect premiums on the options it writes, the Fund’s risk of loss if one or more of its options is exercised and expires in-the-money may substantially outweigh the gains to the Fund from the receipt of such option premiums. Moreover, the options sold by the Fund may have an imperfect correlation to the returns of the Index. The potential return to the Fund is limited to the amount of option premiums it receives; however, the Fund can potentially lose up to the entire strike price of each option it sells. Further, if the value of the Index increases, the Fund’s returns will not increase accordingly.

Themes VIX PutWrite Options Income ETF | Implied Volatility Risk [Member]
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Risk [Text Block]	rr_RiskTextBlock

Implied Volatility Risk. When the Fund sells a listed put option, it gains the amount of the premium it receives, but also incurs a corresponding liability representing the value of the option it has sold (until the option is exercised and finishes in the money or expires worthless). The value of the options in which the Fund invests is partly based on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the value of the VIX Index does not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the Fund’s NAV. The Fund is therefore exposed to implied volatility risk before the options expire or are exercised. This is the risk that the value of the implied volatility of the options sold by the Fund will increase due to general market and economic conditions, perceptions regarding the VIX Index, the S&P 500 Index or the industries in which the S&P 500 Index participates, or factors relating specifically to the Index.

Themes VIX PutWrite Options Income ETF | Price Participation Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Price Participation Risk. The Fund may, at times, sell in-the-money put option contracts, which limits the degree to which the Fund will participate in increases in value experienced by the VIX Index over the Put Period (typically, one week, but may range from one day to one month). This means that if the VIX Index experiences an increase in value above the strike price of the sold put options during a Put Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the VIX Index over the Put Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Index over each Put Period, but has full exposure to any decreases in value experienced by the Index over the Put Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the VIX Index. The degree of participation in the Index’s gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put option contracts and will vary from Put Period to Put Period. The value of the options contracts is affected by changes in the value of the Index, changes in interest rates, changes in the actual or perceived volatility of the Index and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the VIX Index changes and time moves towards the expiration of each Put Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected that the Fund’s NAV will directly correlate on a day-to-day basis with the returns of the Index. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the VIX Index will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Index.

Themes VIX PutWrite Options Income ETF | Themes VIX PutWrite Options Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.49%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[18]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.49%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 50
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 157

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